    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2002



                                                      REGISTRATION NOS. 33-85442
                                                                        811-8828

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                -----------------


                                    FORM N-4


                                -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                          PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 14                  [X]



                                      AND
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]


                                AMENDMENT NO. 22                          [X]




                        (CHECK APPROPRIATE BOX OR BOXES)

                                -----------------

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        NEW ENGLAND LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)
                501 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02117
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                 DEPOSITOR'S TELEPHONE NUMBER: 617-578-2000

   NAME AND ADDRESS OF AGENT FOR
              SERVICE:                               COPY TO:

          Anne M. Goggin                     Stephen E. Roth, Esquire
 Senior Vice President and General        Sutherland Asbill & Brennan LLP
              Counsel                     1275 Pennsylvania Avenue, N.W.
     New England Life Insurance            Washington, D.C. 20004-2415
              Company
        501 Boylston Street
    Boston, Massachusetts 02117

  It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
  Title of Securities Being Registered:  Individual Variable Annuity Contracts

================================================================================

This registration statement incorporates by reference the prospectus dated May 1, 2001 and the supplements dated May 1, 2001 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 27, 2001.

This registration statement incorporates by reference the prospectus dated January 22, 2001 and the supplements dated January 22, 2001 to the prospectuses dated May 1, 2000 for the contracts, as filed in the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-85442) filed on January 18, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 27, 2000.

                             AMERICAN GROWTH SERIES

                     Individual Variable Annuity Contracts

             Issued By
                                       Annuity Administrative Office


    New England Variable Annuity              P.O. Box 14594


        Separate Account of
                                         Des Moines, IA 50306-3594

 New England Life Insurance Company
        501 Boylston Street
    Boston, Massachusetts 02116
           (617) 578-2000

  This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more sub-accounts investing in these Eligible Funds of the New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust, and the American Funds Insurance Series.



NEW ENGLAND ZENITH FUND                 Janus Mid Cap Portfolio
                                        MetLife Mid Cap Stock Index
State Street Research Money Market       Portfolio
 Series                                 Neuberger Berman Partners Mid Cap
Salomon Brothers Strategic Bond          Value Portfolio
 Opportunities Series                   Franklin Templeton Small Cap Growth
Salomon Brothers U.S. Government         Portfolio
 Series                                 Russell 2000(R) Index Portfolio
State Street Research Bond Income       State Street Research Aurora
 Series                                  Portfolio
Balanced Series                         Morgan Stanley EAFE(R) Index
Alger Equity Growth Series               Portfolio
Davis Venture Value Series              Putnam International Stock
FI Mid Cap Opportunities Series          Portfolio

FI Structured Equity Series
Harris Oakmark Focused Value Series     MET INVESTORS SERIES TRUST

Loomis Sayles Small Cap Series
MFS Investors Trust Series              Lord Abbett Bond Debenture
MFS Research Managers Series             Portfolio
                                        PIMCO Total Return Portfolio
METROPOLITAN SERIES FUND, INC.          Met/AIM Mid Cap Core Equity
                                         Portfolio
Lehman Brothers(R) Aggregate Bond       Met/AIM Small Cap Growth Portfolio
 Index Portfolio                        MFS Mid Cap Growth Portfolio
Harris Oakmark Large Cap Value          PIMCO Innovation Portfolio
Janus Growth Portfolio                  MFS Research International
MetLife Stock Index Portfolio            Portfolio
Putnam Large Cap Growth Portfolio       State Street Research Concentrated
State Street Research Investment         International Portfolio
 Trust Portfolio

State Street Research Large Cap         AMERICAN FUNDS INSURANCE SERIES
 Value Portfolio

                                        American Funds Growth Fund
                                        American Funds Growth-Income Fund
                                        American Funds Global Small
                                         Capitalization Fund


  You may also allocate purchase payments to a Fixed Account. Limits apply to transfers to and from the Fixed Account.

  Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.

  You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated May 1, 2002. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-63 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 399 Boylston St., Boston, Massachusetts 02116, 1-800-356-5015.


  NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE SEC MAINTAINS A WEB SITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

  THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

  WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                May 1, 2002

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS


                                                                           PAGE
                                                                           ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS.........................  A-4
HIGHLIGHTS................................................................  A-5
EXPENSE TABLE.............................................................  A-7
HOW THE CONTRACT WORKS.................................................... A-15
THE COMPANY............................................................... A-16
THE VARIABLE ACCOUNT...................................................... A-16
INVESTMENTS OF THE VARIABLE ACCOUNT....................................... A-16
 Investment Advice........................................................ A-21
 Share Classes of the Eligible Funds...................................... A-22
 Substitution of Investments.............................................. A-23
GUARANTEED OPTION......................................................... A-23
THE CONTRACTS............................................................. A-23
 Purchase Payments........................................................ A-23
 Ten Day Right to Review.................................................. A-24
 Allocation of Purchase Payments.......................................... A-24
 Contract Value and Accumulation Unit Value............................... A-24
 Payment on Death Prior to Annuitization.................................. A-24
  Beneficiary Continuation................................................ A-26
  Special Options for Spouse.............................................. A-26
 Transfer Privilege....................................................... A-27
 Dollar Cost Averaging.................................................... A-27
 Asset Rebalancing........................................................ A-28
 Surrenders............................................................... A-29
 Systematic Withdrawals................................................... A-30
 Loan Provision for Certain Tax Benefited Retirement Plans................ A-30
 Disability Benefit Rider................................................. A-31
 Suspension of Payments................................................... A-31
 Ownership Rights......................................................... A-32
 Requests and Elections................................................... A-32
 Confirming Transactions.................................................. A-33
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER DEDUC-
 TIONS.................................................................... A-33
 Administration Contract Charge........................................... A-34
 Administration Asset Charge.............................................. A-34
 Mortality and Expense Risk Charge........................................ A-34
 Contingent Deferred Sales Charge......................................... A-35
 Premium Tax Charge....................................................... A-37
 Other Expenses........................................................... A-38
ANNUITY PAYMENTS.......................................................... A-38
 Election of Annuity...................................................... A-38
 Annuity Options.......................................................... A-38
 Amount of Variable Annuity Payments...................................... A-39
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS............................ A-40
FEDERAL INCOME TAX STATUS................................................. A-40
 Introduction............................................................. A-40
 Taxation of the Company.................................................. A-41
 Tax Status of the Contract............................................... A-41
 Taxation of Annuities.................................................... A-42

                                                                           PAGE
                                                                           ----
 Qualified Contracts...................................................... A-45
  (i)Plan Contribution Limits............................................. A-45
TSA Plans................................................................. A-46
IRAs, SEPs, SARSEPs, SIMPLE IRAs and Roth IRAs............................ A-46
Roth IRAs................................................................. A-46
Section 457 Plans......................................................... A-47
Qualified Plans........................................................... A-47
  (ii) Distributions from the Contract.................................... A-47
Mandatory Withholding on Certain Distributions............................ A-47
Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, Roth IRAs and Governmen-
 tal Plans................................................................ A-47
Section 457 Plans......................................................... A-48
 Withholding.............................................................. A-49
 Possible Changes in Taxation............................................. A-49
 Other Tax Consequences................................................... A-49
 General.................................................................. A-49
VOTING RIGHTS............................................................. A-49
DISTRIBUTION OF CONTRACTS................................................. A-50
THE FIXED ACCOUNT......................................................... A-51
 Contract Value and Fixed Account Transactions............................ A-51
INVESTMENT PERFORMANCE INFORMATION........................................ A-52
 Yields................................................................... A-52
 Standard Return.......................................................... A-52
 Non-Standard Return...................................................... A-52
 Other Performance........................................................ A-53
FINANCIAL STATEMENTS...................................................... A-53
ACCUMULATION UNIT VALUES (Condensed Financial Information)................ A-54
APPENDIX A: Consumer Tips................................................. A-58
APPENDIX B: Contingent Deferred Sales Charge.............................. A-59
APPENDIX C: Premium Tax................................................... A-60
APPENDIX D: Exchanged Contracts........................................... A-61
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................. A-63

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

  We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

  ACCOUNT. A sub-account of the Variable Account or the Fixed Account.

  ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

  ANNUITANT. The person on whose life the Contract is issued.

  ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

  ANNUITY UNIT. An accounting device used to calculate the dollar amount of annuity payments.

  BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

  CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

  DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

  FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

  MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

  OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.


  PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.

  VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into sub-accounts; each invests in shares of one Eligible Fund.

  VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                  HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

  Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

THE CONTRACTS:

  The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.


PURCHASE PAYMENTS:

  Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See "Purchase Payments.")

OWNERSHIP:

  A purchaser may be an individual, employer, trust, corporation, partnership, custodian or any entity specified in an eligible employee benefit plan. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract.

  FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.


  For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:

  You may allocate purchase payments net of certain charges to the sub-accounts or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.

  You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to "market-timing." (See "Transfer Privilege.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, you can make one transfer per year without our consent. Special limits apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.

CHARGES:

  We apply the following charges to your Contract:

  . premium tax charge, in some states

  . mortality and expense risk charge equal to an annual rate of 1.30% (1.55% for certain sub-accounts) of each sub-account's daily net assets

  . administration asset charge equal to an annual rate of .10% of the Variable Account's daily net assets

  . annual contract administration charge equal to the lesser of $30 and 2% of contract value

  . a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions.

  Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

  We do not deduct a sales charge from purchase payments.

  For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

  After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.)

PAYMENT ON DEATH:

  If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

  Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

  Death Proceeds are taxable and generally are included in the income of the recipient as follows:

  . If received under an annuity payment option, they are taxed in the same manner as annuity payments.

  . If distributed in a lump sum, they are taxed in the same manner as a full surrender.

SURRENDERS:

  Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) Federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Status.")

  A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.

  In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")

REPLACEMENT OF CONTRACTS

  Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your registered representative if purchasing a Contract would be advantageous, given the Contract's features, benefits and charges.

                                 EXPENSE TABLE

  The purpose of the table and the examples below is to explain the various costs and expenses you will bear, directly or indirectly, as a Contract Owner. These are deducted from purchase payments, the Variable Account, or the Eligible Funds. In the examples following the table, we assume that you allocated your entire purchase payment to one Sub-account, with no transfers.


CONTRACT OWNER TRANSACTION EXPENSES(1)
    Sales Charge Imposed on Purchase Payments (as a percentage of
     purchase payments)...........................................       0%
    Maximum Contingent Deferred Sales Charge(2) (as a percentage
     of each purchase payment)....................................       7%
    Transfer Fee(3)...............................................      $ 0
ANNUAL CONTRACT FEE
    Administration Contract Charge (per Contract)(4)..............      $30
VARIABLE ACCOUNT ANNUAL EXPENSES(5)
(as a percentage of average daily net assets)

                                       AMERICAN FUNDS GROWTH
                                    SUB-ACCOUNT, AMERICAN FUNDS
                                   GROWTH-INCOME  SUB-ACCOUNT AND
                                       AMERICAN FUNDS GLOBAL        ALL OTHER
                                  SMALL CAPITALIZATION SUB-ACCOUNT SUB-ACCOUNTS
                                  -------------------------------- ------------
    Mortality and Expense Risk
     Charge......................              1.55%                  1.30%
    Administration Asset Charge..              0.10%                   .10%
                                               -----                  -----
        Total Variable Account
         Annual Expenses.........              1.65%                  1.40%

                            NEW ENGLAND ZENITH FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001


 (ANTICIPATED EXPENSES FOR 2002 FOR THE FI MID CAP OPPORTUNITIES SERIES)

 (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                      OTHER         TOTAL         OTHER         TOTAL
                                        12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                          MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                            FEES*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                          ---------- ------------ ------------- ------------- ------------- -------------
State Street Research
 Money Market Series
 Class A................     .35%         N/A         .07%           .42%         .07%           .42%
Salomon Brothers
 Strategic Bond
 Opportunities Series
 Class A................     .65%         N/A         .19%           .84%         .19%           .84%
Salomon Brothers U.S.
 Government Series Class
 A(6)...................     .55%         N/A         .18%           .73%         .15%           .70%
State Street Research
 Bond Income Series
 Class A................     .40%         N/A         .09%           .49%         .09%           .49%
Balanced Series Class A.     .70%         N/A         .13%           .83%         .13%           .83%
Alger Equity Growth
 Series Class A.........     .75%         N/A         .09%           .84%         .09%           .84%
Davis Venture Value
 Series Class A(7)......     .75%         N/A         .08%           .83%         .08%           .83%
FI Mid Cap Opportunities
 Class B(6)(9)..........     .80%        .25%         .50%          1.55%         .15%          1.20%
FI Structured Equity
 Series Class A(7)......     .68%         N/A         .10%           .78%         .10%           .78%
Harris Oakmark Focused
 Value
 Series Class A(7)......     .75%         N/A         .12%           .87%         .12%           .87%
Loomis Sayles Small Cap
 Series Class A.........     .90%         N/A         .10%          1.00%         .10%          1.00%
MFS Investors Trust
 Series Class A(6)......     .75%         N/A         .62%          1.37%         .15%           .90%
MFS Research Managers
 Series Class A(6)......     .75%         N/A         .31%          1.06%         .15%           .90%


--------
* Our affiliate MetLife Advisers, LCC ("MetLife Advisers"), formerly New England Investment Management, LLC ("NEIM"), is the investment adviser for the Series of the Zenith Fund.

                        METROPOLITAN SERIES FUND, INC.

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001


 (ANTICIPATED EXPENSES FOR 2002 FOR THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)

 (AS A PERCENTAGE OF NET ASSETS)



                                                         OTHER         TOTAL         OTHER         TOTAL
                                           12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                             MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                               FEES*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                             ---------- ------------ ------------- ------------- ------------- -------------
Lehman Brothers Aggregate
 Bond Index Portfolio
 Class B(9)................     .25%        .25%          .13%          .63%         .13%           .63%
Harris Oakmark Large Cap
 Value Portfolio
 Class E(7)(9).............     .75%        .15%          .11%         1.01%         .11%          1.01%
Janus Growth Portfolio
 Class B(8)(9)(10).........     .80%        .25%         1.46%         2.51%         .15%          1.20%
MetLife Stock
 Index Portfolio
 Class B(9)................     .25%        .25%          .06%          .56%         .06%           .56%
Putnam Large Cap
 Growth Portfolio
 Class A(8)................     .80%         N/A          .32%         1.12%         .20%          1.00%
State Street Research
 Investment Trust Portfolio
 Class B(7)(9).............     .48%        .25%          .05%          .78%         .05%           .78%
State Street Research Large
 Cap Value Portfolio
 Class E(8)(9).............     .70%        .15%          .86%         1.71%         .15%          1.00%
Janus Mid Cap Portfolio
 Class B(9)................     .67%        .25%          .07%          .99%         .07%           .99%
MetLife Mid Cap Stock
 Index Portfolio
 Class B(8)(9).............     .25%        .25%          .27%          .77%         .20%           .70%
Neuberger Berman Partners
 Mid Cap Value Portfolio
 Class B(7)(9).............     .69%        .25%          .12%         1.06%         .12%          1.06%
Franklin Templeton Small
 Cap Growth Portfolio
 Class B(8)(9)(10).........     .90%        .25%         1.79%         2.94%         .15%          1.30%
Russell 2000 Index
 Portfolio Class B(8)(9)...     .25%        .25%          .31%          .81%         .30%           .80%
State Street Research
 Aurora Portfolio
 Class A...................     .85%         N/A          .13%          .98%         .13%           .98%
Morgan Stanley EAFE
 Index Portfolio
 Class B(8)(9).............     .30%        .25%          .52%         1.07%         .45%          1.00%
Putnam International
 Stock Portfolio
 Class A(7)................     .90%         N/A          .26%         1.16%         .26%          1.16%


--------

* Our affiliate, MetLife Advisers, is the investment manager for the Portfolios of the Metropolitan Fund. Prior to May 1, 2001, Metropolitan Life
Insurance Company ("MetLife") served as investment manager.

                          MET INVESTORS SERIES TRUST

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001



 (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                           MANAGEMENT                    OTHER         TOTAL      MANAGEMENT       OTHER         TOTAL
                              FEES*        12B-1       EXPENSES      EXPENSES        FEES        EXPENSES      EXPENSES
                             BEFORE     DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER         AFTER
                          REIMBURSEMENT     FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                          ------------- ------------ ------------- ------------- ------------- ------------- -------------
 Lord Abbett Bond
  Debenture Portfolio
  Class B (9)(11).......       .60%         .25%          .13%          .98%          .57%          .13%          .95%
 PIMCO Total Return
  Portfolio Class B
  (9)(10)(11)...........       .50%         .25%          .65%         1.40%            0%          .65%          .90%
 Met/AIM Mid Cap Core
  Equity Portfolio Class
  B (9)(10)(11).........       .75%         .25%         6.18%         7.18%            0%          .90%         1.15%
 Met/AIM Small Cap
  Growth Portfolio Class
  B (9)(10)(11).........       .90%         .25%         4.07%         5.22%            0%         1.05%         1.30%
 MFS Mid Cap Growth
  Portfolio Class B
  (9)(10)(11)...........       .65%         .25%         1.70%         2.60%            0%          .80%         1.05%
 PIMCO Innovation
  Portfolio Class B
  (9)(10)(11)...........      1.05%         .25%         2.91%         4.21%            0%         1.10%         1.35%
 MFS Reasearch
  International
  Portfolio Class B
  (9)(10)(11)...........       .80%         .25%         4.28%         5.33%            0%         1.00%         1.25%
 State Street Research
  Concentrated
  International
  Portfolio Class E
  (9)(10)(11)...........       .85%         .15%         4.59%         5.59%            0%         1.10%         1.25%


--------

* Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust.


                        AMERICAN FUNDS INSURANCE SERIES

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001

 (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                      OTHER         TOTAL         OTHER         TOTAL
                                        12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                          MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                            FEES*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                          ---------- ------------ ------------- ------------- ------------- -------------
American Funds Growth
 Fund Class 2(9)........     .37%        .25%          .01%          .63%          .01%          .63%
American Funds Growth-
 Income Fund Class 2(9).     .33%        .25%          .02%          .60%          .02%          .60%
American Funds Global
 Small Capitalization
 Fund Class 2(9)........     .80%        .25%          .03%         1.08%          .03%         1.08%


--------
* Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

EXAMPLES

  The purpose of the following Examples is to assist you in understanding the expenses that you would pay over time. The Examples (i) are based on the actual charges and expenses for the Variable Account and for each Eligible Fund for the fiscal year ended December 31, 2001 (or anticipated expenses for 2002), as stated in the Fee Table (12); and (ii) assume that current waivers and reimbursements of fund expenses will remain in effect for the periods shown (these waivers and reimbursements, however, may be terminated at any time):


  You would pay the following expenses on a $1,000 purchase payment assuming 1) 5% annual return on each Eligible Fund listed below and
   2) that you surrender your Contract or that you elect to annuitize under a period certain option for a specified period of less than 15 years, at the end of each time period
   (a contingent deferred sales charge will apply at the end of 1 year, 3 years and 5 years):


                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     State Street Research Money Market........ $84.41 $108.99 $132.44 $221.33
     Salomon Brothers Strategic Bond
      Opportunities............................  88.31  121.07  153.74  264.38
     Salomon Brothers U.S. Government..........  87.02  117.06  146.69  250.25
     State Street Research Bond Income.........  85.06  111.01  136.02  228.64
     Balanced..................................  88.22  120.78  153.24  263.38
     Alger Equity Growth.......................  88.31  121.07  153.74  264.38
     Davis Venture Value.......................  88.22  120.78  153.24  263.38
     FI Mid Cap Opportunities..................  91.66  131.30  171.64  299.75
     FI Structured Equity......................  87.76  119.35  150.73  258.35
     Harris Oakmark Focused Value..............  88.59  121.92  155.25  267.38
     Loomis Sayles Small Cap...................  89.80  125.63  161.74  280.27
     MFS Investors Trust.......................  88.87  122.78  156.75  270.37
     MFS Research Managers.....................  88.87  122.78  156.75  270.37
     Lehman Brothers Aggregate Bond Index......  86.36  115.05  143.15  243.10
     Harris Oakmark Large Cap Value............  89.89  125.91  162.24  281.25
     Janus Growth..............................  91.66  131.30  171.64  299.75
     MetLife Stock Index.......................  85.71  113.03  139.59  235.90
     Putnam Large Cap Growth...................  89.80  125.63  161.74  280.27
     State Street Research Investment Trust....  87.76  119.35  150.73  258.35
     State Street Research Large Cap Value.....  89.80  125.63  161.74  280.27
     Janus Mid Cap.............................  89.71  125.34  161.24  279.29
     MetLife Mid Cap Stock Index...............  87.02  117.06  146.69  250.25
     Neuberger Berman Partners Mid Cap Value...  90.36  127.33  164.72  286.16
     Franklin Templeton Small Cap Growth.......  92.57  134.12  176.55  309.33
     Russell 2000 Index........................  87.94  119.92  151.74  260.37
     State Street Research Aurora..............  89.61  125.06  160.74  278.30
     Morgan Stanley EAFE Index.................  89.80  125.63  161.74  280.27
     Putnam International Stock................  91.29  130.17  169.67  295.88
     Lord Abbett Bond Debenture................  89.34  124.20  159.25  275.34
     PIMCO Total Return........................  88.87  122.78  156.75  270.37
     Met/AIM Mid Cap Core Equity...............  91.19  129.88  169.18  294.92
     Met/AIM Small Cap Growth..................  92.57  134.12  176.55  309.33
     MFS Mid Cap Growth........................  90.26  127.05  164.22  285.18
     PIMCO Innovation..........................  93.04  135.52  178.98  314.08
     MFS Research International................  92.11  132.71  174.10  304.55
     State Street Research Concentrated
      International............................  92.11  132.71  174.10  304.55
     American Funds Growth.....................  88.69  122.21  155.75  268.38
     American Funds Growth-Income..............  88.41  121.35  154.25  265.38
     American Funds Global Small
      Capitalization...........................  92.85  134.96  178.02  312.18

  You would pay the following expenses on a $1,000 purchase payment assuming 1) 5% annual return on each Eligible Fund listed below and
   2) that you do not surrender your Contract or that you elect to annuitize under a life contingency option, or under a period certain option for a minimum specified period of 15 years, at the end of each time period (no contingent deferred sales charge will apply)(13):



                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     State Street Research Money Market........ $19.29 $59.62  $102.44 $221.33
     Salomon Brothers Strategic Bond
      Opportunities............................  23.50  72.34   123.74  264.38
     Salomon Brothers U.S. Government..........  22.10  68.12   116.69  250.25
     State Street Research Bond Income.........  19.99  61.75   106.02  228.64
     Balanced..................................  23.40  72.04   123.24  263.38
     Alger Equity Growth.......................  23.50  72.34   123.74  264.38
     Davis Venture Value.......................  23.40  72.04   123.24  263.38
     FI Mid Cap Opportunities..................  27.10  83.11   141.64  299.75
     FI Structured Equity......................  22.90  70.53   120.73  258.35
     Harris Oakmark Focused Value..............  23.80  73.24   125.25  267.38
     Loomis Sayles Small Cap...................  25.10  77.14   131.74  280.27
     MFS Investors Trust.......................  24.10  74.14   126.75  270.37
     MFS Research Managers.....................  24.10  74.14   126.75  270.37
     Lehman Brothers Aggregate Bond Index......  21.39  66.00   113.15  243.10
     Harris Oakmark Large Cap Value............  25.20  77.44   132.24  281.25
     Janus Growth..............................  27.10  83.11   141.64  299.75
     MetLife Stock Index.......................  20.69  63.88   109.59  235.90
     Putnam Large Cap Growth...................  25.10  77.14   131.74  280.27
     State Street Research Investment Trust....  22.90  70.53   120.73  258.35
     State Street Research Large Cap Value.....  25.10  77.14   131.74  280.27
     Janus Mid Cap.............................  25.00  76.84   131.24  279.29
     MetLife Mid Cap Stock Index...............  22.10  68.12   116.69  250.25
     Neuberger Berman Partners Mid Cap Value...  25.70  78.93   134.72  286.16
     Franklin Templeton Small Cap Growth.......  28.09  86.08   146.55  309.33
     Russell 2000 Index........................  23.10  71.13   121.74  260.37
     State Street Research Aurora..............  24.90  76.54   130.74  278.30
     Morgan Stanley EAFE Index.................  25.10  77.14   131.74  280.27
     Putnam International Stock................  26.70  81.92   139.67  295.88
     Lord Abbett Bond Debenture................  24.60  75.64   129.25  275.34
     PIMCO Total Return........................  24.10  74.14   126.75  270.37
     Met/AIM Mid Cap Core Equity...............  26.60  81.62   139.18  294.92
     Met/AIM Small Cap Growth..................  28.09  86.08   146.55  309.33
     MFS Mid Cap Growth........................  25.60  78.64   134.22  285.18
     PIMCO Innovation..........................  28.59  87.56   149.00  314.08
     MFS Research International................  27.59  84.60   144.10  304.55
     State Street Research Concentrated
      International............................  27.59  84.60   144.10  304.55
     American Funds Growth.....................  23.90  73.54   125.75  268.38
     American Funds Growth-Income..............  23.60  72.64   124.25  265.38
     American Funds Global Small
      Capitalization...........................  28.39  86.97   148.02  312.18

--------
NOTES:
(1) Premium tax charges are not shown. They range from 0% (in most states) to 3.5% of Contract Value (or if applicable, purchase payments).

(2) The Contingent Deferred Sales Charge applies to each purchase payment and declines annually over the first seven year period the purchase payment is invested in the Contract until it reaches 0% for that purchase payment.
(3) We reserve the right to limit the number and amount of transfers and impose a transfer fee.
(4) The Administration Contract Charge is not imposed after annuitization.
(5) These charges are not imposed on the Fixed Account.

(6) MetLife Advisers and the Zenith Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses attributable to certain series of the Zenith Fund (other than brokerage costs, interest, taxes or extraordinary expenses), so that total annual expenses of these series will not exceed, at any time prior to April 30, 2003, the following percentages: .70% for the Salomon Brothers U.S. Government Series; .90% for the MFS Investors Trust Series; .90% for the MFS Research Managers Series; and 1.20% for the FI Mid Cap Opportunities Series. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived or expenses paid if, in the future, actual expenses are less than these expense limits.


(7) Total annual expenses do not reflect certain expense reductions due to directed brokerage arrangements. If we included these reductions, total annual expenses would have been .82% for the Davis Venture Value Series; .74% for the FI Structured Equity Series; .84% for the Harris Oakmark Focused Series; .98% for the Harris Oakmark Large Cap Value Portfolio; .75% for the State Street Research Investment Trust Portfolio; .97% for the Neuberger Berman Partners Mid Cap Value Portfolio; and 1.14% for the Putnam International Stock Portfolio.


(8) MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios, so that total annual expenses of these portfolios will not exceed, at any time prior to April 30, 2003, the following percentages: 1.00% for the Putnam Large Cap Growth Portfolio; .80% for the Russell 2000 Index Portfolio; .70% for the MetLife Mid Cap Stock Index Portfolio; 1.00% for the Morgan Stanley EAFE Index Portfolio; 1.20% for the Janus Growth Portfolio; 1.30% for the Franklin Templeton Small Cap Growth Portfolio; and 1.00% for the State Street Research Large Cap Value Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Janus Growth Portfolio, the Franklin Templeton Small Cap Growth Portfolio and the State Street Research Large Cap Value Portfolio if, in the future, actual expenses of these portfolios are less than these expense limits.




(9) The Zenith Fund, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series have each adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plans are described in more detail in the Eligible Funds' prospectuses.


(10) Total Expenses for the Janus Growth, Franklin Templeton Small Cap Growth, PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth, MFS Research International, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios are annualized based on the months the Portfolios were in operation in 2001. The Janus Growth and Franklin Templeton Small Cap Growth Portfolios commenced operations on May 1, 2001. The PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios commenced operations on February 12, 2001. The Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios commenced operations on October 9, 2001.


(11) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses and 12b-1 fees) will not exceed, at any time prior to April 30, 2003, the following percentages: .70% for the Lord Abbett Bond Debenture Portfolio; .65% for the PIMCO Total Return Portfolio; .90% for the Met/AIM Mid Cap Core Equity Portfolio; 1.05% for the Met/AIM Small Cap Growth Portfolio; .80% for the MFS Mid Cap Growth Portfolio; 1.10% for the PIMCO Innovation Portfolio; 1.00% for the MFS Research International Portfolio; and 1.10% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

(12) In these examples, the average Administration Contract Charge of .08% has been used. (See (4), above.)


(13) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)

-------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-54).

                             HOW THE CONTRACT WORKS

   PURCHASE PAYMENT             CONTRACT VALUE           DAILY DEDUCTION FROM
                                                           VARIABLE ACCOUNT
                                                          . We deduct a
 . You can make a             . You allocate                mortality and
   one-time                     payments to your            expense risk
   investment or                choice, within              charge of 1.30%
   establish an                 limits, of                  (1.55% for
   ongoing                      Eligible Funds              certain sub-
   investment                   and/or the Fixed            accounts) on an
   program, subject             Account.                    annualized basis
   to the Company's                                         from the Contract
   minimum and                                              Value daily.
   maximum purchase
   payment
   guidelines.

                              . The Contract
                                Value reflects     ----   . We deduct an
                                purchase                    Administration
                                payments,                   Asset Charge of
                                investment                  0.10% on an
                                experience,                 annualized basis
                                interest credited           from the Contract
                                on Fixed Account            Value daily.
                                allocations,
                                partial
                                surrenders, loans
                                and Contract
                                charges.


  ADDITIONAL PAYMENTS
 . Generally may be           . The Contract              . Investment
   made at any time,   ----     Value invested in           advisory fees and
   (subject to                  the Eligible                operating
   Company limits),             Funds is not                expenses are
   but no purchase              guaranteed.                 deducted from the
   payments allowed:                                        Eligible Fund
   (1) during the             . Earnings in the             assets daily.
   seven years                  contract are
   immediately                  generally free of
   preceding the                any current
   Maturity Date; or            income taxes (see         . We deduct a $30
   (2) after a                  page A-41).                 Administration
   Contract Owner             . You may change              Contract Charge
   (or the                      the allocation of           from the Contract
   Annuitant, if not            future payments,            Value in the
   owned in an                  within limits, at           Variable Account
   individual                   any time.                   on each
   capacity) reaches                                        anniversary while
   age 88 (83 in New                                        the Contract is
   York).                                                   in-force, other
                                                            than under a
                                                            Payment Option.
                                                            (May be waived
                                                            for certain large
                                                            Contracts.) We
                                                            deduct a pro rata
                                                            portion on full
                                                            surrender and at
                                                            annuitization.


                                                   ----
                                                          ANNUAL CONTRACT FEE
                              . Prior to
                                annuitization,
                                you may transfer
                                Contract Value
 . Minimum $250 with            among accounts,
   certain                      currently free of
   exceptions (see              charge. (Special
   page A-23).                  limits apply to
                                the Fixed Account
                                and to situations
                                that involve
                                "market timing.")


                                                           SURRENDER CHARGE

         LOANS

 . Loans are           ----                        ----
   available to
   participants of
   certain tax
   qualified pension                                      . Consists of
   plans (see page            . Contract Value              Contingent
   A-30).                       may not be                  Deferred Sales
                                allocated among             Charge based on
                                more than ten               purchase payments
                                Accounts                    made (see pages
                                (including the              A-29-30 and A-35-
                                Fixed Account) at           37).
                                any time.


      SURRENDERS       ----
 . Up to the greater
   of: 10% of the
   Contract Value at
   the beginning of
   the Contract
   Year; and the
   excess of the
   Contract Value
   over purchase
   payments that are
   subject to the
   Contingent
   Deferred Sales
   Charge on the
   date of
   surrender, can be
   withdrawn each
   year without
   incurring a
   Contingent
   Deferred Sales
   Charge, subject
   to any applicable
   tax law
   restrictions.



                                                          PREMIUM TAX CHARGE

                              RETIREMENT BENEFITS
                                                          . Where applicable,
                              . Lifetime income             we deduct a
                                options.                    premium tax
                              . Fixed and/or                charge from the
                                variable payout             Contract Value
                                options.                    when annuity
                                                            benefits commence
                                                            (or, in certain
                              . Retirement                  states, at the
                                benefits may be             earliest of: full
                                taxable.                    or partial
                                                            surrender;
                                                            annuitization; or
                                                            payment of the
                                                            Death Proceeds
                              . Premium tax                 due to the death
                                charge may apply.           of a Contract
                                                            Owner or, if
 . Surrenders may be                                        applicable, of
   taxable to the                                           the Annuitant).
   extent of gain.



 . Prior to age 59                                        ADDITIONAL BENEFITS
   1/2 a 10% penalty
   tax may apply. (A
   25% penalty tax                                        . You pay no taxes
   may apply upon                                           on your
   surrender from a                                         investment as
   SIMPLE IRA within                                        long as it
   the first two                                            remains in the
   years.)                                                  Contract.
 . Premium tax
   charge may apply.

    DEATH PROCEEDS
                                                          . You may surrender
 . Guaranteed not to                                        the Contract at
   be less than your                                        any time for its
   total purchase                                           Contract Value,
   payments adjusted                                        less any
   for any prior                                            applicable
   surrenders or                                            Contingent
   outstanding loans                                        Deferred Sales
   (and, where                                              Charge, subject
   applicable, net                                          to any applicable
   of premium tax                                           tax law
   charges).                                                restrictions.
                                                          . We may waive the
 . Death proceeds                                           Contingent
   may be taxable.                                          Deferred Sales
                                                            Charge on
 . Premium tax                                              evidence of
   charge may apply.                                        terminal illness,
                                                            confinement to a
                                                            nursing home, or
                                                            permanent and
                                                            total disability,
                                                            if this benefit
                                                            is available in
                                                            your state.

                                  THE COMPANY

  We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.


  We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                             THE VARIABLE ACCOUNT

  We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

  The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

  We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

  We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

  Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

  You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

  STATE STREET RESEARCH MONEY MARKET SERIES (FORMERLY THE BACK BAY ADVISORS MONEY MARKET SERIES)


  The State Street Research Money Market Series' investment objective is the highest possible level of current income consistent with preservation of capital. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Series.


  During extended periods of low interest rates, the yields of the subaccount investing in the State Street Research Money Market Series may become extremely low and possibly negative.


  SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

  The Salomon Brothers Strategic Bond Opportunities Series' investment objective is a high level of total return consistent with preservation of capital.


  SALOMON BROTHERS U.S. GOVERNMENT SERIES

  The Salomon Brothers U.S. Government Series' investment objective is a high level of current income consistent with preservation of capital and maintenance of liquidity.


  STATE STREET RESEARCH BOND INCOME SERIES (FORMERLY THE BACK BAY ADVISORS BOND INCOME SERIES)


  The State Street Research Bond Income Series' investment objective is a high level of current income consistent with protection of capital.


  BALANCED SERIES


  The Balanced Series' investment objective is long-term total return from a combination of capital appreciation and current income.


  ALGER EQUITY GROWTH SERIES

  The Alger Equity Growth Series' investment objective is long-term capital appreciation.


  DAVIS VENTURE VALUE SERIES

  The Davis Venture Value Series' investment objective is growth of capital.


  FI MID CAP OPPORTUNITIES SERIES


  The FI Mid Cap Opportunities Series' investment objective is long-term growth of capital.


  FI STRUCTURED EQUITY SERIES (FORMERLY THE WESTPEAK GROWTH AND INCOME SERIES)


  The FI Structured Equity Series' investment objective is long-term growth of capital.


  HARRIS OAKMARK FOCUSED VALUE SERIES (FORMERLY THE HARRIS OAKMARK MID CAP VALUE SERIES)


  The Harris Oakmark Focused Value Series' investment objective is long-term capital appreciation.


  LOOMIS SAYLES SMALL CAP SERIES

  The Loomis Sayles Small Cap Series' investment objective is long-term capital growth from investments in common stocks or other equity securities.

  MFS INVESTORS TRUST SERIES (FORMERLY THE MFS INVESTORS SERIES)

  The MFS Investors Trust Series' investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.


  MFS RESEARCH MANAGERS SERIES

  The MFS Research Managers Series' investment objective is long-term growth of capital.




  LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO


  The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.

  HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO


  The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.


  JANUS GROWTH PORTFOLIO


  The Janus Growth Portfolio's investment objective is long-term growth of capital.

  METLIFE STOCK INDEX PORTFOLIO


  The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").


  PUTNAM LARGE CAP GROWTH PORTFOLIO


  The Putnam Large Cap Growth Portfolio's investment objective is capital appreciation.


  STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO (FORMERLY THE STATE STREET RESEARCH GROWTH PORTFOLIO)


  The State Street Research Investment Trust Portfolio's investment objective is long-term growth of capital and income.


  STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO


  The State Street Research Large Cap Value Portfolio's investment objective is long-term growth of capital.


  JANUS MID CAP PORTFOLIO


  The Janus Mid Cap Portfolio's investment objective is long-term growth of capital.


  METLIFE MID CAP STOCK INDEX PORTFOLIO


  The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Index ("S&P MidCap 400 Index").


  NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO


  The Neuberger Berman Partners Mid Cap Value Portfolio's investment objective is capital growth.

  FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO


  The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.


  RUSSELL 2000 INDEX PORTFOLIO


  The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.












  STATE STREET RESEARCH AURORA PORTFOLIO (FORMERLY THE STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIO)


  The State Street Research Aurora Portfolio's investment objective is high total return, consisting principally of capital appreciation.


  MORGAN STANLEY EAFE INDEX PORTFOLIO


  The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of Morgan Stanley Capital International Europe Australasia Far East Index ("MSCI EAFE Index").

  PUTNAM INTERNATIONAL STOCK PORTFOLIO

  The Putnam International Stock Portfolio's investment objective is long-term growth of capital.







  LORD ABBETT BOND DEBENTURE PORTFOLIO


  The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.

  PIMCO TOTAL RETURN PORTFOLIO


  The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

  MET/AIM MID CAP CORE EQUITY PORTFOLIO


  The Met/AIM Mid Cap Core Equity Portfolio's investment objective is long-term growth of capital.


  MET/AIM SMALL CAP GROWTH PORTFOLIO


  The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.


  MFS MID CAP GROWTH PORTFOLIO


  The MFS Mid Cap Growth Portfolio's investment objective is long-term growth of capital.

  PIMCO INNOVATION PORTFOLIO


  The PIMCO Innovation Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.


  MFS RESEARCH INTERNATIONAL PORTFOLIO


  The MFS Research International Portfolio's investment objective is capital appreciation.

  STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO


  The State Street Research Concentrated International Portfolio's investment objective is long-term growth of capital.




  AMERICAN FUNDS GROWTH FUND


  The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.

  AMERICAN FUNDS GROWTH-INCOME FUND


  The American Funds Growth-Income Fund's investment objective is to seek capital appreciation and income.

  AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


  The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.

INVESTMENT ADVICE

  MetLife Advisers, an affiliate of the Company, serves as investment adviser for each Series of the Zenith Fund. On May 1, 2001, MetLife Advisers became the investment adviser to the Portfolios of the Metropolitan Fund. The chart below shows the sub-adviser of each Series and the sub-investment manager for each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its sub-advisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Sub-Adviser and Sub-Investment Manager is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



SERIES                               SUB-ADVISER
------                               -----------
State Street Research Money Market
 Series............................  State Street Research & Management Company*
Salomon Brothers Strategic Bond
 Opportunities**...................  Salomon Brothers Asset Management Inc.
Salomon Brothers U.S. Government
 Series............................  Salomon Brothers Asset Management Inc.
State Street Research Bond Income
 Series............................  State Street Research & Management Company*
Balanced Series....................  Wellington Management Company, LLP.
Alger Equity Growth Series.........  Fred Alger Management, Inc.
Davis Venture Value Series.........  Davis Selected Advisers, L.P.***
FI Mid Cap Opportunities Series....  Fidelity Management & Research Company
FI Structured Equity Series........  Fidelity Management & Research Company****
Harris Oakmark Focused Value
 Series............................  Harris Associates L.P.
Loomis Sayles Small Cap Series.....  Loomis Sayles & Company, L.P.
MFS Investors Trust Series.........  Massachusetts Financial Services Company
MFS Research Managers Series.......  Massachusetts Financial Services Company
Lehman Brothers Aggregate Bond
 Index Portfolio...................  Metropolitan Life Insurance Company+
Harris Oakmark Large Cap Value
 Portfolio.........................  Harris Associates, L.P.
Janus Growth Portfolio.............  Janus Capital Corporation
MetLife Stock Index Portfolio......  Metropolitan Life Insurance Company+
Putnam Large Cap Growth Portfolio..  Putnam Investment Management, LLC
State Street Research Investment
 Trust Portfolio...................  State Street Research & Management Company
State Street Research Large Cap
 Value Portfolio...................  State Street Research & Management Company
Janus Mid Cap Portfolio............  Janus Capital Corporation
MetLife Mid Cap Stock Index
 Portfolio.........................  Metropolitan Life Insurance Company+
Neuberger Berman Partners Mid Cap
 Value Portfolio...................  Neuberger Berman Management Inc.
Franklin Templeton Small Cap Growth
 Portfolio.........................  Franklin Advisers, Inc.
Russell 2000 Index Portfolio.......  Metropolitan Life Insurance Company+
State Street Research Aurora
 Portfolio.........................  State Street Research & Management Company
Morgan Stanley EAFE Index
 Portfolio.........................  Metropolitan Life Insurance Company+
Putnam International Stock
 Portfolio.........................  Putnam Investment Management, LLC

--------

   * State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

  ** The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment subadvisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc.

 *** Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary of Davis Selected.


**** Fidelity Management & Research Company became the sub-adviser on May 1,
     2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.


+ Metropolitan Life Insurance Company became the sub-investment manager for the Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE Index and Russell 2000 Index Portfolios on May 1, 2001. Prior to that time, Metropolitan Life Insurance Company was the investment manager.







  For more information regarding the investment adviser and the sub-adviser of the Zenith Fund Series or the sub-investment manager of the Metropolitan Series Fund Portfolios, see the Zenith Fund or the Metropolitan Series Fund prospectuses attached at the end of this prospectus and their Statements of Additional Information.

  Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. sub-adviser). Lord, Abbett & Co. is the Adviser to the Lord Abbett Bond Debenture Portfolio. Pacific Investment Management Company LLC is the Adviser to the PIMCO Total Return Portfolio. AIM Capital Management, Inc. is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios. Massachusetts Financial Services Company is the Adviser to the MFS Mid Cap Growth and MFS Research International Portfolios. PIMCO Equity Advisors, a division of PIMCO Advisors, L.P., is the Adviser to the PIMCO Innovation Portfolio. State Street Research & Management Company is the Adviser to the State Street Research Concentrated International Portfolio. For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.


  Capital Research and Management Company is the investment adviser for the American Funds Insurance Series Funds. For more information about the investment adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

  You can also get information about the Zenith Fund, Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

  An investment adviser or affiliates thereof may compensate NELICO and/or certain affiliates for administrative, distribution, or other services relating to the Eligible Funds. This compensation is based on assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. We (or our affiliates) may also be compensated with 12b-1 fees from the Eligible Funds up to .25% of assets. Some Eligible Funds or their advisers (or other affiliates) may pay us more than others, and the amounts paid may be significant. New England Securities Corporation ("New England Securities") may also receive brokerage commissions on securities transactions initiated by an investment adviser.

SHARE CLASSES OF THE ELIGIBLE FUNDS

  The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:

  . For the Zenith Fund, we offer Class A shares for all Series except the FI
    Mid Cap Opportunities Series which is Class B;


  . For the Metropolitan Fund, we offer Class A shares of Putnam Large Cap
    Growth, Putnam International Stock and State Street Research Aurora Portfolios, Class B shares of Lehman Brothers Aggregate Bond Index, Janus Growth, Janus Mid Cap, MetLife Mid Cap Stock Index, MetLife Stock Index, Neuberger Berman Partners Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index and State Street Research Investment Trust Portfolios and Class E shares of the Harris Oakmark Large Cap Value and State Street Research Large Cap Value Portfolios;


  . For the Met Investors Series Trust, we offer Class B shares for all
    Portfolios except the State Street Research Concentrated International Portfolio which is Class E; and


  . For the American Funds Insurance Series, we offer Class 2 shares only.

  Additionally, shares of the Zenith Fund Series and the Metropolitan Fund Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Zenith Fund or the Metropolitan Fund may conflict. The Zenith Fund Board of Trustees and the Metropolitan Fund Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

  If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, at any time in our sole discretion.

                               GUARANTEED OPTION

  You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "The Fixed Account" for more information.)

                                 THE CONTRACTS

  We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.

PURCHASE PAYMENTS

  Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, the following exceptions may apply.

  . When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), and a Roth IRA under Section 408A of the Code ("Roth IRA") the minimum initial purchase payment we will accept is $2,000, or if you choose to have monthly purchase payments withdrawn from your bank checking account or Nvest Cash Management Trust account, a service known as the Master Service Account arrangement ("MSA") we will accept a minimum of $100.


  . For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

  . For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through MSA. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

  We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We will not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000. We may limit purchase payments under a flexible purchase payment contract to three times the amount shown in the application for any given Contract year.

  NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

  When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

TEN DAY RIGHT TO REVIEW

  Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.

ALLOCATION OF PURCHASE PAYMENTS

  You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office.


STATE VARIATIONS

  Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.


CONTRACT VALUE AND ACCUMULATION UNIT VALUE

  We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

  The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other sub-accounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

  If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

  Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

  The Contract's Death Proceeds at any time will be the greater of:

    (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

    (2) the minimum guaranteed death benefit.

  During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders. Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

    (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

    (2) the Contract Value on the date of recalculation.

The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.

  For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each contract anniversary.

     Assume that we issue your contract with a $10,000 purchase payment on 1/1/02. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/02, the Contract Value is $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.

 EXAMPLE:

     Assume that the Contract Value increases to $11,000 by 12/1/02, and that you request a partial surrender of 5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700- .05($10,700)].


     Assume that on 12/31/02 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/02 are $10,165.


  Options for Death Proceeds. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law.

  If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

  The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

  There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death). See "Qualified Contracts--Distributions from the Contract."

  If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

  --BENEFICIARY CONTINUATION

  Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

  IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

  The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.


  --SPECIAL OPTIONS FOR SPOUSES

  Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:


    (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

    (2) to continue the Contract under the Beneficiary Continuation provision; or

    (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

  IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.


  If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.

TRANSFER PRIVILEGE

  Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See "Tax Status of the Contract--Diversification."

  Transfers During the Accumulation Phase. We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)

  Transfers During the Annuity Phase. Currently, you may only make one transfer per contract year. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option.

  We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office.

  For transfers that we determine are based on "market-timing" (e.g., transfers under different Contracts that are being requested under Powers of Attorney with a common attorney-in-fact or that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer), we will allow one transfer every 30 days. Each transfer is subject to a $500,000 maximum. We will treat as one transfer all transfers requested under different Contracts that are being requested under Powers of Attorney with a common attorney-in-fact or that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer. If we process a transfer under one such Contract and, within the next 30 days, a transfer request for another Contract is determined by us to be related, we will not process the second transfer request.

  The above limitations on transfers that we determine to be based on market-timing do not apply to Contracts issued in New York. In New York as in all other states, however, transfers can be made under Powers of Attorney only with our consent.

  In addition, certain Eligible Funds may restrict or refuse purchases or redemptions of their shares as a result of certain market-timing activities. You should read the prospectuses of these Eligible Funds for more details.

  We will notify you, in advance, if we change the above transfer provisions.

  See "Requests and Elections" for information regarding transfers made by written request and by telephone.

  For special rules regarding transfers involving the Fixed Account, see "The Fixed Account." We limit transfers out of the Fixed Account as to amount. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See the Statement of Additional Information.

  We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.

DOLLAR COST AVERAGING

  We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 to each account that you select under this feature. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

  Guaranteed Account. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.

  . Certain rules and limitations may apply to the purchase payments you can allocate.

  . Amounts in a Guaranteed Account cannot be used as collateral for a loan.

  Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the dollar cost averaging transaction will occur on the next business day.

  The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

  If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

  Contact your agent for more information.

ASSET REBALANCING

  We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

  You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

SURRENDERS

  Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:


  . any applicable Contingent Deferred Sales Charge;

  . a pro rata portion of the Administration Contract Charge (on a full surrender only);

  . a premium tax charge (in certain states only); and

  . any outstanding loan plus accrued interest (on a full surrender only).

See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

  Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

  . The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

  . Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Status.")

  Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Status--Qualified Contracts.")

  How to surrender.

  . You must submit a request to our Annuity Administrative Office. (See
    "Requests and Elections.")


  . You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

  . You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

  . We have to receive your surrender request in our Annuity Administrative
    Office prior to the Maturity Date or Contract Owner's death.


  We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.")


  Amount of Surrender. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the sub-accounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

  Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

  If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

  If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.

  The Federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.

LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

  Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000.

  For more information on tax and ERISA rules relating to loans, please see "Federal Income Tax Status" in this prospectus. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

  We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

  When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.

  Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

  You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

  Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to "Tax Treatment of Loans" in this prospectus.


  If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.

  Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then you will have to allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, we will allocate a repayment to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts.

  We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

  We will provide further information regarding loans upon request.

DISABILITY BENEFIT RIDER

  Subject to state availability, we intend to offer a disability benefit rider which may be purchased, provided the Annuitant satisfies our underwriting standards. This feature will be available only if you are under age 60 when we issue your Contract and if you plan to make regular annual contributions to the Contract. If the Annuitant becomes totally disabled, the rider will provide that we will make monthly purchase payments subject to the terms and conditions of the rider. Consult your registered representative regarding the availability of this rider.

SUSPENSION OF PAYMENTS

  We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if:
(a) the New York Stock

Exchange is closed (other than for customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists so that it is not practical to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

OWNERSHIP RIGHTS

  During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

  These rights include the right to:

  . change the Beneficiary

  . assign the Contract (subject to limitations)

  . change the payment option

  . exercise all other rights, benefits, options and privileges allowed by the Contract or us.

  For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

  Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

  Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Status" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

  If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

  We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

  Requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:


  . By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

  . Through your Registered Representative

  . In writing to New England Life Insurance Company, c/o Annuity
    Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or


  . By fax (515) 457-4301


  All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone.


  Telephone, facsimile, and computer systems may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.


   We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

  All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.


  We do not currently offer Internet transactions capability to Contract Owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

CONFIRMING TRANSACTIONS

  We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

                      ADMINISTRATION CHARGES, CONTINGENT
                  DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

  We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

  . Administration Contract Charge

  . Administration Asset Charge

  . Mortality and Expense Risk Charge

  . Contingent Deferred Sales Charge

  . Premium Tax Charge and Other Expenses

  We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown on pages A-8 through A-10.

ADMINISTRATION CONTRACT CHARGE

  The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

  We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

  We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)

ADMINISTRATION ASSET CHARGE

  The Administration Asset Charge is equal to an annual rate of .10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.

MORTALITY AND EXPENSE RISK CHARGE

  We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")


  If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

  We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.

  When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.

  The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:

            IF WITHDRAWN DURING YEAR               CHARGE
            ------------------------               ------
              1...................................   7%
              2...................................   6%
              3...................................   5%
              4...................................   4%
              5...................................   3%
              6...................................   2%
              7...................................   1%
            Thereafter............................   0%

  In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

  In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.

 EXAMPLE:
     Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE

                                                                           10% OF
                                                                        BEGINNING OF  MAXIMUM FREE
                             AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                           OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                           ---------------- ------------- ------------- ------------- ------------
  Situation 1:............     $12,500         $14,000       $4,000        $1,250        $4,000
  Situation 2:............     $11,000         $10,000       $    0        $1,100        $1,100

  We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

 EXAMPLE:

     Assume that you make a $10,000 purchase payment into the Contract on 6/1/01 and you make another $10,000 purchase payment on 2/1/02. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE

                                                                            10% OF
                                                                         BEGINNING OF  MAXIMUM FREE
                              AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                            OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                            ---------------- ------------- ------------- ------------- ------------
  Situation 1: $7,000 par-
   tial
   surrender on 12/1/02...      $22,000         $25,000       $5,000        $2,200        $5,000


   The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/01 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.


                          HYPOTHETICAL CONTRACT VALUE

                                                                           10% OF
                                                                        BEGINNING OF  MAXIMUM FREE
                             AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                           OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                           ---------------- ------------- ------------- ------------- ------------
  Situation 2: $25,000
   surrender on 1/1/06....     $30,000         $33,000       $13,000       $3,000       $13,000


   The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/01 and $2,000 of the $10,000 purchase payment that you made on 2/1/02. The Contingent Deferred Sales Charge that would apply is: 3% X $10,000 + 4% X $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.


  Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

  If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

  Waiver of Contingent Deferred Sales Charge. No Contingent Deferred Sales Charge will apply:

  . After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

  . On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

  . If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.

  . On minimum distributions required by tax law. We currently waive the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract was the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Status--Qualified Contracts.")

  We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate.

  We may sell the Contracts directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and its affiliated companies, and certain family members of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts or any bank affiliated with such a broker-dealer and of any sub-adviser to the Eligible Funds, and certain family members of the foregoing. If consistent with applicable state insurance law, we may sell the Contracts, without compensation, to us or MetLife for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company and its affiliated companies, subject to any restrictions imposed by the terms of such plans, or to persons who obtain their Contracts through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, we may credit the Contracts with an additional percentage of premium to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person. We will not credit any additional premium to Contracts purchased by persons described above in exchange for another variable annuity Contract issued by us or our affiliated companies.

PREMIUM TAX CHARGE

  Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date.

  Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

  We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

OTHER EXPENSES

  An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                               ANNUITY PAYMENTS

ELECTION OF ANNUITY

  The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option).

  We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

  If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

  You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

  Variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, the age of the Payee and, for Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, by the sex of the Payee. (See "Amount of Variable Annuity Payments.")

  Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

  There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable (some options are not available for death proceeds).

  You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable Federal tax law restrictions.


  The Contract offers the variable annuity payment options listed below.

    Variable Income for a Specified Number of Years. We will make variable monthly payments for the number of years elected, which may not be more than 30 except with our consent.

    Variable Life Income. We will make variable monthly payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

    Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable monthly payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

    Variable Life Income for Two Lives. We will make variable monthly payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

  Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

  The Payee under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option may withdraw the commuted value of the remaining payments. The Payee (or Payees) under the Variable Life Income with Period Certain Option or the Joint and Survivor Variable Life Income, 10 Years Certain Option may withdraw the commuted value of the same remaining period certain portion of the payment option. We calculate the commuted value of such payments based on the assumed interest rate that you elected under your Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See "Amount of Variable Annuity Payments.") Amounts applied to a fixed payment option may not be withdrawn.


  See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

  If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

  The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

  We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

  At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of monthly annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected. (The Fixed Account is not available under variable payment options.) Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.
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* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

  For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

  The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

    1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

    2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

    3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

    4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

    5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

  An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

  A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Status--Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

  In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                           FEDERAL INCOME TAX STATUS

INTRODUCTION

  The following discussion is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

  The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain plans entitled to special income tax treatment ("Qualified Contracts") under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of this prospectus, Qualified Contracts are Contracts that fund Qualified Plans, TSA Plans, IRAs, SEPs and SARSEPs, SIMPLE IRAs, Roth IRAs, Section 457 Plans, and Governmental Plans. Purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF THE COMPANY

  We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from us, and its operations form a part of us, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains arising from the operation of the Variable Account are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, we believe that the Variable Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

  Accordingly, we do not anticipate that it will incur any federal income tax liability attributable to the Variable Account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the Variable Account, then we may impose a charge against the Variable Account (with respect to some or all Contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACT

  We believe that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract's Account Value will not be taxable until amounts are received from the Contract, either in the form of Annuity payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

  Diversification. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Funds must be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Variable Account, through the Eligible Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Eligible Funds' assets may be invested.

  Owner Control. In some circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

  The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

  Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the annuity date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the annuity date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The "designated beneficiary" refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.


  The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code Section 72(s). Other rules may apply to Qualified Contracts.

  The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

  In General. Section 72 of the Code governs taxation of annuities in general. We believe that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., withdrawals or annuity payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

  The owner of a Non-Qualified annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and prospective Contract Owners that are not natural persons may wish to discuss these with a competent tax advisor.


  The following discussion generally applies to a Contract owned by a natural person.

  Investment in the Contract. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. For a Contract issued in connection with a Qualified Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.


  Surrenders. In the case of a surrender under a Qualified Contract, including Systematic Withdrawals, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan.

  With respect to Non-Qualified Contracts, partial surrenders, including Systematic Withdrawals, are generally treated as taxable income to the extent that the Contract Value immediately before the surrender exceeds the "investment in the contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

  Annuity Payments. Although the tax consequences may vary depending on the annuity payment elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

  Penalty Tax. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an owner;
(3) received in substantially equal periodic payments over the owner's life or life expectancy or the joint lives or life expectancies of the owner and a "designated beneficiary". Caution: changes to the payment stream prior to the later of age 59 1/2 or within 5 years (other than by reason of death or disability), causes retroactive imposition of the penalty tax and interest. Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.


  Taxation of Death Benefit Proceeds. Amounts may be distributed from the Contract because of the death of a Contract Owner (or Annuitant if the Contract Owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or
(2) if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

  Transfers, Assignments, Exchanges and Maturity Dates. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise.


  Tax Treatment of Loans. The tax and ERISA rules relating to participant loans under tax benefited retirement plans are complex and in some cases unclear, and they may vary depending on the individual circumstances of each loan. We strongly recommend that you, your employer and your plan fiduciary consult a qualified tax advisor regarding the currently applicable tax and ERISA rules before taking any action with respect to loans.

  Contract loans are available to participants under TSA Plans (not subject to ERISA) and to trustees of Qualified Plans. See "Loan Provisions for Certain Tax Benefited Retirement Plans". We require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

  Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). (The loan application defines a default on the loan and includes, among other things, nonpayment of three consecutive or a total of five installment repayments, or surrender of the Contract.) For TSA Plans that are not subject to ERISA, the current actual distribution will be limited to pre-1989 money unless you are age 59 1/2 or otherwise comply with the legal requirements for permitted distributions under the TSA contract. If these limitations do not apply (i.e. you are under the age of 59 1/2 or no pre-1989 money is in your contract) we will report the amount of the unpaid installment repayment or default as a deemed distribution for tax purposes, but will postpone an actual distribution from the Contract until the earliest distribution date permitted under the law. We will not accept an installment repayment of less than the amount billed. A full or partial surrender of the Contract to repay all or part of the loan may result in serious adverse tax consequences for the plan participant (including penalty taxes) and may adversely affect the qualification of the plan or Contract. The trustee of a Qualified Plan subject to ERISA will be responsible for reporting to the IRS and advising the participant of any tax consequences resulting from the reduction in the Contract Value caused by the surrender and for determining whether the surrender adversely affects the qualification of the plan. In the case of a TSA Plan not subject to ERISA, we will report the default to the IRS as a taxable distribution under the Contract.

  The Internal Revenue Service issued regulations that require that if the repayment terms of a loan are not satisfied after the loan has been made due to a failure to make a loan repayment as scheduled, including any applicable grace period, the balance of the loan would be deemed to be distributed. If the loan is treated as a distribution under Code Section 72(p), the regulations state that the amount so distributed is to be treated as a taxable distribution subject to the normal rules of Code Section 72, if the participant's interest in the plan includes after-tax contributions (or other tax basis). A deemed distribution would also be a distribution for purposes of the 10 percent tax in Code Section 72(t). However, a deemed distribution under
Section 72(p) would not be treated as an actual distribution for purposes of Code Section 401, the rollover and income averaging provisions of Section 402 and the distribution restrictions of Section 403(b).

  Your loan will be deemed to be in default if you fail to make three consecutive loan payments or you fail to make any five loan payments when due, (without any grace period). We will tax report as a distribution or deemed distribution the entire unpaid loan balance on any defaulted loan for the year of the default.


  Solely for purposes of section 72(p) of the Code and the regulations thereunder dealing with loans and loan defaults (and not for purposes of the three consecutive or five missed payment default trigger or any tax reporting thereon):


  1. an administrative grace period will be granted up to the end of the quarter following the quarter in which any missed payment was due, and


  2. any subsequent payment made while a missed payment is outstanding will be applied against the missed payments in the order in which they became due.


  The application of the three consecutive missed payment and any five missed payment default event under the terms of your loan may result in a loan default and a taxable deemed distribution or distribution to you earlier than required under the income tax regulations.


  The Department of Labor has issued regulations (the "ERISA regulations") governing plan participant loans under retirement plans subject to ERISA. Generally, the ERISA regulations will apply to retirement plans that qualify under Section 401(a) and certain other employer-sponsored qualified plans. YOU AND YOUR EMPLOYER ARE RESPONSIBLE FOR DETERMINING WHETHER YOUR PLAN IS SUBJECT TO AND COMPLIES WITH THE ERISA REGULATIONS ON PARTICIPANT PLAN LOANS.

  It is the responsibility of the trustee of a Qualified Plan subject to ERISA to ensure that the proceeds of a Contract loan are made available to a participant under a separate plan loan agreement. The terms of this agreement must comply with all the plan qualification requirements including the requirements of the ERISA regulations on plan loans. The plan loan agreement may differ from your Contract loan provisions and, if you are a participant in a Qualified Plan subject to ERISA, you should consult with the fiduciary administering the plan loan program to determine your rights and obligations with respect to plan loans.

  The ERISA regulations have requirements for plan loans relating to their maximum amount, availability, and other matters. Among the rules are the requirements that the loan bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. These regulations may change from time to time. Failure to comply with these requirements may result in penalties under the Code and under ERISA.

  One of the current requirements of the ERISA regulations is that the plan must charge a "commercially reasonable" rate of interest for plan loans. The Contract loan interest rate may not be considered "commercially reasonable" within the meaning of the ERISA regulations. It is the responsibility of the plan fiduciary to charge the participant any additional interest under the plan loan agreement which may be necessary to make the overall rate charged comply with the regulation. The ERISA regulations also currently require that a loan be adequately secured, but provide that not more than 50% of the participant's vested account balance under the plan may be used as security for the loan. A Contract loan is secured by a portion of the Contract Value which is held in the Company's general account. The plan fiduciary must ensure that the Contract Value held as security under the Contract, plus any additional portion of the participant's vested account balance which is used as security under the plan loan agreement, does not exceed 50% of the participant's total vested account balance under the plan.

QUALIFIED CONTRACTS

  The Contract is designed for use with certain retirement plans that qualify for Federal tax benefits. The tax rules applicable to participants and beneficiaries in these retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

  We make no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Contract Owners and participants under retirement plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Adverse tax or other legal consequences to the plan, to the participant or to both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contract Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract under applicable federal and state tax laws and ERISA.

  The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.


(i) Plan Contribution Limits

  Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are generally not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.


  TSA PLANS

  Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations. For more information about all the applicable limitations, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations. Any purchase payments attributable to permissible contributions under Code
Section 403(b) (and earnings thereon) are not taxable to the Annuitant until amounts are distributed from the Contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.


  The Contract includes a Death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  IRAS, SEPS, SARSEPS, SIMPLE IRAS AND ROTH IRAS

  The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of a specified annual amount or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is a specified annual amount. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, for 2001 the deductions are phased out and eventually eliminated, depending on the taxpayer's adjusted gross income. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the specified annual amount for deductible payments. An IRA is also the vehicle that receives contributions to SEPs, SARSEPs and SIMPLE IRAs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are limited. The maximum salary reduction contribution currently permitted to a SIMPLE IRA is a specified annual amount. In addition, an employer must make a matching non-elective contribution to a SIMPLE IRA of the employee unless certain exceptions apply. For more information concerning the contributions to IRAs, SEPs, SARSEPs, and SIMPLE IRAs you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. For more information concerning contributions to SEPs, SARSEPs and SIMPLE IRAs, you should obtain a copy of IRS publication 560 on Retirement Plans for Small Business. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of distributions from an eligible employer plan.


  ROTH IRAS

  Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of the specified annual amount or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is a specified annual amount. Except in the case of a rollover or a transfer, no more than the specified annual amount can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited depending on the taxpayer's modified adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns).You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

  SECTION 457 PLANS

  Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 100% of includible compensation or the specified annual amount. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid (or in case of non-governmental plans, made available) to that employee or executive or his/her Beneficiary. Distribution from governmental Section 457(b) Plans may be rolled over to a Qualified Plan, TSA, IRA or another governmental Section 457 Plan. With respect to a Section 457(b) Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The Plans may permit participants to specify the form of investment for their deferred compensation accounts. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.


  QUALIFIED PLANS

  Code section 401(a) permits employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

  The Contract includes a Death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

(ii) Distributions from the Contract

  MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

  Distributions called "eligible rollover distributions" from Qualified Plans and from TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form, certain distributions of after-tax contributions, and hardship distributions. Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA, governmental Section 457(b) Plan or IRA.


  QUALIFIED PLANS, TSA PLANS, IRAS, SEPS, SARSEPS, SIMPLE IRAS, ROTH IRAS AND GOVERNMENTAL PLANS

  Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP, SIMPLE IRA or Section 457(b) Governmental Plan are taxable under
Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the Contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of substantially equal periodic payments over the owner's life or life expectancy or the joint lives or life expectancies of the owner and a designated beneficiary."
Caution: changes to the payment stream prior to the later of age 59 1/2 or within 5 years (other than by reason of death or disability), causes retroactive imposition of the penalty tax and interest; or (iv) when distribution is made pursuant to a qualified domestic relations order. Distributions from governmental Section 457 Plans which are attributable to rollover contributions from IRAs, TSAs and other qualified plans may be subject to the 10% penalty tax with the same exceptions as for qualified plans. In the case of IRAs, SEPs, SARSEPs and SIMPLE IRAs, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply. Additional exceptions may apply in specified circumstances. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.


  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  If the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the Beneficiary. If the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

  For TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under
Section 403(b) of the Code may be made.

  For a SIMPLE IRA, the 10% penalty tax described above is increased to 25% with respect to withdrawals made during the first two years of participation.


  Except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. In the case of a Qualified Plan, a TSA or Section 457 Plan, if the Annuitant is not a "five-percent owner" as defined in the Code, these distributions must begin by the later of the date determined by the preceding sentence or April 1 of the year following the year in which the Annuitant retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP, SARSEPs and SIMPLE IRAs), Qualified Plans, TSA Plans and Section 457 Plans. Roth IRAs under Section 408A do not require distributions at any time prior to the Contract Owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.


  Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

  SECTION 457 PLANS

  When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. Subject to certain exceptions, the plan must not permit distributions prior to the Annuitant's severance from employment.

  Generally, annuity payments, periodic payments or annual distributions must commence by the later of April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 or the year of retirement, and meet other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules generally apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus.


WITHHOLDING

  Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. We are required to withhold taxes from certain distributions under certain Qualified Contracts.


POSSIBLE CHANGES IN TAXATION

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

  As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of a distribution. A competent tax advisor should be consulted for further information.

GENERAL

  At the time the initial purchase payment is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Contract or a Qualified Contract. If the initial premium is derived from an exchange or surrender of another annuity contract, we may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. We will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum initial purchase payment stated above. Additional purchase payments under a Contract must qualify for the same federal income tax treatment as the initial purchase payment under the Contract; we will not accept an additional purchase payment under a Contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

                                 VOTING RIGHTS

  We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

  Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account.

After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

  We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

  We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

                         DISTRIBUTION OF THE CONTRACTS

  We have entered into a distribution agreement with New England Securities for the distribution and sale of the Contracts. Pursuant to this agreement, New England Securities serves as principal underwriter for the Contracts. New England Securities, a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, is located at 399 Boylston Street, Boston, Massachusetts 02116. New England Securities is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD").


  New England Securities offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about New England Securities and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with New England Securities are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

  We pay sales commissions for the sale of the Contracts. Sales commissions may vary, but are expected not to exceed 8% of purchase payments. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. We pay compensation either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year.


  New England Securities may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commissions paid to the broker-dealer on behalf of the registered representative are not expected to exceed those described above; selling firms may retain a portion of commissions.

  New England Securities does not retain any override as distributor for the Contracts. However, New England Securities' operating and other expenses are paid for by the Company. Also, New England Securities or an affiliate may receive 12b-1 fees from certain Eligible Funds.

  Because registered representatives of New England Securities are also agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

  We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Variable Account.

                               THE FIXED ACCOUNT

  The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a Variable Account contract, allowing you to protect principal and earn a guaranteed rate of interest.

  Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an effective annual rate of at least 3%. (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a rate higher than 3%, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.

  Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

  A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

  Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).

  Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, if any portion of your Contract loan comes from Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account.

  We limit the amount of Contract Value which you may transfer from the Fixed Account to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year, except with our consent.

However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. See the Statement of Additional Information. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account.

  We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

  For more information on the Fixed Account please refer to the Statement of Additional Information.

                      INVESTMENT PERFORMANCE INFORMATION

  We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts, (iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison. See the Statement of Additional Information.


YIELDS


  The current yield of the State Street Research Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.


  The yield of a Sub-Account (besides the State Street Research Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


STANDARD RETURN

  The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available. See the Statement of Additional Information.

NON-STANDARD RETURN

  "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions will not include the Contingent Deferred Sales Charge. In addition, we may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance. See the Statement of Additional Information.

  We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.


  We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

  We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.

OTHER PERFORMANCE

  In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                             FINANCIAL STATEMENTS

  You may find the financial statements of the Company and the Variable Account in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                   NUMBER OF
                                                                  ACCUMULATION
                                     ACCUMULATION                    UNITS
                                     UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                     BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                        PERIOD     END OF PERIOD (IN THOUSANDS)
                                     ------------- ------------- --------------
State Street Research Money Market
 Sub-Account
 04/19/95* to 12/31/95.............    1.824171      1.877438           --
 01/01/96 to 12/31/96..............    1.877438      1.946086           --
 01/01/97 to 12/31/97..............    1.946086      2.021482           --
 01/01/98 to 12/31/98..............    2.021482      2.098320         3,737
 01/01/99 to 12/31/99..............    2.098320      2.171899        21,356
 01/01/00 to 12/31/00..............    2.171899      2.275063        23,796
 01/01/01 to 12/31/01..............    2.275063      2.331985        34,100
Salomon Brothers Strategic Bond Op-
 portunities Sub-Account
 04/19/95* to 12/31/95.............    1.030925      1.158151           --
 01/01/96 to 12/31/96..............    1.158151      1.305874           --
 01/01/97 to 12/31/97..............    1.305874      1.430333           --
 01/01/98 to 12/31/98..............    1.430333      1.439188         2,999
 01/01/99 to 12/31/99..............    1.439188      1.439668        10,480
 01/01/00 to 12/31/00..............    1.439668      1.522166        16,507
 01/01/01 to 12/31/01..............    1.522166      1.603273        20,870

Salomon Brothers U.S. Government
 Sub-Account
 04/19/95* to 12/31/95.............    1.046628      1.138448           --
 01/01/96 to 12/31/96..............    1.138448      1.159699           --
 01/01/97 to 12/31/97..............    1.159699      1.240432           --
 01/01/98 to 12/31/98..............    1.240432      1.316242         3,447
 01/01/99 to 12/31/99..............    1.316242      1.300191        11,140
 01/01/00 to 12/31/00..............    1.300191      1.416200        16,057
 01/01/01 to 12/31/01..............    1.416200      1.490415        25,812

State Street Research Bond Income
 Sub-Account
 04/19/95* to 12/31/95.............    2.684861      3.018347           --
 01/01/96 to 12/31/96..............    3.018347      3.113250           --
 01/01/97 to 12/31/97..............    3.113250      3.404265           --
 01/01/98 to 12/31/98..............    3.404265      3.660529         2,055
 01/01/99 to 12/31/99..............    3.660529      3.592823        10,828
 01/01/00 to 12/31/00..............    3.592823      3.831633        14,739
 01/01/01 to 12/31/01..............    3.831633      4.110820        19,958

Balanced Sub-Account
 04/19/95* to 12/31/95.............    1.073395      1.226569           --
 01/01/96 to 12/31/96..............    1.226569      1.413947           --
 01/01/97 to 12/31/97..............    1.413947      1.619885           --
 01/01/98 to 12/31/98..............    1.619885      1.742881         4,075
 01/01/99 to 12/31/99..............    1.742881      1.631646        21,661
 01/01/00 to 12/31/00..............    1.631646      1.578230        27,155
 01/01/01 to 12/31/01..............    1.578230      1.486939        30,534

--------

*Date on which the Sub-Account first became available.

                                                                   NUMBER OF
                                                                  ACCUMULATION
                                     ACCUMULATION                    UNITS
                                     UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                     BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                        PERIOD     END OF PERIOD (IN THOUSANDS)
                                     ------------- ------------- --------------
Alger Equity Growth Sub-Account
 04/19/95* to 12/31/95.............    1.091176      1.401562           --
 01/01/96 to 12/31/96..............    1.401562      1.563978           --
 01/01/97 to 12/31/97..............    1.563978      1.937505           --
 01/01/98 to 12/31/98..............    1.937505      2.823513         4,586
 01/01/99 to 12/31/99..............    2.823513      3.734589        35,476
 01/01/00 to 12/31/00..............    3.734589      3.178881        64,981
 01/01/01 to 12/31/01..............    3.178881      2.757580        64,873
Davis Venture Value Sub-Account
 04/19/95* to 12/31/95.............    1.071349      1.322415           --
 01/01/96 to 12/31/96..............    1.322415      1.640833           --
 01/01/97 to 12/31/97..............    1.640833      2.160040           --
 01/01/98 to 12/31/98..............    2.160040      2.437055         4,389
 01/01/99 to 12/31/99..............    2.437055      2.824171        33,707
 01/01/00 to 12/31/00..............    2.824171      3.049260        62,769
 01/01/01 to 12/31/01..............    3.049260      2.671524        69,236

FI Structured Equity Sub-Account
 04/19/95* to 12/31/95.............    1.191883      1.483784           --
 01/01/96 to 12/31/96..............    1.483784      1.727747           --
 01/01/97 to 12/31/97..............    1.727747      2.274012           --
 01/01/98 to 12/31/98..............    2.274012      2.790691         4,235
 01/01/99 to 12/31/99..............    2.790691      3.009259        27,575
 01/01/00 to 12/31/00..............    3.009259      2.814682        36,472
 01/01/01 to 12/31/01..............    2.814682      2.388804        33,975
Harris Oakmark Focused Value Sub-
 Account
 04/19/95* to 12/31/95.............    1.200515      1.436949           --
 01/01/96 to 12/31/96..............    1.436949      1.666295           --
 01/01/97 to 12/31/97..............    1.666295      1.927771           --
 01/01/98 to 12/31/98..............    1.927771      1.797180         1,480
 01/01/99 to 12/31/99..............    1.797180      1.778414         6,534
 01/01/00 to 12/31/00..............    1.778414      2.112113        12,974
 01/01/01 to 12/31/01..............    2.112113      2.661135        27,260

Loomis Sayles Small Cap Sub-Account
 04/19/95* to 12/31/95.............    1.009980      1.218215           --
 01/01/96 to 12/31/96..............    1.218215      1.569712           --
 01/01/97 to 12/31/97..............    1.569712      1.932590           --
 01/01/98 to 12/31/98..............    1.932590      1.873409         2,233
 01/01/99 to 12/31/99..............    1.873409      2.433952        11,469
 01/01/00 to 12/31/00..............    2.433952      2.526234        33,563
 01/01/01 to 12/31/01..............    2.526234      2.271012        32,465
MFS Investors Trust Sub-Account
 07/01/99* to 12/31/99.............    1.025560      1.018894         3,629
 01/01/00 to 12/31/00..............    1.018894      1.003305        11,237
 01/01/01 to 12/31/01..............    1.003305      0.831666        14,716

--------

*Date on which the Sub-Account first became available.

                                                                   NUMBER OF
                                                                  ACCUMULATION
                                     ACCUMULATION                    UNITS
                                     UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                     BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                        PERIOD     END OF PERIOD (IN THOUSANDS)
                                     ------------- ------------- --------------
MFS Research Managers Sub-Account
 07/01/99* to 12/31/99.............    1.058483      1.186801         3,133
 01/01/00 to 12/31/00..............    1.186801      1.127801        27,930
 01/01/01 to 12/31/01..............    1.127801      0.879018         2,544

Lehman Brothers Aggregate Bond In-
 dex Sub-Account
 01/22/01* to 12/31/01.............    1.075873      1.128870         8,293

Janus Growth Sub-Account
 05/01/01* to 12/31/01.............    1.000000      0.774690         1,526

MetLife Stock Index Sub-Account
 01/22/01* to 12/31/01.............    3.886024      3.507534         2,487
Putnam Large Cap Growth Sub-Account
 05/01/00* to 12/31/00.............    1.000000      0.723242        14,013
 01/01/01 to 12/31/01..............    0.723242      0.493305        24,115
State Street Research Investment
 Trust Sub-Account
 05/01/01* to 12/31/01.............    7.438037      6.523987           194

Janus Mid Cap Sub-Account
 01/22/01* to 12/31/01.............    2.039764      1.548625         4,996

MetLife Mid Cap Stock Index Sub-Ac-
 count
 01/22/01* to 12/31/01.............    1.048504      1.029834         2,498
Neuberger Berman Partners Mid Cap
 Value Sub-Account
 05/01/01* to 12/31/01.............    1.540633      1.500755           880

Franklin Templeton Small Cap Sub-
 Account
 05/01/01* to 12/31/01.............    1.000000      0.879708         2,544
Russell 2000 Index Sub-Account
 01/22/01* to 12/31/01.............    1.201374      1.184491         3,277

State Street Research Aurora Sub-
 Account
 01/22/01* to 12/31/01.............    0.752264      0.493305        24,115
Morgan Stanley EAFE Index Sub-Ac-
 count
 01/22/01* to 12/31/01.............    1.101046      0.851563         2,862

Putnam International Stock Sub-Ac-
 count**
(previously the Morgan Stanley In-
 ternational Magnum Equity
 Sub-Account)
 04/19/95* to 12/31/95.............    1.216847      1.261652           --
 01/01/96 to 12/31/96..............    1.261652      1.327000           --
 01/01/97 to 12/31/97..............    1.327000      1.291549           --
 01/01/98 to 12/31/98..............    1.291549      1.366233         1,839
 01/01/99 to 12/31/99..............    1.366233      1.678854        11,985
 01/01/00 to 12/31/00..............    1.678854      1.486746        33,579
 01/01/01 to 12/31/01..............    1.486746      1.164077        35,940

--------

 *  Date on which the Sub-Account first became available.


** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract.

                                                                  NUMBER OF
                                                                 ACCUMULATION
                                    ACCUMULATION                    UNITS
                                    UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                    BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                       PERIOD     END OF PERIOD (IN THOUSANDS)
                                    ------------- ------------- --------------
Lord Abbett Bond Debenture Sub-Ac-
 count
 05/01/01* to 12/31/01.............    1.385968      1.370827       1,573
PIMCO Total Return Sub-Account
 05/01/01* to 12/31/01.............    1.001001      1.072133       7,734
MFS Mid Cap Growth Sub-Account
 05/01/01* to 12/31/01.............    0.980536      0.823736       1,984
PIMCO Innovation Sub-Account
 05/01/01* to 12/31/01.............    0.822515      0.609384       2,482
MFS Research International Sub-Ac-
 count
 05/01/01* to 12/31/01.............    0.972176      0.847826         634
American Funds Growth Sub-Account
 05/01/01* to 12/31/01.............   12.927310     10.979737         948
American Funds Growth-Income Sub-
 Account
 05/01/01* to 12/31/01.............    8.470922      8.166745       1,354

American Funds Global Small Capi-
 talization Sub-Account
 05/01/01* to 12/31/01.............    1.476716      1.342550         948

--------

 *  Date on which the Sub-Account first became available.

                                  APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

  Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

  Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

  If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

  Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

  Toll-free telephone service:
                        --A recording of daily unit values is available by
                         calling 1-800-333-2501.

                        --Fund transfers and changes of future purchase
                         payment allocations can be made by calling 1-800-435-4117.

  Written Communications:
                        --All communications and inquiries regarding address
                         changes, premium payments, billing, fund transfers, surrenders, maturities and any other processing matters relating to your Contract should be directed to:



                           New England Life Insurance Company


                           c/o Annuity Administrative Office


                           P.O. Box 14594


                           Des Moines, IA 50306-3594


                           Fax: (515) 457-4301

                                  APPENDIX B

                       CONTINGENT DEFERRED SALES CHARGE

  The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of:
(1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

  As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                  APPENDIX C

                                  PREMIUM TAX

  Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


               CONTRACTS USED WITH TAX
JURISDICTION   QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
------------   -------------------------- -------------------
California                0.50%*                 2.35%
Maine                       --                   2.00%
Nevada                      --                   3.50%
Puerto Rico               1.00%                  1.00%
South Dakota                --                   1.25%
West Virginia             1.00%                  1.00%
Wyoming                     --                   1.00%


--------

* Contracts sold to (S)408(a) IRA Trusts are taxed at 2.35%.


See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                  APPENDIX D

                              EXCHANGED CONTRACTS

  You may exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

  The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.

  If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)

  If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I, PREFERENCE OR ZENITH ACCUMULATOR CONTRACT



                                                           ASSET-BASED
                                                           (MORTALITY &
                                                           EXPENSE AND     ADMINISTRATION
                                                           ADMIN. ASSET       CONTRACT
                                       CDSC                  CHARGE)           CHARGE           OTHER
                          ------------------------------- --------------   -------------- ----------------
  American Growth Series  7% of purchase payments;              1.40%      $30 (or 2% of  premium tax
   (AGS)                  declining to 0% after 7 years      (1.65% for    total          charge on
                                                               certain     Contract       purchase
                                                            Sub-accounts)  Value if       payments in
                                                                           less) --       South Dakota is
                                                                           waiver may     paid by us and
                                                                           apply          recovered later
  Fund I                  --none on exchange                approximately  3% of first    premium tax
                          --subsequent purchase payments        1.35%      $46 2% of      charge taken
                          will have AGS's CDSC               (including    excess         from purchase
                                                             investment    (amounts will  payments in
                                                            advisory fee)  be lower for   South Dakota
                                                                           single         --Sales Charge--
                                                                           purchase       maximum 6%
                                                                           payment
                                                                           contracts)
  Preference              --none on exchange                    1.25%      $30 --         premium tax
                          --subsequent purchase payments   (mortality and  no waiver      charge taken
                          will have AGS's CDSC              expense only;                 from purchase
                                                                 no                       payments in
                                                           Administration                 South Dakota
                                                            Asset Charge)
  Zenith Accumulator      --none on exchange                    1.35%      $30            --transfer fee
                          --will apply on subsequent                                      of $10 if you
                          withdrawal from AGS using the                                   make more than
                          time table for Zenith                                           12 per year
                          Accumulator
                          --10 year, 6.5% (of Contract
                          Value) declining CDSC if you
                          have a Zenith Accumulator
                          Contract
                          --subsequent purchase payments
                          will have AGS's CDSC

                               TABLE OF CONTENTS
                                      OF
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                           PAGE
                                                                           -----
THE COMPANY...............................................................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT.................................  II-3
PERFORMANCE COMPARISONS...................................................  II-3
CALCULATION OF PERFORMANCE DATA...........................................  II-4
NET INVESTMENT FACTOR..................................................... II-30
ANNUITY PAYMENTS.......................................................... II-30
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS...................... II-32
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........................ II-34
THE FIXED ACCOUNT......................................................... II-37
EXPERTS................................................................... II-38
LEGAL MATTERS............................................................. II-38
APPENDIX A................................................................ II-39
FINANCIAL STATEMENTS......................................................   F-1


  If you would like a copy of the Statement of Additional Information, please complete the request form below and mail to:

  New England Securities Corporation
  399 Boylston Street
  Boston, Massachusetts 02116

        Please send a copy of the Statement of Additional
      Information for New England Variable Annuity Separate
      Account (American Growth Series) to:

      ----------------------------------------------------------
      Name

      ----------------------------------------------------------
      Street

      ----------------------------------------------------------
      City                       State                       Zip

                            AMERICAN GROWTH SERIES

                     Individual Variable Annuity Contracts


                    Issued By
New England Variable Annuity Separate Account of  Annuity Administrative Office
       New England Life Insurance Company                P.O. Box 14594
               501 Boylston Street                       Des Moines, IA
                Boston, MA 02116                           50306-3594
                 (617) 578-2000



                         SUPPLEMENT DATED MAY 1, 2002


        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).



   This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2002, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-365-5015.


   NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

   THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

   WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                  HIGHLIGHTS

   Condensed financial information containing the accumulation unit value history and average annual total return information appears at the end of this supplement.



STATE VARIATIONS


   Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.



   We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.


REPLACEMENT OF CONTRACTS

   Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your registered representative if purchasing a Contract would be advantageous, given the Contract's features, benefits, and charges.

                                 EXPENSE TABLE

   The purpose of the table and the examples below is to explain the various costs and expenses you will bear, directly or indirectly, as a Contract Owner. These are deducted from purchase payments, the Variable Account, or the Eligible Funds. In the examples following the table, we assume that you allocated your entire purchase payment to one Sub-account, with no transfers.


 CONTRACT OWNER TRANSACTION EXPENSES(1)
        Sales Charge Imposed on Purchase Payments (as a percentage of purchase payments)...............................................  0%
        Maximum Contingent Deferred Sales Charge(2) (as a percentage of each purchase payment)........................................  7%
        Transfer Fee(3).................................................... $ 0
 ANNUAL CONTRACT FEE
        Administration Contract Charge (per Contract)(4)................... $30
 VARIABLE ACCOUNT ANNUAL EXPENSES(5)
 (as a percentage of average daily net assets)



                                               AMERICAN FUNDS GROWTH
                                               SUB-ACCOUNT, AMERICAN
                                                FUNDS GROWTH-INCOME
                                                  SUB-ACCOUNT AND
                                               AMERICAN FUNDS GLOBAL ALL OTHER
                                               SMALL CAPITALIZATION    SUB-
                                                    SUB-ACCOUNT      ACCOUNTS
                                               --------------------- ---------
         Mortality and Expense
           Risk Charge........................         1.55%           1.30%
         Administration Asset
         Charge...............................         0.10%            .10%
                                                       -----           -----
                Total Variable
                  Account Annual
                  Expenses....................         1.65%           1.40%

                    NEW ENGLAND ZENITH FUND ("ZENITH FUND")



OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001


  (ANTICIPATED EXPENSES FOR 2002 FOR THE FI MID CAP OPPORTUNITIES SERIES)


  (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                                                  -----------------------------

                                          12B-1     OTHER EXPENSES TOTAL EXPENSES OTHER EXPENSES TOTAL EXPENSES
                            MANAGEMENT DISTRIBUTION     BEFORE         BEFORE         AFTER          AFTER
                               FEE*        FEE      REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
                            ---------- ------------ -------------- -------------- -------------- --------------
State Street Research
  Money Market Series
  Class A..................    .35%        N/A           .07%            .42%          .07%            .42%
Salomon Brothers Strategic
  Bond Opportunities
  Series Class A...........    .65%        N/A           .19%            .84%          .19%            .84%
Salomon Brothers U.S.
  Government Series
  Class A(6)...............    .55%        N/A           .18%            .73%          .15%            .70%
State Street Research Bond
  Income Series Class A....    .40%        N/A           .09%            .49%          .09%            .49%
Balanced Series Class A....    .70%        N/A           .13%            .83%          .13%            .83%
Alger Equity Growth Series
  Class A..................    .75%        N/A           .09%            .84%          .09%            .84%
Davis Venture Value Series
  Class A(7)...............    .75%        N/A           .08%            .83%          .08%            .83%
FI Mid Cap Opportunities
  Series Class B(6)(9).....    .80%        .25%          .50%           1.55%          .15%           1.20%
FI Structured Equity Series
  Class A(7)...............    .68%        N/A           .10%            .78%          .10%            .78%
Harris Oakmark Focused
  Value Series Class A(7)..    .75%        N/A           .12%            .87%          .12%            .87%
Loomis Sayles Small Cap
  Series Class A...........    .90%        N/A           .10%           1.00%          .10%           1.00%
MFS Investors Trust Series
  Class A(6)...............    .75%        N/A           .62%           1.37%          .15%            .90%
MFS Research Managers
  Series Class A(6)........    .75%        N/A           .31%           1.06%          .15%            .90%
                                                                                  -----------------------------



--------
* Our affiliate MetLife Advisers, LLC ("MetLife Advisers"), formerly New England Investment Management, LLC ("NEIM"), is the investment adviser for the Series of the Zenith Fund.

             METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")



OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001


  (ANTICIPATED EXPENSES FOR 2002 FOR THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)

  (AS A PERCENTAGE OF NET ASSETS)


                                                                                      -----------------------------

                                              12B-1     OTHER EXPENSES TOTAL EXPENSES OTHER EXPENSES TOTAL EXPENSES
                                MANAGEMENT DISTRIBUTION     BEFORE         BEFORE         AFTER          AFTER
                                   FEE*        FEE      REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
                                ---------- ------------ -------------- -------------- -------------- --------------
Lehman Brothers Aggregate
  Bond Index Portfolio
  Class B(9)...................    .25%        .25%           .13%           .63%          .13%            .63%
Harris Oakmark Large Cap Value
  Portfolio
  Class E(7)(9)................    .75%        .15%           .11%          1.01%          .11%           1.01%
Janus Growth Portfolio
  Class B(8)(9)(10)............    .80%        .25%          1.46%          2.51%          .15%           1.20%
MetLife Stock Index Portfolio
  Class B(9)...................    .25%        .25%           .06%           .56%          .06%            .56%
Putnam Large Cap
  Growth Portfolio
  Class A(8)...................    .80%        N/A            .32%          1.12%          .20%           1.00%
State Street Research
  Investment Trust Portfolio
  Class B(7)(9)................    .48%        .25%           .05%           .78%          .05%            .78%
State Street Research Large Cap
  Value Portfolio
  Class E(8)(9)................    .70%        .15%           .86%          1.71%          .15%           1.00%
Janus Mid Cap Portfolio
  Class B(9)...................    .67%        .25%           .07%           .99%          .07%            .99%
MetLife Mid Cap Stock Index
  Portfolio Class B(8)(9)......    .25%        .25%           .27%           .77%          .20%            .70%
Neuberger Berman Partners
  Mid Cap Value Portfolio
  Class B(7)(9)................    .69%        .25%           .12%          1.06%          .12%           1.06%
Franklin Templeton Small
  Cap Growth Portfolio
  Class B(8)(9)(10)............    .90%        .25%          1.79%          2.94%          .15%           1.30%
Russell 2000 Index Portfolio
  Class B(8)(9)................    .25%        .25%           .31%           .81%          .30%            .80%
State Street Research
  Aurora Portfolio
  Class A......................    .85%        N/A            .13%           .98%          .13%            .98%
Morgan Stanley EAFE
  Index Portfolio
  Class B(8)(9)................    .30%        .25%           .52%          1.07%          .45%           1.00%
Putnam International
  Stock Portfolio
  Class A(7)...................    .90%        N/A            .26%          1.16%          .26%           1.16%
                                                                                      -----------------------------

--------
* Our affiliate, MetLife Advisers is the investment manager for the Portfolios of the Metropolitan Fund. Prior to May 1, 2001, Metropolitan Life Insurance Company ("MetLife") served as investment manager.

                          MET INVESTORS SERIES TRUST


OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001



  (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                          -----------------------------------------

                    MANAGEMENT                    OTHER         TOTAL      MANAGEMENT       OTHER         TOTAL
                       FEE*         12B-1       EXPENSES      EXPENSES         FEE        EXPENSES      EXPENSES
                      BEFORE     DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER         AFTER
                   REIMBURSEMENT     FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                   ------------- ------------ ------------- ------------- ------------- ------------- -------------
Lord Abbett Bond
  Debenture
  Portfolio
  Class B
  (9)(11).........      .60%         .25%          .13%          .98%          .57%          .13%          .95%
PIMCO Total
  Return Portfolio
  Class B
  (9)(10)(11).....      .50%         .25%          .65%         1.40%            0%          .65%          .90%
Met/AIM Mid Cap
  Core Equity
  Portfolio
  Class B
  (9)(10)(11).....      .75%         .25%         6.18%         7.18%            0%          .90%         1.15%
Met/AIM Small
  Cap Growth
  Portfolio
  Class B
  (9)(10)(11).....      .90%         .25%         4.07%         5.22%            0%         1.05%         1.30%
MFS Mid Cap
  Growth Portfolio
  Class B
  (9)(10)(11).....      .65%         .25%         1.70%         2.60%            0%          .80%         1.05%
PIMCO Innovation
  Portfolio
  Class B
  (9)(10)(11).....     1.05%         .25%         2.91%         4.21%            0%         1.10%         1.35%
MFS Reasearch
  International
  Portfolio
  Class B
  (9)(10)(11).....      .80%         .25%         4.28%         5.33%            0%         1.00%         1.25%
State Street
  Research
  Concentrated
  International
  Portfolio
  Class E
  (9)(10)(11).....      .85%         .15%         4.59%         5.59%            0%         1.10%         1.25%
                                                                          -----------------------------------------


--------

* Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust.

                        AMERICAN FUNDS INSURANCE SERIES


OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001

  (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                             -----------------------------

                                     12B-1     OTHER EXPENSES TOTAL EXPENSES OTHER EXPENSES TOTAL EXPENSES
                       MANAGEMENT DISTRIBUTION     BEFORE         BEFORE         AFTER          AFTER
                          FEE*        FEE      REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
                       ---------- ------------ -------------- -------------- -------------- --------------
American Funds
  Growth Fund
  Class 2(9)..........    .37%        .25%          .01%            .63%          .01%            .63%
American Funds Growth-
  Income Fund
  Class 2(9)..........    .33%        .25%          .02%            .60%          .02%            .60%
American Funds Global
  Small Capitalization
  Fund-- Class 2(9)...    .80%        .25%          .03%           1.08%          .03%           1.08%
                                                                             -----------------------------

--------
* Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

EXAMPLES


   The purpose of the following Examples is to assist you in understanding the expenses that you would pay over time. The Examples (i) are based on the actual charges and expenses for the Variable Account and for each Eligible Fund for the fiscal year ended December 31, 2001 (or anticipated expenses for 2002), as stated in the Fee Table(12); and (ii) assume that current waivers and reimbursements of fund expenses will remain in effect for the periods shown (these waivers and reimbursements, however, may be terminated at any time):


   You would pay the following expenses on a $1,000 purchase payment assuming
     1) 5% annual return on each Eligible Fund listed below and 2) that you surrender your Contract or that you elect to annuitize under a period certain option for a specified period of less than 15 years, at the end of each time period (a contingent deferred sales charge will apply at the end of 1 year, 3 years and 5 years):


                                                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                            ------ ------- ------- --------
State Street Research Money Market......................... $84.41 $108.99 $132.44 $221.33
Salomon Brothers Strategic Bond Opportunities..............  88.31  121.07  153.74  264.38
Salomon Brothers U.S. Government...........................  87.02  117.06  146.69  250.25
State Street Research Bond Income..........................  85.06  111.01  136.02  228.64
Balanced...................................................  88.22  120.78  153.24  263.38
Alger Equity Growth........................................  88.31  121.07  153.74  264.38
Davis Venture Value........................................  88.22  120.78  153.24  263.38
FI Mid Cap Opportunities...................................  91.66  131.30  171.64  299.75
FI Structured Equity.......................................  87.76  119.35  150.73  258.35
Harris Oakmark Focused Value...............................  88.59  121.92  155.25  267.38
Loomis Sayles Small Cap....................................  89.80  125.63  161.74  280.27
MFS Investors Trust........................................  88.87  122.78  156.75  270.37
MFS Research Managers......................................  88.87  122.78  156.75  270.37
Lehman Brothers Aggregate Bond Index.......................  86.36  115.05  143.15  243.10
Harris Oakmark Large Cap Value.............................  89.89  125.91  162.24  281.25
Janus Growth...............................................  91.66  131.30  171.64  299.75
MetLife Stock Index........................................  85.71  113.03  139.59  235.90
Putnam Large Cap Growth....................................  89.80  125.63  161.74  280.27
State Street Research Investment Trust.....................  87.76  119.35  150.73  258.35
State Street Research Large Cap Value......................  89.80  125.63  161.74  280.27
Janus Mid Cap..............................................  89.71  125.34  161.24  279.29
MetLife Mid Cap Stock Index................................  87.02  117.06  146.69  250.25
Neuberger Berman Partners Mid Cap Value....................  90.36  127.33  164.72  286.16
Franklin Templeton Small Cap Growth........................  92.57  134.12  176.55  309.33
Russell 2000 Index.........................................  87.94  119.92  151.74  260.37
State Street Research Aurora...............................  89.61  125.06  160.74  278.30
Morgan Stanley EAFE Index..................................  89.80  125.63  161.74  280.27
Putnam International Stock.................................  91.29  130.17  169.67  295.88
Lord Abbett Bond Debenture.................................  89.34  124.20  159.25  275.34
PIMCO Total Return.........................................  88.87  122.78  156.75  270.37
Met/AIM Mid Cap Core Equity................................  91.19  129.88  169.18  294.92
Met/AIM Small Cap Growth...................................  92.57  134.12  176.55  309.33
MFS Mid Cap Growth.........................................  90.26  127.05  164.22  285.18
PIMCO Innovation...........................................  93.04  135.52  178.98  314.08
MFS Research International.................................  92.11  132.71  174.10  304.55
State Street Research Concentrated International...........  92.11  132.71  174.10  304.55
American Funds Growth......................................  88.69  122.21  155.75  268.38
American Funds Growth-Income...............................  88.41  121.35  154.25  265.38
American Funds Global Small Capitalization.................  92.85  134.96  178.02  312.18

   You would pay the following expenses on a $1,000 purchase payment assuming
     1) 5% annual return on each Eligible Fund listed below and 2) that you do not surrender your Contract or that you elect to annuitize under a life contingency option, or under a period certain option for a minimum specified period of 15 years, at the end of each time period (no contingent deferred sales charge will apply)(13):



                                                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                            ------ ------- ------- --------
State Street Research Money Market......................... $19.29 $59.62  $102.44 $221.33
Salomon Brothers Strategic Bond Opportunities..............  23.50  72.34   123.74  264.38
Salomon Brothers U.S. Government...........................  22.10  68.12   116.69  250.25
State Street Research Bond Income..........................  19.99  61.75   106.02  228.64
Balanced...................................................  23.40  72.04   123.24  263.38
Alger Equity Growth........................................  23.50  72.34   123.74  264.38
Davis Venture Value........................................  23.40  72.04   123.24  263.38
FI Mid Cap Opportunities...................................  27.10  83.11   141.64  299.75
FI Structured Equity.......................................  22.90  70.53   120.73  258.35
Harris Oakmark Focused Value...............................  23.80  73.24   125.25  267.38
Loomis Sayles Small Cap....................................  25.10  77.14   131.74  280.27
MFS Investors Trust........................................  24.10  74.14   126.75  270.37
MFS Research Managers......................................  24.10  74.14   126.75  270.37
Lehman Brothers Aggregate Bond Index.......................  21.39  66.00   113.15  243.10
Harris Oakmark Large Cap Value.............................  25.20  77.44   132.24  281.25
Janus Growth...............................................  27.10  83.11   141.64  299.75
MetLife Stock Index........................................  20.69  63.88   109.59  235.90
Putnam Large Cap Growth....................................  25.10  77.14   131.74  280.27
State Street Research Investment Trust.....................  22.90  70.53   120.73  258.35
State Street Research Large Cap Value......................  25.10  77.14   131.74  280.27
Janus Mid Cap..............................................  25.00  76.84   131.24  279.29
MetLife Mid Cap Stock Index................................  22.10  68.12   116.69  250.25
Neuberger Berman Partners Mid Cap Value....................  25.70  78.93   134.72  286.16
Franklin Templeton Small Cap Growth........................  28.09  86.08   146.55  309.33
Russell 2000 Index.........................................  23.10  71.13   121.74  260.37
State Street Research Aurora...............................  24.90  76.54   130.74  278.30
Morgan Stanley EAFE Index..................................  25.10  77.14   131.74  280.27
Putnam International Stock.................................  26.70  81.92   139.67  295.88
Lord Abbett Bond Debenture.................................  24.60  75.64   129.25  275.34
PIMCO Total Return.........................................  24.10  74.14   126.75  270.37
Met/AIM Mid Cap Core Equity................................  26.60  81.62   139.18  294.92
Met/AIM Small Cap Growth...................................  28.09  86.08   146.55  309.33
MFS Mid Cap Growth.........................................  25.60  78.64   134.22  285.18
PIMCO Innovation...........................................  28.59  87.56   149.00  314.08
MFS Research International.................................  27.59  84.60   144.10  304.55
State Street Research Concentrated International...........  27.59  84.60   144.10  304.55
American Funds Growth......................................  23.90  73.54   125.75  268.38
American Funds Growth-Income...............................  23.60  72.64   124.25  265.38
American Funds Global Small Capitalization.................  28.39  86.97   148.02  312.18



--------
NOTES:
(1)Premium tax charges are not shown. They range from 0% (in most states) to 3.5% of Contract Value (or if applicable, purchase payments).
(2)The Contingent Deferred Sales Charge applies to each purchase payment and declines annually over the first seven year period the purchase payment is invested in the Contract until it reaches 0% for that purchase payment.

(3) We reserve the right to limit the number and amount of transfers and impose a transfer fee.
(4)  The Administration Contract Charge is not imposed after annuitization.
(5)  These charges are not imposed on the Fixed Account.

(6) MetLife Advisers and the Zenith Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses attributable to certain series of the Zenith Fund (other than brokerage costs, interest, taxes or extraordinary expenses), so that total annual expenses of these series will not exceed, at any time prior to April 30, 2003, the following percentages: .70% for Salomon Brothers U.S. Government Series; .90% for the MFS Investors Trust Series; .90% for MFS Research Managers Series; and 1.20% for the FI Mid Cap Opportunities Series. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived or expenses paid if, in the future, actual expenses are less than these expense limits.


(7) Total annual expenses do not reflect certain expense reductions due to direct brokerage arrangements. If we included these reductions, total annual expenses would have been: .82% for the Davis Venture Value Series; .74% for the FI Structured Equity Series; .84% for the Harris Oakmark Focused Series; .98% for the Harris Oakmark Large Cap Value Portfolio; .75% for the State Street Research Investment Trust Portfolio; .97% for the Neuberger Berman Partners Mid Cap Value Portfolio; and 1.14% for the Putnam International Stock Portfolio.


(8) MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios, so that total annual expenses of these portfolios will not exceed, at any time prior to April 30, 2003, the following percentages: 1.00% for the Putnam Large Cap Growth Portfolio; .80% for the Russell 2000 Index Portfolio; .70% for the MetLife Mid Cap Stock Index Portfolio: 1.00% for the Morgan Stanley EAFE Index Portfolio; 1.20% for the Janus Growth Portfolio; 1.30% for the Franklin Templeton Small Cap Growth Portfolio; and 1.00% for the State Street Research Large Cap Value Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Janus Growth Portfolio, the Franklin Templeton Small Cap Growth Portfolio and the State Street Research Large Cap Value Portfolio if, in the future, actual expenses of these portfolios are less than these expense limits.




(9) The Zenith Fund Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series have each adopted Distribution Plans under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plans are described in more detail in the Eligible Funds' prospectuses.


(10) Total Expenses for the Janus Growth, Franklin Templeton Small Cap Growth, PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth, MFS Research International, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios are annualized based on the months the Portfolios were in operation in 2001. The Janus Growth and Franklin Templeton Small Cap Growth Portfolios commenced operations on May 1, 2001. The PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios commenced operations on February 12, 2001. The Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios commenced operations on October 9, 2001.




(11) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which capitalized in accordance with generally accepted accounting principles, extraordinary expenses, and 12b-1 Plan fees) will not exceed, at any time prior to April 30, 2003, the following percentages: .70% for the Lord Abbett Bond Debenture Portfolio; .65% for the PIMCO Total Return Portfolio; .90% for the Met/AIM Mid Cap Core Equity Portfolio; 1.05% for the Met/AIM Small Cap Growth Portfolio; .80% for the MFS MidCap Growth Portfolio; 1.10% for the PIMCO Innovation Portfolio; 1.00% for the MFS Research International Portfolio; and 1.10% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.




(12) In these examples, the average Administration Contract Charge of .08% has been used. (See (4), above.)


(13) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)

--------------------------------------------------------------------------------

                                  THE COMPANY


   We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.


   We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                             THE VARIABLE ACCOUNT

   We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

   The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

   We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

   We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

   Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

   You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.


   STATE STREET RESEARCH MONEY MARKET SERIES (FORMERLY THE BACK BAY ADVISORS MONEY MARKET SERIES)



   The State Street Research Money Market Series' investment objective is the highest possible level of current income consistent with preservation of capital. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Series.





   During extended periods of low interest rates, the yields of the subaccount investing in the State Street Research Money Market Series may become extremely low and possibly negative.


   SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES


   The Salomon Brothers Strategic Bond Opportunities Series' investment objective is a high level of total return consistent with preservation of capital.


   SALOMON BROTHERS U.S. GOVERNMENT SERIES


   The Salomon Brothers U.S. Government Series' investment objective is a high level of current income consistent with preservation of capital and maintenance of liquidity.



   STATE STREET RESEARCH BOND INCOME SERIES (FORMERLY THE BACK BAY ADVISORS BOND INCOME SERIES)



   The State Street Research Bond Income Series' investment objective is a high level of current income consistent with protection of capital.



   BALANCED SERIES



   The Balanced Series' investment objective is long-term total return from a combination of capital appreciation and current income.


   ALGER EQUITY GROWTH SERIES


   The Alger Equity Growth Series' investment objective is long-term capital appreciation.


   DAVIS VENTURE VALUE SERIES


   The Davis Venture Value Series' investment objective is growth of capital.



   FI MID CAP OPPORTUNITIES SERIES



   The FI Mid Cap Opportunities Series' investment objective is long-term growth of capital.



   FI STRUCTURED EQUITY SERIES (FORMERLY THE WESTPEAK GROWTH AND INCOME SERIES)



   The FI Structured Equity Series' investment objective is long-term growth of capital.



   HARRIS OAKMARK FOCUSED VALUE SERIES (FORMERLY THE HARRIS OAKMARK MID CAP VALUE SERIES)



   The Harris Oakmark Focused Value Series' investment objective is long-term capital appreciation.

   LOOMIS SAYLES SMALL CAP SERIES


   The Loomis Sayles Small Cap Series' investment objective is long-term capital growth from investments in common stocks or other equity securities.


   MFS INVESTORS TRUST SERIES (FORMERLY THE MFS INVESTORS SERIES)


   The MFS Investors Trust Series' investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.


   MFS RESEARCH MANAGERS SERIES


   The MFS Research Managers Series' investment objective is long-term growth of capital.





   LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO


   The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.


   HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO



   The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.



   JANUS GROWTH PORTFOLIO


   The Janus Growth Portfolio's investment objective is long-term growth of capital.


   METLIFE STOCK INDEX PORTFOLIO



   The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").



   PUTNAM LARGE CAP GROWTH PORTFOLIO



   The Putnam Large Cap Growth Portfolio's investment objective is capital appreciation.



   STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO (FORMERLY THE STATE STREET RESEARCH GROWTH PORTFOLIO)



   The State Street Research Investment Trust Portfolio's investment objective is long-term growth of capital and income.



   STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO



   The State Street Research Large Cap Value Portfolio's investment objective is long-term growth of capital.



   JANUS MID CAP PORTFOLIO


   The Janus Mid Cap Portfolio's investment objective is long-term growth of capital.


   METLIFE MID CAP STOCK INDEX PORTFOLIO


   The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Index ("S&P MidCap 400 Index").




   NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO


   The Neuberger Berman Partners Mid Cap Value Portfolio's investment objective is capital growth.




   FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO


   The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

   RUSSELL 2000 INDEX PORTFOLIO



   The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.



   STATE STREET RESEARCH AURORA PORTFOLIO (FORMERLY THE STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIO)



   The State Street Research Aurora Portfolio's investment objective is high total return, consisting principally of capital appreciation.



   MORGAN STANLEY EAFE INDEX PORTFOLIO


   The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of Morgan Stanley Capital International Europe Australasia Far East Index ("MSCI EAFE Index").

   PUTNAM INTERNATIONAL STOCK PORTFOLIO

   The Putnam International Stock Portfolio's investment objective is long-term growth of capital.






   LORD ABBETT BOND DEBENTURE PORTFOLIO


   The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.


   PIMCO TOTAL RETURN PORTFOLIO


   The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.


   MET/AIM MID CAP CORE EQUITY PORTFOLIO



   The Met/AIM Mid Cap Core Equity Portfolio's investment objective is long-term growth of capital.



   MET/AIM SMALL CAP GROWTH PORTFOLIO



   The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.



   MFS MID CAP GROWTH PORTFOLIO


   The MFS Mid Cap Growth Portfolio's investment objective is long-term growth of capital.


   PIMCO INNOVATION PORTFOLIO



   The PIMCO Innovation Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.



   MFS RESEARCH INTERNATIONAL PORTFOLIO


   The MFS Research International Portfolio's investment objective is capital appreciation.




   STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO



   The State Street Research Concentrated International Portfolio's investment objective is long-term growth of capital.



   AMERICAN FUNDS GROWTH FUND


   The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.




   AMERICAN FUNDS GROWTH-INCOME FUND


   The American Funds Growth-Income Fund's investment objective is to seek capital appreciation and income.


   AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


   The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.

INVESTMENT ADVICE


   MetLife Advisers, an affiliate of the Company, serves as investment adviser for each Series of the Zenith Fund. On May 1, 2001, MetLife Advisers became the investment adviser to the Portfolios of the Metropolitan Fund. The chart below shows the sub-adviser of each Series and the sub-investment manager for each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its sub-advisers and is ultimately responsible for the investment performance of these Eligible Funds. Each sub-adviser and sub-investment manager is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



SERIES                                            SUB-ADVISER
------                                            -----------
State Street Research Money Market Series........ State Street Research & Management
                                                  Company*
Salomon Brothers Strategic Bond Opportunities**.. Salomon Brothers Asset Management Inc
Salomon Brothers U.S. Government Series.......... Salomon Brothers Asset Management Inc
State Street Research Bond Income Series......... State Street Research & Management
                                                  Company*
Balanced Series.................................. Wellington Management Company, LLP.
Alger Equity Growth Series....................... Fred Alger Management, Inc.
Davis Venture Value Series....................... Davis Selected Advisers, L.P.***
FI Mid Cap Opportunities Series.................. Fidelity Management & Research Company
FI Structured Equity Series...................... Fidelity Management & Research Company****
Harris Oakmark Focused Value Series.............. Harris Associates L.P.
Loomis Sayles Small Cap Series................... Loomis, Sayles & Company, L.P.
MFS Investors Trust Series....................... Massachusetts Financial Services Company
MFS Research Managers Series..................... Massachusetts Financial Services Company
Lehman Brothers Aggregate Bond Index Portfolio... Metropolitan Life Insurance Company+
Harris Oakmark Large Cap Value Portfolio......... Harris Associates, L.P.
Janus Growth Portfolio........................... Janus Capital Corporation
MetLife Stock Index Portfolio.................... Metropolitan Life Insurance Company+
Putnam Larg Cap Growth Portfolio................. Putnam Investment Management, LLC
State Street Research Investment Trust Portfolio. State Street Research & Management Company
State Street Research Large Cap Value Portfolio.. State Street Research & Management Company
Janus Mid Cap Portfolio.......................... Janus Capital Corporation
MetLife Mid Cap Stock Index Portfolio............ Metropolitan Life Insurance Company+
Neuberger Berman Partners Mid Cap Value Portfolio Neuberger Berman Management Inc.
Franklin Templeton Small Cap Growth Portfolio.... Franklin Advisers, Inc.
Russell 2000 Index Portfolio..................... Metropolitan Life Insurance Company+
State Street Research Aurora Portfolio........... State Street Research & Management Company
Morgan Stanley EAFE Index Portfolio.............. Metropolitan Life Insurance Company+
Putnam International Stock Portfolio............. Putnam Investment Management, LLC



--------

   *State Street Research & Management Company became the sub-adviser on July
    1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

  **The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment subadvisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc.

 ***Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary of Davis Selected.


****Fidelity Management & Research Company became the sub-adviser on May 1,
    2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.


   +Metropolitan Life Insurance Company became the sub-investment manager for the Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE Index and Russell 2000 Index Portfolios on May 1, 2001. Prior to that time, Metropolitan Life Insurance Company served as the investment manager.

   For more information regarding the investment adviser and the sub-adviser of the Zenith Fund Series or the sub-investment manager of the Metropolitan Series Fund Portfolios, see the Zenith Fund or the Metropolitan Series Fund prospectuses attached at the end of this prospectus and their Statements of Additional Information.


   Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. sub-adviser). Lord, Abbett & Co. is the Adviser to the Lord Abbett Bond Debenture Portfolio. Pacific Investment Management Company LLC is the Adviser to the PIMCO Total Return Portfolio. AIM Capital Management, Inc. is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios. Massachusetts Financial Services Company is the Adviser to the MFS Mid Cap Growth and MFS Research International Portfolios. PIMCO Equity Advisors, a division of PIMCO Advisors, L.P., is the Adviser to the PIMCO Innovation Portfolio. State Street Research & Management Company is the Adviser to the State Street Research Concentrated International Portfolio. For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.


   Capital Research and Management Company is the investment adviser for the American Funds Insurance Series Funds. For more information about the investment adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

   You can also get information about the Zenith Fund, Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


   An investment adviser or affiliates thereof may compensate NELICO and/or certain affiliates for administrative, distribution, or other services relating to the Eligible Funds. This compensation is based on assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. We (or our affiliates) may also be compensated with 12b-1 fees from the Eligible Funds, up to .25% of assets. Some Eligible Funds or their advisers (or other affiliates) may pay us more than others, and the amounts paid may be significant. New England Securities Corporation ("New England Securities") may also receive brokerage commissions on securities transactions initiated by an investment adviser.


SHARE CLASSES OF THE ELIGIBLE FUNDS

   The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


    . For the Zenith Fund, we offer Class A shares for all except the FI Mid Cap Opportunities Series which is Class B;



    . For the Metropolitan Fund, we offer Class A shares of Putnam Large Cap Growth, Putnam International Stock and State Street Research Aurora Portfolios; Class B shares of Lehman Brothers Aggregate Bond Index, Janus Growth, Janus Mid Cap, MetLife Mid Cap Stock Index, MetLife Stock Index, Neuberger Berman Partners Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index and State Street Research Investment Trust Portfolios and Class E shares of the Harris Oakmark Large Cap Value and State Street Research Large Cap Value Portfolios;



    . For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the State Street Research Concentrated International Portfolio which is Class E; and


    .  For the American Funds Insurance Series, we offer Class 2 shares only.

   Additionally, shares of the Zenith Fund Series and the Metropolitan Fund Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interest of Qualified Plans investing in the Zenith Fund or the Metropolitan Fund may conflict. The Zenith Fund Board of Trustees and the Metropolitan Fund Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

   If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, at any time in our sole discretion.




LOANS






   Under current practice, if a Contract loan installment repayment is not made, interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan.



PREMIUM TAX CHARGE



   We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date.


REQUESTS AND ELECTIONS




   We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.



   Requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:



    . By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time



    .  Through your Registered Representative



    . In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or



    .  By fax (515) 457-4301



   All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

   The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:


      1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");


      2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

      3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

      4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

      5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

   An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.


   For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.


   A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Status--Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

   In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                           FEDERAL INCOME TAX STATUS

INTRODUCTION

   The following discussion is a general discussion of Federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

   The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain plans entitled to special income tax treatment ("Qualified Contracts") under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of this prospectus, Qualified Contracts are Contracts that fund Qualified Plans, TSA Plans, IRAs, SEPs and SARSEPs, SIMPLE IRAs, Roth IRAs, Section 457 Plans, and Governmental Plans. Purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

TAXATION OF THE COMPANY

   We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from us, and its operations form a part of us, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains arising from the operation of the Variable Account are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, we believe that the Variable Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

   Accordingly, we do not anticipate that it will incur any Federal income tax liability attributable to the Variable Account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the Federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the Variable Account, then we may impose a charge against the Variable Account (with respect to some or all Contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACT

   We believe that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract's Account Value will not be taxable until amounts are received from the Contract, either in the form of Annuity payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

   Diversification. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Funds must be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under Federal tax law. The Variable Account, through the Eligible Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Eligible Funds' assets may be invested.

   Owner Control. In some circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

   The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.


   Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the annuity date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the annuity date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.


   The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code Section 72(s). Other rules may apply to Qualified Contracts.

   The following discussion is based on the assumption that the Contract qualifies as an annuity contract for Federal income tax purposes.

TAXATION OF ANNUITIES

   In General. Section 72 of the Code governs taxation of annuities in general. We believe that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., withdrawals or annuity payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.


   The owner of a Non-Qualified annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and prospective Contract Owners that are not natural persons may wish to discuss these with a competent tax advisor.


   The following discussion generally applies to a Contract owned by a natural person.


   Investment in the Contract. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. For a Contract issued in connection with a Qualified Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.


   Surrenders. In the case of a surrender under a Qualified Contract, including Systematic Withdrawals, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan.

   With respect to Non-Qualified Contracts, partial surrenders, including Systematic Withdrawals, are generally treated as taxable income to the extent that the Contract Value immediately before the surrender exceeds the "investment in the contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

   Annuity Payments. Although the tax consequences may vary depending on the annuity payment elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.


   Penalty Tax. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a Federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an owner; (3) received in substantially equal periodic payments over the owner's life or life expectancy or the joint lives or life expectancies of the owner and a "designated beneficiary". Caution: changes to the payment stream prior to the later of age 59 1/2 or within 5 years (other than by reason of death or disability), causes retroactive imposition of the penalty tax and interest. Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.


   Taxation of Death Benefit Proceeds. Amounts may be distributed from the Contract because of the death of a Contract Owner (or Annuitant if the Contract Owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

   Transfers, Assignments, Exchanges and Maturity Dates. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


   Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise.


   Tax Treatment of Loans. The tax and ERISA rules relating to participant loans under tax benefited retirement plans are complex and in some cases unclear, and they may vary depending on the individual circumstances of each loan. We strongly recommend that you, your employer and your plan fiduciary consult a qualified tax advisor regarding the currently applicable tax and ERISA rules before taking any action with respect to loans.

   Contract loans are available to participants under TSA Plans (not subject to ERISA) and to trustees of Qualified Plans. See "Loan Provisions for Certain Tax Benefited Retirement Plans". We require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

   Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). (The loan application defines a default on the loan and includes, among other things, nonpayment of three consecutive or a total of five installment repayments, or surrender of the Contract.) For TSA Plans that are not subject to ERISA, the current actual distribution will be limited to pre-1989 money unless you are age 59 1/2 or otherwise comply with the legal requirements for permitted distributions under the TSA contract. If these limitations do not apply (i.e. you are under the age of 59 1/2 or no pre-1989 money is in your contract) we will report the amount of the unpaid installment repayment or default as a deemed distribution for tax purposes, but will postpone an actual distribution from the Contract until the earliest distribution date permitted under the law. We will not accept an installment repayment of less than the amount billed. A full or partial surrender of the Contract to repay all or part of the loan may result in serious adverse tax consequences for the plan participant (including penalty taxes) and may adversely affect the qualification of the plan or Contract. The trustee of a Qualified Plan subject to ERISA will be responsible for reporting to the IRS and advising the participant of any tax consequences resulting from the reduction in the Contract Value caused by the surrender and for determining whether the surrender adversely affects the qualification of the plan. In the case of a TSA Plan not subject to ERISA, we will report the default to the IRS as a taxable distribution under the Contract.

   The Internal Revenue Service issued regulations that require that if the repayment terms of a loan are not satisfied after the loan has been made due to a failure to make a loan repayment as scheduled, including any applicable grace period, the balance of the loan would be deemed to be distributed. If the loan is treated as a distribution under Code Section 72(p), the regulations state that the amount so distributed is to be treated as a taxable distribution subject to the normal rules of Code Section 72, if the participant's interest in the plan includes after-tax contributions (or other tax basis). A deemed distribution would also be a distribution for purposes of the 10 percent tax in Code Section 72(t). However, a deemed distribution under Section 72(p) would not be treated as an actual distribution for purposes of Code Section 401, the rollover and income averaging provisions of Section 402 and the distribution restrictions of Section 403(b).


   Your loan will be deemed to be in default if you fail to make three consecutive loan payments or you fail to make any five loan payments when due, (without any grace period). We will tax report as a distribution or deemed distribution the entire unpaid loan balance on any defaulted loan for the year of the default.



   Solely for purposes of section 72(p) of the Code and the regulations thereunder dealing with loans and loan defaults (and not for purposes of the three consecutive or five missed payment default trigger or any tax reporting thereon):



    1. an administrative grace period will be granted up to the end of the quarter following the quarter in which any missed payment was due, and



    2. any subsequent payment made while a missed payment is outstanding will be applied against the missed payments in the order in which they became due.



   The application of the three consecutive missed payment and any five missed payment default event under the terms of your loan may result in a loan default and a taxable deemed distribution or distribution to you earlier than required under the income tax regulations.


   The Department of Labor has issued regulations (the "ERISA regulations") governing plan participant loans under retirement plans subject to ERISA. Generally, the ERISA regulations will apply to retirement plans that qualify under Section 401(a) and certain other employer-sponsored qualified plans. YOU AND YOUR EMPLOYER ARE RESPONSIBLE FOR DETERMINING WHETHER YOUR PLAN IS SUBJECT TO AND COMPLIES WITH THE ERISA REGULATIONS ON PARTICIPANT PLAN LOANS.

   It is the responsibility of the trustee of a Qualified Plan subject to ERISA to ensure that the proceeds of a Contract loan are made available to a participant under a separate plan loan agreement. The terms of this agreement must comply with all the plan qualification requirements including the requirements of the ERISA regulations on plan loans. The plan loan agreement may differ from your Contract loan provisions and, if you are a participant in a Qualified Plan subject to ERISA, you should consult with the fiduciary administering the plan loan program to determine your rights and obligations with respect to plan loans.

   The ERISA regulations have requirements for plan loans relating to their maximum amount, availability, and other matters. Among the rules are the requirements that the loan bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. These regulations may change from time to time. Failure to comply with these requirements may result in penalties under the Code and under ERISA.

   One of the current requirements of the ERISA regulations is that the plan must charge a "commercially reasonable" rate of interest for plan loans. The Contract loan interest rate may not be considered "commercially reasonable" within the meaning of the ERISA regulations. It is the responsibility of the plan fiduciary to charge the participant any additional interest under the plan loan agreement which may be necessary to make the overall rate charged comply with the regulation. The ERISA regulations also currently require that a loan be adequately secured, but provide that not more than 50% of the participant's vested account balance under the plan may be used as security for the loan. A Contract loan is secured by a portion of the Contract Value which is held in the Company's general account. The plan fiduciary must ensure that the Contract Value held as security under the Contract, plus any additional portion of the participant's vested account balance which is used as security under the plan loan agreement, does not exceed 50% of the participant's total vested account balance under the plan.

QUALIFIED CONTRACTS

   The Contract is designed for use with certain retirement plans that qualify for Federal tax benefits. The tax rules applicable to participants and beneficiaries in these retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

   We make no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Contract Owners and participants under retirement plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Adverse tax or other legal consequences to the plan, to the participant or to both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contract Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract under applicable Federal and state tax laws and ERISA.


   The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

(i)  Plan Contribution Limits


   Statutory limitations on contributions to retirement plans that qualify for Federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are generally not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.


   TSA PLANS


   Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations. For more information about all the applicable limitations, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations. Any purchase payments attributable to permissible contributions under Code
Section 403(b) (and earnings thereon) are not taxable to the Annuitant until amounts are distributed from the Contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.


   The Contract includes a Death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   IRAS, SEPS, SARSEPS, SIMPLE IRAS AND ROTH IRAS


   The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of a specified annual amount or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is a specified annual amount. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, for 2001 the deductions are phased out and eventually eliminated, depending on the taxpayer's adjusted gross income. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the specified annual amount for deductible payments. An IRA is also the vehicle that receives contributions to SEPs, SARSEPs and SIMPLE IRAs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are limited. The maximum salary reduction contribution currently permitted to a SIMPLE IRA is a specified annual amount. In addition, an employer must make a matching non-elective contribution to a simple IRA of the employee unless certain exceptions apply. For more information concerning the contributions to IRAs, SEPs, SARSEPs, and SIMPLE IRAs you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. For more information concerning contributions to SEPs, SARSEPs and Simple IRAs, you should obtain a copy of IRS publication 560 Retirement Plans for Small Business. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of distributions from an eligible employer plan.


   ROTH IRAS

   Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply.

The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of the specified annual amount or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is the specified annual amount. Except in the case of a rollover or a transfer, no more than the specified annual amount can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited depending on the taxpayer's modified adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns).You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


   SECTION 457 PLANS


   Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 100% of includible compensation or the specified annual amount. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid (or in the case of non-governmental plans, made available) to that employee or executive or his/her Beneficiary. Distributions from governmental Section 457(b) Plans may be rolled over to a Qualified Plan, TSA, IRA or another governmental Section 457 Plan. With respect to a Section 457(b) Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The Plans may permit participants to specify the form of investment for their deferred compensation accounts. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.


   QUALIFIED PLANS

   Code section 401(a) permits employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

   The Contract includes a Death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

(ii)  Distributions from the Contract

   MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS


   Distributions called "eligible rollover distributions" from Qualified Plans and from TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form, certain distributions of after-tax contributions, and hardship distributions. Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA, governmental Section 457(b) Plan or IRA.

   QUALIFIED PLANS, TSA PLANS, IRAS, SEPS, SARSEPS, SIMPLE IRAS, ROTH IRAS AND GOVERNMENTAL PLANS


   Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP, SIMPLE IRA or Section 457(b) Governmental Plan are taxable under
Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the Contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age
59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of substantially equal periodic payments over the owner's life or life expectancy or the joint lives or life expectancies of the owner and a "designated beneficiary."
Caution: changes to the payment stream prior to the later of age 59 1/2 or within five years (other than by reason of death or disability), causes retroactive imposition of the penalty tax and interest; or (iv) when distribution is made pursuant to a qualified domestic relations order. Distributions from governmental Section 457 Plans which are attributable to rollover contributions from IRAs, TSAs and other qualified plans may be subject to the 10% penalty tax with the same exceptions as for qualified plans. In the case of IRAs, SEPs, SARSEPs and SIMPLE IRAs, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply. Additional exceptions may apply in specified circumstances. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.


   Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   If the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the Beneficiary. If the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

   For TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under Section 403(b) of the Code may be made.


   For a SIMPLE IRA, the 10% penalty tax described above is increased to 25% with respect to withdrawals made during the first two years of participation.



   Except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. In the case of a Qualified Plan a TSA or Section 457 Plan, if the Annuitant is not a "five-percent owner" as defined in the Code, these distributions must begin by the later of the date determined by the preceding sentence or April 1 of the year following the year in which the Annuitant retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP, SARSEPs and

SIMPLE IRAs), Qualified Plans, TSA Plans and Section 457 Plans. Roth IRAs under
Section 408A do not require distributions at any time prior to the Contract Owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.


   Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

   SECTION 457 PLANS


   When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. Subject to certain exceptions, the plan must not permit distributions prior to the Annuitant's severance from employment.



   Generally, annuity payments, periodic payments or annual distributions must commence by the later of April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 or the year of retirement, and meet other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules generally apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus.


WITHHOLDING


   Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. We are required to withhold taxes from certain distributions under certain Qualified Contracts.


POSSIBLE CHANGES IN TAXATION

   Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

   As noted above, the foregoing discussion of the Federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of a distribution. A competent tax advisor should be consulted for further information.

GENERAL

   At the time the initial purchase payment is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Contract or a Qualified Contract. If the initial premium is derived from an exchange or surrender of another annuity contract, we may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. We will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum initial purchase payment stated above. Additional purchase payments under a Contract must qualify for the same Federal income tax treatment as the initial purchase payment under the Contract; we will not accept an additional purchase payment under a Contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.



                      INVESTMENT PERFORMANCE INFORMATION


   We may advertise or include in sales literature current and effective yields for the sub-accounts.



YIELDS



   The current yield of the State Street Research Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.



   The yield of a Sub-Account (besides the State Street Research Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.




                           ACCUMULATION UNIT VALUES

   Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015. Set forth below are accumulation unit values for Sub-accounts of the New England Variable Annuity Separate Account Variable Account.

                           ACCUMULATION UNIT VALUES
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                                        NUMBER OF
                                                                                       ACCUMULATION
                                                          ACCUMULATION                    UNITS
                                                          UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                                          BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                                             PERIOD     END OF PERIOD (IN THOUSANDS)
                                                          ------------- ------------- --------------
State Street Research Money Market Sub-Account
 04/19/95* to 12/31/95...................................   1.824171      1.877438            --
 01/01/96 to 12/31/96....................................   1.877438      1.946086            --
 01/01/97 to 12/31/97....................................   1.946086      2.021482            --
 01/01/98 to 12/31/98....................................   2.021482      2.098320         3,737
 01/01/99 to 12/31/99....................................   2.098320      2.171899        21,356
 01/01/00 to 12/31/00....................................   2.171899      2.275063        23,796
 01/01/01 to 12/31/01....................................   2.275063      2.331985        34,100

Salomon Brothers Strategic Bond Opportunities Sub-Account
 04/19/95* to 12/31/95...................................   1.030925      1.158151            --
 01/01/96 to 12/31/96....................................   1.158151      1.305874            --
 01/01/97 to 12/31/97....................................   1.305874      1.430333            --
 01/01/98 to 12/31/98....................................   1.430333      1.439188         2,999
 01/01/99 to 12/31/99....................................   1.439188      1.439668        10,480
 01/01/00 to 12/31/00....................................   1.439668      1.522166        16,507
 01/01/01 to 12/31/01....................................   1.522166      1.603273        20,870

Salomon Brothers U.S. Government Sub-Account
 04/19/95* to 12/31/95...................................   1.046628      1.138448            --
 01/01/96 to 12/31/96....................................   1.138448      1.159699            --
 01/01/97 to 12/31/97....................................   1.159699      1.240432            --
 01/01/98 to 12/31/98....................................   1.240432      1.316242         3,447
 01/01/99 to 12/31/99....................................   1.316242      1.300191        11,140
 01/01/00 to 12/31/00....................................   1.300191      1.416200        16,057
 01/01/01 to 12/31/01....................................   1.416200      1.490415        25,812

State Street Research Bond Income Sub-Account
 04/19/95* to 12/31/95...................................   2.684861      3.018347            --
 01/01/96 to 12/31/96....................................   3.018347      3.113250            --
 01/01/97 to 12/31/97....................................   3.113250      3.404265            --
 01/01/98 to 12/31/98....................................   3.404265      3.660529         2,055
 01/01/99 to 12/31/99....................................   3.660529      3.592823        10,828
 01/01/00 to 12/31/00....................................   3.592823      3.831633        14,739
 01/01/01 to 12/31/01....................................   3.831633      4.110820        19,958

Balanced Sub-Account
 04/19/95* to 12/31/95...................................   1.073395      1.226569            --
 01/01/96 to 12/31/96....................................   1.226569      1.413947            --
 01/01/97 to 12/31/97....................................   1.413947      1.619885            --
 01/01/98 to 12/31/98....................................   1.619885      1.742881         4,075
 01/01/99 to 12/31/99....................................   1.742881      1.631646        21,661
 01/01/00 to 12/31/00....................................   1.631646      1.578230        27,155
 01/01/01 to 12/31/01....................................   1.578230      1.486939        30,534

--------

 * Date on which the Sub-Account first became available.

                                                                       NUMBER OF
                                                                      ACCUMULATION
                                         ACCUMULATION                    UNITS
                                         UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                         BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                            PERIOD     END OF PERIOD (IN THOUSANDS)
                                         ------------- ------------- --------------

Alger Equity Growth Sub-Account
 04/19/95* to 12/31/95..................   1.091176      1.401562            --
 01/01/96 to 12/31/96...................   1.401562      1.563978            --
 01/01/97 to 12/31/97...................   1.563978      1.937505            --
 01/01/98 to 12/31/98...................   1.937505      2.823513         4,586
 01/01/99 to 12/31/99...................   2.823513      3.734589        35,476
 01/01/00 to 12/31/00...................   3.734589      3.178881        64,981
 01/01/01 to 12/31/01...................   3.178881      2.757580        64,873

Davis Venture Value Sub-Account
 04/19/95* to 12/31/95..................   1.071349      1.322415            --
 01/01/96 to 12/31/96...................   1.322415      1.640833            --
 01/01/97 to 12/31/97...................   1.640833      2.160040            --
 01/01/98 to 12/31/98...................   2.160040      2.437055         4,389
 01/01/99 to 12/31/99...................   2.437055      2.824171        33,707
 01/01/00 to 12/31/00...................   2.824171      3.049260        62,769
 01/01/01 to 12/31/01...................   3.049260      2.671524        69,236

FI Structured Equity Sub-Account
 04/19/95* to 12/31/95..................   1.191883      1.483784            --
 01/01/96 to 12/31/96...................   1.483784      1.727747            --
 01/01/97 to 12/31/97...................   1.727747      2.274012            --
 01/01/98 to 12/31/98...................   2.274012      2.790691         4,235
 01/01/99 to 12/31/99...................   2.790691      3.009259        27,575
 01/01/00 to 12/31/00...................   3.009259      2.814682        36,472
 01/01/01 to 12/31/01...................   2.814682      2.388804        33,975

Harris Oakmark Focused Value Sub-Account
 04/19/95* to 12/31/95..................   1.200515      1.438865            --
 01/01/96 to 12/31/96...................   1.436949      1.666295            --
 01/01/97 to 12/31/97...................   1.666295      1.932280            --
 01/01/98 to 04/30/98...................   1.927771      2.192771            --
 05/01/98 to 12/31/98...................   2.193289      1.797180         1,480
 01/01/99 to 12/31/99...................   1.797180      1.778414         6,534
 01/01/00 to 12/31/00...................   1.778414      2.112113        12,974
 01/01/01 to 12/31/01...................   2.112113      2.661135        27,260

Loomis Sayles Small Cap Sub-Account
 04/19/95* to 12/31/95..................   1.009980      1.218215            --
 01/01/96 to 12/31/96...................   1.218215      1.569712            --
 01/01/97 to 12/31/97...................   1.569712      1.932590            --
 01/01/98 to 12/31/98...................   1.932590      1.873409         2,233
 01/01/99 to 12/31/99...................   1.873409      2.433952        11,469
 01/01/00 to 12/31/00...................   2.433952      2.526234        33,563
 01/01/01 to 12/31/01...................   2.526234      2.271012        32,465

MFS Investors Trust Sub-Account
 07/01/99* to 12/31/99..................   1.025560      1.018894         3,629
 01/01/00 to 12/31/00...................   1.018894      1.003305        11,237
 01/01/01 to 12/31/01...................   1.003305      0.831666        14,716



--------

 * Date on which the Sub-Account first became available.

                                                                                              NUMBER OF
                                                                                             ACCUMULATION
                                                                ACCUMULATION                    UNITS
                                                                UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                                                BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                                                   PERIOD     END OF PERIOD (IN THOUSANDS)
                                                                ------------- ------------- --------------

MFS Research Managers Sub-Account
 07/01/99* to 12/31/99.........................................   1.058483      1.186801         3,133
 01/01/00 to 12/31/00..........................................   1.186801      1.127801        27,930
 01/01/01 to 12/31/01..........................................   1.127801      0.879018         2,554

Lehman Brothers Aggregate Bond Index Sub-Account
 01/22/01* to 12/31/01.........................................   1.075873      1.128870         8,293

Janus Growth Sub-Account
 05/01/01* to 12/31/01.........................................   1.000000      0.774690         1,526

MetLife Stock Index Sub-Account
 01/22/01* to 12/31/01.........................................   3.886024      3.507534         2,487

Putnam Large Cap Growth Sub-Account
 05/01/00* to 12/31/00.........................................   1.000000      0.723242        14,013
 01/01/01 to 12/31/01..........................................   0.723242      0.493305        24,115

State Street Research Investment Trust Sub-Account
 05/01/01* to 12/31/01.........................................   7.438037      6.523987           194

Janus Mid Cap Sub-Account
 01/22/01* to 12/31/01.........................................   2.039764      1.548625         4,996

MetLife Mid Cap Stock Index Sub-Account
 01/22/01* to 12/31/01.........................................   1.048504      1.029834         2,498

Neuberger Berman Partners Mid Cap Value Sub-Account
 05/01/01* to 12/31/01.........................................   1.540633      1.500755           880

Franklin Templeton Small Cap Growth Sub-Account
 05/01/01* to 12/31/01.........................................   1.000000      0.879708         2,544

Russell 2000 Index Sub-Account
 01/22/01* to 12/31/01.........................................   1.201374      1.184491         3,277

State Street Research Aurora Sub-Account
 01/22/01* to 12/31/01.........................................   0.752264      0.493305        24,115

Morgan Stanley EAFE Index Sub-Account
 01/22/01* to 12/31/01.........................................   1.101046      0.851563         2,862

Putnam International Stock Sub-Account**
(previously the Morgan Stanley International Magnum Equity Sub-
  Account)
 04/19/95* to 12/31/95.........................................   1.216847      1.261652            --
 01/01/96 to 12/31/96..........................................   1.261652      1.327000            --
 01/01/97 to 12/31/97..........................................   1.327000      1.291549            --
 01/01/98 to 12/31/98..........................................   1.291549      1.366233         1,839
 01/01/99 to 12/31/99..........................................   1.366233      1.678854        11,985
 01/01/00 to 12/31/00..........................................   1.678854      1.486746        33,579
 01/01/01 to 12/31/01..........................................   1.486746      1.164077        35,940

--------

 * Date on which the Sub-Account first became available.


** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract.

                                                                                     NUMBER OF
                                                                                    ACCUMULATION
                                                       ACCUMULATION                    UNITS
                                                       UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                                       BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                                          PERIOD     END OF PERIOD (IN THOUSANDS)
                                                       ------------- ------------- --------------

Lord Abbett Bond Debenture Sub-Account
 05/01/01* to 12/31/01................................    1.385968      1.370827       1,573

PIMCO Total Return Sub-Account
 05/01/01* to 12/31/01................................    1.001001      1.072133       7,734

MFS Mid Cap Growth Sub-Account
 05/01/01* to 12/31/01................................    0.980536      0.823736       1,984

PIMCO Innovation Sub-Account
 05/01/01* to 12/31/01................................    0.822515      0.609384       2,482

MFS Research International Sub-Account
 05/01/01* to 12/31/01................................    0.972176      0.847826         634

American Funds Growth Fund Sub-Account
 05/01/01* to 12/31/01................................   12.927310     10.979737         948

American Funds Growth-Income Sub-Account
 05/01/01* to 12/31/01................................    8.470922      8.166745       1,354

American Funds Global Small Capitalization Sub-Account
 05/01/01* to 12/31/01................................    1.476716      1.342550         948

--------

 * Date on which the Sub-Account first became available.




   Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                  PREMIUM TAX


                                                    CONTRACTS USED
                                                  WITH TAX QUALIFIED ALL OTHER
JURISDICTION                                       RETIREMENT PLANS  CONTRACTS
------------                                      ------------------ ---------
California.......................................       0.50%*         2.35%
Maine............................................           --         2.00%
Nevada...........................................           --         3.50%
Puerto Rico......................................        1.00%         1.00%
South Dakota.....................................           --         1.25%
West Virginia....................................        1.00%         1.00%
Wyoming..........................................           --         1.00%

--------



 * Contracts sold to (S)408(a) IRA Trusts are taxed at 2.35%




   See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                            AMERICAN GROWTH SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                 ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                               MAY 1, 2002


  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2002 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.


VA-249-02

                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           -----
The Company...............................................................  II-3
Services Relating to the Variable Account.................................  II-3
Performance Comparisons...................................................  II-3
Calculation of Performance Data...........................................  II-4
Net Investment Factor..................................................... II-30
Annuity Payments.......................................................... II-30
Hypothetical Illustrations of Annuity Income Payouts...................... II-32
Historical Illustrations of Annuity Income Payouts........................ II-34
The Fixed Account......................................................... II-37
Experts................................................................... II-38
Legal Matters............................................................. II-38
Appendix A................................................................ II-39
Financial Statements......................................................   F-1

                                  THE COMPANY

  New England Life Insurance Company ("The Company") is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

                   SERVICES RELATING TO THE VARIABLE ACCOUNT

  The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

  Auditors. Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, conducts an annual audit of the Variable Account's financial statements.

  Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities as well as by the Company's life insurance agents and insurance brokers who are registered representatives of New England Securities. The Company pays commissions, none of which are retained by New England Securities, in connection with sales of the Contracts. For the years ended December 31, 1999, 2000 and 2001, the Company paid commissions in the amount of $16,053,475, $15,592,947, and $16,986,480, respectively.


                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Variable Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Variable Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications. References to or reprints of such articles may be used in promotional literature. Such literature may refer to personnel of the advisers and/or subadvisers who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media. See Appendix A of this Statement of Additional Information.


  The advertising and sales literature for the Contracts and the Variable Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.


  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contract Owners. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

  The tables below illustrate hypothetical Average Annual Total Returns for each Sub-Account for the periods shown, based on the actual investment experience of the Sub-Accounts, the New England Zenith Fund (the "Zenith Fund"), the Metropolitan Series Fund, Inc. (the "Metropolitan Fund"), the Met Investors Series Trust (the "Met Investors Series") and the American Funds Insurance Series (the "American Funds") during those periods. The tables do not represent what may happen in the future.


  The Variable Account was not established until July 1994. The Contracts were not available before August 1998. The following Series of the Zenith Fund commenced operations as follows: State Street Research Money Market Series and State Street Research Bond Income Series, August 26, 1983; Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series, October 31, 1994; Harris Oakmark Focused Value Series (formerly the Harris Oakmark Midcap Value Series), April 30, 1993; Loomis Sayles Small Cap Series, May 2, 1994; MFS Investors Trust Series and MFS Research Managers Series, April 30, 1999; and FI Structured Equity Series (formerly the Westpeak Growth and Income Series), April 30, 1993. The following Portfolios of Metropolitan Fund commenced operations as follows: Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios, November 9, 1998; Janus Mid Cap Portfolio, March 3, 1997; MetLife Stock Index Portfolio, May 1, 1990; Neuberger Berman Partners Mid Cap Value Portfolio, November 9, 1998; Putnam Large Cap Growth Portfolio, May 1, 2000; Morgan Stanley EAFE Index Portfolio, November 9, 1998; Putnam International Stock Portfolio, October 31, 1994 (on December 1, 2000, Putnam International Stock Portfolio was substituted for Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract; Morgan Stanley International Magnum Equity Series commenced operations on October 31, 1994; performance figures for dates on or before December 1, 2000 reflect performance of Morgan Stanley International Magnum Equity Series); Russell 2000 Index Portfolio, November 9, 1998; State Street Research Investment Trust Portfolio, June 24, 1983 (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available); MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios, July 5, 2000; and Janus Growth and Franklin Templeton Small Cap Growth Portfolios, May 1, 2001. The following Portfolios of the Met Investors Series commenced operations as follows: Lord Abbett Bond Debenture Portfolio, May 1, 1996; and PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios, February 12, 2001. The following Funds of the American Funds commenced operations as follows: American Funds Growth Fund and American Funds Growth-Income Fund, February 8, 1984; and American Funds Global Small Capitalization Fund, April 30, 1998.


  We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.

  The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. For purposes of this calculation, the maximum Administration Contract Charge of $30 is deducted, although the actual charge will be the lesser of 2% of Contract Value and $30 (and may be waived for certain large Contracts). Each such $30 deduction reduces the number of Units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 2001 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 2001 to arrive at the Surrender Value. The Average Annual

Total Return is the annual compounded rate of return which would produce the Surrender Value on December 31, 2001. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Average Annual Total Returns assume that no premium tax charge has been deducted.


  Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund shown is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.


                 SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN


  For purchase payment allocated to the State Street Research Money Market Sub-Account*



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................. -6.76%
      5 Years............................................................  0.19%
      Since Inception of the Sub-Account.................................  0.65%


  For purchase payment allocated to the State Street Research Bond Income Sub-Account*



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year.............................................................. 0.40%
      5 Years............................................................. 5.15%
      Since Inception of the Sub-Account.................................. 3.78%


  For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Sub-Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................. -4.14%
      5 Years............................................................  0.73%
      Since Inception of the Sub-Account.................................  4.18%


  For purchase payment allocated to the Salomon Brothers U.S. Government Sub-Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................. -4.22%
      5 Years............................................................  1.72%
      Since Inception of the Sub-Account.................................  2.48%


  For purchase payment allocated to the Balanced Sub-Account



                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -14.47%
      5 Years.........................................................  -2.34%
      Since Inception of the Sub-Account..............................   2.46%

--------

* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time Back Bay Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Alger Equity Growth Sub-Account



                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -21.42%
      5 Years.........................................................   9.62%
      Since Inception of the Sub-Account..............................  13.01%


  For purchase payment allocated to the Davis Venture Value Sub-Account



                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -20.61%
      5 Years.........................................................   7.62%
      Since Inception of the Sub-Account..............................  12.74%


  For purchase payment allocated to the Harris Oakmark Focused Value Sub-
Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................. 15.99%
      5 Years............................................................  6.48%
      Since Inception of the Sub-Account................................. 10.25%


  For purchase payment allocated to the Loomis Sayles Small Cap Sub-Account


                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -18.49%
      5 Years.........................................................   4.73%
      Since Inception of the Sub-Account..............................  10.82%


  For purchase payment allocated to the MFS Investors Trust Sub-Account



                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -25.00%
      Since Inception of the Sub-Account.............................. -12.77%


  For purchase payment allocated to the MFS Research Managers Sub-Account



                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -29.61%
      Since Inception of the Sub-Account.............................. -11.64%


  For purchase payment allocated to the FI Structured Equity Series Sub-
Account*



                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -23.16%
      5 Years.........................................................   3.99%
      Since Inception of the Sub-Account..............................   8.99%


  For purchase payment allocated to the Putnam Large Cap Growth Sub-Account


                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -38.66%
      Since Inception of the Sub-Account.............................. -40.09%





--------

* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Putnam International Stock Sub-
Account*

  (previously the Morgan Stanley International Magnum Equity Sub-Account)


                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------
      1 Year...................................................... -29.27%
      5 Years.....................................................  -6.08%
      Since Inception of the Sub-Account..........................  -3.70%

  For purchase payment allocated to the Lehman Brothers Aggregate Bond Index
Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account..........................  -4.50%

  For purchase payment allocated to the Janus Mid Cap Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -46.87%

  For purchase payment allocated to the MetLife Stock Index Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -23.19%

  For purchase payment allocated to the Neuberger Berman Partners Mid Cap
Value Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -10.60%

  For purchase payment allocated to the Morgan Stanley EAFE Index Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -30.34%

  For purchase payment allocated to the Russell 2000 Index Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -10.43%

  For purchase payment allocated to the State Street Research Investment Trust
Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -19.69%

  For purchase payment allocated to the Lord Abbett Bond Debenture Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -10.86%

--------



* On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager. Values for periods prior to December 1, 2000 represent the performance of the Morgan Stanley International Magnum Equity Series.

  For purchase payment allocated to the American Funds Growth Sub-Account



                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -22.29%


  For purchase payment allocated to the American Funds Growth-Income Sub-
Account



                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -11.54%


  For purchase payment allocated to the American Funds Global Small Capitalization Sub-Account



                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -16.69%


  For purchase payment allocated to the Janus Growth Sub-Account



                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -29.29%


  For purchase payment allocated to the Franklin Templeton Small Cap Growth Sub-Account



                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -19.45%


  For purchase payment allocated to the MetLife Mid Cap Stock Index Sub-Account


                         PERIOD ENDING DECEMBER 31, 2001
                         -------------------------------                     ---
      Since Inception of the Sub-Account............................. -9.67%


  For purchase payment allocated to the State Street Research Aurora Sub-
Account



                         PERIOD ENDING DECEMBER 31, 2001
                         -------------------------------                     ---
      Since Inception of the Sub-Account.............................. 3.51%


  For purchase payment allocated to the PIMCO Total Return Sub-Account



                         PERIOD ENDING DECEMBER 31, 2001
                         -------------------------------                     ---
      Since Inception of the Sub-Account............................. -1.52%


  For purchase payment allocated to the PIMCO Innovation Sub-Account



                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -32.45%


  For purchase payment allocated to the MFS Research International Sub-Account


                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -20.16%


  For purchase payment allocated to the MFS Mid Cap Growth Sub-Account



                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -23.16%

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                (NON-STANDARD)

  For purchase payment allocated to the State Street Research Money Market
Series*



                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -6.76%
      5 Years.........................................................   0.19%
      10 years........................................................   0.26%
      Since Inception of the Fund.....................................   2.39%

  For purchase payment allocated to the State Street Research Bond Income
Series*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................   0.40%
      5 Years.........................................................   5.15%
      10 years........................................................   6.19%
      Since Inception of the Fund.....................................   6.24%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -4.14%
      5 Years.........................................................   0.73%
      Since Inception of the Fund.....................................   4.31%

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -4.22%
      5 years.........................................................   1.72%
      Since Inception of the Fund.....................................   3.04%

  For purchase payment allocated to the Balanced Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -14.47%
      5 Years.........................................................  -2.34%
      Since Inception of the Fund.....................................   3.39%

  For purchase payment allocated to the Alger Equity Growth Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -21.42%
      5 Years.........................................................   9.62%
      Since Inception of the Fund.....................................  13.50%

  For purchase payment allocated to the Davis Venture Value Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -20.61%
      5 Years.........................................................   7.62%
      Since Inception of the Fund.....................................  12.90%

--------

 * State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Harris Oakmark Focused Value Series*


                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  15.99%
      5 Years.........................................................   6.48%
      Since Inception of the Fund.....................................   9.77%

  For purchase payment allocated to the Loomis Sayles Small Cap Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -18.49%
      5 Years.........................................................   4.73%
      Since Inception of the Fund.....................................   9.21%

  For purchase payment allocated to the MFS Investors Trust Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -25.00%
      Since Inception of the Fund..................................... -11.38%

  For purchase payment allocated to the MFS Research Managers Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -29.61%
      Since Inception of the Fund.....................................  -9.14%

  For purchase payment allocated to the FI Structured Equity Series*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -23.16%
      5 Years.........................................................   3.99%
      Since Inception of the Fund.....................................   8.65%

  For purchase payment allocated to the Lehman Brothers Aggregate Bond Index
Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -4.49%
      Since Inception of the Fund.....................................  -4.78%

  For purchase payment allocated to the Janus Mid Cap Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -45.49%
      Since Inception of the Fund.....................................   7.09%

  For purchase payment allocated to the MetLife Stock Index Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -22.94%
      5 Years.........................................................   5.46%
      10 Years........................................................   8.53%
      Since Inception of the Fund.....................................   9.56%


--------

* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio


                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -12.93%
      Since Inception of the Fund.....................................   9.84%

  For purchase payment allocated to the Putnam Large Cap Growth Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -38.66%
      Since Inception of the Fund..................................... -40.09%

  For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -31.25%
      Since Inception of the Fund..................................... -31.94%

  For purchase payment allocated to the Putnam International Stock Portfolio*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -29.27%
      5 Years.........................................................  -6.08%
      Since Inception of the Fund.....................................  -3.12%

  For purchase payment allocated to the Russell 2000 Index Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -10.51%
      Since Inception of the Fund.....................................   1.46%

  For purchase payment allocated to the State Street Research Investment Trust
Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -25.56%
      5 Years.........................................................   4.39%
      10 Years........................................................   8.10%
      Since Inception of the Fund.....................................   9.07%

  For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio+

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -6.97%
      Since Inception of the Fund..................................... -11.52%

--------
* On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc., served as sub-investment manager. Values for periods prior to December 1, 2000 represent the performance of the Morgan Stanley International Magnum Equity Series.
+ The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 fee.

  For purchase payment allocated to the American Funds Growth Fund


                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -27.38%
      5 Years.........................................................  14.30%
      10 Years........................................................  12.55%
      Since Inception of the Fund.....................................  12.98%

  For purchase payment allocated to the American Funds Growth-Income Fund

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -8.30%
      5 Years.........................................................   8.03%
      10 Years........................................................   9.44%
      Since Inception of the Fund.....................................  12.98%

  For purchase payment allocated to the American Funds Global Small
Capitalization Fund

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -22.50%
      Since Inception of the Fund.....................................   4.92%

  For purchase payment allocated to the Janus Growth Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund..................................... -29.29%

  For purchase payment allocated to the Franklin Templeton Small Cap Growth
Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund..................................... -19.45%

  For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -11.77%
      Since Inception of the Fund.....................................  -4.61%

  For purchase payment allocated to the State Street Research Aurora Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................   4.36%
      Since Inception of the Fund.....................................  18.15%

  For purchase payment allocated to the PIMCO Total Return Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund.....................................  -2.12%

  For purchase payment allocated to the PIMCO Innovation Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund..................................... -45.48%

  For purchase payment allocated to the MFS Research International Portfolio


                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund..................................... -23.14%

  For purchase payment allocated to the MFS Mid Cap Growth Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund..................................... -25.39%

  For purchase payment allocated to the Harris Oakmark Large Cap Value
Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................   6.68%
      Since Inception of the Fund.....................................   0.78%




  The following chart illustrates what would have been the growth and value of a $10,000 purchase payment if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds became available: (i) for the following Series of the Zenith Fund: September 1, 1983 for Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series; November 1, 1994 for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series; May 1, 1993 for Harris Oakmark Focused Value Series; May 2, 1994 for Loomis Sayles Small Cap Series; May 1, 1999 for MFS Investors Trust Series and MFS Research Managers; and May 1, 1993 for FI Structured Equity Series; (ii) for the following Portfolios of the Metropolitan Fund: December 1, 1998 for Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios; March 3, 1997 for Janus Mid Cap Portfolio; May 1, 1990 for MetLife Stock Index Portfolio; December 1, 1998 for Neuberger Berman Partners Mid Cap Value Portfolio; May 1, 2000 for Putnam Large Cap Growth Portfolio; December 1, 1998 for Morgan Stanley EAFE Index Portfolio; November 1, 1994 for Putnam International Stock Portfolio (performance figures for dates on or before December 1, 2000 reflect performance of Morgan Stanley International Magnum Equity Series); December 1, 1998 for Russell 2000 Index Portfolio; and July 1, 1983 for State Street Research Investment Trust Portfolio (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available; August 1, 2000 for the MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios; and May 1, 2001 for the Janus Growth and Franklin Templeton Small Cap Growth Portfolios; (iii) for the following Portfolios of Met Investors
Series: May 1, 1996 for Lord Abbett Bond Debenture Portfolio; and March 1, 2001 for the PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios; and (iv) for the following Funds of the American Funds: March 1, 1984 for American Funds Growth Fund and American Funds Growth-Income Fund; and May 1, 1998 for American Funds Global Small Capitalization Fund. The figures shown do not reflect the deduction of any premium tax charge on surrender. During the period when the Contingent Deferred Sales Charge applies, the percentage return on Surrender Value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on Surrender Value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first two charts, the Contract Value and Surrender Value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted on surrender.


  In the third and fourth charts, the difference between the Contract Value or Surrender Value at the beginning and at the end of each year is divided by the beginning Contract Value or Surrender Value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or Surrender Value and dividing it by $10,000. The Annual Effective Rate of Return in this illustration is calculated in the same manner as the Average Annual Total Return described in the preceding illustration, assuming that no premium tax charge is deducted on surrender.


  We may also provide similar illustrations based on other purchase payment methods, such as periodic investment plans, in our sales literature.

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                               INVESTMENT RESULTS


                                                                       CONTRACT VALUE(1)
                  ----------------------------------------------------------------------------------------------------------------
                    STATE      STATE       SALOMON
                    STREET     STREET     BROTHERS     SALOMON                                      HARRIS     LOOMIS
                   RESEARCH   RESEARCH    STRATEGIC    BROTHERS               ALGER      DAVIS     OAKMARK     SAYLES      MFS
                    MONEY       BOND        BOND         U.S.                 EQUITY    VENTURE    FOCUSED     SMALL    INVESTORS
                  MARKET(2)  INCOME(2)  OPPORTUNITIES GOVERNMENT  BALANCED    GROWTH     VALUE      VALUE       CAP       TRUST
                  ---------- ---------- ------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
As of December 31:
 1983............ $10,256.90 $10,337.67
 1984............  11,167.87  11,445.98
 1985............  11,891.93  13,372.34
 1986............  12,494.00  15,111.94
 1987............  13,093.94  15,209.14
 1988............  13,851.97  16,221.84
 1989............  14,893.43  17,933.29
 1990............  15,858.00  19,081.33
 1991............  16,578.78  22,162.98
 1992............  16,938.41  23,611.58
 1993............  17,169.20  26,189.62                                                           $11,366.57
 1994............  17,573.10  24,928.24  $ 9,838.07   $10,037.26 $ 9,967.47 $ 9,694.22 $ 9,628.18  11,147.74 $ 9,587.79
 1995............  18,286.71  29,762.30   11,551.12    11,354.32  12,234.95  14,185.73  13,193.69  14,294.36  12,146.27
 1996............  18,925.00  30,666.44   12,993.93    11,536.13  14,072.65  15,798.75  16,338.34  16,543.95  15,616.68
 1997............  19,627.81  33,501.82   14,201.85    12,308.95  16,091.52  19,541.57  21,477.28  19,105.05  19,189.74
 1998............  20,343.50  35,992.44   14,259.18    13,031.10  17,281.74  28,441.73  24,198.88  17,786.31  18,575.54
 1999............  21,026.50  35,296.23   14,233.57    12,842.26  16,149.16  37,584.64  28,010.74  17,572.66  24,092.64 $10,188.94
 2000............  21,994.74  37,611.56   15,018.36    13,957.30  15,590.91  31,964.93  30,212.89  20,836.42  24,997.18  10,003.37
 2001............  22,514.93  40,321.82   15,788.88    14,659.31  14,658.15  27,696.42  26,437.74  26,219.12  22,424.64   8,265.41
                     MFS
                   RESEARCH
                   MANAGERS
                  ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............
 1999............ $11,868.01
 2000............  11,250.99
 2001............   8,743.65



                                                                      CONTRACT VALUE(1)
                 ---------------------------------------------------------------------------------------------------------------
                                                                                                             STATE    NEUBERGER
                                           PUTNAM                LEHMAN                                      STREET     BERMAN
                     FI        PUTNAM       LARGE               BROTHERS   METLIFE     MORGAN               RESEARCH   PARTNERS
                 STRUCTURED INTERNATIONAL    CAP    JANUS MID  AGGREGATE    STOCK     STANLEY    RUSSELL   INVESTMENT  MID CAP
                 EQUITY(3)    STOCK(4)     GROWTH      CAP     BOND INDEX   INDEX    EAFE INDEX 2000 INDEX   TRUST      VALUE
                 ---------- ------------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
As of December 31:
1983............                                                                                           $ 9,648.91
1984............                                                                                             9,510.99
1985............                                                                                            12,577.86
1986............                                                                                            13,613.63
1987............                                                                                            14,327.10
1988............                                                                                            15,554.85
1989............                                                                                            20,190.22
1990............                                                          $10,078.61                        18,763.55
1991............                                                           12,834.52                        24,521.24
1992............                                                           13,527.54                        26,874.01
1993............ $11,317.31                                                14,549.90                        30,210.28
1994............  10,995.38  $10,237.00                                    14,448.21                        28,724.86
1995............  14,760.65   10,692.43                                    19,419.32                        37,580.35
1996............  17,154.34   11,215.69                                    23,393.09                        45,121.08
1997............  22,540.94   10,886.69             $12,649.52             30,367.02                        56,952.19
1998............  27,630.60   11,484.84              17,030.64 $10,002.91  38,268.68 $10,542.66 $10,574.80  71,775.06 $10,528.70
1999............  29,764.38   14,079.55              37,283.40   9,675.59  45,444.57  12,914.72  12,726.32  83,605.43  12,150.90
2000............  27,811.53   12,438.46   $7,232.42  25,200.52  10,575.87  40,496.25  10,839.69  12,019.96  77,126.66  15,292.58
2001............  23,577.26    9,707.73    4,908.65  15,393.80  11,068.08  34,490.84   8,248.71  11,808.36  63,560.61  14,638.36
                     LORD
                    ABBETT
                     BOND
                 DEBENTURE(5)
                 ------------
As of December 31:
1983............
1984............
1985............
1986............
1987............
1988............
1989............
1990............
1991............
1992............
1993............
1994............
1995............
1996............  $11,174.68
1997............   12,678.18
1998............   13,220.11
1999............   13,419.95
2000............   13,277.44
2001............   13,550.96



                                                                            CONTRACT VALUE(1)
                 ---------------------------------------------------------------------------------------------------------------
                                           AMERICAN
                              AMERICAN      FUNDS        HARRIS              METLIFE   FRANKLIN    STATE
                  AMERICAN     FUNDS        GLOBAL      OAKMARK              MID CAP   TEMPLETON   STREET     PIMCO       MFS
                    FUNDS     GROWTH-       SMALL      LARGE CAP    JANUS     STOCK    SMALL CAP  RESEARCH    TOTAL     MID CAP
                   GROWTH      INCOME   CAPITALIZATION   VALUE     GROWTH     INDEX     GROWTH     AURORA     RETURN    GROWTH
                 ----------- ---------- -------------- ---------- --------- ---------- --------- ---------- ---------- ---------
As of December 31:
1983............
1984............ $  9,999.14 $10,694.59
1985............   11,747.15  14,365.85
1986............   14,992.06  17,181.78
1987............   15,868.45  16,925.70
1988............   17,805.68  18,952.26
1989............   22,872.34  23,271.17
1990............   21,416.58  22,200.70
1991............   27,963.97  26,978.08
1992............   30,356.37  28,524.92
1993............   34,602.12  31,383.68
1994............   34,086.64  31,392.93
1995............   44,525.74  40,920.04
1996............   49,481.28  47,622.25
1997............   63,136.77  58,770.16
1998............   83,953.84  68,234.13   $10,134.35   $ 9,804.46
1999............  129,835.18  74,600.93    19,028.08     8,956.77
2000............  133,400.87  79,186.21    15,600.92     9,885.64           $10,453.40           $12,106.07
2001............  107,358.17  79,844.29    13,344.42    11,497.64 $7,746.90  10,127.07 $8,797.08  13,817.64 $10,622.09 $8,940.10
                                 MFS
                   PIMCO      RESEARCH
                 INNOVATION INTERNATIONAL
                 ---------- -------------
As of December 31:
1983............
1984............
1985............
1986............
1987............
1988............
1989............
1990............
1991............
1992............
1993............
1994............
1995............
1996............
1997............
1998............
1999............
2000............
2001............ $7,250.76    $8,977.59

                                                                        SURRENDER VALUE(1)
                    -----------------------------------------------------------------------------------------------------
                      STATE      STATE       SALOMON
                      STREET     STREET     BROTHERS     SALOMON                                      HARRIS     LOOMIS
                     RESEARCH   RESEARCH    STRATEGIC    BROTHERS               ALGER      DAVIS     OAKMARK     SAYLES
                      MONEY       BOND        BOND         U.S.                 EQUITY    VENTURE    FOCUSED     SMALL
                    MARKET(2)  INCOME(2)  OPPORTUNITIES GOVERNMENT  BALANCED    GROWTH     VALUE      VALUE       CAP
                    ---------- ---------- ------------- ---------- ---------- ---------- ---------- ---------- ----------
As of December 31:
 1983............   $ 9,598.92 $ 9,674.03
 1984............    10,557.87  10,835.98
 1985............    11,381.93  12,862.34
 1986............    12,084.00  14,701.94
 1987............    12,783.94  14,899.14
 1988............    13,641.97  16,011.84
 1989............    14,783.43  17,823.29
 1990............    15,848.00  19,071.33
 1991............    16,568.78  22,152.98
 1992............    16,928.41  23,601.58
 1993............    17,159.20  26,179.62                                                           $10,646.57
 1994............    17,563.10  24,918.24  $ 9,214.41   $ 9,399.65 $ 9,334.75 $ 9,080.62 $ 9,019.21  10,527.74 $ 8,969.15
 1995............    18,276.71  29,752.30   10,946.12    10,749.32  11,629.95  13,580.73  12,588.59  13,774.36  11,528.77
 1996............    18,915.00  30,656.44   12,488.93    11,031.13  13,567.65  15,293.75  15,833.34  16,123.95  15,099.18
 1997............    19,617.81  33,491.82   13,796.85    11,903.95  15,686.52  19,136.57  21,072.28  18,785.05  18,772.24
 1998............    20,333.50  35,982.44   13,954.18    12,726.10  16,976.74  28,136.73  23,893.88  17,566.31  18,258.04
 1999............    21,016.50  35,286.24   14,028.57    12,637.26  15,944.16  37,379.64  27,805.74  17,452.66  23,875.14
 2000............    21,984.74  37,601.56   14,913.36    13,852.30  15,485.91  31,859.93  30,107.89  20,816.42  24,859.68
 2001............    22,504.93  40,311.82   15,783.88    14,654.31  14,653.15  27,691.42  26,432.74  26,199.12  22,407.14
                       MFS       MFS
                    INVESTORS  RESEARCH
                      TRUST    MANAGERS
                    --------- ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............
 1999............   $9,525.71 $11,148.01
 2000............    9,443.83  10,630.99
 2001............    7,878.68   8,337.97



                                                                          SURRENDER VALUE(1)
                    ------------------------------------------------------------------------------------------------------
                                              PUTNAM                LEHMAN                                    STATE STREET
                        FI        PUTNAM       LARGE               BROTHERS   METLIFE     MORGAN                RESEARCH
                    STRUCTURED INTERNATIONAL    CAP    JANUS MID  AGGREGATE    STOCK     STANLEY    RUSSELL    INVESTMENT
                    EQUITY(3)    STOCK(4)     GROWTH      CAP     BOND INDEX   INDEX    EAFE INDEX 2000 INDEX    TRUST
                    ---------- ------------- --------- ---------- ---------- ---------- ---------- ---------- ------------
As of December 31:
 1983............                                                                                              $ 9,028.49
 1984............                                                                                                8,978.33
 1985............                                                                                               12,062.86
 1986............                                                                                               13,198.63
 1987............                                                                                               14,012.10
 1988............                                                                                               15,339.85
 1989............                                                                                               20,075.22
 1990............                                                            $ 9,423.11                         18,748.55
 1991............                                                             12,214.52                         24,506.24
 1992............                                                             13,007.54                         26,859.01
 1993............   $10,597.31                                                14,129.90                         30,195.28
 1994............    10,380.95  $ 9,585.41                                    14,128.21                         28,709.86
 1995............    14,240.65   10,106.41                                    19,199.32                         37,565.35
 1996............    16,734.34   10,710.69                                    23,273.09                         45,106.08
 1997............    22,220.94   10,490.72             $11,924.52             30,347.02                         56,937.19
 1998............    27,410.60   11,179.84              16,405.64 $ 9,370.20  36,248.68 $ 9,872.18 $ 9,902.06   71,760.06
 1999............    29,644.38   13,874.55              36,758.40   9,150.93  45,424.57  12,312.22  12,123.82   83,590.43
 2000............    27,791.53   12,333.46   $6,776.15  24,775.52  10,096.40  40,476.26  10,348.35  11,517.46   77,111.86
 2001............    23,557.26    9,702.73    4,630.34  15,068.80  10,667.52  34,470.84   7,949.18  11,405.86   63,545.61
                    NEUBERGER
                      BERMAN       LORD
                     PARTNERS     ABBETT
                     MID CAP       BOND
                      VALUE    DEBENTURE(5)
                    ---------- ------------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............               $10,454.68
 1997............                12,058.18
 1998............   $ 9,859.19   12,700.11
 1999............    11,548.40   12,999.95
 2000............    14,790.08   12,957.44
 2001............    14,235.86   13,330.96



                                                                               SURRENDER VALUE(1)
                    ------------------------------------------------------------------------------------------------------
                                             AMERICAN
                                AMERICAN      FUNDS        HARRIS                         FRANKLIN
                     AMERICAN    FUNDS        GLOBAL      OAKMARK               METLIFE   TEMPLETON STATE STREET   PIMCO
                      FUNDS     GROWTH-       SMALL      LARGE CAP    JANUS     MID CAP   SMALL CAP   RESEARCH     TOTAL
                      GROWTH     INCOME   CAPITALIZATION   VALUE     GROWTH   STOCK INDEX  GROWTH      AURORA     RETURN
                    ---------- ---------- -------------- ---------- --------- ----------- --------- ------------ ---------
As of December 31:
 1983............
 1984............   $ 9,344.20 $ 9,990.97
 1985............    11,122.15  13,740.85
 1986............    14,467.06  16,656.78
 1987............    15,443.45  16,500.70
 1988............    17,480.68  18,627.26
 1989............    22,647.34  23,046.17
 1990............    21,291.58  22,075.70
 1991............    27,938.97  26,953.08
 1992............    30,331.37  28,499.92
 1993............    34,577.12  31,358.68
 1994............    34,061.64  31,367.93
 1995............    44,500.74  40,895.04
 1996............    49,456.28  47,597.25
 1997............    63,111.77  58,745.16
 1998............    83,928.84  68,209.13   $ 9,474.95   $ 9,185.6
 1999............   129,810.18  74,575.93    18,408.06     8,470.21
 2000............   133,375.87  79,161.21    15,080.92     9,435.88            $9,779.17             $11,393.57
 2001............   107,333.17  79,819.29    12,924.42    11,095.14 $7,254.62   9,568.60  $8,231.28   13,205.14  $9,923.54
                       MFS                    MFS
                     MID CAP    PIMCO       RESEARCH
                     GROWTH   INNOVATION INTERNATIONAL
                    --------- ---------- -------------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............
 1999............
 2000............
 2001............   $8,359.29 $6,788.20    $8,394.16

                                                                   ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                  ----------------------------------------------------------------------------------------------------------
                    STATE     STATE      SALOMON
                   STREET    STREET     BROTHERS     SALOMON                                 HARRIS      LOOMIS
                  RESEARCH  RESEARCH    STRATEGIC    BROTHERS            ALGER     DAVIS     OAKMARK     SAYLES       MFS
                    MONEY     BOND        BOND         U.S.             EQUITY    VENTURE    FOCUSED     SMALL     INVESTORS
                  MARKET(2) INCOME(2) OPPORTUNITIES GOVERNMENT BALANCED GROWTH     VALUE    CAP VALUE     CAP        TRUST
                  --------- --------- ------------- ---------- -------- -------  ---------- --------- ------------ ---------
As of December 31:
 1983............    2.57%     3.38%
 1984............    8.88     10.72
 1985............    6.48     16.83
 1986............    5.06     13.01
 1987............    4.80      0.64
 1988............    5.79      6.66
 1989............    7.52     10.55
 1990............    6.48      6.40
 1991............    4.55     16.15
 1992............    2.17      6.54
 1993............    1.36     10.92                                                           13.67%
 1994............    2.35     -4.82       -1.62%        0.37%    -0.33%  -3.60%     -3.72%    -1.93       -4.12%
 1995............    4.06     19.39       17.41        13.12     22.75   46.33      37.03     28.23       26.68
 1996............    3.49      3.04       12.49         1.60     15.02   11.37      23.84     15.74       28.57
 1997............    3.71      9.25        9.30         6.70     14.35   23.69      31.45     15.48       22.88
 1998............    3.65      7.43        0.40         5.87      7.40   45.54      12.67     -6.90       -3.20
 1999............    3.36     -1.93       -0.18        -1.45     -6.55   32.15      15.75     -1.20       29.70       1.89%
 2000............    4.60      6.56        5.51         8.68     -3.46  -14.95       7.86     18.57        3.67      -1.82
 2001............    2.37      7.21        5.13         5.03     -5.98  -13.35     -12.50     25.83      -10.22     -17.37
Cumulative
 Return..........  125.15    303.22       57.89        46.59     46.58  176.96     164.38    162.19      124.25     -17.35
Annual Effective
 Rate of Return..    4.53      7.90        6.58         5.48      5.48   15.28      14.53     11.76       11.11      -6.89
                    MFS                      PUTNAM
                  RESEARCH FI STRUCTURED  INTERNATIONAL
                  MANAGERS   EQUITY(3)      STOCK(4)
                  -------- -------------- -------------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............               13.17%
 1994............               -2.84          2.37%
 1995............               34.24          4.45
 1996............               16.22          4.89
 1997............               31.40         -2.93
 1998............               22.58          5.49
 1999............   18.68%       7.72         22.59
 2000............    -5.2       -6.56        -11.66
 2001............  -22.29      -15.22        -21.95
Cumulative
 Return..........  -12.56      135.77         -2.92
Annual Effective
 Rate of Return..   -4.91       10.40         -0.41
                                                                   ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                  ----------------------------------------------------------------------------------------------------------
                                                                                   STATE    NEUBERGER
                   PUTNAM                LEHMAN                 MORGAN             STREET    BERMAN       LORD
                    LARGE               BROTHERS     METLIFE   STANLEY  RUSSELL   RESEARCH   PARTNERS    ABBETT    AMERICAN
                     CAP    JANUS MID   AGGREGATE     STOCK      EAFE    2000    INVESTMENT  MID CAP      BOND       FUNDS
                   GROWTH      CAP     BOND INDEX     INDEX     INDEX    INDEX     TRUST      VALUE   DEBENTURE(5)  GROWTH
                  --------- --------- ------------- ---------- -------- -------  ---------- --------- ------------ ---------
As of December 31:
 1983............                                                                   -3.51%
 1984............                                                                   -1.43                            -0.01%
 1985............                                                                   32.25                            17.48
 1986............                                                                    8.23                            27.62
 1987............                                                                    5.24                             5.85
 1988............                                                                    8.57                            12.21
 1989............                                                                   29.80                            28.46
 1990............                                       0.79%                       -7.07                            -6.36
 1991............                                      27.34                        30.69                            30.57
 1992............                                       5.40                         9.59                             8.56
 1993............                                       7.56                        12.41                            13.99
 1994............                                      -0.70                        -4.92                            -1.49
 1995............                                      34.41                        30.83                            30.63
 1996............                                      20.46                        20.07                 11.75%     11.13
 1997............             26.50%                   29.81                        26.22                 13.45      27.60
 1998............             34.68        0.03%       26.02      5.43%   5.75%     26.03      5.29%       4.27      32.97
 1999............            118.92       -3.27        18.75     22.50   20.35      16.48     15.41        1.51      54.65
 2000............  -27.68%   -32.41        9.30       -10.89    -16.07   -5.55      -7.75     25.86       -1.06       2.75
 2001............  -32.13    -38.91        4.65       -14.83    -23.90   -1.76     -17.59     -4.28        2.06     -19.52
Cumulative Re-
 turn............  -50.91     53.94       10.68       244.91    -17.51   18.08     535.61     46.38       35.51     973.58
Annual Effective
 Rate of Return..  -34.72      9.34        3.35        11.19     -6.06    5.54      10.51     13.16        5.51      14.23

                              AMERICAN
                  AMERICAN     FUNDS
                   FUNDS       GLOBAL        HARRIS
                  GROWTH-      SMALL      OAKMARK LARGE
                   INCOME  CAPITALIZATION   CAP VALUE
                  -------- -------------- -------------
As of December 31:
 1983............
 1984............    6.95%
 1985............   34.33
 1986............   19.60
 1987............   -1.49
 1988............   11.97
 1989............   22.79
 1990............   -4.60
 1991............   21.52
 1992............    5.73
 1993............   10.02
 1994............    0.03
 1995............   30.35
 1996............   16.38
 1997............   23.41
 1998............   16.10        1.34%        -1.96%
 1999............    9.33       87.76         -8.65
 2000............    6.15      -18.01         10.37
 2001............    0.83      -14.46         16.31
Cumulative Re-
 turn............  698.44       33.44         14.98
Annual Effective
 Rate of Return..   12.35        8.18          4.63



                                                   ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                  -----------------------------------------------------------------------------------------------------------
                                                                                                                    LEHMAN
                           MID   FRANKLIN   STATE           MFS                                DOW               INTERMEDIATE
                           CAP   TEMPLETON  STREET  PIMCO   MID                               JONES    S&P 500   GOVERNMENT/
                  JANUS   STOCK  SMALL CAP RESEARCH TOTAL   CAP      PIMCO    MFS RESEARCH  INDUSTRIAL  STOCK    CREDIT BOND
                  GROWTH  INDEX   GROWTH    AURORA  RETURN GROWTH  INNOVATION INTERNATIONAL AVERAGE(6) INDEX(7)    INDEX(8)
                  ------  -----  --------- -------- ------ ------  ---------- ------------- ---------- --------  ------------
As of December 31:
 1983............                                                                                5.11%     1.79%      4.51%
 1984............                                                                                1.35      6.27      14.37
 1985............                                                                               33.62     31.73      18.06
 1986............                                                                               27.25     18.66      13.13
 1987............                                                                                5.55      5.25       3.66
 1988............                                                                               16.21     16.61       6.67
 1989............                                                                               32.24     31.69      12.77
 1990............                                                                               -0.54     -3.10       9.16
 1991............                                                                               24.25     30.47      14.62
 1992............                                                                                7.40      7.62       7.17
 1993............                                                                               16.97     10.08       8.79
 1994............                                                                                5.02      1.32      -1.93
 1995............                                                                               36.94     37.58      15.33
 1996............                                                                               28.91     22.96       4.05
 1997............                                                                               24.91     33.36       7.87
 1998............                                                                               18.14     28.52       8.44
 1999............                                                                               27.21     21.04      -2.15
 2000............          4.53%            21.06%                                              -4.51     -9.11      10.12
 2001............ -22.53% -3.12   -12.03%   14.14    6.22% -10.60%   -27.49%     -10.22%        -5.41    -11.88       8.96
Cumulative Re-
 turn............ -22.53   1.27   -12.03    38.18    6.22  -10.60    -27.49      -10.22      1,332.17  1,063.76     381.46
Annual Effective
 Rate of Return.. -31.74   0.90   -17.45    25.65    7.49  -12.55    -31.94      -12.11         15.63     14.32       8.95
                  CONSUMER
                   PRICE
                  INDEX(9)
                  --------
As of December 31:
 1983............   1.07%
 1984............   3.95
 1985............   3.77
 1986............   1.13
 1987............   4.41
 1988............   4.42
 1989............   4.65
 1990............   6.11
 1991............   3.06
 1992............   2.90
 1993............   2.75
 1994............   2.67
 1995............   2.54
 1996............   3.32
 1997............   1.83
 1998............   1.61
 1999............   2.68
 2000............   3.39
 2001............   1.72
Cumulative Re-
 turn............  77.42
Annual Effective
 Rate of Return..   3.18

                                                  ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                  ----------------------------------------------------------------------------------------------------------
                  STATE STREET STATE STREET                   SALOMON                             HARRIS   LOOMIS
                    RESEARCH     RESEARCH   SALOMON BROTHERS  BROTHERS           ALGER    DAVIS   OAKMARK  SAYLES     MFS
                     MONEY         BOND      STRATEGIC BOND     U.S.             EQUITY  VENTURE  FOCUSED  SMALL   INVESTORS
                   MARKET(2)    INCOME(2)    OPPORTUNITIES   GOVERNMENT BALANCED GROWTH   VALUE    VALUE    CAP      TRUST
                  ------------ ------------ ---------------- ---------- -------- ------  -------  -------  ------  ---------
As of December 31:
 1983............     -4.01%       -3.26%
 1984............      9.99        12.01
 1985............      7.81        18.70
 1986............      6.17        14.30
 1987............      5.79         1.34
 1988............      6.71         7.47
 1989............      8.37        11.31
 1990............      7.20         7.00
 1991............      4.55        16.16
 1992............      2.17         6.54
 1993............      1.36        10.92                                                            6.47%
 1994............      2.35        -4.82         -7.86%        -6.00%    -6.65%   -9.19%  -9.81%   -1.12   -10.31%
 1995............      4.06        19.40         18.79         14.36     24.59    49.56   39.58    30.84    28.54
 1996............      3.49         3.04         14.09          2.62     16.66    12.61   25.78    17.06    30.97
 1997............      3.72         9.25         10.47          7.91     15.62    25.13   33.09    16.50    24.33
 1998............      3.65         7.44          1.14          6.91      8.23    47.03   13.39    -6.49    -2.74
 1999............      3.36        -1.93          0.53         -0.70     -6.08    32.85   16.37    -0.65    30.77    -4.74%
 2000............      4.61         6.56          6.31          9.61     -2.87   -14.77    8.28    19.27     4.12    -0.86
 2001............      2.37         7.21          5.84          5.79     -5.38   -13.08  -12.21    25.86    -9.87   -16.57
Cumulative
 Return..........    125.05       303.12         57.84         46.54     46.53   176.91  164.33   161.99   124.07   -21.21
Annual Effective
 Rate of Return..      4.52         7.90          6.58          5.48      5.48    15.28   14.53    11.75    11.10    -8.55
                    MFS
                  RESEARCH
                  MANAGERS
                  --------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............
 1999............   11.48%
 2000............   -4.64
 2001............  -21.57
Cumulative
 Return..........  -16.62
Annual Effective
 Rate of Return..   -6.58



                                               ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                       --------------------------------------------------------------------------------------------------
                                                                  LEHMAN                               STATE    NEUBERGER
                                                PUTNAM           BROTHERS           MORGAN             STREET    BERMAN
                           FI        PUTNAM     LARGE            AGGREGATE METLIFE  STANLEY  RUSSELL  RESEARCH  PARTNERS
                       STRUCTURED INTERNATIONAL  CAP     JANUS     BOND     STOCK    EAFE     2000   INVESTMENT  MID CAP
                       EQUITY(3)    STOCK(4)    GROWTH  MID CAP    INDEX    INDEX    INDEX    INDEX    TRUST      VALUE
                       ---------- ------------- ------  -------  --------- -------  -------  ------- ---------- ---------
As of December 31:
 1983.................                                                                                  -9.72%
 1984.................                                                                                  -0.56
 1985.................                                                                                  34.36
 1986.................                                                                                   9.42
 1987.................                                                                                   6.16
 1988.................                                                                                   9.48
 1989.................                                                                                  30.87
 1990.................                                                      -5.77%                      -6.61
 1991.................                                                      29.62                       30.71
 1992.................                                                       6.49                        9.60
 1993.................     5.97%                                             8.63                       12.42
 1994.................    -2.04       -4.15%                                -0.01                       -4.92
 1995.................    37.18        5.44                                 35.89                       30.84
 1996.................    17.51        5.98                                 21.22                       20.07
 1997.................    32.79       -2.05              19.25%             30.40                       26.23
 1998.................    23.35        6.57              37.58     -6.30%   26.04    -1.28%   -0.98%    26.03     -1.41%
 1999.................     8.15       24.10             124.06     -2.34    18.76    24.72    22.44     16.49     17.13
 2000.................    -6.25      -11.11     -32.24% -32.60     10.33   -10.89   -15.95    -5.00     -7.75     28.07
 2001.................   -15.24      -21.33     -31.67  -39.18      5.66   -14.84   -23.18    -0.97    -17.59     -3.75
Cumulative Return.....   135.57       -2.97     -53.70   50.69      6.68   244.71   -20.51    14.06    535.46     42.36
Annual Effective Rate
 of Return............    10.39       -0.42     -36.96    8.86      2.12    11.19    -7.18     4.36     10.51     12.14



                                           ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                          ---------------------------------------------------------------------------------
                              LORD              AMERICAN AMERICAN FUNDS  HARRIS           METLIFE FRANKLIN
                             ABBETT    AMERICAN  FUNDS       GLOBAL      OAKMARK          MID CAP TEMPLETON
                              BOND      FUNDS   GROWTH-      SMALL      LARGE CAP JANUS    STOCK  SMALL CAP
                          DEBENTURE(5)  GROWTH   INCOME  CAPITALIZATION   VALUE   GROWTH   INDEX   GROWTH
                          ------------ -------- -------- -------------- --------- ------  ------- ---------
As of December 31:
 1983...................
 1984...................                 -6.56%   -0.09%
 1985...................                 19.03    37.53
 1986...................                 30.07    21.22
 1987...................                  6.75    -0.94
 1988...................                 13.19    12.89
 1989...................                 29.56    23.72
 1990...................                 -5.99    -4.21
 1991...................                 31.22    22.09
 1992...................                  8.56     5.74
 1993...................                 14.00    10.03
 1994...................                 -1.49     0.03
 1995...................                 30.65    30.37
 1996...................      4.55%      11.14    16.39
 1997...................     15.34       27.61    23.42
 1998...................      5.32       32.98    16.11      -5.25%       -8.14%
 1999...................      2.36       54.67     9.33       94.28       -7.79
 2000...................     -0.33        2.75     6.15      -18.07       11.40            -2.21%
 2001...................      2.88      -19.53     0.83      -14.30       17.58   -27.45%  -2.15   -17.69%
Cumulative Return.......     33.31      973.33   698.19       29.24       10.95   -27.45   -4.31   -17.69
Annual Effective Rate of
 Return.................      5.20       14.23    12.35        7.24        3.43   -38.13   -3.07   -25.26

                                                ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                          ----------------------------------------------------------------------------------------------
                                                                                                     LEHMAN
                           STATE                                                                  INTERMEDIATE
                           STREET  PIMCO     MFS                             DOW JONES  S&P 500    GOVERNMENT/  CONSUMER
                          RESEARCH TOTAL   MID CAP    PIMCO    MFS RESEARCH  INDUSTRIAL  STOCK       CREDIT      PRICE
                           AURORA  RETURN  GROWTH   INNOVATION INTERNATIONAL AVERAGE(6) INDEX(7)  BOND INDEX(8) INDEX(9)
                          -------- ------  -------  ---------- ------------- ---------- --------  ------------- --------
As of December 31:
 1983...................                                                          5.11%     1.79%      4.51%      1.07%
 1984...................                                                          1.35      6.27      14.37       3.95
 1985...................                                                         33.62     31.73      18.06       3.77
 1986...................                                                         27.25     18.66      13.13       1.13
 1987...................                                                          5.55      5.25       3.66       4.41
 1988...................                                                         16.21     16.61       6.67       4.42
 1989...................                                                         32.24     31.69      12.77       4.65
 1990...................                                                         -0.54     -3.10       9.16       6.11
 1991...................                                                         24.25     30.47      14.62       3.06
 1992...................                                                          7.40      7.62       7.17       2.90
 1993...................                                                         16.97     10.08       8.79       2.75
 1994...................                                                          5.02      1.32      -1.93       2.67
 1995...................                                                         36.94     37.58      15.33       2.54
 1996...................                                                         28.91     22.96       4.05       3.32
 1997...................                                                         24.91     33.36       7.87       1.83
 1998...................                                                         18.14     28.52       8.44       1.61
 1999...................                                                         27.21     21.04      -2.15       2.68
 2000...................   13.94%                                                -4.51     -9.11      10.12       3.39
 2001...................   15.90   -0.76%  -16.41%    -32.12%     -16.06%        -5.41    -11.88       8.96       1.72
Cumulative Return.......   32.05   -0.76   -16.41     -32.12      -16.06      1,332.17  1,063.76     381.46      77.42
Annual Effective Rate of
 Return.................   21.69   -0.91   -19.30     -37.10      -18.90         15.63     14.32       8.95       3.18

-------
NOTES:

(1) The Contract Values, Surrender Values, and Annual Percentage Change figures assume reinvestment of dividends and capital gain distributions. The Contract Values are net of all deductions and expenses other than any applicable Contingent Deferred Sales Charge or premium tax charge. Each Surrender Value equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge, but does not reflect a deduction for the premium tax charge. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.") 1983 figures for State Street Research Money Market Series and State Street Research Bond Income Series are from September 1, 1983 through December 31, 1983; 1994 figures for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series are from November 1, 1994 through December 31, 1994; 1993 figures for Harris Oakmark Focused Value Series are from May 1, 1993 through December 31, 1993; 1994 figures for Loomis Sayles Small Cap Series are from May 2, 1994 through December 31, 1994; 1999 figures for MFS Investors Trust and MFS Research Managers Series are from May 1, 1999 through December 31, 1999; 1993 figures for FI Structured Equity Series are from May 1, 1993 through December 31, 1993; 1998 figures for Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios are from December 1, 1998 through December 31, 1998; 1997 figures for Janus Mid Cap Portfolio are from March 3, 1997 through December 31, 1997; 1990 figures for MetLife Stock Index Portfolio are from May 1, 1990 through December 31, 1990; 1998 figures for Neuberger Berman Partners Mid Cap Value Portfolio are from December 1, 1998 through December 31, 1998; 2000 figures for Putnam Large Cap Growth Portfolio are from May 1, 2000 through December 31, 2000; 1998 figures for Morgan Stanley EAFE Index Portfolio are from December 1, 1998 through December 31, 1998; 1994 figures for Putnam International Stock Portfolio are from November 1, 1994 through December 31, 1994 (see footnote 4); 1998 figures for Russell 2000 Index Portfolio are from December 1, 1998 through December 31, 1998; 1983 figures for State Street Research Investment Trust Portfolio are from July 1, 1983 through December 31, 1983; 2000 figures for MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios are from August 1, 2000 through December 31, 2000; 2001 figures for the Janus Growth and Franklin Templeton Small Cap Growth Portfolios are from May 1, 2001 through December 31, 2001; 1996 figures for Lord Abbett Bond Debenture Portfolio are from May 1, 1996 through December 31, 1996; 2001 figures for PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios are from March 1, 2001 through December 31, 2001; 1984 figures for American Funds Growth Fund and American Funds Growth-Income Fund are from March 1, 1984 through December 31, 1984; and 1998 figures for American Funds Global Small Capitalization Fund are from May 1, 1998 through December 31, 1998.




(2) State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.


(3) Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

(4) On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.
(5) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.
(6) The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(7) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(8) The Lehman Intermediate Government/Credit Bond Index is a subset of the Lehman Government/Credit Bond Index covering all issues with maturities between 1 and 10 years which is composed of taxable, publicly-issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman index that is composed of taxable, fixed rate publicly-issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.
(9) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. The Examples which follow illustrate this for the one, three, five and ten year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.


  Set forth on the following pages are illustrations of the Percentage Change in Unit Value information and Annual Effective Rate of Return information discussed above that may appear in the Variable Account's Annual Report and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.


  We may also show daily Unit Values for each Sub-Account in advertising and sales literature, including our website.


STATE STREET RESEARCH MONEY MARKET SUB-ACCOUNT**



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                      % CHANGE  ANNUAL   BEGINNING    END OF
                                      IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                       VALUE     RATE    UNIT VALUE UNIT VALUE
                                      -------- --------- ---------- ----------
   18 years, 4 months ended December
    31, 2001.........................  133.2%    4.7%     1.000000   2.331985
   10 years ended December 31, 2001..   38.0%    3.3%     1.690352   2.331985
   5 years ended December 31, 2001...   19.8%    3.7%     1.946086   2.331985
   3 years ended December 31, 2001...   11.1%    3.6%     2.098312   2.331985
   1 year ended December 31, 2001....    2.5%    2.5%     2.275063   2.331985


STATE STREET RESEARCH BOND INCOME SUB-ACCOUNT**


    PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                      % CHANGE  ANNUAL   BEGINNING    END OF
                                      IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                       VALUE     RATE    UNIT VALUE UNIT VALUE
                                      -------- --------- ---------- ----------
   18 years, 4 months ended December
    31, 2001.........................  311.1%    8.0%     1.000000   4.110820
   10 years ended December 31, 2001..   83.7%    6.3%     2.237207   4.110820
   5 years ended December 31, 2001...   32.0%    5.7%     3.113250   4.110820
   3 years ended December 31, 2001...   12.3%    3.9%     3.660529   4.110820
   1 year ended December 31, 2001....    7.3%    7.3%     3.831633   4.110820

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

** State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT




       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   7 years, 2 months ended December
    31, 2001..........................   60.3%     6.8%   1.000000   1.603273
   5 years ended December 31, 2001....   22.8%     4.2%   1.305874   1.603273
   3 years ended December 31, 2001....   11.4%     3.7%   1.439188   1.603273
   1 year ended December 31, 2001.....    5.3%     5.3%   1.522166   1.603273

SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   7 years, 2 months ended December
    31, 2001..........................   49.0%     5.7%   1.000000   1.490415
   5 years ended December 31, 2001....   28.5%     5.1%   1.159699   1.490415
   3 years ended December 31, 2001....   13.2%     4.2%   1.316242   1.490415
   1 year ended December 31, 2001.....    5.2%     5.2%   1.416200   1.490415

BALANCED SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   7 years, 2 months ended December
    31, 2001..........................   48.7%     5.7%   1.000000   1.486939
   5 years ended December 31, 2001....    5.2%     1.0%   1.413947   1.486939
   3 years ended December 31, 2001....  -14.7%    -5.2%   1.742881   1.486939
   1 year ended December 31, 2001.....   -5.8%    -5.8%   1.578230   1.486939

ALGER EQUITY GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   7 years, 2 months ended December
    31, 2001..........................  175.8%    15.2%   1.000000   2.757580
   5 years ended December 31, 2001....   76.3%    12.0%   1.563978   2.757580
   3 years ended December 31, 2001....   -2.3%    -0.8%   2.823513   2.757580
   1 year ended December 31, 2001.....  -13.3%   -13.3%   3.178881   2.757580

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

DAVIS VENTURE VALUE SUB-ACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   7 years, 2 months ended December
    31, 2001..........................  167.2%    14.7%   1.000000   2.671524
   5 years ended December 31, 2001....   62.8%    10.2%   1.640833   2.671524
   3 years ended December 31, 2001....    9.6%     3.1%   2.437055   2.671524
   1 year ended December 31, 2001.....  -12.4%   -12.4%   3.049260   2.671524

HARRIS OAKMARK FOCUSED SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   8 years, 8 months ended December
    31, 2001..........................  166.1%    11.9%   1.000000   2.661135
   5 years ended December 31, 2001....   59.7%     9.8%   1.666295   2.661135
   3 years ended December 31, 2001....   48.1%    14.0%   1.797180   2.661135
   1 year ended December 31, 2001.....   26.0%    26.0%   2.112113   2.661135


LOOMIS SAYLES SMALL CAP SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   7 years, 8 months ended December
    31, 2001..........................  127.1%    11.3%   1.000000   2.271012
   5 years ended December 31, 2001....   44.7%     7.7%   1.569712   2.271012
   3 years ended December 31, 2001....   21.2%     6.6%   1.873409   2.271012
   1 year ended December 31, 2001.....  -10.1%   -10.1%   2.526234   2.271012

MFS INVESTORS TRUST SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   2 years, 8 months ended December
    31, 2001..........................  -16.8%    -6.7%   1.000000   0.831666
   1 year ended December 31, 2001.....  -17.1%   -17.1%   1.003305   0.831666

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax, or the annual Administration Contract Charge.

MFS RESEARCH MANAGERS SUB-ACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                            BEGINNING
                                         % CHANGE  ANNUAL   OF PERIOD   END OF
                                         IN UNIT  EFFECTIVE   UNIT      PERIOD
                                          VALUE     RATE      VALUE   UNIT VALUE
                                         -------- --------- --------- ----------
   2 years, 8 months ended December 31,
    2001...............................   -12.1%    -4.7%   1.000000   0.879018
   1 year ended December 31, 2001......   -22.1%   -22.1%   1.127801   0.879018


FI STRUCTURED EQUITY SUB-ACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                            BEGINNING
                                         % CHANGE  ANNUAL   OF PERIOD   END OF
                                         IN UNIT  EFFECTIVE   UNIT      PERIOD
                                          VALUE     RATE      VALUE   UNIT VALUE
                                         -------- --------- --------- ----------
   8 years, 8 months ended December 31,
    2001...............................   138.9%    10.6%   1.000000   2.388804
   5 years ended December 31, 2001.....    38.3%     6.7%   1.727747   2.388804
   3 years ended December 31, 2001.....   -14.4%    -5.1%   2.790691   2.388804
   1 year ended December 31, 2001......   -15.1%   -15.1%   2.814682   2.388804

LEHMAN BROTHERS AGGREGATE BOND INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                            BEGINNING
                                         % CHANGE  ANNUAL   OF PERIOD   END OF
                                         IN UNIT  EFFECTIVE   UNIT      PERIOD
                                          VALUE     RATE      VALUE   UNIT VALUE
                                         -------- --------- --------- ----------
   3 years, 1 months ended December 31,
    2001...............................    12.9%     3.9%   1.000000   1.128870
   3 years ended December 31, 2001.....    11.6%     3.7%   1.011441   1.128870
   1 year ended December 31, 2001......     4.9%     4.9%   1.075777   1.128870

JANUS MID CAP SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                            BEGINNING
                                         % CHANGE  ANNUAL   OF PERIOD   END OF
                                         IN UNIT  EFFECTIVE   UNIT      PERIOD
                                          VALUE     RATE      VALUE   UNIT VALUE
                                         -------- --------- --------- ----------
   4 years, 10 months ended December
    31, 2001...........................    54.9%     9.5%   1.000000   1.548625
   3 years ended December 31, 2001.....    -9.3%    -3.2%   1.706846   1.548625
   1 year ended December 31, 2001......   -38.8%   -38.8%   2.531515   1.548625

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

** Fidelity Management & Research Company became the sub-adviser on May 1,
   2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

METLIFE STOCK INDEX SUB-ACCOUNT


     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                             BEGINNING  END OF
                                          % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                          IN UNIT  EFFECTIVE   UNIT      UNIT
                                           VALUE     RATE      VALUE    VALUE
                                          -------- --------- --------- --------
   11 years, 8 months ended December 31,
    2001................................   250.8%    11.3%   1.000000  3.507534
   10 years ended December 31, 2001.....   172.6%    10.5%   1.286802  3.507534
   5 years ended December 31, 2001......    48.1%     8.2%   2.368932  3.507534
   3 years ended December 31, 2001......    -9.7%    -3.3%   3.883282  3.507534
   1 year ended December 31, 2001.......   -14.8%   -14.8%   4.115022  3.507534

NEUBERGER BERMAN PARTNERS MID CAP VALUE SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                             BEGINNING  END OF
                                          % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                          IN UNIT  EFFECTIVE   UNIT      UNIT
                                           VALUE     RATE      VALUE    VALUE
                                          -------- --------- --------- --------
   3 years, 1 month ended December 31,
    2001................................    50.1%    13.8%   1.000000  1.500755
   3 years ended December 31, 2001......    40.0%    11.9%   1.071970  1.500755
   1 year ended December 31, 2001.......    -4.1%    -4.1%   1.564495  1.500755

PUTNAM LARGE CAP GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                             BEGINNING  END OF
                                          % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                          IN UNIT  EFFECTIVE   UNIT      UNIT
                                           VALUE     RATE      VALUE    VALUE
                                          -------- --------- --------- --------
   1 years, 8 months ended December 31,
    2001................................   -50.7%   -34.5%   1.000000  0.493305
   1 year ended December 31, 2001.......   -31.8%   -31.8%   0.723242  0.493305

MORGAN STANLEY EAFE INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                             BEGINNING  END OF
                                          % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                          IN UNIT  EFFECTIVE   UNIT      UNIT
                                           VALUE     RATE      VALUE    VALUE
                                          -------- --------- --------- --------
   3 years, 1 month ended December 31,
    2001................................   -14.8%    -5.0%   1.000000  0.851563
   3 years ended December 31, 2001......   -21.1%    -7.6%   1.078661  0.851563
   1 year ended December 31, 2001.......   -23.6%   -23.6%   1.114981  0.851563

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT**


     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
   7 years, 2 months ended December
    31, 2001..........................    16.4%     2.1%    1.000000   1.164077
   5 years ended December 31, 2001....   -12.3%    -2.6%    1.327000   1.164077
   3 years ended December 31, 2001....   -14.8%    -5.2%    1.366233   1.164077
   1 year ended December 31, 2001.....   -21.7%   -21.7%    1.486746   1.164077

RUSSELL 2000 INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
   3 years, 1 month ended December 31,
    2001..............................    18.4%     5.5%    1.000000   1.184491
   3 years ended December 31, 2001....    12.6%     4.0%    1.052362   1.184491
   1 year ended December 31, 2001.....    -1.5%    -1.5%    1.202488   1.184491

STATE STREET RESEARCH INVESTMENT TRUST SUB-ACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
   18 years, 4 months ended December
    31, 2001..........................   552.4%    10.6%    1.000000   6.523987
   10 years ended December 31, 2001...   161.1%    10.1%    2.499025   6.523987
   5 years ended December 31, 2001....    41.2%     7.1%    4.621364   6.523987
   3 years ended December 31, 2001....   -11.3%    -3.9%    7.358615   6.523987
   1 year ended December 31, 2001.....   -17.6%   -17.6%    7.913002   6.523987


--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT**


     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
   5 years, 8 months ended December
    31, 2001..........................   37.1%     5.7%    1.000000   1.370827
   5 years ended December 31, 2001....   22.7%     4.2%    1.117468   1.370827
   3 years ended December 31, 2001....    3.2%     1.1%    1.328498   1.370827
   1 year ended December 31, 2001.....    2.3%     2.3%    1.340223   1.370827

AMERICAN FUNDS GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
   17 years, 10 months ended December
    31, 2001..........................  998.0%    14.3%    1.000000  10.979737
   10 years ended December 31, 2001...  286.3%    14.5%    2.842323  10.979737
   5 years ended December 31, 2001....  117.4%    16.8%    5.051358  10.979737
   3 years ended December 31, 2001....   28.0%     8.6%    8.579358  10.979737
   1 year ended December 31, 2001.....  -19.5%   -19.5%   13.639825  10.979737

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
   17 years, 10 months ended December
    31, 2001..........................  716.7%    12.4%    1.000000   8.166745
   10 years ended December 31, 2001...  198.0%    11.5%    2.740076   8.166745
   5 years ended December 31, 2001....   68.1%    10.9%    4.859703   8.166745
   3 years ended December 31, 2001....   17.2%     5.4%    6.970603   8.166745
   1 year ended December 31, 2001.....    0.9%     0.9%    8.096386   8.166745

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
   3 years, 8 months ended December
    31, 2001..........................   34.3%     8.3%    1.000000   1.342550
   3 years ended December 31, 2001....   32.5%     9.8%    1.013390   1.342550
   1 year ended December 31, 2001.....  -14.3%   -14.3%    1.566370   1.342550

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

** The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

JANUS GROWTH SUB-ACCOUNT


     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                                        END OF
                                         % CHANGE  ANNUAL   BEGINNING   PERIOD
                                         IN UNIT  EFFECTIVE OF PERIOD    UNIT
                                          VALUE     RATE    UNIT VALUE  VALUE
                                         -------- --------- ---------- --------
   8 months ended December 31, 2001.....  -22.5%   -31.7%    1.000000  0.774690

FRANKLIN TEMPLETON SMALL CAP SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                                        END OF
                                         % CHANGE  ANNUAL   BEGINNING   PERIOD
                                         IN UNIT  EFFECTIVE OF PERIOD    UNIT
                                          VALUE     RATE    UNIT VALUE  VALUE
                                         -------- --------- ---------- --------
   8 months ended December 31, 2001.....  -12.0%   -17.4%    1.000000  0.879708

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                                        END OF
                                         % CHANGE  ANNUAL   BEGINNING   PERIOD
                                         IN UNIT  EFFECTIVE OF PERIOD    UNIT
                                          VALUE     RATE    UNIT VALUE  VALUE
                                         -------- --------- ---------- --------
   1 years, 5 months ended December
    31,2001.............................    3.0%     2.0%    1.000000  1.029834
   1 year ended December 31, 2001.......   -2.8%    -2.8%    1.059924  1.029834

STATE STREET RESEARCH AURORA SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                                        END OF
                                         % CHANGE  ANNUAL   BEGINNING   PERIOD
                                         IN UNIT  EFFECTIVE OF PERIOD    UNIT
                                          VALUE     RATE    UNIT VALUE  VALUE
                                         -------- --------- ---------- --------
   1 years, 5 months ended December
    31,2001.............................   40.0%    25.3%    1.000000  1.399874
   1 year ended December 31, 2001.......   14.4%    14.4%    1.223867  1.399874

PIMCO TOTAL RETURN SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                                        END OF
                                         % CHANGE  ANNUAL   BEGINNING   PERIOD
                                         IN UNIT  EFFECTIVE OF PERIOD    UNIT
                                          VALUE     RATE    UNIT VALUE  VALUE
                                         -------- --------- ---------- --------
   10 months ended December 31, 2001....    7.2%     8.2%    1.000000  1.072133

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

PIMCO INNOVATION SUB-ACCOUNT


     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                   BEGINNING  END OF
                                % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                IN UNIT  EFFECTIVE   UNIT      UNIT
                                 VALUE     RATE      VALUE    VALUE
                                -------- --------- --------- --------
      10 months ended December
       31, 2001...............   -39.1%    -43.0%  1.000000  0.609384


MFS RESEARCH INTERNATIONAL SUB-ACCOUNT


     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                   BEGINNING  END OF
                                % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                IN UNIT  EFFECTIVE   UNIT      UNIT
                                 VALUE     RATE      VALUE    VALUE
                                -------- --------- --------- --------
      10 months ended December
       31, 2001...............   -15.2%    -17.1%  1.000000  0.847826


MFS MID CAP GROWTH SUB-ACCOUNT


     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                   BEGINNING  END OF
                                % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                IN UNIT  EFFECTIVE   UNIT      UNIT
                                 VALUE     RATE      VALUE    VALUE
                                -------- --------- --------- --------
      10 months ended December
       31, 2001...............   -17.6%    -19.7%  1.000000  0.823736


HARRIS OAKMARK LARGE CAP VALUE SUB-ACCOUNT


     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                                       END OF
                                        % CHANGE  ANNUAL   BEGINNING   PERIOD
                                        IN UNIT  EFFECTIVE OF PERIOD    UNIT
                                         VALUE     RATE    UNIT VALUE  VALUE
                                        -------- --------- ---------- --------
      3 years, 1 month ended December
       31, 2001........................   14.9%     4.5%    1.000000  1.149030
      3 years ended December 31, 2001..   18.4%     5.8%    0.970802  1.149030
      1 year ended December 31, 2001...   16.6%    16.6%    0.985276  1.149030



--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

                          CALCULATION OF YIELDS


MONEY MARKET YIELD


  From time to time, we may quote in advertisements and sales literature the current yield for the State Street Research Money Market Sub-Account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-Account value by the Sub-Account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub-Account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used. Based on our average contract size and surrenders, we have assumed the average per unit Administration Contract Charge to be 0.08%.


  The current yield will be calculated according to the following formula:


                 Current Yield = ((NCF-ES)/UV) X (365/7)


Where:


NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.


ES = per unit expenses for the hypothetical account for the 7-day period.


UV = the unit value on the first day of the 7-day period.


  The current yield for the State Street Research Money Market Sub-Account for the 7-day period ended December 31, 2001 was 0.12%.


  We may also quote the effective yield of the State Street Research Money Market Sub-Account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


              Effective Yield = (1 + ((NCF-ES)/UV))365/7 - 1


Where:


NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.


ES = per unit expenses of the hypothetical account for the 7-day period.


UV = the unit value for the first day of the 7-day period.


  The effective yield for the State Street Research Money Market Sub-Account for the 7-day period ended December 31, 2001 was 0.12%.


  Because of the charges and deductions imposed under the Contract, the yield for the State Street Research Money Market Sub-Account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the State Street Research Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Sub-Account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the State Street Research Money Market Sub-Account may also be presented for periods other than a 7-day period.


OTHER SUB-ACCOUNT YIELDS


  From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-Accounts (other than the State Street Research Money Market Sub-Account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-Account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-Account units less Sub-Account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then
(4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used. Based on average contract size and surrenders, we have assumed the average per unit Administration Contract Charge to be 0.08%.


  The 30-day or one-month yield is calculated according to the following formula:


              Yield = 2 X ((((NI-ES)/(U X UV)) + 1)/6/ - 1)


Where:


NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-Account's units.


ES = expenses of the subaccount for the 30-day or one-month period.


U = the average number of units outstanding.


UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.


  Because of the charges and deductions imposed under the Contracts, the yield for a Sub-Account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

  The Company determines the net investment factor ("Net Investment Factor") for any sub-account on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The Company takes the net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

  When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the annuity payment option involves a life contingency. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option.

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

  Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds.

  The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  Illustrations of annuity income payments under various hypothetical and historical rates appear in the tables below. The monthly equivalents of the hypothetical annual net returns of -2.32% 3.50%, 3.54%, 5.49% and 7.45% shown in the table on page II-33 are -.20%, .29%, .29%, .45% and .60%.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following table has been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The table illustrates how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of 0%, 5.96%, 6%, 8% or 10%. The values would be different from those shown if the returns averaged 0%, 5.96%, 6%, 8% or 10%, but fluctuated over and under those averages throughout the years.


  The table reflects an average daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.32% and the daily administrative charge which is equivalent to an annual charge of 0.10%. The average mortality and expense risk charge assumes that the contract value is allocated equally among all the sub-accounts. The amounts shown in the tables also take into account the Eligible Funds' management fees and operating expenses which are assumed to be at an annual rate of .93% of the average daily net assets of the Eligible Funds. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than ..93%, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."


  The table shows both the gross rate and the net rate. The difference between gross and net rates represents the assumed 1.42% average mortality and expense risk and administrative charge and the assumed .93% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.35%.


   The below table assumes that 100% of the Contract Value is allocated to a variable annuity income option. We may illustrate other annuity options such as assuming that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration. The illustration assumes that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.


  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  The table shows the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)


ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/02
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:


FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69


FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE
ILLUSTRATION: $526.37


MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.


                            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                 WITH AN ASSUMED RATE OF RETURN OF:
                            ---------------------------------------------
                      GROSS    0%     5.96%      6%       8%       10%
PAYMENT  CALENDAR     ----- ----------------- -------- -------- ---------
 YEAR      YEAR   AGE NET**  -2.32%   3.50%    3.54%    5.49%     7.45%
-------  -------- --- ----- ----------------- -------- -------- ---------
    1      2002    65        $526.87 $ 526.37 $ 526.37 $ 526.37 $  526.37
    2      2003    66         496.76   526.37   526.67   536.50    546.44
    3      2004    67         468.81   526.37   526.76   546.83    567.27
    4      2005    68         442.44   526.37   526.96   557.36    588.90
    5      2006    69         417.55   526.37   527.16   568.09    611.35
   10      2011    74         312.60   526.37   528.15   624.92    737.14
   15      2016    79         234.03   526.37   529.14   687.43    888.50
   20      2021    84         175.20   526.37   530.14   756.20  1,071.66


IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration Asset Charge from the Gross Rates of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following table has been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.


  The table reflects the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown in the table also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."


  The following table assumes that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the State Street Research Bond Income and State Street Research Money Market Series, and that the Annuitant's age has increased by the time the other portfolios became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. We offer alternative Assumed Interest Rates (AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustration is based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.


  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds. Upon request, and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)


ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/02
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:


FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $664.00; FOR AGE 72: $718.16; FOR AGE 75: $759.82; FOR AGE 80: $833.72; AND FOR AGE 82:
$869.29.


FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72; FOR AGE 72:
$733.96; FOR AGE 75: $776.53; FOR AGE 80: $852.06; AND FOR AGE 82: $881.26.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:
3.50%.

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:


                                                      SALOMON
                       STATE STREET  STATE STREET    STRATEGIC    SALOMON               ALGER     DAVIS
PAYMENT  CALENDAR     RESEARCH MONEY RESEARCH BOND     BOND         U.S.               EQUITY    VENTURE
 YEAR      YEAR   AGE     MARKET        INCOME     OPPORTUNITIES GOVERNMENT BALANCED   GROWTH     VALUE
-------  -------- --- -------------- ------------- ------------- ---------- --------- --------- ---------
    1      1983    65    $526.37       $  526.37
    2      1984    66     533.72          537.92
    3      1985    67     562.97          577.02
    4      1986    68     580.69          652.89
    5      1987    69     590.89          714.32
    6      1988    70     599.72          695.99
    7      1989    71     614.29          718.52
    8      1990    72     639.45          768.78
    9      1991    73     659.11          791.64
   10      1992    74     666.99          889.70
   11      1993    75     659.52          916.87
   12      1994    76     647.04          983.72      $702.52     $702.52   $  702.52 $  702.52 $  702.52
   13      1995    77     640.97          905.75       687.18      701.10      696.22    677.14    672.52
   14      1996    78     645.51        1,045.93       781.63      768.34      827.81    959.34    892.50
   15      1997    79     646.43        1,042.23       851.45      756.14      921.91  1,034.22  1,069.85
   16      1998    80     648.76        1,101.12       901.06      781.43    1,020.47  1,237.89  1,360.75
   17      1999    81     650.65        1,143.97       875.98      801.15    1,060.83  1,742.97  1,483.34
   18      2000    82     650.69        1,084.84       846.64      764.62      959.54  2,227.42  1,660.84
   19      2001    83     658.49        1,117.72       864.80      804.60      896.66  1,831.69  1,732.41
   20      2002    84     652.14        1,158.61       880.08      818.13      816.22  1,535.20  1,466.47




                                                                                                 LEHMAN
                    HARRIS                                            PUTNAM  PUTNAM            BROTHERS            MORGAN
PAY-                OAKMARK   LOOMIS      MFS      MFS        FI     INTERNA-  LARGE            AGGREGATE  METLIFE  STANLEY
MENT  CALENDAR      FOCUSED   SAYLES   INVESTORS RESEARCH STRUCTURED  TIONAL    CAP   JANUS MID   BOND      STOCK    EAFE
YEAR    YEAR   AGE   VALUE   SMALL CAP   TRUST   MANAGERS   EQUITY   STOCK**  GROWTH     CAP      INDEX     INDEX    INDEX
----  -------- --- --------- --------- --------- -------- ---------- -------- ------- --------- --------- --------- -------
  1     1983    65
  2     1984    66
  3     1985    67
  4     1986    68
  5     1987    69
  6     1988    70
  7     1989    71
  8     1990    72                                                                                        $  629.52
  9     1991    73                                                                                           619.99
 10     1992    74                                                                                           764.81
 11     1993    75 $  683.54                              $  683.54                                          780.61
 12     1994    76    759.21 $  702.52                       755.92  $702.52                                 813.00
 13     1995    77    721.41    673.61                       711.54   715.05                                 781.67
 14     1996    78    895.97    826.93                       925.18   723.75                               1,016.97
 15     1997    79  1,003.75  1,029.40                     1,040.77   735.42          $  760.95            1,185.25
 16     1998    80  1,121.99  1,224.52                     1,323.50   691.57             935.37  $780.44   1,488.34 $780.44
 17     1999    81  1,010.61  1,146.88  $799.62  $799.62   1,569.29   706.82           1,219.45   785.43   1,813.75  837.63
 18     2000    82    966.24  1,439.65   796.13   927.32   1,634.98   839.19  $818.27  2,583.74   736.30   2,082.52  993.89
 19     2001    83  1,108.63  1,443.57   757.36   851.34   1,477.41   717.96   578.30  1,688.22   779.77   1,794.03  808.19
 20     2002    84  1,349.58  1,253.84   606.57   641.11   1,211.46   543.13   381.10    997.82   790.59   1,477.47  596.38
PAY-  RUSSELL
MENT   2000
YEAR   INDEX
----  -------
  1
  2
  3
  4
  5
  6
  7
  8
  9
 10
 11
 12
 13
 14
 15
 16   $780.44
 17    817.21
 18    952.71
 19    871.62
 20    829.54

                                   NEUBERGER
                      STATE STREET  BERMAN     LORD              AMERICAN
                        RESEARCH   PARTNERS   ABBETT   AMERICAN    FUNDS   AMERICAN FUNDS
PAYMENT  CALENDAR      INVESTMENT   MID CAP    BOND      FUNDS    GROWTH-   GLOBAL SMALL
 YEAR      YEAR   AGE    TRUST       VALUE   DEBENTURE  GROWTH    INCOME   CAPITALIZATION
-------  -------- --- ------------ --------- --------- --------- --------- --------------
    1      1983    65  $  526.37
    2      1984    66     500.16                       $  539.05 $  539.05
    3      1985    67     477.91                          524.61    561.09
    4      1986    68     612.23                          597.09    730.10
    5      1987    69     641.59                          737.95    845.29
    6      1988    70     653.53                          755.85    805.75
    7      1989    71     686.82                          820.80    873.04
    8      1990    72     862.75                        1,020.31  1,037.33
    9      1991    73     775.74                          924.32    957.43
   10      1992    74     980.93                        1,167.49  1,125.49
   11      1993    75   1,039.90                        1,225.66  1,150.94
   12      1994    76   1,130.67                        1,351.17  1,224.73
   13      1995    77   1,039.81                        1,287.13  1,184.81
   14      1996    78   1,315.53              $741.35   1,625.82  1,493.51
   15      1997    79   1,527.05               809.52   1,746.64  1,680.37
   16      1998    80   1,863.31   $  780.44   889.73   2,154.57  2,004.82   $  780.44
   17      1999    81   2,269.86      832.44   898.41   2,769.30  2,250.01      772.76
   18      2000    82   2,555.54      930.71   883.11   4,139.33  2,377.82    1,405.48
   19      2001    83   2,278.36    1,134.02   846.00   4,109.62  2,439.41    1,114.91
   20      2002    84   1,814.90    1,051.03   836.05   3,196.28  2,377.40      923.29



                       HARRIS           METLIFE FRANKLIN    STATE
                       OAKMARK          MID CAP TEMPLETON  STREET    PIMCO    MFS                   MFS
PAYMENT  CALENDAR     LARGE CAP  JANUS   STOCK  SMALL CAP RESEARCH   TOTAL  MID CAP   PIMCO      RESEARCH
 YEAR      YEAR   AGE   VALUE   GROWTH   INDEX   GROWTH    AURORA   RETURN  GROWTH  INNOVATION INTERNATIONAL
-------  -------- --- --------- ------- ------- --------- --------- ------- ------- ---------- -------------
    1      1983    65
    2      1984    66
    3      1985     6
    4      1986     6
    5      1987    69
    6      1988    70
    7      1989    71
    8      1990    72
    9      1991    73
   10      1992    74
   11      1993    75
   12      1994    76
   13      1995    77
   14      1996    78
   15      1997    79
   16      1998    80  $780.44
   17      1999    81   753.87
   18      2000    82   667.65          $818.27           $  818.27
   19      2001    83   714.17  $836.18  852.71  $836.18     984.61 $836.18 $836.18  $836.18      $836.18
   20      2002    84   804.71   633.00  800.49   718.81   1,088.12  875.16  686.43   605.37       712.58


INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE ELIGIBLE FUNDS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND
EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.40% or 1.65% as applicable), AND, MANAGEMENT FEES AND OTHER EXPENSES (these may vary from year to year). The following expenses are for the year ended December 31, 2001, after giving effect to current expense caps or deferrals: .41% State Street Research Money Market; .47% State Street Research Bond Income; .84% Salomon Brothers Strategic Bond Opportunities; .70% Salomon Brothers U.S. Government; ..83% Balanced; .79% Alger Equity Growth; .83% Davis Venture Value; .87% Harris Oakmark Focused Value; 1.00% Loomis Sayles Small Cap; .90% MFS Investors
Trust; .90% MFS Research Managers; .78% FI Structured Equity; .63% Lehman Brothers Aggregate Bond Index; 1.01% Harris Oakmark Large Cap Value; 1.20% Janus Growth; .99% Janus Mid Cap; .70% MetLife Mid Cap Stock Index; .56% MetLife Stock Index; 1.06% Neuberger Berman Partners Mid Cap Value; 1.00% Putnam Large Cap Growth; 1.30% Franklin Templeton Small Cap Growth; .95%
Morgan Stanley EAFE Index; 1.16% Putnam International Stock; .80% Russell 2000 Index; .98% State Street Research Aurora; .78% State Street Research
Investment Trust; .95% Lord Abbett Bond Debenture; .90% PIMCO Total Return, 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research

International; .63% American Funds Growth; .60% American Funds Growth-Income; 1.08% American Funds Global Small Capitalization.



-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** On December 1, 2000 Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.


                               THE FIXED ACCOUNT

  Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

  The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the sub-accounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to an annual effective rate of 3%; or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us (currently $500,000). (For Contracts issued in Maryland, we reserve the right to restrict such purchase payments and transfers if the total Contract Value in the Fixed Account equals or exceeds $500,000.) In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

  If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. See "Loan Provision for Certain Tax Benefited Retirement Plans." The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of:
(1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and (2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the State Street Research Money Market Sub-Account instead.


  We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                                    EXPERTS

  The financial statements of New England Variable Annuity Separate Account of New England Life Insurance Company ("NELICO") and the consolidated financial statements of NELICO and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by Anne Goggin, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

  The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.


  If mandated under applicable law, we may be required to reject a purchase payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

                                  APPENDIX A

                    ADVERTISING AND PROMOTIONAL LITERATURE

  Advertising and promotional literature prepared by NELICO for products it issues or administers may include references to MetLife Advisers, LLC or its affiliates, such as State Street Research & Management Company.


  NELICO's advertising and promotional literature may include references to other NELICO affiliates. References may also be made to NELICO's parent company, MetLife and the services it provides to the Metropolitan Series Fund, Inc.


  References to subadvisers unaffiliated with MetLife Advisers or NELICO that perform subadvisory functions on behalf of New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust or the American Funds Insurance Series and their respective fund groups may be contained in NELICO's advertising and promotional literature including, but not limited to, Fred Alger Management, Inc., Davis Selected Advisers, L.P., Salomon Brothers Asset Management Inc. and Putnam Investment Management, LLC.


  NELICO's advertising and promotional material may include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:


  . Specific and general assessments and forecasts regarding the U.S.
    economy, world economies, the economics of specific nations and their impact on the Series

  . Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions

  . Specific and general investment philosophies, strategies, processes, techniques and types of analysis

  . Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

  . The corporate histories, founding dates and names of founders of the entities

  . Awards, honors and recognition given to the firms

  . The names of those with ownership interest and the percentage of ownership

  . The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans

  . Current capitalization, levels of profitability and other financial and statistical information

  . Identification of portfolio managers, researchers, economists, principals and other staff members and employees

  . The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

  . Current and historical statistics about:

   - total dollar amount of assets managed

   - MetLife Advisers assets managed in total and/or by Series or Portfolio



   - the growth of assets
   - asset types managed
   - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
   - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser.

  . The general and specific strategies applied by the advisers in the management of the Zenith Fund's series and Metropolitan Fund's portfolios including, but not limited to:


   - the pursuit of growth, value, income oriented, risk management or other strategies
   - the manner and degree to which the strategy is pursued
   - whether the strategy is conservative, moderate or extreme and an explanation of other features, attributes
   - the types and characteristics of investments sought and specific portfolio holdings
   - the actual or potential impact and result from strategy implementation
   - through its own areas of expertise and operations, the value added by subadvisers to the management process

   - the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management


   - the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., an advisers' or subadvisers' effort to identify overvalued and undervalued issues.


  . Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than Eligible Funds of the Zenith Fund, Metropolitan Fund, Met Investors Series Trust or American Funds Insurance Series and those families of funds. Any such references will indicate that the Zenith Fund, Metropolitan Fund, Met Investors Series Trust or American Funds Insurance Series and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of Eligible Funds and other funds managed by the Eligible Funds adviser and subadvisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.


  New England Securities Corporation an indirect subsidiary of NELICO, may be referenced in Eligible Fund advertising and promotional literature concerning the marketing services it provides.


  Additional information contained in advertising and promotional literature may include: rankings and ratings of the Eligible Funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.


  References to the Eligible Funds may be included in NELICO's advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:


  . Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms and other organizations involved in 401(k) and retirement programs with whom NELICO may or may not have a relationship.


  . Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the NELICO as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.



  . Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

   - past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans
   - information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs
   -  current and prospective ERISA regulation and requirements.

  . Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the NELICO 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:


   - increased employee retention
   - reinforcement or creation of morale
   - deductibility of contributions for participants
   - deductibility of expenses for employers
   - tax deferred growth, including illustrations and charts
   - loan features and exchanges among accounts
   - educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

  . Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, the Fund and investing in NELICO's 401(k) and retirement plans, including, but not limited to:


   - the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
   -  broad choice of investment options and competitive fees
   - plan sponsor and participant statements and notices
   - the plan prototype, summary descriptions and board resolutions
   - plan design and customized proposals
   - trusteeship, record keeping and administration
   - the services of State Street Bank, including, but not limited to, trustee services and tax reporting

   - the services of Boston Financial Data Services, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements

   - the services of Trust Consultants Inc., including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

  . Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

   - access to expertise on investments
   - assistance in interpreting past, present and future market trends and economic events
   - providing information to clients including participants during enrollment and on an ongoing basis after participation
   - promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

New England Variable Annuity Separate Account of
New England Life Insurance Company

Independent Auditors' Report

To the Contract Owners of New England Variable Annuity Separate Account of New England Life Insurance Company:

We have audited the accompanying statement of assets and liabilities and the related statement of operations of the New England Variable Annuity Separate Account (comprised of the following Sub-Accounts: State Street Research Bond Income, State Street Research Money Market, Harris Oakmark Mid Cap Value, Westpeak Growth and Income, Loomis Sayles Small Cap, Solomon Brothers U.S. Government, Balanced, Alger Equity Growth, Davis Venture Value, Salomon Brothers Strategic Bond Opportunities, MFS Investors, MFS Research Managers, Janus Mid Cap, Janus Growth, Putnam Large Cap Growth, Putnam International Stock, Russell 2000 Index, State Street Research Aurora Small Cap Value, State Street Research Investment Trust, MetLife Stock Index, MetLife Mid Cap Stock Index, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Neuberger Berman Partners Mid Cap, Franklin Templeton Small Cap Growth, Lord Abbett Bond Debenture, PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth, MFS Research International, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization) of New England Life Insurance Company as of and for the year ended December 31, 2001, and the related statements of changes in net assets for each of the two years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position and the results of operations of the respective aforementioned Sub-Accounts comprising the New England Variable Annuity Separate Account of New England Life Insurance Company as of and for the year ended December 31, 2001, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 22, 2002

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Assets and Liabilities

December 31, 2001



                                                                              New England Zenith Fund
                                                       ---------------------------------------------------------------------
                                                           Bond          Bond         Money          Money         Midcap
                                                          Income        Income        Market        Market         Value
                                                         Class A       Class B       Class A        Class B       Class A
                                                           Sub-          Sub-          Sub-          Sub-           Sub-
                                                         Account       Account       Account        Account       Account
                                                       ------------   ----------   ------------   -----------   ------------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $130,591,615   $7,829,574   $106,848,024   $15,238,231   $119,425,858




                                                                Shares         Cost
                                                              ----------   -------------
State Street Research Bond Income Series Class A.............   1,194,472     130,735,634
State Street Research Bond Income Series Class B.............      72,029       7,830,993
State Street Research Money Market Series Class A............   1,068,480     106,848,024
State Street Research Money Market Series Class B............     152,382      15,238,231
Harris Oakmark Midcap Value Series Class A...................     641,764     100,639,962
Harris Oakmark Midcap Value Series Class E...................      54,705       9,571,166
Westpeak Growth and Income Series Class A....................     934,776     189,449,770
Westpeak Growth and Income Series Class E....................       9,706       1,490,772
Loomis Sayles Small Cap Series Class A.......................     754,320     133,989,325
Loomis Sayles Small Cap Series Class E.......................      12,102       2,029,018
Salomon Brothers U.S. Government Series Class A..............   4,887,984      56,463,287
Salomon Brothers U.S. Government Series Class E..............     518,790       6,223,647
Balanced Series Class A......................................   7,157,918     104,137,584
Balanced Series Class E......................................     124,363       1,528,487
Alger Equity Growth Series Class A...........................  14,401,096     356,139,152
Alger Equity Growth Series Class E...........................     238,284       4,794,004
Davis Venture Value Series Class A...........................  13,473,459     309,210,387
Davis Venture Value Series Class E...........................     474,732      10,711,876
Solomon Brothers Bond Opportunities Series Class A...........   6,248,785      73,577,618
Solomon Brothers Bond Opportunities Series Class E...........     215,782       2,405,821
MFS Investors Series Class A.................................   1,725,757      17,215,488
MFS Investors Series Class E.................................      82,760         690,879
MFS Research Managers Series Class A.........................   3,037,467      37,874,949
MFS Research Managers Series Class E.........................      41,703         368,780
Janus Mid Cap Portfolio Class B..............................     675,453      11,784,874
Janus Growth Portfolio Class B...............................     358,324       2,860,461
Putnam Large Cap Growth Portfolio Class A....................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio Class E....................     204,243       1,075,395
Putnam International Stock Portfolio Class A.................   7,010,896      86,198,422
Putnam International Stock Portfolio Class E.................     223,488       2,076,650
Russell 2000 Index Portfolio Class B.........................     585,367       5,838,719
State Street Research Aurora Small Cap Value Portfolio
 Class A.....................................................   2,045,173      27,785,864
State Street Research Aurora Small Cap Value Portfolio
 Class E.....................................................     466,618       6,069,474
State Street Research Investment Trust Portfolio Class B.....      98,381       2,496,847
MetLife Stock Index Portfolio Class B........................     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio Class B................     415,491       4,187,207
Lehman Brothers Aggregate Bond Index Portfolio Class B.......   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio Class B..................     406,233       3,767,522
Neuberger Berman Partners Mid Cap Value Portfolio Class B....     143,555       1,985,773
Franklin Templeton Small Cap Growth Portfolio Class B........     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio Class B.................     286,021       3,201,692
PIMCO Total Return Portfolio Class B.........................   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B...........................     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class B.........................     364,807       2,946,734
MFS Research International Portfolio Class B.................     189,919       1,624,178
American Funds Growth Fund Class 2...........................     524,917      23,474,727
American Funds Growth-Income Fund Class 2....................     764,471      23,954,298
American Funds Global Small Capitalization Fund Class 2......     295,942       3,113,357
                                                                            -------------
     Total...................................................               1,964,740,251
                                                                            =============




                                                                              New England Zenith Fund
                                                       ---------------------------------------------------------------------
                                                           Bond          Bond         Money          Money         Midcap
                                                          Income        Income        Market        Market         Value
                                                         Class A       Class B       Class A        Class B       Class A
                                                           Sub-          Sub-          Sub-          Sub-           Sub-
                                                         Account       Account       Account        Account       Account
                                                       ------------   ----------   ------------   -----------   ------------
 Amount due and accrued from contract-related
  transactions, net..................................      (183,254)     101,930        (60,866)      151,055       (387,231)
 Dividends receivable................................            --           --        168,260            --             --
                                                       ------------   ----------   ------------   -----------   ------------
   Total Assets......................................   130,408,361    7,931,504    106,955,418    15,389,286    119,038,627
Liabilities
 Due to (from) New England Life Insurance Company....       275,995          472       (727,193)      (17,258)       143,299
                                                       ------------   ----------   ------------   -----------   ------------
Net Assets...........................................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328
                                                       ============   ==========   ============   ===========   ============
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................  $126,649,695   $7,931,032   $107,022,134   $15,406,544   $117,324,713
 Annuity Reserves (Note 7)...........................     3,482,671           --        660,477            --      1,570,615
                                                       ------------   ----------   ------------   -----------   ------------
Total Net Assets.....................................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328
                                                       ============   ==========   ============   ===========   ============


                       See Notes to Financial Statements





                                                         New England Zenith Fund
    -------------------------------------------------------------------------------------------------------------------------------
      Midcap      Growth and   Growth and                               U.S.         U.S.                                 Equity
       Value        Income       Income     Small Cap    Small Cap   Government   Government   Balanced     Balanced      Growth
      Class E      Class A      Class E      Class A      Class E      Class A     Class E      Class A     Class E      Class A
       Sub-          Sub-         Sub-         Sub-         Sub-        Sub-         Sub-        Sub-         Sub-         Sub-
      Account      Account      Account      Account      Account      Account     Account      Account     Account      Account
    -----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------  ----------  ------------
    $10,129,191  $146,301,801  $1,516,841  $133,710,850  $2,142,488  $58,460,291  $6,209,921  $89,044,499  $1,545,828  $298,678,735

        155,363       117,726       9,904      (273,688)     (5,664)    (204,075)     83,311         (462)     36,862       (25,017)
             --            --          --            --          --           --          --           --          --            --
    -----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------  ----------  ------------
     10,284,554   146,419,527   1,526,745   133,437,162   2,136,824   58,256,216   6,293,232   89,044,037   1,582,690   298,653,718
            286       171,600         417       163,930         561       68,180         216      104,243         532       419,002
    -----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------  ----------  ------------
    $10,284,268  $146,247,927  $1,526,328  $133,273,232  $2,136,263  $58,188,036  $6,293,016  $88,939,794  $1,582,158  $298,234,716
    ===========  ============  ==========  ============  ==========  ===========  ==========  ===========  ==========  ============
    $10,284,268  $142,427,828  $1,526,328  $131,742,003  $2,136,263  $56,558,544  $6,293,016  $87,155,416  $1,582,158  $294,216,835
             --     3,820,099         --      1,531,229          --    1,629,492         --     1,784,378          --     4,017,881
    -----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------  ----------  ------------
    $10,284,268  $146,247,927  $1,526,328  $133,273,232  $2,136,263  $58,188,036  $6,293,016  $88,939,794  $1,582,158  $298,234,716
    ===========  ============  ==========  ============  ==========  ===========  ==========  ===========  ==========  ============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Assets and Liabilities

December 31, 2001


                                                                                          New England Zenith Fund
                                                       --------------------------------------------------------------------
                                                         Equity      Venture       Venture       Bond           Bond
                                                         Growth       Value         Value    Opportunities  Opportunities
                                                        Class E      Class A       Class E      Class A        Class E
                                                          Sub-         Sub-         Sub-         Sub-           Sub-
                                                        Account      Account       Account      Account        Account
                                                       ----------  ------------  ----------- -------------  -------------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $4,918,188  $315,144,204  $11,084,982  $70,111,371    $2,421,073

                                                       New England Zenith Fund
                                                       ------------------------
                                                         Investors    Investors
                                                          Class A      Class E
                                                           Sub-         Sub-
                                                          Account      Account
                                                        -----------   ---------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................   $14,789,739   $709,252



                                              Shares         Cost
                                            ----------   -------------
State Street Research Bond Income
 Series Class A...........................   1,194,472     130,735,634
State Street Research Bond Income
 Series Class B...........................      72,029       7,830,993
State Street Research Money Market
 Series Class A...........................   1,068,480     106,848,024
State Street Research Money Market
 Series Class B...........................     152,382      15,238,231
Harris Oakmark Midcap Value Series
 Class A..................................     641,764     100,639,962
Harris Oakmark Midcap Value Series
 Class E..................................      54,705       9,571,166
Westpeak Growth and Income Series
 Class A..................................     934,776     189,449,770
Westpeak Growth and Income Series
 Class E..................................       9,706       1,490,772
Loomis Sayles Small Cap Series Class A....     754,320     133,989,325
Loomis Sayles Small Cap Series Class E....      12,102       2,029,018
Salomon Brothers U.S. Government
 Series Class A...........................   4,887,984      56,463,287
Salomon Brothers U.S. Government
 Series Class E...........................     518,790       6,223,647
Balanced Series Class A...................   7,157,918     104,137,584
Balanced Series Class E...................     124,363       1,528,487
Alger Equity Growth Series Class A........  14,401,096     356,139,152
Alger Equity Growth Series Class E........     238,284       4,794,004
Davis Venture Value Series Class A........  13,473,459     309,210,387
Davis Venture Value Series Class E........     474,732      10,711,876
Solomon Brothers Bond Opportunities
 Series Class A...........................   6,248,785      73,577,618
Solomon Brothers Bond Opportunities
 Series Class E...........................     215,782       2,405,821
MFS Investors Series Class A..............   1,725,757      17,215,488
MFS Investors Series Class E..............      82,760         690,879
MFS Research Managers Series Class A......   3,037,467      37,874,949
MFS Research Managers Series Class E......      41,703         368,780
Janus Mid Cap Portfolio Class B...........     675,453      11,784,874
Janus Growth Portfolio Class B............     358,324       2,860,461
Putnam Large Cap Growth Portfolio
 Class A..................................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio
 Class E..................................     204,243       1,075,395
Putnam International Stock Portfolio
 Class A..................................   7,010,896      86,198,422
Putnam International Stock Portfolio
 Class E..................................     223,488       2,076,650
Russell 2000 Index Portfolio Class B......     585,367       5,838,719
State Street Research Aurora Small
 Cap Value Portfolio Class A..............   2,045,173      27,785,864
State Street Research Aurora Small
 Cap Value Portfolio Class E..............     466,618       6,069,474
State Street Research Investment
 Trust Portfolio Class B..................      98,381       2,496,847
MetLife Stock Index Portfolio Class B.....     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio.....
 Class B..................................     415,491       4,187,207
Lehman Brothers Aggregate Bond Index
 Portfolio Class B........................   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio
 Class B..................................     406,233       3,767,522
Neuberger Berman Partners Mid Cap
 Value Portfolio Class B..................     143,555       1,985,773
Franklin Templeton Small Cap Growth
 Portfolio Class B........................     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio
 Class B..................................     286,021       3,201,692
PIMCO Total Return Portfolio Class B......   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B........     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class B           364,807       2,946,734
MFS Research International Portfolio
 Class B..................................     189,919       1,624,178
American Funds Growth Fund Class 2........     524,917      23,474,727
American Funds Growth-Income Fund
 Class 2..................................     764,471      23,954,298
American Funds Global Small
 Capitalization Fund Class 2..............     295,942       3,113,357
                                                         -------------
     Total................................               1,964,740,251
                                                         =============



 Amount due and accrued from contract-related
  transactions, net..................................      75,338       (196,482)      246,201     (260,351)       15,322
 Dividends receivable................................          --             --            --           --            --
                                                       ----------   ------------   -----------   -----------   ----------
   Total Assets......................................   4,993,526    314,947,722    11,331,183   69,851,020     2,436,395
Liabilities
 Due to (from) New England Life Insurance Company....         669        426,101           357       83,272           305
                                                       ----------   ------------   -----------   -----------   ----------
Net Assets...........................................  $4,992,857   $314,521,621   $11,330,826   $69,767,748   $2,436,090
                                                       ==========   ============   ===========   ===========   ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................  $4,992,857   $309,784,305   $11,330,826   $67,847,195   $2,436,090
 Annuity Reserves (Note 7)...........................          --      4,737,316            --    1,920,553            --
                                                       ----------   ------------   -----------   -----------   ----------
Total Net Assets.....................................  $4,992,857   $314,521,621   $11,330,826   $69,767,748   $2,436,090
                                                       ==========   ============   ===========   ===========   ==========

 Amount due and accrued from contract-related
  transactions, net..................................        16,601      9,491
 Dividends receivable................................            --         --
                                                        -----------   --------
   Total Assets......................................    14,806,340    718,743
Liabilities
 Due to (from) New England Life Insurance Company....       (87,705)       515
                                                        -----------   --------
Net Assets...........................................   $14,894,045   $718,228
                                                        ===========   ========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................   $14,727,261   $718,228
 Annuity Reserves (Note 7)...........................       166,784         --
                                                        -----------   --------
Total Net Assets.....................................   $14,894,045   $718,228
                                                        ===========   ========

                       See Notes to Financial Statements




    New England Zenith Fund                                                      Metropolitan Series Fund
    ------------------------   -------------------------------------------------------------------------------------
      Research     Research                               Large Cap    Large Cap    International   International
      Managers     Managers     Mid Cap       Growth       Growth        Growth         Stock           Stock
      Class A       Class E     Class B      Class B       Class A      Class E        Class A         Class E
        Sub-         Sub-         Sub-         Sub-         Sub-          Sub-          Sub-            Sub-
      Account       Account     Account      Account       Account      Account        Account         Account
    ------------   ---------   ----------   ----------   -----------   ----------   -------------   -------------


    $27,458,705    $375,745    $9,794,064   $2,802,094   $13,031,271   $1,029,384    $66,463,293     $2,107,492



---------------------------------------
Russell 2000     Aurora        Aurora
   Index        Small Cap    Small Cap
  Class B        Class A      Class E
    Sub-          Sub-          Sub-
  Account        Account      Account
------------   -----------   ----------


 $6,046,841    $28,898,300   $6,588,645




            40,944          1,137        113,110         4,093         26,450        6,165         168,522         17,300
                --             --             --            --             --           --              --             --
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
        27,499,649        376,882      9,907,174     2,806,187     13,057,721    1,035,549      66,631,815      2,124,792
           135,327          1,020         10,890         2,086         15,028          468          79,944            481
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
       $27,364,322       $375,862     $9,896,284    $2,804,101    $13,042,693   $1,035,081     $66,551,871     $2,124,311
       ===========       ========     ==========    ==========    ===========   ==========     ===========     ==========
       $27,053,091       $375,862     $9,884,085    $2,804,101    $12,903,057   $1,035,081     $65,858,610     $2,124,311
           311,231             --         12,199            --        139,636           --         693,261             --
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
       $27,364,322       $375,862     $9,896,284    $2,804,101    $13,042,693   $1,035,081     $66,551,871     $2,124,311
       ===========       ========     ==========    ==========    ===========   ==========     ===========     ==========




     (2,910)       (12,054)      46,919
         --             --           --
 ----------    -----------   ----------
  6,043,931     28,886,246    6,635,564
      6,620         34,465          631
 ----------    -----------   ----------
 $6,037,311    $28,851,781   $6,634,933
 ==========    ===========   ==========
 $6,035,398    $28,417,704   $6,634,933
      1,913        434,077           --
 ----------    -----------   ----------
 $6,037,311    $28,851,781   $6,634,933
 ==========    ===========   ==========

                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Assets and Liabilities

December 31, 2001




                                                                       Metropolitan Series Fund
                                                       ------------------------------------------------------
                                                       Investment      Stock        Mid Cap      Aggregate
                                                         Trust         Index      Stock Index   Bond Index
                                                        Class B       Class B       Class B       Class B
                                                          Sub-         Sub-          Sub-          Sub-
                                                        Account       Account       Account       Account
                                                       ----------   -----------   -----------   -----------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $2,538,242   $13,878,188   $4,333,570    $13,927,353





                                                               Metropolitan Series Fund
                                                          ------------------------------------
                                                             EAFE       Mid Cap     Small Cap
                                                            Index        Value        Growth
                                                           Class B      Class B      Class B
                                                             Sub-         Sub-         Sub-
                                                           Account      Account      Account
                                                          ----------   ----------   ----------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................     $3,517,973   $2,027,003   $3,957,174



                                         Shares         Cost
                                       ----------   -------------


State Street Research Bond Income
 Series Class A......................   1,194,472     130,735,634
State Street Research Bond Income
 Series Class B......................      72,029       7,830,993
State Street Research Money Market
 Series Class A......................   1,068,480     106,848,024
State Street Research Money Market
 Series Class B......................     152,382      15,238,231
Harris Oakmark Midcap Value Series
 Class A.............................     641,764     100,639,962
Harris Oakmark Midcap Value Series
 Class E.............................      54,705       9,571,166
Westpeak Growth and Income Series
 Class A.............................     934,776     189,449,770
Westpeak Growth and Income Series
 Class E.............................       9,706       1,490,772
Loomis Sayles Small Cap Series Class
 A...................................     754,320     133,989,325
Loomis Sayles Small Cap Series Class
 E...................................      12,102       2,029,018
Salomon Brothers U.S. Government
 Series Class A......................   4,887,984      56,463,287
Salomon Brothers U.S. Government
 Series Class E......................     518,790       6,223,647
Balanced Series Class A..............   7,157,918     104,137,584
Balanced Series Class E..............     124,363       1,528,487
Alger Equity Growth Series Class A...  14,401,096     356,139,152
Alger Equity Growth Series Class E...     238,284       4,794,004
Davis Venture Value Series Class A...  13,473,459     309,210,387
Davis Venture Value Series Class E...     474,732      10,711,876
Solomon Brothers Bond Opportunities
 Series Class A......................   6,248,785      73,577,618
Solomon Brothers Bond Opportunities
 Series Class E......................     215,782       2,405,821
MFS Investors Series Class A.........   1,725,757      17,215,488
MFS Investors Series Class E.........      82,760         690,879
MFS Research Managers Series Class
 A...................................   3,037,467      37,874,949
MFS Research Managers Series Class
 E...................................      41,703         368,780
Janus Mid Cap Portfolio Class B......     675,453      11,784,874
Janus Growth Portfolio Class B.......     358,324       2,860,461
Putnam Large Cap Growth Portfolio
 Class A.............................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio
 Class E.............................     204,243       1,075,395
Putnam International Stock Portfolio
 Class A.............................   7,010,896      86,198,422
Putnam International Stock Portfolio
 Class E.............................     223,488       2,076,650
Russell 2000 Index Portfolio Class
 B...................................     585,367       5,838,719
State Street Research Aurora Small
 Cap Value Portfolio Class A.........   2,045,173      27,785,864
State Street Research Aurora Small
 Cap Value Portfolio Class E.........     466,618       6,069,474
State Street Research Investment
 Trust Portfolio Class B.............      98,381       2,496,847
MetLife Stock Index Portfolio Class
 B...................................     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio
 Class B.............................     415,491       4,187,207
Lehman Brothers Aggregate Bond Index
 Portfolio Class B...................   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio
 Class B.............................     406,233       3,767,522
Neuberger Berman Partners Mid Cap
 Value Portfolio Class B.............     143,555       1,985,773
Franklin Templeton Small Cap Growth
 Portfolio Class B...................     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio
 Class B.............................     286,021       3,201,692
PIMCO Total Return Portfolio Class
 B...................................   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B...     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class
 B...................................     364,807       2,946,734
MFS Research International Portfolio
 Class B.............................     189,919       1,624,178
American Funds Growth Fund Class 2... 524,917 23,474,727 American Funds Growth-Income Fund
 Class 2.............................     764,471      23,954,298
American Funds Global Small
 Capitalization Fund Class 2.........     295,942       3,113,357
                                                    -------------
     Total...........................               1,964,740,251
                                                    =============




 Amount due and accrued from contract-related
  transactions, net.............................     104,516        189,328       38,089         42,845       33,161        17,246
 Dividends receivable...........................          --             --           --             --           --            --
                                                  ----------    -----------   ----------    -----------   ----------    ----------
   Total Assets.................................   2,642,758     14,067,516    4,371,659     13,970,198    3,551,134     2,044,249
Liabilities
 Due to (from) New England Life Insurance
  Company.......................................       2,286         12,879       45,748         14,199        3,922         2,735
                                                  ----------    -----------   ----------    -----------   ----------    ----------
Net Assets......................................  $2,640,472    $14,054,637   $4,325,911    $13,955,999   $3,547,212    $2,041,514
                                                  ==========    ===========   ==========    ===========   ==========    ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts.....................................  $2,627,509    $14,052,806   $4,325,911    $13,724,176   $3,512,417    $2,040,804
 Annuity Reserves (Note 7)......................      12,963          1,831           --        231,823       34,795           710
                                                  ----------    -----------   ----------    -----------   ----------    ----------
Total Net Assets................................  $2,640,472    $14,054,637   $4,325,911    $13,955,999   $3,547,212    $2,041,514
                                                  ==========    ===========   ==========    ===========   ==========    ==========


 Amount due and accrued from contract-related
  transactions, net.............................          7,965
 Dividends receivable...........................             --
                                                     ----------
   Total Assets.................................      3,965,139
Liabilities
 Due to (from) New England Life Insurance
  Company.......................................          3,667
                                                     ----------
Net Assets......................................     $3,961,472
                                                     ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts.....................................     $3,961,472
 Annuity Reserves (Note 7)......................             --
                                                     ----------
Total Net Assets................................     $3,961,472
                                                     ==========


                       See Notes to Financial Statements



                    Met Investors Series Trust                                    American Funds
-------------------------------------------------------------------   --------------------------------------   --------------
   Bond                                   Mid Cap       Research                      Growth-       Global
Debenture    Total Return   Innovation     Growth     International     Growth        Income      Small Cap
 Class B       Class B       Class B      Class B        Class B        Class 2       Class 2      Class 2
   Sub-          Sub-          Sub-         Sub-          Sub-           Sub-          Sub-          Sub-
 Account       Account       Account      Account        Account        Account       Account      Account         Total
---------    ------------   ----------   ----------   -------------   -----------   -----------   ----------   --------------


$3,203,436   $15,951,836    $2,430,164   $3,042,493    $1,610,516     $23,138,356   $24,142,003   $3,397,414   $1,832,544,111
    34,293       201,609       (14,896)      (6,211)       47,382         226,734       231,763       41,363        1,026,877
        --            --            --           --            --              --            --           --          168,260
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
 3,237,729    16,153,445     2,415,268    3,036,282     1,657,898      23,365,090    24,373,766    3,438,777    1,833,739,248
     1,579      (183,305)        1,670      (32,983)         (856)         11,541        18,769        1,352        1,217,959
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
$3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============
$3,226,832   $16,275,386    $2,413,598   $3,042,628    $1,626,222     $22,958,495   $24,056,295   $3,199,350   $1,804,263,673
     9,318        61,364           --        26,637        32,532         395,054       298,702      238,075       28,257,616
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
$3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Operations

For The Year Ended December 31, 2001




                                                                           New England Zenith Fund
                                                  ---------------------------------------------------------------------------------
                                                     Bond          Bond         Money         Money         Midcap         Midcap
                                                    Income        Income        Market        Market         Value         Value
                                                   Class A       Class B       Class A       Class B        Class A       Class E
                                                     Sub-          Sub-          Sub-          Sub-          Sub-           Sub-
                                                   Account      Account***     Account      Account***      Account      Account***
                                                  ----------    ----------    ----------    ----------    -----------    ----------
Income
 Dividends......................................  $9,585,023     $     --     $3,623,308     $43,482      $   454,739     $     --
Expenses
 Mortality, expense risk and administrative
  charges (Note 3)..............................   1,082,226       18,642        893,058      45,863          917,937       23,051
                                                  ----------     --------     ----------     -------      -----------     --------
 Net investment income (loss)...................   8,502,797      (18,642)     2,730,250      (2,381)        (463,198)     (23,051)
Net Realized and Unrealized Gain (Loss) on
 Investments
 Net unrealized appreciation (depreciation) on
  investments:
  Beginning of period...........................    (244,553)          --             --          --       (1,391,796)          --
  End of period.................................    (144,019)      (1,419)            --          --       18,785,896      558,025
                                                  ----------     --------     ----------     -------      -----------     --------
 Net change in unrealized appreciation
  (depreciation)................................     100,534       (1,419)            --          --       20,177,692      558,025
 Net realized gain (loss) on investments........      (2,793)          90             --          --            2,970           --
                                                  ----------     --------     ----------     -------      -----------     --------
 Net realized and unrealized gain (loss) on
  investments...................................      97,741       (1,329)            --          --       20,180,662      558,025
                                                  ----------     --------     ----------     -------      -----------     --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.....................  $8,600,538     $(19,971)    $2,730,250     $(2,381)     $19,717,464     $534,974
                                                  ==========     ========     ==========     =======      ===========     ========


  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements



                                                   New England Zenith Fund
    --------------------------------------------------------------------------------------------------------------------------
     Growth and    Growth and                                  U.S.         U.S.                                     Equity
       Income        Income      Small Cap     Small Cap    Government   Government     Balanced      Balanced       Growth
      Class A       Class E       Class A       Class E      Class A      Class E       Class A       Class E       Class A
        Sub-          Sub-          Sub-          Sub-         Sub-         Sub-          Sub-          Sub-          Sub-
      Account      Account***     Account      Account***    Account     Account***     Account      Account***     Account
    ------------   ----------   ------------   ----------   ----------   ----------   ------------   ----------   ------------

    $  1,553,140    $    --     $ 10,986,881    $     --    $2,954,589    $     --    $  3,856,447    $    --     $ 20,790,431
       1,403,545      3,552        1,188,941       4,742       463,556      16,043         791,695      3,928        2,850,905
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
         149,595     (3,552)       9,797,940      (4,742)    2,491,033     (16,043)      3,064,752     (3,928)      17,939,526
     (15,694,769)        --       26,692,427          --     1,803,686          --      (6,902,524)        --        8,563,117
     (43,147,969)    26,069         (278,475)    113,470     1,997,004     (13,726)    (15,093,085)    17,341      (57,460,417)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
     (27,453,200)    26,069      (26,970,902)    113,470       193,318     (13,726)     (8,190,561)    17,341      (66,023,534)
      (1,220,250)     1,706           30,402      (1,133)         (454)        (83)          3,394         --       (1,188,669)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
     (28,673,450)    27,775      (26,940,500)    112,337       192,864     (13,809)     (8,187,167)    17,341      (67,212,203)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
    $(28,523,855)   $24,223     $(17,142,560)   $107,595    $2,683,897    $(29,852)   $ (5,122,415)   $13,413     $(49,272,677)
    ============    =======     ============    ========    ==========    ========    ============    =======     ============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Operations

For The Year Ended December 31, 2001




                                                                         New England Zenith Fund
                                 --------------------------------------------------------------------------------------------------
                                   Equity       Venture       Venture         Bond            Bond
                                   Growth        Value         Value      Opportunities   Opportunities    Investors    Investors
                                  Class E       Class A       Class E        Class A         Class E        Class A      Class E
                                    Sub-          Sub-          Sub-          Sub-            Sub-           Sub-          Sub-
                                 Account***     Account      Account***      Account       Account***       Account     Account***
                                 ----------   ------------   ----------   -------------   -------------   -----------   ----------
Income
 Dividends.....................   $     --    $ 35,888,398    $     --     $ 5,544,147       $    --      $    67,295    $    --
Expenses
 Mortality, expense risk and
  administrative charges
  (Note 3).....................     12,988       2,802,002      25,250         602,783         6,348          129,806      1,460
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net investment income
  (loss).......................    (12,988)     33,086,396     (25,250)      4,941,364        (6,348)         (62,511)    (1,460)
Net Realized and Unrealized
 Gain (Loss) on Investments
 Net unrealized appreciation
  (depreciation) on
  investments:
  Beginning of period..........         --      84,058,988          --      (2,368,824)           --          233,969         --
  End of period................    124,184       5,933,817     373,106      (3,466,247)       15,252       (2,425,749)    18,373
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net change in unrealized
  appreciation
  (depreciation)...............    124,184     (78,125,171)    373,106      (1,097,423)       15,252       (2,659,718)    18,373
 Net realized gain (loss) on
  investments..................         --         305,915          --          22,396           (69)         (57,058)       (42)
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net realized and unrealized
  gain (loss) on investments...    124,184     (77,819,256)    373,106      (1,075,027)       15,183       (2,716,776)    18,331
                                  --------    ------------    --------     -----------       -------      -----------    -------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations....................   $111,196    $(44,732,860)   $347,856     $ 3,866,337       $ 8,835      $(2,779,287)   $16,871
                                  ========    ============    ========     ===========       =======      ===========    =======





                                     New England Zenith Fund
                                    -------------------------
                                      Research      Research
                                      Managers      Managers
                                      Class A       Class E
                                        Sub-          Sub-
                                      Account      Account***
                                    ------------   ----------
Income
 Dividends.....................     $    325,876     $   --
Expenses
 Mortality, expense risk and
  administrative charges
  (Note 3).....................          271,986        951
                                    ------------     ------
 Net investment income
  (loss).......................           53,890       (951)
Net Realized and Unrealized
 Gain (Loss) on Investments
 Net unrealized appreciation
  (depreciation) on
  investments:
  Beginning of period..........       (2,338,138)        --
  End of period................      (10,416,244)     6,965
                                    ------------     ------
 Net change in unrealized
  appreciation
  (depreciation)...............       (8,078,106)     6,965
 Net realized gain (loss) on
  investments..................         (957,651)       (15)
                                    ------------     ------
 Net realized and unrealized
  gain (loss) on investments...       (9,035,757)     6,950
                                    ------------     ------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations....................     $ (8,981,867)    $5,999
                                    ============     ======






  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements

                                                 Metropolitan Series Fund
    ----------------------------------------------------------------------------------------------------
                                Large Cap    Large Cap    International   International   Russell 2000
      Mid Cap       Growth       Growth        Growth         Stock           Stock          Index
      Class B      Class B       Class A      Class E        Class A         Class E        Class B
       Sub-          Sub-         Sub-          Sub-          Sub-            Sub-            Sub-
     Account*     Account**      Account     Account***      Account       Account***       Account*
    -----------   ----------   -----------   ----------   -------------   -------------   ------------


    $        --    $     --    $        --    $     --    $  2,881,823       $    --        $  3,822
         64,374       9,079        110,412       2,547         609,513         4,793          31,062
    -----------    --------    -----------    --------    ------------       -------        --------
        (64,374)     (9,079)      (110,412)     (2,547)      2,272,310        (4,793)        (27,240)
             --          --     (3,072,866)         --         438,237            --              --
     (1,990,810)    (58,367)    (7,457,265)    (46,011)    (19,735,129)       30,842         208,122
    -----------    --------    -----------    --------    ------------       -------        --------
     (1,990,810)    (58,367)    (4,384,399)    (46,011)    (20,173,366)       30,842         208,122
        (16,217)       (885)       (55,965)        502        (945,242)           --          (4,807)
    -----------    --------    -----------    --------    ------------       -------        --------
     (2,007,027)    (59,252)    (4,440,364)    (45,509)    (21,118,608)       30,842         203,315
    -----------    --------    -----------    --------    ------------       -------        --------
    $(2,071,401)   $(68,331)   $(4,550,776)   $(48,056)   $(18,846,298)      $26,049        $176,075
    ===========    ========    ===========    ========    ============       =======        ========


             Metropolitan Series Fund
       ------------------------------------
         Aurora       Aurora     Investment
       Small Cap    Small Cap      Trust
        Class A      Class E      Class B
          Sub-         Sub-         Sub-
        Account*    Account***   Account**
       ----------   ----------   ----------
       $   44,510    $     --     $     --
          171,199      15,189        7,215
       ----------    --------     --------
         (126,689)    (15,189)      (7,215)
               --          --           --
        1,112,436     519,171       41,395
       ----------    --------     --------
        1,112,436     519,171       41,395
          (16,357)        (26)     (13,933)
       ----------    --------     --------
        1,096,079     519,145       27,462
       ----------    --------     --------
       $  969,390    $503,956     $ 20,247
       ==========    ========     ========


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Operations

For The Year Ended December 31, 2001




                                                                                       Metropolitan Series Fund
                                                              ----------------------------------------------------------------------
                                                                Stock       Mid Cap    Aggregate     EAFE       Mid Cap    Small Cap
                                                                Index     Stock Index  Bond Index    Index       Value      Growth
                                                               Class B      Class B     Class B     Class B     Class B     Class B
                                                                Sub-         Sub-         Sub-       Sub-        Sub-        Sub-
                                                              Account*     Account*     Account*   Account*    Account**   Account**
                                                              ---------   -----------  ----------  ---------   ---------   ---------
Income
 Dividends..................................................  $  50,651    $  3,596     $ 49,965   $   3,456    $    --    $     --
Expenses
 Mortality, expense risk and administrative charges
  (Note 3)..................................................     69,775      21,007       71,452      18,428      8,640      13,833
                                                              ---------    --------     --------   ---------    -------    --------
 Net investment income (loss)...............................    (19,124)    (17,411)     (21,487)    (14,972)    (8,640)    (13,833)
Net Realized and Unrealized Gain (Loss) on Investments
 Net unrealized appreciation (depreciation) on investments:
  Beginning of period.......................................         --          --           --          --         --          --
  End of period.............................................   (412,123)    146,363      229,132    (249,549)    41,230     119,547
                                                              ---------    --------     --------   ---------    -------    --------
 Net change in unrealized appreciation (depreciation).......   (412,123)    146,363      229,132    (249,549)    41,230     119,547
 Net realized gain (loss) on investments....................     (4,563)     (2,078)       1,320      (4,506)      (587)        (24)
                                                              ---------    --------     --------   ---------    -------    --------
 Net realized and unrealized gain (loss) on investments.....   (416,686)    144,285      230,452    (254,055)    40,643     119,523
                                                              ---------    --------     --------   ---------    -------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $(435,810)   $126,874     $208,965   $(269,027)   $32,003    $105,690
                                                              =========    ========     ========   =========    =======    ========


  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements





                        Met Investors Series Trust                                American Funds
    ------------------------------------------------------------------   ---------------------------------   -------------
      Bond                                    Mid Cap      Research                   Growth-     Global
    Debenture   Total Return   Innovation     Growth     International    Growth      Income     Small Cap
     Class B      Class B        Class B      Class B       Class B       Class 2     Class 2     Class 2
      Sub-          Sub-          Sub-         Sub-          Sub-          Sub-        Sub-        Sub-
    Account**    Account**      Account**    Account**     Account**     Account**   Account**   Account**       Total
    ---------   ------------   -----------   ---------   -------------   ---------   ---------   ---------   -------------
     $33,159     $ 128,906      $      --    $     --      $     --      $657,039    $304,796    $ 15,380    $  99,850,859
      11,048        50,380         10,550      10,832         4,793        89,809     101,500      12,923       15,081,611
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
      22,111        78,526        (10,550)    (10,832)       (4,793)      567,230     203,296       2,457       84,769,248
          --            --             --          --            --            --          --          --       89,776,954
       1,744      (180,844)      (255,664)     95,759       (13,662)     (336,371)    187,705     284,057     (132,196,140)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
       1,744      (180,844)      (255,664)     95,759       (13,662)     (336,371)    187,705     284,057     (221,973,094)
          95           123         (2,455)      3,143        (2,145)      (10,238)      2,631      (3,195)      (4,136,753)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
       1,839      (180,721)      (258,119)     98,902       (15,807)     (346,609)    190,336     280,862     (226,109,847)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
     $23,950     $(102,195)     $(268,669)   $ 88,070      $(20,600)     $220,621    $393,632    $283,319    $(141,340,599)
     =======     =========      =========    ========      ========      =========   ========    ========    =============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Changes in Net Assets

For The Year Ended December 31, 2001




                                                               New England Zenith Fund
                                 -----------------------------------------------------------------------------------
                                     Bond          Bond         Money          Money         Midcap        Midcap
                                    Income        Income        Market        Market         Value          Value
                                   Class A       Class B       Class A        Class B       Class A        Class E
                                     Sub-          Sub-          Sub-          Sub-           Sub-          Sub-
                                   Account      Account***     Account      Account***      Account      Account***
                                 ------------   ----------   ------------   -----------   ------------   -----------

From Operating Activities
 Net investment income
   (loss)......................  $  8,502,797   $  (18,642)  $  2,730,250   $    (2,381)  $   (463,198)  $   (23,051)
 Net realized and unrealized
   gain (loss) on
   investments.................        97,741       (1,329)            --            --     20,180,662       558,025
                                 ------------   ----------   ------------   -----------   ------------   -----------
   Net increase (decrease) in
    net assets resulting from
    operations.................     8,600,538      (19,971)     2,730,250        (2,381)    19,717,464       534,974
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........    15,003,606    5,935,921     36,031,482    20,491,103     17,293,208     6,815,774
 Net transfers (to) from other
   sub-accounts................    10,918,336           --     10,220,643            --     26,013,400            --
 Net transfers to New England
   Life Insurance Company......    (7,244,982)   2,015,082    (20,581,394)   (5,082,178)    (2,052,691)    2,933,520
                                 ------------   ----------   ------------   -----------   ------------   -----------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............    18,676,960    7,951,003     25,670,731    15,408,925     41,253,917     9,749,294
                                 ------------   ----------   ------------   -----------   ------------   -----------
 Net increase in net assets....    27,277,498    7,931,032     28,400,981    15,406,544     60,971,381    10,284,268
Net Assets, at beginning of the
 period........................   102,854,868           --     79,281,630            --     57,923,947            --
                                 ------------   ----------   ------------   -----------   ------------   -----------
Net Assets, at end of the
 period........................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328   $10,284,268
                                 ============   ==========   ============   ===========   ============   ===========


  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements





                                                 New England Zenith Fund
--------------------------------------------------------------------------------------------------------------------------
 Growth and    Growth and                                  U.S.          U.S.                                    Equity
   Income        Income      Small Cap     Small Cap    Government    Government    Balanced      Balanced       Growth
  Class A       Class E       Class A       Class E       Class A      Class E       Class A      Class E       Class A
    Sub-          Sub-          Sub-          Sub-         Sub-          Sub-         Sub-          Sub-          Sub-
  Account      Account***     Account      Account***     Account     Account***     Account     Account***     Account
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------


$    149,595   $   (3,552)  $  9,797,940   $   (4,742)  $ 2,491,033   $  (16,043)  $ 3,064,752   $   (3,928)  $ 17,939,526
 (28,673,450)      27,775    (26,940,500)     112,337       192,864      (13,809)   (8,187,167)      17,341    (67,212,203)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (28,523,855)      24,223    (17,142,560)     107,595     2,683,897      (29,852)   (5,122,415)      13,413    (49,272,677)
  11,642,730    1,275,073     11,419,245    1,567,052     8,777,844    4,279,383    10,206,112    1,280,466     33,568,288
 (19,971,658)          --    (21,176,322)          --     7,088,735           --    (5,153,032)          --    (39,121,453)
 (15,267,004)     227,032     (7,503,478)     461,616      (369,929)   2,043,485    (7,755,695)     288,279    (24,515,013)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (23,595,932)   1,502,105    (17,260,555)   2,028,668    15,496,650    6,322,868    (2,702,615)   1,568,745    (30,068,178)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (52,119,787)   1,526,328    (34,403,115)   2,136,263    18,180,547    6,293,016    (7,825,030)   1,582,158    (79,340,855)
 198,367,714           --    167,676,347           --    40,007,489           --    96,764,824           --    377,575,571
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
$146,247,927   $1,526,328   $133,273,232   $2,136,263   $58,188,036   $6,293,016   $88,939,794   $1,582,158   $298,234,716
============   ==========   ============   ==========   ===========   ==========   ===========   ==========   ============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Changes in Net Assets

For The Year Ended December 31, 2001




                                                                       New England Zenith Fund
                                 ---------------------------------------------------------------------------------------------------
                                   Equity       Venture        Venture         Bond            Bond
                                   Growth        Value          Value      Opportunities   Opportunities    Investors    Investors
                                  Class E       Class A        Class E        Class A         Class E        Class A      Class E
                                    Sub-          Sub-          Sub-           Sub-            Sub-           Sub-          Sub-
                                 Account***     Account      Account***       Account       Account***       Account     Account***
                                 ----------   ------------   -----------   -------------   -------------   -----------   ----------
From Operating Activities
 Net investment income
   (loss)......................  $  (12,988)  $ 33,086,396   $   (25,250)   $ 4,941,364     $   (6,348)    $   (62,511)   $ (1,460)
 Net realized and unrealized
   gain (loss) on
   investments.................     124,184    (77,819,256)      373,106     (1,075,027)        15,183      (2,716,776)     18,331
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
   Net increase (decrease) in
    net assets resulting from
    operations.................     111,196    (44,732,860)      347,856      3,866,337          8,835      (2,779,287)     16,871
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........   3,888,107     36,965,466     8,004,550      8,067,258      1,702,387       3,757,581     541,480
 Net transfers (to) from other
   sub-accounts................          --    (20,221,280)           --        364,004             --        (738,983)         --
 Net transfers to New England
   Life Insurance Company......     993,554    (20,223,444)    2,978,420     (6,609,863)       724,868        (353,567)    159,877
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............   4,881,661     (3,479,258)   10,982,970      1,821,399      2,427,255       2,665,031     701,357
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
 Net increase in net assets....   4,992,857    (48,212,118)   11,330,826      5,687,736      2,436,090        (114,256)    718,228
Net Assets, at beginning of the
 period........................          --    362,733,739            --     64,080,012             --      15,008,301          --
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
Net Assets, at end of the
 period........................  $4,992,857   $314,521,621   $11,330,826    $69,767,748     $2,436,090     $14,894,045    $718,228
                                 ==========   ============   ===========    ===========     ==========     ===========    ========




                                     New England Zenith Fund
                                    -------------------------
                                      Research      Research
                                      Managers      Managers
                                      Class A       Class E
                                        Sub-          Sub-
                                      Account      Account***
                                    ------------   ----------

From Operating Activities
 Net investment income
   (loss)......................     $     53,890    $   (951)
 Net realized and unrealized
   gain (loss) on
   investments.................       (9,035,757)      6,950
                                    ------------    --------
   Net increase (decrease) in
    net assets resulting from
    operations.................       (8,981,867)      5,999
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........        5,761,714     293,215
 Net transfers (to) from other
   sub-accounts................       (8,516,506)         --
 Net transfers to New England
   Life Insurance Company......       (1,692,049)     76,648
                                    ------------    --------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............       (4,446,841)    369,863
                                    ------------    --------
 Net increase in net assets....      (13,428,708)    375,862
Net Assets, at beginning of the
 period........................       40,793,030          --
                                    ------------    --------
Net Assets, at end of the
 period........................     $ 27,364,322    $375,862
                                    ============    ========

  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements



                                       Metropolitan Series Fund
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                Large Cap    Large Cap    International   International   Russell 2000
      Mid Cap       Growth       Growth        Growth         Stock           Stock          Index
      Class B      Class B       Class A      Class E        Class A         Class E        Class B
       Sub-          Sub-         Sub-          Sub-          Sub-            Sub-            Sub-
     Account*     Account**      Account     Account***      Account       Account***       Account*
    -----------   ----------   -----------   ----------   -------------   -------------   ------------
    $   (64,374)  $   (9,079)  $  (110,412)  $   (2,547)  $  2,272,310    $     (4,793)    $  (27,240)
     (2,007,027)     (59,252)   (4,440,364)     (45,509)   (21,118,608)         30,842        203,315
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
     (2,071,401)     (68,331)   (4,550,776)     (48,056)   (18,846,298)         26,049        176,075
      6,619,403    1,636,614     6,009,168      816,178      8,926,770       1,472,100      2,702,657
      3,860,153      783,260       302,124           --     (6,619,884)             --      1,831,276
      1,488,129      452,558      (114,772)     266,959     83,091,283     (86,529,102)     1,327,303
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
     11,967,685    2,872,432     6,196,520    1,083,137     85,398,169     (85,057,002)     5,861,236
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
      9,896,284    2,804,101     1,645,744    1,035,081     66,551,871     (85,030,953)     6,037,311
             --           --    11,396,949           --             --      87,155,264             --
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
    $ 9,896,284   $2,804,101   $13,042,693   $1,035,081   $ 66,551,871    $  2,124,311     $6,037,311
    ===========   ==========   ===========   ==========   ============    ============     ==========

        Metropolitan Series Fund
    -------------------------------------
    -------------------------------------
      Aurora        Aurora     Investment
     Small Cap    Small Cap      Trust
      Class A      Class E      Class B
       Sub-          Sub-         Sub-
     Account*     Account***   Account**
    -----------   ----------   ----------
    $  (126,689)  $  (15,189)  $   (7,215)
      1,096,079      519,145       27,462
    -----------   ----------   ----------
        969,390      503,956       20,247
      7,964,907    4,474,458    1,691,016
     17,559,749           --      390,111
      2,357,735    1,656,519      539,098
    -----------   ----------   ----------
     27,882,391    6,130,977    2,620,225
    -----------   ----------   ----------
     28,851,781    6,634,933    2,640,472
             --           --           --
    -----------   ----------   ----------
    $28,851,781   $6,634,933   $2,640,472
    ===========   ==========   ==========


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Changes in Net Assets

For The Year Ended December 31, 2001




                                                            Metropolitan Series Fund
                                 ------------------------------------------------------------------------------
                                    Stock        Mid Cap      Aggregate       EAFE       Mid Cap     Small Cap
                                    Index      Stock Index   Bond Index      Index        Value        Growth
                                   Class B       Class B       Class B      Class B      Class B      Class B
                                    Sub-          Sub-          Sub-          Sub-         Sub-         Sub-
                                  Account*      Account*      Account*      Account*    Account**    Account**
                                 -----------   -----------   -----------   ----------   ----------   ----------
From Operating Activities
 Net investment income
   (loss)......................  $   (19,124)  $  (17,411)   $   (21,487)  $  (14,972)  $   (8,640)  $  (13,833)
 Net realized and unrealized
   gain (loss) on
   investments.................     (416,686)     144,285        230,452     (254,055)      40,643      119,523
                                 -----------   ----------    -----------   ----------   ----------   ----------
   Net increase (decrease) in
    net assets resulting from
    operations.................     (435,810)     126,874        208,965     (269,027)      32,003      105,690
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........    6,791,560    1,896,915      6,540,141    1,532,001    1,285,761    1,698,902
 Net transfers (to) from other
   sub-accounts................    5,537,510    1,353,944      4,904,158    1,204,284      403,290    1,657,592
 Net transfers to New England
   Life Insurance Company......    2,161,377      948,178      2,302,735    1,079,954      320,460      499,288
                                 -----------   ----------    -----------   ----------   ----------   ----------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............   14,490,447    4,199,037     13,747,034    3,816,239    2,009,511    3,855,782
                                 -----------   ----------    -----------   ----------   ----------   ----------
 Net increase in net assets....   14,054,637    4,325,911     13,955,999    3,547,212    2,041,514    3,961,472
Net Assets, at beginning of the
 period........................           --           --             --           --           --           --
                                 -----------   ----------    -----------   ----------   ----------   ----------
Net Assets, at end of the
 period........................  $14,054,637   $4,325,911    $13,955,999   $3,547,212   $2,041,514   $3,961,472
                                 ===========   ==========    ===========   ==========   ==========   ==========


  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements




                        Met Investors Series Trust                                    American Funds
    -------------------------------------------------------------------   --------------------------------------   --------------
       Bond                                   Mid Cap       Research                      Growth-       Global
    Debenture    Total Return   Innovation     Growth     International     Growth        Income      Small Cap
     Class B       Class B       Class B      Class B        Class B        Class 2       Class 2      Class 2
       Sub-          Sub-          Sub-         Sub-          Sub-           Sub-          Sub-          Sub-
    Account**     Account**     Account**    Account**      Account**      Account**     Account**    Account**        Total
    ---------    ------------   ----------   ----------   -------------   -----------   -----------   ----------   --------------


    $   22,111   $    78,526    $  (10,550)  $  (10,832)   $   (4,793)    $   567,230   $   203,296   $    2,457   $   84,769,248
         1,839      (180,721)     (258,119)      98,902       (15,807)       (346,609)      190,336      280,862     (226,109,847)
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
        23,950      (102,195)     (268,669)      88,070       (20,600)        220,621       393,632      283,319     (141,340,599)
     1,506,893     8,115,356     1,733,998    1,351,319       793,747      10,917,445     9,964,324    1,370,184      352,380,862
       629,658     4,578,356       248,324    1,135,318       478,070       8,434,000    10,553,976    1,068,847               --
     1,075,649     3,745,233       699,945      494,558       407,537       3,781,483     3,443,065      715,075      (80,138,659)
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
     3,212,200    16,438,945     2,682,267    2,981,195     1,679,354      23,132,928    23,961,365    3,154,106      272,242,203
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
     3,236,150    16,336,750     2,413,598    3,069,265     1,658,754      23,353,549    24,354,997    3,437,425      130,901,604
            --            --            --           --            --              --            --           --    1,701,619,685
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
    $3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
    ==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Changes in Net Assets

For The Year Ended December 31, 2000




                                                                New England Zenith Fund
                                 -------------------------------------------------------------------------------------
                                     Bond          Money         Mid Cap      Growth and                      U.S.
                                    Income         Market         Value         Income       Small Cap     Government
                                     Sub-           Sub-          Sub-           Sub-           Sub-          Sub-
                                   Account        Account        Account       Account        Account        Account
                                 ------------   ------------   -----------   ------------   ------------   -----------
From Operating Activities
 Net investment income
   (loss)......................  $   (796,913)  $  3,615,542   $  (385,226)  $  3,548,429   $     49,534   $  (297,255)
 Net realized and unrealized
   gain (loss) on
   investments.................     7,457,940             --     8,806,033    (15,764,696)     2,379,545     3,543,631
                                 ------------   ------------   -----------   ------------   ------------   -----------
   Net Increase (decrease) in
    net assets resulting from
    operations.................     6,661,027      3,615,542     8,420,807    (12,216,267)     2,429,079     3,246,376
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........    20,981,501     64,262,551    11,245,859     37,956,974     49,822,947     8,340,233
 Net transfers (to) from other
   sub-accounts................    (6,186,141)   (57,052,492)      973,171    (14,438,190)    24,184,686    (1,032,380)
 Net transfers to New England
   Life Insurance Company......    (8,889,624)   (10,741,668)   (3,494,101)   (17,948,170)   (11,620,987)   (3,973,856)
                                 ------------   ------------   -----------   ------------   ------------   -----------
   Net increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............     5,905,736     (3,531,609)    8,724,929      5,570,614     62,386,646     3,333,997
                                 ------------   ------------   -----------   ------------   ------------   -----------
 Net increase in net assets....    12,566,763         83,933    17,145,736     (6,645,653)    64,815,725     6,580,373
Net Assets, at beginning of the
 period........................    90,288,105     79,197,697    40,778,211    205,013,367    102,860,622    33,427,116
                                 ------------   ------------   -----------   ------------   ------------   -----------
Net Assets, at end of the
 period........................  $102,854,868   $ 79,281,630   $57,923,947   $198,367,714   $167,676,347   $40,007,489
                                 ============   ============   ===========   ============   ============   ===========


 * For the period May 1, 2000 (Commencement of Operations) through December 31, 2000.
** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.

                       See Notes to Financial Statements





                                           New England Zenith Fund
    ------------------------------------------------------------------------------------------------------
                                  International
                      Equity         Magnum         Venture          Bond                       Research
      Balanced        Growth         Equity          Value       Opportunities    Investors     Managers
        Sub-           Sub-           Sub-            Sub-           Sub-           Sub-          Sub-
      Account        Account        Account**       Account         Account        Account       Account
    ------------   ------------   -------------   ------------   -------------   -----------   -----------
    $   (800,108)  $    992,115   $    719,030    $ (2,762,931)   $  (504,861)   $   (92,256)  $  (209,008)
      (2,177,662)   (65,123,951)   (11,319,930)     27,385,276      4,264,736         65,243    (3,227,444)
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
      (2,977,770)   (64,131,836)   (10,600,900)     24,622,345      3,759,875        (27,013)   (3,436,452)
      19,046,939    111,140,927     15,278,850      85,830,149     11,401,598      7,365,161    22,897,105
     (16,494,840)    22,908,629      1,588,988      17,371,367     (4,051,150)     2,328,944    17,030,505
     (10,943,978)   (36,849,018)   (65,542,960)    (27,249,947)    (6,863,007)      (703,591)   (1,608,417)
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
      (8,391,879)    97,200,538    (48,675,122)     75,951,569        487,441      8,990,514    38,319,193
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
     (11,369,649)    33,068,702    (59,276,022)    100,573,914      4,247,316      8,963,501    34,882,741
     108,134,473    344,506,869     59,276,022     262,159,825     59,632,696      6,044,800     5,910,289
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
    $ 96,764,824   $377,575,571   $         --    $362,733,739    $64,080,012    $15,008,301   $40,793,030
    ============   ============   ============    ============    ===========    ===========   ===========


 Metropolitan Series Fund
---------------------------   --------------

 Large Cap    International
  Growth          Stock
   Sub-           Sub-
 Account*       Account*          Total
-----------   -------------   --------------


$   (38,691)   $   (35,162)   $    3,002,239
 (3,063,668)     2,104,433       (44,670,514)
-----------    -----------    --------------
 (3,102,359)     2,069,271       (41,668,275)
 10,484,860     16,034,168       492,089,822
  4,152,400      8,716,503                --
   (137,952)    60,335,322      (146,231,954)
-----------    -----------    --------------
 14,499,308     85,085,993       345,857,868
-----------    -----------    --------------
 11,396,949     87,155,264       304,189,593
         --             --     1,397,430,092
-----------    -----------    --------------
$11,396,949    $87,155,264    $1,701,619,685
===========    ===========    ==============


                        See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements

1. Nature of Business. New England Variable Annuity Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on July 1, 1994 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO. NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Sub-Accounts. The Account has thirty-three investment sub-accounts as of December 31, 2001 each of which invests in the shares of one series or portfolio of the New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund ("Met Series"), the Met Investors Series Trust and American Funds Insurance Series ("American Funds"). The series and portfolios of the Zenith Fund, the Met Series Fund, the Met Investors Series Trust and American Funds in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, the Met Series Fund, the Met Investors Series Trust and the American Funds are diversified, open-end management investment companies. The Account purchases or redeems shares of the thirty-three Eligible Funds based on the amount of purchase payments invested in the Account, transfers among the sub-accounts, surrender payments, annuity payments and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. Mortality and Expense Risks and Administration Charges. Although variable annuity payments differ according to the investment performance of the Eligible Funds, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in the contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time that contracts are issued. Under deferred annuity contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) a guaranteed amount equal to the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the contract as of the death valuation date. The guaranteed amount in
(1) above is recalculated at the specific contract anniversaries to determine whether a higher (but never a lower) guarantee will apply, based on the contract value at the time of recalculation. Death proceeds are reduced by any outstanding contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove to be insufficient to cover the cost of those items.

NELICO charges the Account for the mortality and expense fee for the risk NELICO assumes. Currently, the charges are made daily at an annual rate of (i) 1.30% to 1.55% of the Account assets attributable to the American Growth Series individual variable annuity contracts; (ii) 1.25% to 1.50% of the Account assets attributable to the American Growth Series-I individual variable annuity contracts; (iii) 1.15% to 2.10% of the Account assets attributable to the American Forerunner Series individual variable annuity contracts, depending on the Class of Contract, sub-account selected, and the death benefit option selected. NELICO also imposes an administration asset charge at an annual rate of .10% of the Account assets attributable to American Growth Series, American

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)

Growth Series-I as well as an annual administration contract charge of $30 per contract against the contract value in the Account for the American Growth Series and American Growth Series-I (though not to exceed 2% of the total contract value) and American Forerunner Series. The $30 administration charge is waived on American Growth Series and American Growth Series-I contracts if the contract value is at least $50,000 or if net deposits made during the year exceed $1,000 and the contract value is at least $25,000. The $30 administration charge is waived on American Forerunner Series contracts if the contract value is at least $50,000. A premium tax charge applies to the contracts in certain states.

4. Federal Income Taxes. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

5. Investment Advisers. MetLife Advisers, LLC (formerly, New England Investment Management, LLC.) is the investment adviser for the series of the Zenith Fund. The Chart below shows the sub-adviser for each series of the Zenith Fund. MetLife Advisers, which is an affiliate of NELICO, and each of the sub-advisers are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940.



                   Series                                       Sub-Adviser
                   ------                                       -----------


State Street Research Money Market
                                               State Street Research & Management Company*
State Street Research Bond Income
                                               State Street Research & Management Company*
Westpeak Growth and Income
                                               Westpeak Investment Advisors, L.P.
Harris Oakmark Mid Cap Value***
                                               Harris Associates L.P.
Loomis Sayles Small Cap
                                               Loomis Sayles & Company, L.P.
Balanced**
                                               Wellington Management Company, LLP.
Davis Venture Value****
                                               Davis Selected Advisers, L.P.
Alger Equity Growth
                                               Fred Alger Management, Inc.
Salomon Brothers U.S. Government
                                               Salomon Brothers Asset Management, Inc
Salomon Brothers Strategic Bond
  Opportunities+
                                               Salomon Brothers Asset Management, Inc
MFS Investors Trust
                                               Massachusetts Financial Services Company
MFS Research Managers
                                               Massachusetts Financial Services Company


------------
   * Prior to July 1, 2001, Back Bay Advisers, L.P. was the sub-adviser.
  ** Prior to May 1, 2000, Loomis Sayles & Company was the sub-adviser.
 *** Prior to May 1, 2000, Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co. was sub-adviser. Prior to May 1, 1998, Loomis Sayles & Company, LLP was the sub-adviser.
**** Davis Selected may also delegate any of its responsibilities to David
     Selected Advisers- NY, Inc., a wholly-owned subsidiary of Davis Selected. + The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment sub-advisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc.

The Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series on December 1, 2000. The Morgan Stanley International Magnum Equity Series is no longer available for investment under the contracts. The MetLife Stock Index Portfolio was substituted for the Westpeak Stock Index Series on April 27, 2001. The Westpeak Stock Index Series is no longer available for investment under the contracts.

MetLife Advisers became investment manager for the Metropolitan Series Fund Portfolios on May 1, 2001. Prior to that time, Metropolitan Life Insurance Company was the investment manager. The following chart shows the sub-investment manager for each portfolio of the Metropolitan Series Fund.

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)



                  Portfolio                                Sub-Investment Manager
                  ---------                                ----------------------

Putnam Large Cap Growth
                                               Putnam Investment Management, LLC
Janus Mid Cap
                                               Janus Capital Corporation
Russell 2000 Index
                                               Metropolitan Life Insurance Company*
Putnam International Stock
                                               Putnam Investment Management, LLC
MetLife Stock Index
                                               Metropolitan Life Insurance Company*
MetLife Mid Cap Stock Index
                                               Metropolitan Life Insurance Company*
Morgan Stanley EAFE Index
                                               Metropolitan Life Insurance Company*
Lehman Brothers Aggregate Bond Index
                                               Metropolitan Life Insurance Company*
State Street Research Aurora Small Cap Value
                                               State Street Research & Management Company
Janus Growth
                                               Janus Capital Corporation
Neuberger Berman Partners Mid Cap Value
                                               Neuberger Berman Management Inc.
Franklin Templeton Small Cap Growth
                                               Franklin Advisers, Inc.
State Street Research Investment Trust
                                               State Street Research & Management Company


------------
* Metropolitan Life Insurance Company became sub-investment manager on May 1, 2001.

Met Investors Advisory Corp. has the overall responsibility for the general management and administration of all of the Portfolios of the Met Investors Series Trust. The following chart shows the adviser for each portfolio of the Met Investors Series Trust.



        Portfolio                            Adviser
        ---------                            -------

Lord Abbett Bond Debenture
                            Lord, Abbett & Co.
MFS Mid Cap Growth
                            Massachusetts Financial Services Company
MFS Research International
                            Massachusetts Financial Services Company
PIMCO Total Return
                            Pacific Investment Management Company LLC
PIMCO Innovation
                            PIMCO Equity Advisors



Capital Research and Management Company is the investment adviser for the American Funds Insurance Series.

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)

6. Investment Purchases and Sales. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 2001:



                                                               Purchases         Sales
                                                              ------------    ------------

State Street Research Bond Income Series Class A............  $ 49,348,884    $ 31,648,942
State Street Research Bond Income Series Class B***.........     8,231,183         316,496
State Street Research Money Market Series Class A...........   126,254,572     102,424,737
State Street Research Money Market Series Class B***........    19,243,578       3,897,773
Harris Oakmark Mid Cap Value Series Class A.................    64,469,305      24,051,902
Harris Oakmark Mid Cap Value Series Class E***..............     9,712,569          23,226
Westpeak Growth and Income Series Class A...................    20,551,822      45,585,638
Westpeak Growth and Income Series Class E***................     2,006,302         508,651
Loomis Sayles Small Cap Series Class A......................    23,949,419      42,425,581
Loomis Sayles Small Cap Series Class E***...................     2,086,508          67,120
Salomon Brothers U.S. Government Series Class A.............    30,115,574      15,056,633
Salomon Brothers U.S. Government Series Class E***..........     6,492,295         201,906
Balanced Series Class A.....................................    21,857,967      25,353,907
Balanced Series Class E***..................................     1,657,327          97,065
Alger Equity Growth Series Class A..........................    62,268,297      95,175,208
Alger Equity Growth Series Class E***.......................     4,871,391          21,771
Davis Venture Value Series Class A..........................    70,913,384      77,163,905
Davis Venture Value Series Class E***.......................    11,271,656         344,820
Salomon Brothers Strategic Bond Opportunities Series
  Class A...................................................    17,328,366      16,093,781
Salomon Brothers Strategic Bond Opportunities Series
  Class E***................................................     2,517,674         102,949
MFS Investors Trust Series Class A..........................     7,911,381       5,477,673
MFS Investors Trust Series Class E***.......................       709,713          10,256
MFS Research Managers Class A...............................    11,415,998      16,041,534
MFS Research Managers Class E***............................       375,960           5,978
Janus Mid Cap Portfolio Class B**...........................    15,116,270       3,203,239
Janus Growth Portfolio Class B**............................     3,072,747         209,558
Putnam Large Cap Growth Portfolio Class A...................    11,294,880       5,206,083
Putnam Large Cap Growth Portfolio Class E***................     1,120,790         106,043
Putnam International Stock Portfolio Class A................    33,804,500      36,468,212
Putnam International Stock Portfolio Class E***.............     2,191,829         101,622
Russell 2000 Index Portfolio Class B*.......................     7,193,970       1,358,901
State Street Research Aurora Small Cap Value Class A*.......    34,559,093       6,813,408
State Street Research Aurora Small Cap Value Class E***.....     6,186,058          19,574
State Street Research Investment Trust Class B**............     3,033,160         419,767
MetLife Stock Index Portfolio Class B*......................    16,917,806       2,490,866
MetLife Mid Cap Stock Index Portfolio Class B*..............     5,140,470         918,619
Lehman Bros Aggregate Bond Index Portfolio Class B*.........    17,695,555       4,011,072
Morgan Stanley EAFE Index Portfolio Class B*................     4,916,426       1,115,658
Neuberger Berman Partners Mid Cap Value Class B**...........     2,313,434         309,948
Franklin Templeton Small Cap Growth Class B**...............     4,284,669         448,311
Lord Abbett Bond Debenture Portfolio Class B**..............     3,985,973         785,487
PIMCO Total Return Portfolio Class B**......................    17,434,498       1,247,604


New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)



                                                               Purchases         Sales
                                                              ------------    ------------
PIMCO Innovation Portfolio Class B**........................  $  3,180,580    $    508,764
MFS Mid Cap Growth Portfolio Class B**......................     3,582,792         647,732
MFS Research International Portfolio Class B**..............     1,870,562         201,199
American Funds Growth Fund Class 2**........................    25,933,434       2,948,055
American Funds Growth Income Fund Class 2**.................    26,710,681       2,862,391
American Funds Global Small Capitalization Class 2**........     3,641,162         460,801


  * For the period January 22, 2001 (Commencement of Sub-Account Operations) to December 31, 2001.

 ** For the period May 1, 2001 (Commencement of Sub-Account Operations) to
    December 31, 2001.

*** For the period July 1, 2001 (Commencement of Operations) to December 31,
    2001.

7. Annuity Reserves. For contracts payable on or after January 1, 1998, annuity reserves are computed according to the Annuity 2000 Mortality Tables. The assumed interest rate may be 0%, 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from NELICO.

8. Increases (Decreases) in Accumulation Units. A summary of units outstanding for variable annuity contracts for the year ended December 31, 2001:



                                               State Street   State Street      Harris       Westpeak
                                                 Research       Research       Oakmark      Growth and    Loomis Sayles
                                               Bond Income    Money Market   Midcap Value     Income        Small Cap
                                               Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                               ------------   ------------   ------------   -----------   -------------
Units Outstanding 12/31/00...................   26,738,998     34,752,625     27,369,211     70,345,992     66,264,975
Units Purchased..............................   14,330,050     64,138,140     30,564,403      8,763,438     11,588,343
Units Redeemed...............................   (7,469,553)   (45,740,839)    (9,398,957)   (17,355,170)   (18,314,821)
                                                ----------    -----------     ----------    -----------    -----------
Units Outstanding 12/31/01...................   33,599,495     53,149,926     48,534,647     61,754,260     59,538,497
                                                ==========    ===========     ==========    ===========    ===========



                                                Salomon Brothers
                                                U.S. Government     Balanced
                                                  Sub-Account      Sub-Account
                                                ----------------   -----------
 Units Outstanding 12/31/00...................    28,212,304       61,207,032
 Units Purchased..............................    24,818,557       15,758,853
 Units Redeemed...............................    (9,765,265)     (16,172,947)
                                                  ----------      -----------
 Units Outstanding 12/31/01...................    43,265,596       60,792,938
                                                  ==========      ===========




                                                   Davis      Salomon Brothers                            MFS            Putnam
                                 Alger Equity     Venture      Strategic Bond          MFS              Research        Large Cap
                                    Growth         Value       Opportunities     Investors Series       Manager          Growth
                                 Sub-Account    Sub-Account     Sub-Account        Sub-Account        Sub-Account      Sub-Account
                                 ------------   -----------   ----------------   ----------------   ----------------   -----------
Units Outstanding 12/31/00.....  118,611,204    118,784,788      42,019,046         14,955,447         36,163,045       15,757,750
Units Purchased................   23,275,804     30,204,506      12,547,419         26,842,227         12,143,047       78,373,893
Units Redeemed.................  (32,058,835)   (27,133,833)     (9,591,337)       (23,026,196)       (16,751,309)     (65,587,378)
                                 -----------    -----------      ----------        -----------        -----------      -----------
Units Outstanding 12/31/01.....  109,828,173    121,855,461      44,975,128         18,771,478         31,554,783       28,544,265
                                 ===========    ===========      ==========        ===========        ===========      ===========

                                                                                                                         Lehman
                                                                                                                        Brothers
                                    Putnam                                                   MetLife       Morgan       Aggregate
                                 International      Janus        Russell       MetLife       Mid Cap       Stanley        Bond
                                     Stock         Mid Cap     2000 Index    Stock Index   Stock Index   EAFE Index       Index
                                  Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                 -------------   -----------   -----------   -----------   -----------   -----------   -----------


Units Outstanding 12/31/00.....    58,500,680            --            --            --            --            --            --
Units Purchased................    54,103,903     8,520,828     6,276,796     4,798,937     8,630,676     5,500,743    15,555,765
Units Redeemed.................   (53,695,549)   (2,130,243)   (1,140,399)     (784,700)   (4,396,302)   (1,132,821)   (3,192,081)
                                  -----------    ----------    ----------     ---------    ----------    ----------    ----------
Units Outstanding 12/31/01.....    58,910,034     6,390,585     5,136,397     4,014,237     4,234,374     4,167,922    12,363,684
                                  ===========    ==========    ==========     =========    ==========    ==========    ==========


New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)



                                     State Street
                                       Research
                                        Aurora                    Neuberger Berman   Franklin Templeton     State Street
                                      Small Cap        Janus      Partners Mid Cap       Small Cap            Research
                                        Value         Growth           Value               Growth         Investment Trust
                                     Sub-Account    Sub-Account     Sub-Account         Sub-Account         Sub-Account
                                     ------------   -----------   ----------------   ------------------   ----------------
Units Outstanding 12/31/00.........           --            --              --                  --                 --
Units Purchased....................   30,518,848     3,908,061       1,559,968           4,994,888            444,478
Units Redeemed.....................   (5,164,208)     (287,680)       (198,496)           (491,153)           (32,317)
                                      ----------     ---------       ---------           ---------            -------
Units Outstanding 12/31/01.........   25,354,640     3,620,381       1,361,472           4,503,735            412,161
                                      ==========     =========       =========           =========            =======




                                     Lord Abbett        PIMCO
                                    Bond Debenture   Total Return
                                     Sub-Account     Sub-Account
                                    --------------   ------------
Units Outstanding 12/31/00.........          --               --
Units Purchased....................   2,700,809       16,303,773
Units Redeemed.....................    (335,837)        (798,517)
                                      ---------       ----------
Units Outstanding 12/31/01.........   2,364,972       15,505,256
                                      =========       ==========




                                              PIMCO      MFS Mid Cap   MFS Research    American Funds   American Funds
                                           Innovation      Growth      International       Growth       Growth & Income
                                           Sub-Account   Sub-Account    Sub-Account     Sub-Account       Sub-Account
                                           -----------   -----------   -------------   --------------   ---------------
Units Outstanding 12/31/00...............          --            --             --              --                --
Units Purchased..........................   4,896,624     4,098,757      2,102,904       2,430,001         3,386,457
Units Redeemed...........................    (933,700)     (404,101)      (183,536)       (295,625)         (393,957)
                                            ---------     ---------      ---------       ---------         ---------
Units Outstanding 12/31/01...............   3,962,924     3,694,656      1,919,368       2,134,376         2,992,500
                                            =========     =========      =========       =========         =========


                                           American Funds
                                            Global Small
                                           Capitalization
                                            Sub-Account
                                           --------------

 Units Outstanding 12/31/00...............          --
 Units Purchased..........................   2,887,062
 Units Redeemed...........................    (325,299)
                                             ---------
 Units Outstanding 12/31/01...............   2,561,763
                                             =========


9. Unit Values. A summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying funds, for the period ended December 31, 2001 or lesser time period if applicable.



                                               State Street      State Street        Harris          Westpeak
                                                 Research          Research         Oakmark         Growth and      Loomis Sayles
                                               Bond Income       Money Market     Midcap Value        Income          Small Cap
                                               Sub-Account       Sub-Account      Sub-Account      Sub-Account       Sub-Account
                                             ----------------   --------------   --------------   --------------   ---------------
Units 2001.................................       33,599,495       53,149,926        48,534,647       61,754,260        59,538,497
Unit Value.................................     3.46 to 4.15     1.96 to 2.35      2.47 to 2.69     2.22 to 2.41      2.13 to 2.29
Net Assets (In thousands)..................          138,063          123,089           129,180          147,774           135,409
Investment Income Ratio to Average Net
 Assets(1).................................              8.0%             3.6%              0.5%             0.9%              7.3%
Expenses as a percent of Average Net
 Assets(2).................................    1.15% to 1.85%   1.15% to 1.85%    1.15% to 1.85%   1.15% to 1.86%    1.15% to 1.85%
Total Return(3)............................          3% to 7%         0% to 3%         4% to 26%      -9% to -15%       -5% to -10%




                                             Salomon Brothers
                                             U.S. Government       Balanced
                                               Sub-Account       Sub-Account
                                             ----------------   --------------
Units 2001.................................       43,265,596        60,792,938
Unit Value.................................     1.41 to 1.50      1.40 to 1.50
Net Assets (In thousands)..................           64,481            90,522
Investment Income Ratio to Average Net
 Assets(1).................................              5.7%              4.1%
Expenses as a percent of Average Net
 Assets(2).................................    1.15% to 1.85%    1.15% to 1.85%
Total Return(3)............................          3% to 5%        -2% to -6%


                                                                                            Salomon Brothers
                                                           Alger Equity    Davis Venture     Strategic Bond          MFS
                                                              Growth           Value         Opportunities     Investors Series
                                                           Sub-Account      Sub-Account       Sub-Account        Sub-Account
                                                          --------------   --------------   ----------------   ----------------
Units 2001..............................................     109,828,173     121,855,461         44,975,128         18,771,478
Unit Value..............................................    2.60 to 2.78    2.52 to 2.69       1.51 to 1.62       0.81 to 0.84
Net Assets (In thousands)...............................         303,228         325,852             72,204             15,612
Investment raceme Ratio to Average Net Assets(1)........             6.1%           10.4%               8.1%               0.4%
Expenses as a percent of Average Net Assets(2)..........   1.15% to 1.85%  1.15% to 1.85%     1.15% to 1.85%     1.15% to 1.85%
Total Return(3).........................................      -9% to -13%     -5% to -12%           2% to 5%        -7% to -17%




                                                                MFS              Putnam
                                                              Research         Large Cap
                                                              Manager            Growth
                                                            Sub-Account       Sub-Account
                                                           --------------   ----------------
Units 2001..............................................       31,554,783        28,544,265
Unit Value..............................................     0.86 to 0.88              0.49
Net Assets (In thousands)...............................           27,740            14,078
Investment raceme Ratio to Average Net Assets(1)........              1.0%              0.0%
Expenses as a percent of Average Net Assets(2)..........    1.15% to 1.85%    1.15% to 1.85%
Total Return(3).........................................      -10% to -22%      -14% to -31%





                                                     Putnam                                                          MetLife
                                                  International       Janus          Russell         MetLife         Mid Cap
                                                      Stock          Mid Cap       2000 Index      Stock Index     Stock Index
                                                   Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                  -------------   -------------   -------------   -------------   -------------
Units 2001......................................    58,910,034        6,390,585       5,136,397       4,014,237       4,234,374
Unit value......................................  1.06 to 1.18     1.50 to 1.57    1.16 to 1.19    3.23 to 3.61    1.02 to 1.03
Net Assets (In thousands).......................        68,676            9,896           6,037          14,055           4,326
Investment Income Ratio to Average Net
 Assets(1)......................................           3.7%             0.0%            0.1%            0.7%            0.2%
Expenses as a percent of Average Net
 Assets(2)......................................  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%
Total Return(3).................................    -9% to -22%     -17% to -40%      -1% to -3%     -7% to -15%      -1% to -2%





                                                                   Lehman Brothers
                                                  Morgan Stanley   Aggregate Bond
                                                    EAFE Index          Index
                                                   Sub-Account       Sub-Account
                                                  --------------   ---------------
Units 2001......................................      4,167,922        12,363,684
Unit value......................................   0.83 to 0.86      1.10 to 1.14
Net Assets (In thousands).......................          3,547            13,956
Investment Income Ratio to Average Net
 Assets(1)......................................            0.2%              0.7%
Expenses as a percent of Average Net
 Assets(2)......................................  1.15% to 1.85%    1.15% to 1.85%
Total Return(3).................................    -10% to -23%          3% to 5%



New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)



                                       State Street
                                         Research                       Neuberger Berman   Franklin Templeton     State Street
                                          Aurora            Janus       Partners Mid Cap       Small Cap            Research
                                      Small Cap Value      Growth            Value               Growth         Investment Trust
                                        Sub-Account      Sub-Account      Sub-Account         Sub-Account         Sub-Account
                                      ---------------   -------------   ----------------   ------------------   ----------------
Units 2001..........................      25,354,640        3,620,381        1,361,472           4,503,735             412,161
Unit Value..........................    1.38 to 1.40     0.77 to 0.78     1.47 to 1.51                0.88        5.68 to 6.77
Net Assets (In thousands)...........          35,487            2,804            2,042               3,961               2,640
Investment Income Ratio to Average
 Net Assets(1)......................             0.3%             0.0%             0.0%                0.0%                0.0%
Expenses as a percent of Average Net
 Assets(2)..........................   1.15% to 1.85%   1.15% to 1.85%   1.15% to 1.85%      1.15% to 1.88%      1.15% to 1.85%
Total Return(3).....................       -2% to 14%     -18% to -23%       -3% to -4%         -8% to -12%         -9% to -12%




                                        Lord Abbett         PIMCO
                                       Bond Debenture   Total Return
                                        Sub-Account      Sub-Account
                                       --------------   -------------
Units 2001..........................       2,364,972       15,505,256
Unit Value..........................    1.32 to 1.39             1.07
Net Assets (In thousands)...........           3,236           16,337
Investment Income Ratio to Average
 Net Assets(1)......................             2.0%             1.6%
Expenses as a percent of Average Net
 Assets(2)..........................   1.15% to 1.85%   1.15% to 1.85%
Total Return(3).....................        -1% to 1%         6% to 7%


                                                                                                   American Funds   American Funds
                                   PIMCO        MFS Mid Cap     MFS Research     American Funds       Growth &       Global Small
                                Innovation        Growth        International        Growth            Income       Capitalization
                                Sub-Account     Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account
                               -------------   -------------   ---------------   ---------------   --------------   --------------


Units 2001...................     3,962,924       3,694,656         1,919,368         2,134,376        2,992,500         2,561,763
Unit Value...................          0.61    0.82 to 0.83      0.84 to 0.85     9.67 to 11.48     7.20 to 8.54      1.31 to 1.35
Net Assets (In thousands)....         2,414           3,069             1,659            23,354           24,355             3,437
Investment Income Ratio to
 Average Net Assets(1).......           0.0%            0.0%              0.0%              5.6%             2.5%              0.9%
Expenses as a percent of
 Average Net Assets(2)....... 1.15% to 1.85%  1.15% to 1.85%    1.15% to 1.85%    1.40% to 2.10%   1.40% to 2.10%    1.40% to 2.10%
Total Return(3)..............   -19% to -26%    -11% to -16%       -8% to -13%      -12% to -15%       -3% to -4%        -8% to -9%


---------------
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net asset. These ratios excluded those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit value. Charges made directly to contract owner account through the redemption of units and expense of the underlying fund are excluded.
(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return calculated for the period indicated or from the effective date through the end of the reporting period.

New England Life Insurance Company
 Independent Auditors' Report

New England Life Insurance Company:

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income and comprehensive income, equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2002

New England Life Insurance Company
 Consolidated Balance Sheets

December 31, 2001 and 2000
(Dollars in millions except share and per share amounts)



                                                               2001      2000
                                                              ------    ------


ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value........  $  344    $  245
  Equity securities, at fair value..........................      27        24
  Policy loans..............................................     262       234
  Other limited partnership interests.......................      20        13
  Short-term investments....................................      --        10
                                                              ------    ------
        Total investments...................................     653       526
Cash and cash equivalents...................................     222       114
Accrued investment income...................................      19        20
Premiums and other receivables..............................     133       121
Deferred policy acquisition costs...........................   1,185     1,021
Other assets................................................     113       110
Separate account assets.....................................   5,725     5,651
                                                              ------    ------
        Total assets........................................  $8,050    $7,563
                                                              ======    ======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Future policy benefits......................................  $  245    $  190
Policyholder account balances...............................     661       412
Other policyholder funds....................................     296       249
Policyholder dividends payable..............................       2         2
Current income taxes payable................................      --         3
Deferred income taxes payable...............................      68        20
Other liabilities...........................................     115       179
Separate account liabilities................................   5,725     5,651
                                                              ------    ------
        Total liabilities...................................   7,112     6,706
                                                              ------    ------
Commitments and contingencies (Notes 6 and 8)
Stockholder's Equity:
Common stock, par value $125.00 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding..........       3         3
Preferred stock, no par value;1,000,000 shares authorized;
  200,000 issued and outstanding............................      --        --
Additional paid-in capital..................................     647       647
Retained earnings...........................................     284       216
Accumulated other comprehensive income (loss)...............       4        (9)
                                                              ------    ------
        Total stockholder's equity..........................     938       857
                                                              ------    ------
Total liabilities and stockholder's equity..................  $8,050    $7,563
                                                              ======    ======


          See accompanying notes to consolidated financial statements.

New England Life Insurance Company
 Consolidated Statements of Income

For the Years Ended December 31, 2001, 2000 and 1999
(Dollars in millions)



                                                            2001    2000    1999
                                                            ----    ----    ----


REVENUES
Premiums..................................................  $117    $125    $124
Universal life and investment-type product policy fees....   351     272     241
Net investment income.....................................    44      63      68
Other revenues............................................   221     283     215
Net investment (losses) gains.............................    (1)    (28)      3
                                                            ----    ----    ----
        Total revenues....................................   732     715     651
                                                            ----    ----    ----
EXPENSES
Policyholder benefits and claims..........................   104     150     193
Interest credited to policyholder account balances........    24      20      11
Policyholder dividends....................................     3      18      21
Other expenses............................................   483     490     351
                                                            ----    ----    ----
        Total expenses....................................   614     678     576
                                                            ----    ----    ----
Income before provision for income taxes..................   118      37      75
Provision for income taxes................................    42      25      29
                                                            ----    ----    ----
Net income................................................  $ 76    $ 12    $ 46
                                                            ====    ====    ====


          See accompanying notes to consolidated financial statements.

New England Life Insurance Company
 Consolidated Statements Of Stockholder's Equity

For the Years Ended December 31, 2001, 2000 and 1999
(Dollars in millions)



                                                                                         Accumulated
                                                             Additional                     Other
                                                   Common      Paid-in      Retained    Comprehensive
                                                   Stock       Capital      Earnings    Income (Loss)    Total
                                                   ------    -----------    --------    -------------    -----
Balance at January 1, 1999.......................    $3         $647          $178          $ 17         $845
  Dividends on preferred stock...................                               (9)                        (9)
  Comprehensive income:
    Net income...................................                               46                         46
    Other comprehensive loss:
      Unrealized investment losses, net of
        related offsets, reclassification
        adjustments and income taxes.............                                            (28)         (28)
                                                                                                         ----
  Comprehensive income...........................                                                          18
                                                     --         ----          ----          ----         ----
Balance at December 31, 1999.....................     3          647           215           (11)         854
  Dividends on preferred stock...................                              (11)                       (11)
  Comprehensive income:
    Net income...................................                               12                         12
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes.............................                                              2            2
                                                                                                         ----
  Comprehensive income...........................                                                          14
                                                     --         ----          ----          ----         ----
Balance at December 31, 2000.....................     3          647           216            (9)         857
  Dividends on preferred stock...................                               (8)                        (8)
  Comprehensive income:
    Net income...................................                               76                         76
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes.............................                                             13           13
                                                                                                         ----
  Comprehensive income...........................                                                          89
                                                     --         ----          ----          ----         ----
Balance at December 31, 2001.....................    $3         $647          $284          $  4         $938
                                                     ==         ====          ====          ====         ====


          See accompanying notes to consolidated financial statements.

New England Life Insurance Company
 Consolidated Statements of Cash Flows

For the Years Ended December 31, 2001, 2000 and 1999
(Dollars in millions)



                                                               2001      2000     1999
                                                              -------   -------   -----
Cash flows from operating activities
Net income..................................................  $    76   $    12   $  46
  Adjustments to reconcile net income to net cash used in
    operating activities:
    Depreciation and amortization expenses..................       10        13      14
    Gains (losses) from sale of investments and business,
     net....................................................        1        28      (3)
    Interest credited to policyholder account balances......       24        20      11
    Universal life and investment-type product policy
     fees...................................................     (351)     (272)   (241)
    Change in accrued investment income.....................        1        10      (8)
    Change in premiums and other receivables................      (12)       (2)     25
    Change in deferred policy acquisition costs, net........     (153)     (113)   (186)
    Change in insurance-related liabilities.................      102      (420)    113
    Change in income taxes payable..........................       40       (11)    (27)
    Change in other liabilities.............................      (64)       26      58
  Other, net................................................      (13)       18      19
                                                              -------   -------   -----
Net cash used in operating activities.......................     (339)     (691)   (179)
                                                              -------   -------   -----
Cash flows from investing activities
  Sales, maturities and repayments of:
    Fixed maturities........................................      135       587     114
    Equity securities.......................................       --        35       2
  Purchases of:
    Fixed maturities........................................     (226)      (87)   (158)
    Equity securities.......................................       (5)       (9)    (10)
    Real estate and real estate joint ventures..............       --        --      (3)
  Net change in short-term investments......................       10        53     (10)
  Net change in policy loans................................      (28)      (52)    (46)
  Losses from sale of business, net.........................       --       (54)     --
  Other, net................................................       (7)       (3)     24
                                                              -------   -------   -----
Net cash (used in) provided by investing activities.........     (121)      470     (87)
Cash flows from financing activities
  Policyholder account balances:
    Deposits................................................    2,245     1,872     518
    Withdrawals.............................................   (1,669)   (1,532)   (222)
  Financial reinsurance receivables.........................       --        --      33
  Long-term debt repaid.....................................       --       (77)    (13)
  Dividends on preferred stock..............................       (8)      (11)     (9)
                                                              -------   -------   -----
Net cash provided by financing activities...................      568       252     307
Change in cash and cash equivalents.........................      108        30      41
Cash and cash equivalents, beginning of year................      114        84      43
                                                              -------   -------   -----
Cash and cash equivalents, end of year......................  $   222   $   114   $  84
                                                              =======   =======   =====
Supplemental disclosures of cash flow information:
  Cash paid during the year for:
    Interest................................................  $     2   $     7   $  --
                                                              =======   =======   =====
    Income taxes............................................  $     7   $    22   $  30
                                                              =======   =======   =====


          See accompanying notes to consolidated financial statements.

New England Life Insurance Company
 Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Business

New England Life Insurance Company and its subsidiaries (the "Company" or "NELICO") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, fixed annuity contracts, pension products, as well as, group life, medical, and disability coverage. The Company also administers certain business activities for Metropolitan Life.

The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: New England Pension and Annuity Company ("NEPA") and Newbury Insurance Company, Limited ("Newbury") for insurance operations and, through New England Life Holdings, Inc. (a holding company for non-insurance operations) New England Securities Corporation ("NES"), MetLife Advisers LLC ("Advisers"), and NL Holding Corporation ("NL Holding") and its wholly owned subsidiaries Nathan and Lewis Securities, Inc., Nathan and Lewis Associates, Inc. On November 5, 1999 New England Financial Distributors ("NEFD"), a Limited Liability Corporation, was formed in which NELICO owns a majority interest. On October 31, 2000 Exeter Reassurance Co., Ltd, a Bermuda Corporation was sold to MetLife, Inc. the ultimate parent company of NELICO. The principal business activities of the subsidiaries are disclosed below.

NEPA was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act of 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 2000, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

NES, a National Association of Securities Dealers ("NASD") registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission ("SEC"), and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

Advisers, which changed its name from New England Investment Management LLC in May 2001, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. Advisers was organized to serve as an investment adviser to certain series of the New England Zenith Fund and certain other Metropolitan Life funds. Prior to March 2000, Advisers was named TNE Advisers, Inc.

NL Holding engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a NASD registered broker/dealer. Nathan & Lewis Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

NEFD, was incorporated in Delaware on November 5, 1999. NEFD is licensed as an insurance agency to facilitate the distribution of insurance and other financial products, including securities.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Basis of Presentation

The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries, and other limited partnerships in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated.

The Company uses the equity method to account for its investments in other limited partnership interests in which it does not have a controlling interest, but has more than a minimal interest.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2001 presentation.

Investments

The Company's principal investments are in fixed maturities and policy loans, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income and impairments, determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions that could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of accumulated other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as realized losses on investments. Realized gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

Policy loans are stated at unpaid principal balances.

Short-term investments are stated at amortized cost, which approximates fair value.

Other invested assets are reported at their estimated fair value.

Cash and Cash Equivalents

The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

Property, Equipment and Leasehold Improvements

Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from four to seven years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $54 million and $53 million at December 31, 2001 and 2000, respectively. Related depreciation and amortization expense was $1 million, $9 million and $12 million for the years ended December 31, 2001, 2000 and 1999, respectively.

Computer Software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as, internal and external costs incurred to develop internal-use computer software during the application development stage are capitalized. Such costs are amortized over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $10 million and $1 million at December 31, 2001 and 2000, respectively. Related amortization expense was $8 million, and $2 million for the years ended December 31, 2001, and 2000, respectfully.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Deferred Policy Acquisition Costs

The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

Deferred policy acquisition costs for non-medical health policies are amortized over the estimated life of the policy in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur.

Information regarding deferred policy acquisition costs is as follows:



                                                      Years Ended December 31,
                                                      ------------------------
                                                       2001      2000     1999
                                                      ------    ------    ----
                                                       (Dollars in millions)


Balance at January 1................................  $1,021    $  931    $711
Capitalization of policy acquisition costs..........     216       223     217
                                                      ------    ------    ----
    Total...........................................   1,237     1,154     928
                                                      ------    ------    ----
Amortization allocated to:
  Net realized investment gains (losses)............      --         1      (1)
  Unrealized investment (losses) gains..............     (11)       23     (33)
  Other expenses....................................      63       109      31
                                                      ------    ------    ----
    Total amortization..............................      52       133      (3)
                                                      ------    ------    ----
Balance at December 31..............................  $1,185    $1,021    $931
                                                      ======    ======    ====


Amortization of deferred policy acquisition costs is allocated to: (1) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized and (3) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Investment gains and losses that relate to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

Goodwill

The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over 10 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)



                                                   Years Ended December 31,
                                                  --------------------------
                                                   2001      2000      1999
                                                  ------    ------    ------
                                                    (Dollars in millions)


Net balance at January 1........................    $17       $19       $21
Amortization....................................     (2)       (2)       (2)
                                                    ---       ---       ---
Net balance at December 31......................    $15       $17       $19
                                                    ===       ===       ===




                                                  December 31,
                                                  ------------
                                                  2001    2000
                                                  ----    ----
                                                  (Dollars in
                                                   millions)


Accumulated amortization........................   $8      $6
                                                   ==      ==


Future Policy Benefits and Policyholder Account Balances

The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disabled lives. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 4% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liability range from 4% to 7%.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rates used in establishing such liability range from 4% to 7%.

Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 4% to 8%, less expense and mortality charges and withdrawals.

The liability for unpaid claims represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Dividends to Policyholders

Dividends to policyholders are determined annually by the board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

Participating Business

Participating business represented approximately 3% of the Company's life insurance in force, and 9% of the number of life insurance policies in force at December 31, 2001 and 2000. Participating policies represented approximately 52% and 67%, 55% and 65% and 57% and 62% of gross and net life insurance premiums for the years ended December 31, 2001, 2000 and 1999, respectively.

Income Taxes

NELICO and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the Internal Revenue Code. Non-includable subsidiaries file either separate or separate consolidated tax returns. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

Reinsurance

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

Separate Accounts

Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to general account claims, only to the extent the value of such assets exceeds the Separate Account liabilities. Investments held in the Separate Accounts (stated at estimated fair market value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts, investment income, and realized and unrealized gains and losses on the investments of the Separate Account accrue directly to contract holders and, accordingly, are not reflected in the Company's financial statements. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Application of Accounting Pronouncements

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment to FASB Statement No. 133 ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, had no impact to either net income or comprehensive income, as the Company has not entered into any derivative contracts.

Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's consolidated financial statements.

Effective January 1, 2000, the Company adopted Statement of Position 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS No. 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $2 million for the years ended December 31, 2001, 2000 and 1999. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing a preliminary estimate of the impact of the adoption of SFAS 142 but has not yet finalized the effect, if any, on its consolidated financial statements. The Company has determined that there will be no significant reclassifications between goodwill and other intangible asset balances and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the first step of the impairment test, the comparison of the reporting units' fair value to carrying value, by June 30, 2002 and, if necessary, will complete the second step, the estimate of goodwill impairment, by December 31, 2002.

Effective October 1, 2000, the Company adopted Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying generally accepted accounting principals to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

2. Investments

Fixed maturities and equity securities

Fixed maturities and equity securities at December 31, 2001 were as follows:



                                                                         Gross
                                                          Cost or      Unrealized
                                                         Amortized    ------------    Estimated
                                                           Cost       Gain    Loss    Fair Value
                                                         ---------    ----    ----    ----------
                                                                  (Dollars in millions)

Fixed maturities:
  U.S. Treasury Securities and obligations of U.S.
    Government corporations and agencies...............    $ 21        $1     $--        $ 22
  Foreign governments..................................       2        --      --           2
  Corporate............................................     181         6       3         184
  Mortgage- and asset-backed securities................      86        --      --          86
  Other................................................      50         1       1          50
                                                           ----        --      --        ----
    Total fixed maturities.............................    $340        $8      $4        $344
                                                           ====        ==      ==        ====
Equity securities:
  Common stocks........................................    $ 30        $--     $3        $ 27
                                                           ----        --      --        ----
    Total equity securities............................    $ 30        $--     $3        $ 27
                                                           ====        ==      ==        ====

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Fixed maturities and equity securities at December 31, 2000 were as follows:



                                                                              Gross
                                                               Cost or      Unrealized
                                                              Amortized    ------------    Estimated
                                                                Cost       Gain    Loss    Fair Value
                                                              ---------    ----    ----    ----------
                                                                       (Dollars in millions)

Fixed maturities:
  U.S. Treasury Securities and obligations of U.S.
    Government corporations and agencies....................    $ 28       $--     $--        $ 28
  Foreign governments.......................................      26        --       1          25
  Corporate.................................................     171         2       6         167
  Mortgage- and asset-backed securities.....................      25         1       1          25
                                                                ----       ---     ---        ----
    Total fixed maturities..................................    $250       $ 3     $ 8        $245
                                                                ====       ===     ===        ====
Equity securities:
  Common stocks.............................................    $ 26       $ 2     $ 4        $ 24
                                                                ----       ---     ---        ----
    Total equity securities.................................    $ 26       $ 2     $ 4        $ 24
                                                                ====       ===     ===        ====


The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date are shown below:



                                                         Cost or
                                                        Amortized    Estimated
                                                          Cost       Fair Value
                                                        ---------    ----------
                                                         (Dollars in millions)


Due in one year or less...............................    $ 19          $ 19
Due after one year through five years.................      76            79
Due after five years through ten years................     107           108
Due after ten years...................................      52            52
                                                          ----          ----
    Total.............................................     254           258
Mortgage- and asset-backed securities.................      86            86
                                                          ----          ----
    Total fixed maturities............................    $340          $344
                                                          ====          ====


Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sale of securities classified available-for-sale as follows:



                                                        Years Ended December 31,
                                                        ------------------------
                                                        2001      2000      1999
                                                        ----      ----      ----
                                                         (Dollars in millions)


Proceeds..............................................  $127      $119      $67
Gross realized gains..................................     2         1        2
Gross realized losses.................................     2         1        1


Gross investment losses above exclude write-downs of $1 million recorded during 2001 for other than temporarily impaired available-for-sale securities of $1 million. There were no write-downs recorded for the years ended December 31, 2000 and 1999.

Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Assets on Deposit

The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at December 31, 2001 and 2000.

Net Investment Income

The components of net investment income were as follows:



                                                        Year Ended December 31,
                                                        ------------------------
                                                        2001      2000      1999
                                                        ----      ----      ----
                                                         (Dollars in millions)

Fixed maturities......................................  $23       $48       $54
Equity securities.....................................    1         2        14
Real estate and real estate joint ventures............   --        --         1
Policy loans..........................................   14        12         9
Other limited partnership interests...................    5         2        (3)
Cash, cash equivalents and short-term investments.....   --        --         3
Other.................................................    2         4        (4)
                                                        ---       ---       ---
    Total.............................................   45        68        74
Less: Investment expenses.............................    1         5         6
                                                        ---       ---       ---
    Net investment income.............................  $44       $63       $68
                                                        ===       ===       ===


Net investment (losses) gains

Net investment (losses) gains were as follows:



                                                        Years Ended December 31,
                                                        ------------------------
                                                        2001      2000      1999
                                                        ----      ----      ----
                                                         (Dollars in millions)

Fixed maturities......................................  $--       $ --      $ 1
Equity securities.....................................   --        (28)      --
Other.................................................   (1)        (1)       3
                                                        ---       ----      ---
    Total.............................................   (1)       (29)       4
Amounts allocable to deferred policy costs............   --          1       (1)
                                                        ---       ----      ---
    Net investment (losses) gains.....................  $(1)      $(28)     $ 3
                                                        ===       ====      ===


Investment (losses) gains have been reduced by deferred policy acquisition costs amortization to the extent that such amortization results from realized investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Net Unrealized Investment Gains (Losses)

The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:



                                                     Years Ended December 31,
                                                     ------------------------
                                                     2001      2000      1999
                                                     ----      ----      ----
                                                      (Dollars in millions)


Fixed maturities...................................   $4       $(5)      $(35)
Equity securities..................................   (3)       (2)         3
Other invested assets..............................   (2)       --         --
                                                      --       ---       ----
    Total..........................................   (1)       (7)       (32)
                                                      --       ---       ----
Amounts allocable to
    Deferred policy acquisition costs..............    5        (6)        17
Deferred income taxes..............................   --         4          4
                                                      --       ---       ----
    Total..........................................    5        (2)        21
                                                      --       ---       ----
    Net unrealized investment gains (losses).......   $4       $(9)      $(11)
                                                      ==       ===       ====


The changes in net unrealized investment gains (losses) were as follows:



                                                     Years Ended December 31,
                                                     ------------------------
                                                     2001      2000      1999
                                                     ----      ----      ----
                                                      (Dollars in millions)


Balance at January 1...............................  $(9)      $(11)     $ 17
Unrealized gains (losses) during the year..........    6         25       (74)
Unrealized gains (losses) relating to
    Deferred policy acquisition costs..............   11        (23)       33
Deferred income taxes..............................   (4)        --        13
                                                     ---       ----      ----
Balance at December 31.............................  $ 4       $ (9)     $(11)
                                                     ===       ====      ====
Net change in unrealized investment gains (losses).  $13       $  2      $(28)
                                                     ===       ====      ====


3. Fair Value Information

The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Amounts related to the Company's financial instruments were as follows:



                                                         Carrying    Estimated
                                                          Value      Fair Value
                                                         --------    ----------
                                                         (Dollars in millions)


December 31, 2001
Assets:
  Fixed maturities.....................................    $344         $344
  Equity securities....................................      27           27
  Policy loans.........................................     262          262
  Cash and cash equivalents............................     222          222
Liabilities:
  Policyholder account balances........................     228          222




                                                         Carrying    Estimated
                                                          Value      Fair Value
                                                         --------    ----------
                                                         (Dollars in millions)


December 31, 2000
Assets:
  Fixed maturities.....................................    $245         $245
  Equity securities....................................      24           24
  Policy loans.........................................     234          234
  Short-term investments...............................      10           10
  Cash and cash equivalents............................     114          114
Liabilities:
  Policyholder account balances........................     101           99


The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

Fixed Maturities and Equity Securities

The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

Policy Loans

The carrying value of policy loans approximate fair value.

Cash and Cash Equivalents and Short-term Investments

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

Policyholder Account Balances

The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

4. Employee Benefit Plans

Effective January 1, 2001, the Company's employees became employees of Metropolitan Life and in connection with this transition the New England Life Insurance Company Retirement Plan and Trust ("NEF Retirement Plan") merged into the Metropolitan Life Retirement Plan for United States Employees ("Retirement Plan") and the New England 401K Plan and Trust ("NEF 401k Plan") merged into the Savings and Investment Plan for Employees of Metropolitan Life and Participating Affiliates ("SIP"). Retirement benefits are based primarily on years of service and the employee's average salary.



                                                                         December 31,
                                                              -----------------------------------
                                                              Pension Benefits     Other Benefits
                                                              -----------------    --------------
                                                               2001       2000     2001     2000
                                                              -------    ------    -----    -----
                                                                     (Dollars in millions)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $ 286      $254     $ 45     $ 47
  Service cost..............................................      --         7       --        1
  Interest cost.............................................      --        20        1        3
  Actuarial losses (gains)..................................      --        13       (1)      (2)
  Transfers out of controlled group.........................    (286)       --      (31)      --
  Benefits paid.............................................      --        (8)      (1)      (4)
                                                               -----      ----     ----     ----
Projected benefit obligation at end of year.................      --       286       13       45
                                                               -----      ----     ----     ----
Change in plan assets:
Contract value of plan assets at beginning of year..........     213       210       --       --
  Actuarial return on plan assets...........................      --         6       --       --
  Employer and participant contribution.....................      --         5       --       --
  Transfers out of controlled group.........................    (213)       --       --       --
  Benefits paid.............................................      --        (8)      --       --
                                                               -----      ----     ----     ----
Contract value of plan assets at end of year................      --       213       --       --
Under funded................................................      --       (73)     (13)     (45)
                                                               -----      ----     ----     ----
Unrecognized net actuarial losses (gains)...................      --        32      (18)     (21)
Unrecognized prior service cost.............................      --        15       --       --
                                                               -----      ----     ----     ----
Accrued benefit cost........................................   $  --      $(26)    $(31)    $(66)
                                                               =====      ====     ====     ====
Accrued liability pension cost..............................   $  --      $ (3)
Non-qualified plan accrued pension cost.....................      --       (23)
                                                               -----      ----
Accrued Liability...........................................   $  --      $(26)
                                                               =====      ====

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:



                                                                   Non-Qualified
                                                Qualified Plan          Plan             Total
                                                ---------------    --------------    -------------
                                                2001      2000     2001     2000     2001    2000
                                                -----    ------    -----    -----    ----    -----
                                                              (Dollars in millions)
Aggregate projected benefit obligation........  $--      $(245)    $--      $(41)    $--     $(286)
Aggregate contract value of plan assets
  (principally Company contracts).............   --        213      --        --      --       213
                                                 --      -----      --      ----      --     -----
Under funded..................................  $--      $ (32)    $--      $(41)    $--     $ (73)
                                                 ==      =====      ==      ====      ==     =====


The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:



                                                              Pension Benefits    Other Benefits
                                                              ----------------    --------------
                                                               2001      2000     2001     2000
                                                              ------    ------    -----    -----
                                                                    (Dollars in millions)
Weighted average assumptions at December 31,
Discount rate...............................................    N/A      7.75%    7.40%    7.50%
Expected rate of return on plan assets......................    N/A      9.00%     N/A      N/A
Rate of compensation increase...............................    N/A      5.50%     N/A      N/A


The assumed health care cost trend rate used in measuring the accumulated non-pension post-retirement benefit obligation was generally 9.5% in 2001, gradually decreasing to 5% in 2010 and generally 7% in 2000, gradually decreasing to 5% over five years.

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have no material effect on the health care plans.

The components of periodic benefit costs were as follows:



                                      Pension Benefits         Other Benefits
                                    --------------------    --------------------
                                    2001    2000    1999    2001    2000    1999
                                    ----    ----    ----    ----    ----    ----
                                               (Dollars in millions)


Service cost....................... --        7       8      --       1       1
Interest cost...................... --       20      18       1       3       3
Expected return on plan assets..... --      (19)    (15)     --      --      --
Amortization of prior actuarial
  gains............................ --        1       1      (1)     (1)     (1)
                                    --      ---     ---      --      --      --
Net periodic benefit cost.......... --        9      12      --       3       3
                                    ==      ===     ===      ==      ==      ==


Savings and Investment Plans

The Company sponsored savings and investment plans for substantially all employees under which the Company matched a portion of employee contributions. The Company contributed $2 million, for the years ended December 31, 2000 and 1999. As previously stated, the NEF 401K Plan was merged into Metropolitan Life's SIP plan effective January 1, 2001. All contributions to the SIP plan are made by Metropolitan Life.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

5. Separate Accounts

Separate accounts reflect non-guaranteed separate accounts totaling $5,725 million and $5,651 million at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $48 million, $46 million and $37 million for the years ended December 31, 2001, 2000 and 1999, respectively.

6. Commitments and Contingencies

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of less than one million in 2001, 2000, and 1999.

Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

7. Income Taxes

The provision for income tax expense in the consolidated statements of income is shown below:



                                                       Years Ended December 31,
                                                      --------------------------
                                                       2001      2000      1999
                                                      ------    ------    ------
                                                        (Dollars in millions)


Current:
  Federal...........................................    $(2)     $ 36       $21
                                                        ---      ----       ---
                                                         (2)       36        21
                                                        ---      ----       ---
Deferred:
  Federal...........................................     44       (12)        8
  State and local...................................     --         1        --
                                                        ---      ----       ---
                                                         44       (11)        8
                                                        ---      ----       ---
Provision for income taxes..........................    $42      $ 25       $29
                                                        ===      ====       ===


Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes are as follows:



                                                       Years Ended December 31,
                                                      --------------------------
                                                       2001      2000      1999
                                                      ------    ------    ------
                                                        (Dollars in millions)


Tax provision at U.S. statutory rate................    $42       $13       $26
Tax effect of:
  Tax exempt investment income......................     (2)       --        --
  Sale of Subsidiaries..............................     --        10        --
  Other, net........................................      2         2         3
                                                        ---       ---       ---
Provision for income taxes..........................    $42       $25       $29
                                                        ===       ===       ===

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax liabilities consisted of the following:



                                                             December 31,
                                                        ----------------------
                                                          2001          2000
                                                        --------      --------
                                                        (Dollars in millions)


Deferred income tax assets:
  Policyholder liabilities and receivables............    $284          $283
  Tax loss carry-forwards.............................      10            10
  Net unrealized investment losses....................      --             4
  Other...............................................      20            11
                                                          ----          ----
                                                           314           308
                                                          ----          ----
  Less: valuation allowance...........................      10            10
                                                          ----          ----
                                                           304           298
                                                          ----          ----
Deferred income tax liabilities:
  Investments.........................................       6             2
  Deferred policy acquisition costs...................     344           298
  Other...............................................      22            18
                                                          ----          ----
                                                           372           318
                                                          ----          ----
Net deferred tax liability............................    $(68)         $(20)
                                                          ====          ====


8. Reinsurance and Other Insurance Transactions

The Company assumes and cedes reinsurance with other insurance companies. The company continually evaluates the financial condition of its reinsurers and monitors concentration of credit risk in an effort to minimize its exposure to significant losses from reinsurer insolvencies. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The consolidated statements of income are presented net of reinsurance ceded.

The effect of reinsurance on premiums earned is as follows:



                                                       Years Ended December 31,
                                                       -------------------------
                                                        2001      2000     1999
                                                       ------    ------    -----
                                                         (Dollars in millions)


Direct premiums......................................  $ 305     $ 221     $163
Reinsurance assumed..................................    (10)       11       58
Reinsurance ceded....................................   (178)     (107)     (97)
                                                       -----     -----     ----
Net premiums.........................................  $ 117     $ 125     $124
                                                       =====     =====     ====
Reinsurance recoveries netted against policyholder
  benefits...........................................  $ 102     $  73     $ 52
                                                       =====     =====     ====


Reinsurance recoverables, included in premiums and other receivables, were $94 million and $80 million at December 31, 2001 and 2000 respectively.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

The following provides an analysis of the activity in the liability for benefits relating to group accident and non-medical health policies and contracts:



                                                    Years Ended December 31,
                                                    ------------------------
                                                    2001      2000      1999
                                                    ----      ----      ----
                                                     (Dollars in millions)


Balance at January 1..............................  $ 4       $ 4       $ 2
  Reinsurance recoverables........................   (3)       (3)       (1)
                                                    ---       ---       ---
Net balance at January 1..........................    1         1         1
                                                    ---       ---       ---
Incurred related to:
  Current year....................................    1        --        --
                                                    ---       ---       ---
                                                      1        --        --
                                                    ---       ---       ---
Net Balance at December 31........................    2         1         1
  Add: Reinsurance recoverables...................    5         3         3
                                                    ---       ---       ---
Balance at December 31............................  $ 7       $ 4       $ 4
                                                    ===       ===       ===


9. Other Expenses

Other operating costs and expenses consisted of the following:



                                                     Years Ended December 31,
                                                    --------------------------
                                                     2001      2000      1999
                                                    ------    ------    ------
                                                      (Dollars in millions)


Compensation......................................  $ 106     $  92     $  97
Commissions.......................................    224       234       195
Interest and debt issue costs.....................      2         6         5
Amortization of policy acquisition costs..........     63       109        31
Capitalization of policy acquisition costs........   (216)     (223)     (217)
Rent, net of sublease income......................     20        48         6
Insurance taxes, licenses, and fees...............     23        27        21
Other.............................................    261       197       213
                                                    -----     -----     -----
  Total other expenses............................  $ 483     $ 490     $ 351
                                                    =====     =====     =====

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

10. Statutory Financial Information

The reconciliation of statutory surplus and statutory net income, determined in accordance with accounting practices prescribed or permitted by the Massachusetts Department of Insurance with such amounts determined in conformity with accounting principles generally accepted in the United States of America were as follows:



                                                              December 31,
                                                         ----------------------
                                                           2001         2000
                                                         ---------    ---------
                                                         (Dollars in millions)


Statutory capital and surplus..........................   $  364       $  353
GAAP adjustments for:
  Future policy benefits and policyholders account
    balances...........................................     (325)        (338)
  Deferred policy acquisition costs....................    1,185        1,021
  Deferred income taxes................................      (88)         (20)
  Valuation of investments.............................        2           (5)
  Statutory asset valuation reserves...................       12           16
  Other, net...........................................     (212)        (170)
                                                          ------       ------
Stockholder's Equity...................................   $  938       $  857
                                                          ======       ======




                                                              December 31,
                                                         ----------------------
                                                         2001    2000     1999
                                                         ----    -----    -----
                                                         (Dollars in millions)


Net change in statutory capital and surplus............  $11     $ (11)   $ (41)
GAAP adjustment for:
  Future policy benefits and policyholders account
    balances...........................................   26      (311)    (296)
  Deferred policy acquisition costs....................  153       177      186
  Deferred income taxes................................  (44)       11       (8)
  Valuation of investments.............................    8       (61)      14
  Other, net...........................................  (78)      207      191
                                                         ----    -----    -----
Net Income.............................................  $76     $  12    $  46
                                                         ====    =====    =====


In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification"). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, became effective January 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Commonwealth of Massachusetts Division of Insurance (the "Division") requires adoption of Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification, as modified by the Division increased the Company's statutory capital and surplus by approximately $32 million, as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory capital and surplus.

11. Other Comprehensive Income (Loss)

The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:



                                                              2001     2000     1999
                                                              -----    -----    -----
                                                               (Dollars in millions)


Holding gains (losses) on investments arising during the
  year......................................................  $ 20     $ 23     $(72)
Income tax effect of holding gains or losses................    (5)      16       22
Reclassification adjustments:
  Recognized holding losses (gains) included in current year
    income..................................................   (12)      --       (3)
  Amortization of premium and discount on investments.......    (1)      --       --
  Recognized holding (losses) gains allocated to other
    policyholder amounts....................................    --       --        1
  Income tax effect.........................................     3       --        1
Allocation of holding losses (gains) on investments relating
  to other policyholder amounts.............................    11      (23)      33
Income tax effect of allocation of holding gains or losses
  to other policyholder amounts.............................    (3)     (14)     (10)
                                                              ----     ----     ----
Net unrealized investment gains (losses)....................    13        2      (28)
                                                              ----     ----     ----
Other comprehensive income (loss)...........................  $ 13     $  2     $(28)
                                                              ====     ====     ====


12. Related Party Transactions

Effective 2001, Metropolitan Life and the Company entered into a Master Service Agreement for Metropolitan Life to provide all administrative, accounting, legal and similar services to the Company. This Agreement replaced the former Administrative Services Agreement ("ASA") under which the Company provided such services for certain Metropolitan Life life insurance and annuity contracts defined in the ASA. Metropolitan Life charged the Company $73 million for administrative services in 2001. The Company charged Metropolitan Life $164 million and $161 million for administrative services for 2000 and 1999, respectively. In addition, $61 million and $9 million for 2000 and 1999, respectively, were charged to Metropolitan Life by the Company for other miscellaneous services. These services were charged based upon direct costs incurred. Service fees charged to Metropolitan Life were recorded by NELICO as a reduction in operating expenses. Management believes intercompany expenses are calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company has preferred stock outstanding of $200 million owned by MetLife Credit Corporation. The Company paid $8 million, $11 million and $9 million of dividends on the preferred stock in 2001, 2000 and 1999, respectively.

During 1998 the Company acquired NL Holding and entered into employment agreements with key individuals of NL Holding. The Company paid $5 million in 2001, made no payments in 2000 and paid $3 million in 1999 under these agreements, which expired in 2001.

Commissions earned by NES from sales of New England Funds ("NEF") shares, a subsidiary of MetLife through October 2000, were $12 million in 2000 and 1999, respectively. NES earned asset-based income of $10 million, and $11 million on average assets under management with NEF of approximately $3,500 million and $4,500 million in 2000 and 1999, respectively.

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Of the statutory profits earned by NELICO on participating policies and contracts, the portion which shall inure to the benefit of NELICO's stockholder shall not exceed the larger of (1) 10% of such statutory profits, or (2) fifty cents per year per thousand dollars of participating life insurance other than group term insurance in force at the end of the year.

13. Business Segment Information

The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments:
Individual Life, Individual Annuity, Group Pension, Group Accident and Health, and Corporate. These segments are managed separately because either they provide different products and services, require different strategies, or have different technology requirements.

Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells a variety of fixed annuity and variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Accident and Health provides group life, medical, and disability contracts to corporations and small businesses. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 2001, 2000 and 1999. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

Allocation of net investment income and net investment gains (losses) were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.



                                                                                             Corporate
At or for the year ended                    Individual   Individual    Group      Group         and
December 31, 2001                              Life       Annuity     Pension   Life, A&H   Subsidiaries   Total
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (Dollars in millions)
Premiums..................................    $   73       $    1     $   --       $42         $    1      $  117
Universal life and investment-type product
  policy fees.............................       247           30         10        --             64         351
Net investment income.....................        (6)           3          3         1             43          44
Other revenues............................         6            3          4        10            198         221
Net investment gains (losses).............         2           --         --        --             (3)         (1)
Policyholder benefits and claims..........        69            2         (2)       32              3         104
Interest credited to policyholder.........        18            3          3        --             --          24
Policyholders' Dividends..................         3           --         --        --             --           3
Other Expenses............................       160           32          7        13            271         483
Income (loss) before provision for income
  taxes...................................        72           --          9         8             29         118
Provision (benefit) for income taxes......        24           --          3         3             12          42
Net income (loss).........................        48           --          6         5             17          76
Total assets..............................     3,704        2,047      1,252        48          1,001       8,052
Deferred policy acquisition costs.........     1,062          101         11         5              6       1,185
Separate account assets...................     2,709        1,834      1,182        --             --       5,725
Policyholder liabilities..................       894          182         47        42             39       1,204
Separate account liabilities..............     2,709        1,834      1,182        --             --       5,725


New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)



                                                                                             Corporate
At or for the year ended                    Individual   Individual    Group      Group         and
December 31, 2000                              Life       Annuity     Pension   Life, A&H   Subsidiaries   Total
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (Dollars in millions)
Premiums..................................    $   70       $   --      $ --       $ 36          $ 19       $  125
Universal life and investment-type product
  policy fees.............................       210           25         7         --            30          272
Net investment income.....................       (13)          (1)        1         --            76           63
Other revenues............................        11           10         7          8           247          283
Net investment gains (losses).............        35            2        (2)        --           (63)         (28)
Policyholder benefits and claims..........        83            6        --         31            30          150
Interest credited to policyholder.........        13            2         3         --             2           20
Policyholders' Dividends..................         3           --        --         --            15           18
Other Expenses............................       153           33         8         13           283          490
Income (loss) before provision for income
  taxes...................................        61           (5)        2         --           (21)          37
Provision (benefit) for income taxes......         9           (3)        2         --            17           25
Net income (loss).........................        52           (2)       --         --           (38)          12
Total assets..............................     3,634        1,788       773        406           962        7,563
Deferred policy acquisition costs.........       915           83        11         12            --        1,021
Separate account assets...................     2,879        1,704       726        342            --        5,651
Policyholder liabilities..................       676           70        38         58            11          853
Separate account liabilities..............     2,879        1,704       726        342            --        5,651




                                                                                             Corporate
At or for the year ended                    Individual   Individual    Group      Group         and
December 31, 1999                              Life       Annuity     Pension   Life, A&H   Subsidiaries   Total
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (Dollars in millions)


Premiums..................................    $   63       $   --      $ --       $ 29         $   32      $  124
Universal life and investment-type product
  policy fees.............................       198           17         4         --             22         241
Net investment income.....................       (31)          --        --         --             99          68
Other revenues............................        23            7         3         34            148         215
Net investment gains (losses).............        --           --        --         --              3           3
Policyholder benefits and claims..........       125            5        --         24             39         193
Interest credited to policyholder.........         9            2         1         --             (1)         11
Policyholders' Dividends..................         2           --        --         --             19          21
Other Expenses............................       123           22         6         36            164         351
Income (loss) before provision for income
  taxes...................................        (6)          (5)       --          3             83          75
Provision (benefit) for income taxes......         1           (2)       --          1             29          29
Net income (loss).........................        (7)          (3)       --          2             54          46
Total assets..............................     3,276        1,441       569        266          1,579       7,131
Deferred policy acquisition costs.........       772           63        10          9             77         931
Separate account assets...................     2,705        1,399       518        218             --       4,840
Policyholder liabilities..................       536           44        45         44            518       1,187
Separate account liabilities..............     2,705        1,399       518        218             --       4,840


Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.

                          AMERICAN GROWTH SERIES - I

                     Individual Variable Annuity Contracts
              Issued By

    New England Variable Annuity
         Separate Account of               Annuity Administrative Office


 New England Life Insurance Company                P.O. Box 14594


         501 Boylston Street                 Des Moines, IA 50306-3594

          Boston, MA 02116
           (617) 578-2000

                       SUPPLEMENT DATED MAY 1, 2002


     TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).


  This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2002, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-365-5015.


  NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE
ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

  THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

  WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                  HIGHLIGHTS

  Condensed financial information containing the accumulation unit value history and average annual total return information appears at the end of this supplement.


STATE VARIATIONS

  Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.


  We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.


REPLACEMENT OF CONTRACTS


  Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your registered representative if purchasing a Contract would be advantageous, given the Contract's features, benefits, and charges.


                                 EXPENSE TABLE

  The purpose of the table and the examples below is to explain the various costs and expenses you will bear, directly or indirectly, as a Contract Owner. These are deducted from purchase payments, the Variable Account, or the Eligible Funds. In the examples following the table, we assume that you allocated your entire purchase payment to one Sub-account, with no transfers.


CONTRACT OWNER TRANSACTION EXPENSES(1)
    Sales Charge Imposed on Purchase Payments (as a percentage of pur-
     chase payments)..................................................     0%
    Maximum Contingent Deferred Sales Charge(2) (as a percentage of
     each purchase payment)...........................................     7%
    Transfer Fee(3)...................................................    $ 0
ANNUAL CONTRACT FEE
    Administration Contract Charge (per Contract)(4)..................    $30
VARIABLE ACCOUNT ANNUAL EXPENSES(5)
(as a percentage of average daily net assets)

                                                     AMERICAN FUNDS
                                                   GROWTH SUB-ACCOUNT,
                                                      AMERICAN FUNDS
                                                      GROWTH-INCOME
                                                     SUB-ACCOUNT AND
                                                     AMERICAN FUNDS      ALL
                                                      GLOBAL SMALL      OTHER
                                                     CAPITALIZATION      SUB-
                                                       SUB-ACCOUNT     ACCOUNTS
                                                   ------------------- --------
    Mortality and Expense Risk Charge.............        1.50%         1.25%
    Administration Asset Charge...................        0.10%          .10%
                                                          -----         -----
        Total Variable Account Annual Expenses....        1.60%         1.35%

                 NEW ENGLAND ZENITH FUND ("ZENITH FUND")


OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001


 (ANTICIPATED EXPENSES FOR 2002 FOR THE FI MID CAP OPPORTUNITIES SERIES)

 (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                      OTHER         TOTAL         OTHER         TOTAL
                                        12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                          MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                             FEE*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                          ---------- ------------ ------------- ------------- ------------- -------------
State Street Research
 Money Market Series
 Class A................     .35%         N/A         .07%           .42%         .07%           .42%
Salomon Brothers
 Strategic Bond
 Opportunities Series
 Class A................     .65%         N/A         .19%           .84%         .19%           .84%
Salomon Brothers U.S.
 Government Series
 Class A(6).............     .55%         N/A         .18%           .73%         .15%           .70%
State Street Research
 Bond Income Series
 Class A................     .40%         N/A         .09%           .49%         .09%           .49%
Balanced Series Class A.     .70%         N/A         .13%           .83%         .13%           .83%
Alger Equity Growth
 Series Class A.........     .75%         N/A         .09%           .84%         .09%           .84%
Davis Venture Value
 Series Class A(7)......     .75%         N/A         .08%           .83%         .08%           .83%
FI Mid Cap Opportunities
 Class B(6)(9)..........     .80%        .25%         .50%          1.55%         .15%          1.20%
FI Structured Equity
 Series Class A(7)......     .68%         N/A         .10%           .78%         .10%           .78%
Harris Oakmark Focused
 Value Series
 Class A(7).............     .75%         N/A         .12%           .87%         .12%           .87%
Loomis Sayles Small Cap
 Series Class A.........     .90%         N/A         .10%          1.00%         .10%          1.00%
MFS Investors Trust
 Series Class A(6)......     .75%         N/A         .62%          1.37%         .15%           .90%
MFS Research Managers
 Series Class A(6)......     .75%         N/A         .31%          1.06%         .15%           .90%


--------
* Our affiliate MetLife Advisers, LLC ("MetLife Advisers"), formerly New England Investment Management, LLC ("NEIM"), is the investment adviser for the Series of the Zenith Fund.

           METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")


OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001


 (ANTICIPATED EXPENSES FOR 2002 FOR THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)

 (AS A PERCENTAGE OF NET ASSETS)



                                                      OTHER         TOTAL         OTHER         TOTAL
                                        12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                          MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                             FEE*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                          ---------- ------------ ------------- ------------- ------------- -------------
Lehman Brothers
 Aggregate Bond Index
 Portfolio Class B(9)...     .25%        .25%          .13%          .63%         .13%           .63%
Harris Oakmark Large Cap
 Value Portfolio
 Class E(7)(9)..........     .75%        .15%          .11%         1.01%         .11%          1.01%
Janus Growth Portfolio
  Class B(8)(9)(10).....     .80%        .25%         1.46%         2.51%         .15%          1.20%
MetLife Stock
 Index Portfolio
 Class B(9).............     .25%        .25%          .06%          .56%         .06%           .56%
Putnam Large Cap
 Growth Portfolio
 Class A(8).............     .80%         N/A          .32%         1.12%         .20%          1.00%
State Street Research
 Investment Trust
 Portfolio
 Class B(7)(9)..........     .48%        .25%          .05%          .78%         .05%           .78%
State Street Research
 Large Cap Value
 Portfolio
 Class E(8)(9)..........     .70%        .15%          .86%         1.71%         .15%          1.00%
Janus Mid Cap Portfolio
 Class B(9).............     .67%        .25%          .07%          .99%         .07%           .99%
MetLife Mid Cap Stock
 Index Portfolio
 Class B(8)(9)..........     .25%        .25%          .27%          .77%         .20%           .70%
Neuberger Berman
 Partners Mid Cap Value
 Portfolio
 Class B(7)(9)..........     .69%        .25%          .12%         1.06%         .12%          1.06%
Franklin Templeton Small
 Cap Growth Portfolio
 Class B(8)(9)(10)......     .90%        .25%         1.79%         2.94%         .15%          1.30%
Russell 2000 Index
 Portfolio
 Class B(8)(9)..........     .25%        .25%          .31%          .81%         .30%           .80%
State Street Research
 Aurora Portfolio
 Class A................     .85%         N/A          .13%          .98%         .13%           .98%
Morgan Stanley EAFE
 Index Portfolio
 Class B(8)(9)..........     .30%        .25%          .52%         1.07%         .45%          1.00%
Putnam International
 Stock Portfolio
 Class A(7).............     .90%         N/A          .26%         1.16%         .26%          1.16%


--------
* Our affiliate MetLife Advisers is the investment manager for the Portfolios of the Metropolitan Fund. Prior to May 1, 2001, Metropolitan Life Insurance Company ("MetLife") served as investment manager.

                           MET INVESTORS SERIES TRUST

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001



 (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                           MANAGEMENT                    OTHER         TOTAL      MANAGEMENT       OTHER         TOTAL
                              FEE*         12B-1       EXPENSES      EXPENSES         FEE        EXPENSES      EXPENSES
                             BEFORE     DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER         AFTER
                          REIMBURSEMENT     FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                          ------------- ------------ ------------- ------------- ------------- ------------- -------------
Lord Abbett Bond
 Debenture Portfolio
 Class B(9)(11).........       .60%         .25%          .13%          .98%          .57%          .13%          .95%
PIMCO Total Return
 Portfolio
 Class B(9)(10)(11).....       .50%         .25%          .65%         1.40%            0%          .65%          .90%
Met/AIM Mid Cap Core
 Equity Portfolio Class
 B(9)(10)(11)...........       .75%         .25%         6.18%         7.18%            0%          .90%         1.15%
Met/AIM Small Cap Growth
 Portfolio Class
 B(9)(10)(11)...........       .90%         .25%         4.07%         5.22%            0%         1.05%         1.30%
MFS Mid Cap Growth
 Portfolio
 Class B(9)(10)(11).....       .65%         .25%         1.70%         2.60%            0%          .80%         1.05%
PIMCO Innovation
 Portfolio
 Class B(9)(10)(11).....      1.05%         .25%         2.91%         4.21%            0%         1.10%         1.35%
MFS Research
 International Portfolio
 Class B(9)(10)(11).....       .80%         .25%         4.28%         5.33%            0%         1.00%         1.25%
State Street Research
 Concentrated
 International Portfolio
 Class E(9)(10)(11).....       .85%          15%         4.59%         5.59%            0%         1.10%         1.25%


--------

* Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust.


                        AMERICAN FUNDS INSURANCE SERIES

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001

 (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                    OTHER         TOTAL         OTHER         TOTAL
                                      12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                        MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                           FEE*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                        ---------- ------------ ------------- ------------- ------------- -------------
American Funds Growth
 Fund
 Class 2(9)............    .37%        .25%          .01%          .63%          .01%          .63%
American Funds
 Growth-Income Fund
 Class 2(9)............    .33%        .25%          .02%          .60%          .02%          .60%
American Funds Global
 Small Capitalization
 Fund
 Class 2(9)............    .80%        .25%          .03%         1.08%          .03%         1.08%


--------
* Capital Research and Management Company is the investment adviser of the American Fund Insurance Series.

EXAMPLES

  The purpose of the following Examples is to assist you in understanding the expenses that you would pay over time. The Examples (i) are based on the actual charges and expenses for the Variable Account and for each Eligible Fund for the fiscal year ended December 31, 2001 (or anticipated expenses for 2002), as stated in the Fee Table(12); and (ii) assume that current waivers and reimbursements of fund expenses will remain in effect for the periods shown (these waivers and reimbursements, however, may be terminated at any time);


  You would pay the following expenses on a $1,000 purchase payment assuming 1) 5% annual return on each Eligible Fund listed below and
   2) that you surrender your Contract or that you elect to annuitize under a period certain option for a specified period of less than 15 years, at the end of each time period (a contingent deferred sales charge will apply at the end of 1 year, 3 years and 5 years):


                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     State Street Research Money Market........ $83.75 $106.97 $128.84 $213.96
     Salomon Brothers Strategic Bond
      Opportunities............................  87.66  119.06  150.23  257.34
     Salomon Brothers U.S. Government..........  86.36  115.05  143.15  243.10
     State Street Research Bond Income.........  84.41  108.99  132.44  221.33
     Balanced..................................  87.57  118.78  149.72  256.33
     Alger Equity Growth.......................  87.66  119.06  150.23  257.34
     Davis Venture Value.......................  87.57  118.78  149.72  256.33
     FI Mid Cap Opportunities..................  91.01  129.31  168.19  292.98
     FI Structured Equity......................  87.11  117.34  147.20  251.27
     Harris Oakmark Focused Value..............  87.94  119.92  151.74  260.37
     Loomis Sayles Small Cap...................  89.15  123.63  158.25  273.35
     MFS Investors Trust.......................  88.22  120.78  153.24  263.38
     MFS Research Managers.....................  88.22  120.78  153.24  263.38
     Lehman Brothers Aggregate Bond Index......  85.71  113.03  139.59  235.90
     Harris Oakmark Large Cap Value............  89.24  123.92  158.75  274.34
     Janus Growth..............................  91.01  129.31  168.19  292.98
     MetLife Stock Index.......................  85.06  111.01  136.02  228.64
     Putnam Large Cap Growth...................  89.15  123.63  158.25  273.35
     State Street Research Investment Trust....  87.11  117.34  147.20  251.27
     State Street Research Large Cap Value.....  89.15  123.63  158.25  273.35
     Janus Mid Cap.............................  89.06  123.35  157.75  272.36
     MetLife Mid Cap Stock Index...............  86.36  115.05  143.15  243.10
     Neuberger Berman Partners Mid Cap Value...  89.71  125.34  161.24  279.29
     Franklin Templeton Small Cap Growth.......  91.94  132.14  173.12  302.63
     Russell 2000 Index........................  87.29  117.91  148.21  253.30
     State Street Research Aurora..............  88.96  123.06  157.25  271.37
     Morgan Stanley EAFE Index.................  89.15  123.63  158.25  273.35
     Putnam International Stock................  90.64  128.18  166.21  289.09
     Lord Abbett Bond Debenture................  88.69  122.21  155.75  268.38
     PIMCO Total Return........................  88.22  120.78  153.24  263.38
     Met/AIM Mid Cap Core Equity...............  90.54  127.90  165.71  288.11
     Met/AIM Small Cap Growth..................  91.94  132.14  173.12  302.63
     MFS MidCap Growth.........................  89.61  125.06  160.74  278.30
     PIMCO Innovation..........................  92.39  133.56  175.57  307.42
     MFS Research International................  91.47  130.73  170.66  297.82
     State Street Research Concentrated
      International............................  91.47  130.73  170.66  297.82
     American Funds Growth.....................  88.04  120.21  152.24  261.37
     American Funds Growth-Income..............  87.76  119.35  150.73  258.35
     American Funds Global Capitalization......  92.20  132.99  174.59  305.51

  You would pay the following expenses on a $1,000 purchase payment assuming 1) 5% annual return on each Eligible Fund listed below and 2) that you do not surrender your Contract or that you elect to annuitize under a life contingency option, or under a period certain option for a minimum specified period of 15 years, at the end of each time period (no contingent deferred sales charge will apply)(13):



                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     State Street Research Money Market ....... $18.58 $57.49  $ 98.84 $213.96
     Salomon Brothers Strategic Bond
      Opportunities............................  22.80  70.23   120.23  257.34
     Salomon Brothers U.S. Government..........  21.39  66.00   113.15  243.10
     State Street Research Bond Income.........  19.29  59.62   102.44  221.33
     Balanced..................................  22.70  69.93   119.72  256.33
     Alger Equity Growth.......................  22.80  70.23   120.23  257.34
     Davis Venture Value.......................  22.70  69.93   119.72  256.33
     FI Mid Cap Opportunities..................  26.40  81.02   138.19  292.98
     FI Structured Equity......................  22.20  68.42   117.20  251.27
     Harris Oakmark Focused Value..............  23.10  71.13   121.74  260.37
     Loomis Sayles Small Cap...................  24.40  75.04   128.25  273.35
     MFS Investors Trust.......................  23.40  72.04   123.24  263.38
     MFS Research Managers.....................  23.40  72.04   123.24  263.38
     Lehman Brothers Aggregate Bond Index......  20.69  63.88   109.59  235.90
     Harris Oakmark Large Cap Value............  24.50  75.34   128.75  274.34
     Janus Growth..............................  26.40  81.02   138.19  292.98
     MetLife Stock Index.......................  19.99  61.75   106.02  228.64
     Putnam Large Cap Growth...................  24.40  75.04   128.25  273.35
     State Street Research Investment Trust....  22.20  68.42   117.20  251.27
     State Street Research Large Cap Value.....  24.40  75.04   128.25  273.35
     Janus Mid Cap.............................  24.30  74.74   127.75  272.36
     MetLife Mid Cap Stock Index...............  21.39  66.00   113.15  243.10
     Neuberger Berman Partners Mid Cap Value...  25.00  76.84   131.24  279.29
     Franklin Templeton Small Cap Growth.......  27.40  84.00   143.12  302.63
     Russell 2000 Index........................  22.40  69.02   118.21  253.30
     State Street Research Aurora..............  24.20  74.44   127.25  271.37
     Morgan Stanley EAFE Index.................  24.40  75.04   128.25  273.35
     Putnam International Stock................  26.00  79.83   136.21  289.09
     Lord Abbett Bond Debenture................  23.90  73.54   125.75  268.38
     PIMCO Total Return........................  25.90  79.53   135.71  288.11
     Met/AIM Mid Cap Core Equity...............  27.40  84.00   143.12  302.63
     Met/AIM Small Cap Growth..................  23.40  72.04   123.24  263.38
     MFS Mid Cap Growth........................  24.90  76.54   130.74  278.30
     PIMCO Innovation..........................  27.89  85.49   145.57  307.42
     MFS Research International................  26.90  82.51   140.66  297.82
     State Street Research Concentrated
      International............................  26.90  82.51   140.66  297.82
     American Funds Growth.....................  23.20  71.44   122.24  261.37
     American Funds Growth-Income..............  22.90  70.53   120.73  258.35
     American Funds Global Small
      Capitalization*..........................  27.69  84.89   144.59  305.51

--------
NOTES:
(1) Premium tax charges are not shown. They range from 0% (in most states) to 3.5% of Contract Value (or if applicable, purchase payments).
(2) The Contingent Deferred Sales Charge applies to each purchase payment and declines annually over the first seven year period the purchase payment is invested in the Contract until it reaches 0% for that purchase payment.
(3) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

(4) The Administration Contract Charge is not imposed after annuitization.
(5) These charges are not imposed on the Fixed Account.

(6) MetLife Advisers and the Zenith Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses attributable to certain series of the Zenith Fund (other than brokerage costs, interest, taxes or extraordinary expenses), so that total annual expenses of these series will not exceed, at any time prior to April 30, 2003, the following percentages: .70% for Salomon Brothers U.S. Government Series; .90% for the MFS Investors Trust Series; .90% for MFS Research Managers Series; and 1.20% for the FI Mid Cap Opportunities Series. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived or expenses paid if, in the future, actual expenses are less than these expense limits.


(7) Total annual expenses do not reflect certain expense reductions due to directed brokerage arrangements. If we included these reductions, total annual expenses would have been: .82% for the Davis Venture Value Series; .74% for the FI Structured Equity Series; .84% for the Harris Oakmark Focused Series; .98% for the Harris Oakmark Large Cap Value Portfolio; .75% for the State Street Research Investment Trust Portfolio; .97% for the Neuberger Berman Partners Mid Cap Value Portfolio; and 1.14% for the Putnam International Stock Portfolio.


(8) MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios, so that total annual expenses of these portfolios will not exceed, at any time prior to April 30, 2003, the following percentages: 1.00% for the Putnam Large Cap Growth Portfolio; .80% for the Russell 2000 Index Portfolio; .70% for the MetLife Mid Cap Stock Index Portfolio; 1.00% for the Morgan Stanley EAFE Index Portfolio; 1.20% for the Janus Growth Portfolio; 1.30% for the Franklin Templeton Small Cap Growth Portfolio; and 1.00% for the State Street Research Large Cap Value Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Janus Growth Portfolio, the Franklin Templeton Small Cap Growth Portfolio and the State Street Research Large Cap Value Portfolio if, in the future, actual expenses of these portfolios are less than these expense limits.




(9) The Zenith Fund, Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series have each adopted Distribution Plans under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plans are described in more detail in the Eligible Funds' prospectuses.


(10) Total Expenses for the Janus Growth, Franklin Templeton Small Cap Growth, PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth, MFS Research International, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios are annualized based on the months the Portfolios were in operation in 2001. The Janus Growth and Franklin Templeton Small Cap Growth Portfolios commenced operations on May 1, 2001. The PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios commenced operations on February 12, 2001. The Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios commenced operations on October 9, 2001.


(11) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, and 12b-1 Plan fees) will not exceed, at any time prior to April 30, 2003, the following percentages: .70% for the Lord Abbett Bond Debenture Portfolio; .65% for the PIMCO Total Return Portfolio; .90% for the Met/AIM Mid Cap Core Equity Portfolio; 1.05% for the Met/AIM Small Cap Growth Portfolio; .80% for the MFS Mid Cap Growth Portfolio; 1.10% for the PIMCO Innovation Portfolio; 1.00% for the MFS Research International Portfolio; and 1.10% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.




(12) In these examples, the average Administration Contract Charge of .06% has been used. (See (4), above.)


(13) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)

-------------------------------------------------------------------------------

                                  THE COMPANY

  We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.


  We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                             THE VARIABLE ACCOUNT

  We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

  The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

  We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

  We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

  Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

  You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

  STATE STREET RESEARCH MONEY MARKET SERIES (FORMERLY THE BACK BAY ADVISORS MONEY MARKET SERIES)


  The State Street Research Money Market Series' investment objective is the highest possible level of current income consistent with preservation of capital. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Series.


  During extended periods of low interest rates, the yields of the subaccount investing in the State Street Research Money Market Series may become extremely low and possibly negative.



  SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

  The Salomon Brothers Strategic Bond Opportunities Series' investment objective is a high level of total return consistent with preservation of capital.


  SALOMON BROTHERS U.S. GOVERNMENT SERIES

  The Salomon Brothers U.S. Government Series' investment objective is a high level of current income consistent with preservation of capital and maintenance of liquidity.


  STATE STREET RESEARCH BOND INCOME SERIES (FORMERLY THE BACK BAY ADVISORS BOND INCOME SERIES)


  The State Street Research Bond Income Series' investment objective is a high level of current income consistent with protection of capital.


  BALANCED SERIES


  The Balanced Series' investment objective is long-term total return from a combination of capital appreciation and current income.


  ALGER EQUITY GROWTH SERIES

  The Alger Equity Growth Series' investment objective is long-term capital appreciation.


  DAVIS VENTURE VALUE SERIES

  The Davis Venture Value Series' investment objective is growth of capital.


  FI MID CAP OPPORTUNITIES SERIES


  The FI Mid Cap Opportunities Series' investment objective is long-term growth of capital.


  FI STRUCTURED EQUITY SERIES (FORMERLY THE WESTPEAK GROWTH AND INCOME SERIES)


  The FI Structured Equity Series' investment objective is long-term growth of capital.


  HARRIS OAKMARK FOCUSED VALUE SERIES (FORMERLY THE HARRIS OAKMARK MID CAP VALUE SERIES)


  The Harris Oakmark Focused Value Series' investment objective is long-term capital appreciation.


  LOOMIS SAYLES SMALL CAP SERIES

  The Loomis Sayles Small Cap Series' investment objective is long-term capital growth from investments in common stocks or other equity securities.

  MFS INVESTORS TRUST SERIES (FORMERLY THE MFS INVESTORS SERIES)

  The MFS Investors Trust Series' investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.


  MFS RESEARCH MANAGERS SERIES

  The MFS Research Managers Series' investment objective is long-term growth of capital.

  LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO


  The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.

  HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO


  The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.


  JANUS GROWTH PORTFOLIO


  The Janus Growth Portfolio's investment objective is long-term growth of capital.

  METLIFE STOCK INDEX PORTFOLIO


  The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").


  PUTNAM LARGE CAP GROWTH PORTFOLIO


  The Putnam Large Cap Growth Portfolio's investment objective is capital appreciation.


  STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO (FORMERLY THE STATE STREET RESEARCH GROWTH PORTFOLIO)


  The State Street Research Investment Trust Portfolio's investment objective is long-term growth of capital and income.


  STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO


  The State Street Research Large Cap Value Portfolio's investment objective is long-term growth of capital.


  JANUS MID CAP PORTFOLIO


  The Janus Mid Cap Portfolio's investment objective is long-term growth of capital.

  METLIFE MID CAP STOCK INDEX PORTFOLIO


  The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Index ("S&P MidCap 400 Index").

  NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO


  The Neuberger Berman Partners Mid Cap Value Portfolio's investment objective is capital growth.



  FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO


  The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

  RUSSELL 2000 INDEX PORTFOLIO


  The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.


  STATE STREET RESEARCH AURORA PORTFOLIO (FORMERLY THE STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIO)


  The State Street Research Aurora Portfolio's investment objective is high total return, consisting principally of capital appreciation.


  MORGAN STANLEY EAFE INDEX PORTFOLIO


  The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of Morgan Stanley Capital International Europe Australasia Far East Index ("MSCI EAFE Index").

  PUTNAM INTERNATIONAL STOCK PORTFOLIO

  The Putnam International Stock Portfolio's investment objective is long-term growth of capital.

  LORD ABBETT BOND DEBENTURE PORTFOLIO


  The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.

  PIMCO TOTAL RETURN PORTFOLIO


  The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

  MET/AIM MID CAP CORE EQUITY PORTFOLIO


  The Met/AIM Mid Cap Core Equity Portfolio's investment objective is long-term growth of capital.


  MET/AIM SMALL CAP GROWTH PORTFOLIO


  The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.


  MFS MID CAP GROWTH PORTFOLIO


  The MFS Mid Cap Growth Portfolio's investment objective is long-term growth of capital.

  PIMCO INNOVATION PORTFOLIO


  The PIMCO Innovation Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.


  MFS RESEARCH INTERNATIONAL PORTFOLIO


  The MFS Research International Portfolio's investment objective is capital appreciation.



  STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO


  The State Street Research Concentrated International Portfolio's investment objective is long-term growth of capital.


  AMERICAN FUNDS GROWTH FUND


  The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.


  AMERICAN FUNDS GROWTH-INCOME FUND


  The American Funds Growth-Income Fund's investment objective is to seek capital appreciation and income.

  AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


  The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.

INVESTMENT ADVICE

  MetLife Advisers, an affiliate of the Company, serves as investment adviser for each Series of the Zenith Fund. On May 1, 2001, MetLife Advisers became the investment adviser to the Portfolios of the Metropolitan Fund. The chart below shows the sub-adviser of each Series and the sub-investment manager for each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its sub-advisers and is ultimately responsible for the investment performance of these Eligible Funds. Each sub-adviser and sub-investment manager is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



SERIES                               SUB-ADVISER
------                               -----------
State Street Research Money Market
 Series............................  State Street Research & Management Company*
Salomon Brothers Strategic Bond
 Opportunities**...................  Salomon Brothers Asset Management Inc
Salomon Brothers U.S. Government
 Series............................  Salomon Brothers Asset Management Inc
State Street Research Bond Income
 Series............................  State Street Research & Management Company*
Balanced Series....................  Wellington Management Company, LLP.
Alger Equity Growth Series.........  Fred Alger Management, Inc.
Davis Venture Value Series.........  Davis Selected Advisers, L.P.***
FI Mid Cap Opportunities Series....  Fidelity Management & Research Company
FI Structured Equity Series........  Fidelity Management & Research Company****
Harris Oakmark Focused Value
 Series............................  Harris Associates L.P.
Loomis Sayles Small Cap Series.....  Loomis Sayles & Company, L.P.
MFS Investors Trust Series.........  Massachusetts Financial Services Company
MFS Research Managers Series.......  Massachusetts Financial Services Company
Lehman Brothers Aggregate Bond
 Index Portfolio...................  Metropolitan Life Insurance Company+
Harris Oakmark Large Cap Value
 Portfolio.........................  Harris Associates, L.P.
Janus Growth Portfolio.............  Janus Capital Corporation
MetLife Stock Index Portfolio......  Metropolitan Life Insurance Company+
Putnam Large Cap Growth Portfolio..  Putnam Investment Management, LLC
State Street Research Investment
 Trust Portfolio...................  State Street Research & Management Company
State Street Research Large Cap
 Value Portfolio...................  State Street Research & Management Company
Janus Mid Cap Portfolio............  Janus Capital Corporation
MetLife Mid Cap Stock Index
 Portfolio.........................  Metropolitan Life Insurance Company+
Neuberger Berman Partners Mid Cap
 Value Portfolio...................  Neuberger Berman Management Inc.
Franklin Templeton Small Cap Growth
 Portfolio.........................  Franklin Advisers, Inc.
Russell 2000 Index Portfolio.......  Metropolitan Life Insurance Company+
State Street Research Aurora
 Portfolio.........................  State Street Research & Management Company
Morgan Stanley EAFE Index
 Portfolio.........................  Metropolitan Life Insurance Company+
Putnam International Stock
 Portfolio.........................  Putnam Investment Management, LLC+

--------

    * State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

   ** The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment subadvisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc.

  *** Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary of Davis Selected.


 **** Fidelity Management & Research Company became the sub-adviser on May 1,
      2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.


    + Metropolitan Life Insurance Company became the sub-investment manager for the Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE Index and Russell 2000 Index Portfolios on May 1, 2001. Prior to that time, Metropolitan Life Insurance Company served as the investment manager.

  For more information regarding the investment adviser and the sub-adviser of the Zenith Fund Series or the sub-investment manager of the Metropolitan Series Fund Portfolios, see the Zenith Fund or the Metropolitan Series Fund prospectuses attached at the end of this prospectus and their Statements of Additional Information.

  Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. sub-adviser). Lord, Abbett & Co. is the Adviser to the Lord Abbett Bond Debenture Portfolio. Pacific Investment Management Company LLC is the Adviser to the PIMCO Total Return Portfolio. AIM Capital Management, Inc. is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios. Massachusetts Financial Services Company is the Adviser to the MFS Mid Cap Growth and MFS Research International Portfolios. PIMCO Equity Advisors, a division of PIMCO Advisors, L.P., is the Advisor to the PIMCO Innovation Portfolio. State Street Research & Management Company is the Adviser to the State Street Research Concentrated International Portfolio. For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.


  Capital Research and Management Company is the investment adviser for the American Funds Insurance Series Funds. For more information about the investment adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

  You can also get information about the Zenith Fund, Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

  An investment adviser or affiliates thereof may compensate NELICO and/or certain affiliates for administrative, distribution, or other services relating to the Eligible Funds. This compensation is based on assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. We (or our affiliates) may also be compensated with 12b-1 fees from the Eligible Funds, up to .25% of assets. Some Eligible Funds or their advisers (or other affiliates) may pay us more than others, and the amounts paid may be significant. New England Securities Corporation ("New England Securities") may also receive brokerage commissions on securities transactions initiated by an investment adviser.

SHARE CLASSES OF THE ELIGIBLE FUNDS

  The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract.

  . For the Zenith Fund, we offer Class A shares for all Series except the FI Mid Cap Opportunities Series which is Class B;


  . For the Metropolitan Fund, we offer Class A shares of Putnam Large Cap Growth, Putnam International Stock and State Street Research Aurora Portfolios; Class B shares of Lehman Brothers Aggregate Bond Index, Janus Growth, Janus Mid Cap, MetLife Mid Cap Stock Index, MetLife Stock Index, Neuberger Berman Partners Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index and State Street Research Investment Trust Portfolios and Class E shares of the Harris Oakmark Large Cap Value and State Street Research Large Cap Value Portfolios;


  . For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the State Street Research Concentrated International Portfolio which is Class E; and


  .  For the American Funds Insurance Series, we offer Class 2 shares only.

  Additionally, shares of the Zenith Fund Series and the Metropolitan Fund Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Zenith Fund or the Metropolitan Fund may conflict. The Zenith Fund Board of Trustees and the Metropolitan Fund Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



SUBSTITUTION OF INVESTMENTS

  If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, at any time in our sole discretion.





LOANS


  Under current practice, if a Contract loan installment repayment is not made, interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan.


PREMIUM TAX CHARGE


  We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


REQUESTS AND ELECTIONS



  We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.


  Requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:


  . By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time


  .  Through your Registered Representative


  . In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or


  .  By fax (515) 457-4301


  All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone.


                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

  The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

    1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

    2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

    3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

    4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

    5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

  An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

  For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.


  A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Status--Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

  In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                           FEDERAL INCOME TAX STATUS

INTRODUCTION

  The following discussion is a general discussion of Federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

  The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain plans entitled to special income tax treatment ("Qualified Contracts") under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of this prospectus, Qualified Contracts are

Contracts that fund Qualified Plans, TSA Plans, IRAs, SEPs and SARSEPs, SIMPLE IRAs, Roth IRAs, Section 457 Plans, and Governmental Plans. Purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

TAXATION OF THE COMPANY

  We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from us, and its operations form a part of us, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains arising from the operation of the Variable Account are automatically applied to increase reserves under the Contracts. Under existing Federal income tax law, we believe that the Variable Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

  Accordingly, we do not anticipate that it will incur any Federal income tax liability attributable to the Variable Account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the Federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the Variable Account, then we may impose a charge against the Variable Account (with respect to some or all Contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACT

  We believe that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract's Account Value will not be taxable until amounts are received from the Contract, either in the form of Annuity payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

  Diversification. Section 817(h) of the Code requires that with respect to
  ----------------
Non-Qualified Contracts, the investments of the Funds must be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under Federal tax law. The Variable Account, through the Eligible Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Eligible Funds' assets may be invested.

  Owner Control. In some circumstances, owners of variable annuity contracts
  --------------
may be considered the owners, for Federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

  The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

  Required Distributions. In order to be treated as an annuity contract for
  -----------------------
federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the annuity date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the annuity date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

  The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code Section 72(s). Other rules may apply to Qualified Contracts.

  The following discussion is based on the assumption that the Contract qualifies as an annuity contract for Federal income tax purposes.

TAXATION OF ANNUITIES

  In General. Section 72 of the Code governs taxation of annuities in general.
  -----------
We believe that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., withdrawals or annuity payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

  The owner of a Non-Qualified annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and prospective Contract Owners that are not natural persons may wish to discuss these with a competent tax advisor.


  The following discussion generally applies to a Contract owned by a natural person.

  Investment in the Contract. The "investment in the contract" generally
  ---------------------------
equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. For a Contract issued in connection with a Qualified Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.


  Surrenders. In the case of a surrender under a Qualified Contract, including
  -----------
Systematic Withdrawals, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan.

  With respect to Non-Qualified Contracts, partial surrenders, including Systematic Withdrawals, are generally treated as taxable income to the extent that the Contract Value immediately before the surrender exceeds the "investment in the contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

  Annuity Payments. Although the tax consequences may vary depending on the
  -----------------
annuity payment elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

  Penalty Tax. In the case of a distribution pursuant to a Non-Qualified
  ------------
Contract, there may be imposed a Federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an owner;
(3) received in substantially equal periodic payments over the owner's life or life expectancy or the joint lives or life expectancies of the owner and a "designated beneficiary". Caution: changes to the payment stream prior to the later of age 59 1/2 or within 5 years (other than by reason of death or disability), causes retroactive imposition of the penalty tax and interest. Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.


  Taxation of Death Benefit Proceeds. Amounts may be distributed from the
  -----------------------------------
Contract because of the death of a Contract Owner (or Annuitant if the Contract Owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or
(2) if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

  Transfers, Assignments, Exchanges and Maturity Dates. A transfer of
  -----------------------------------------------------
ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  Multiple Contracts. All Non-Qualified deferred annuity contracts that are
  -------------------
issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise.


  Tax Treatment of Loans. The tax and ERISA rules relating to participant
  -----------------------
loans under tax benefited retirement plans are complex and in some cases unclear, and they may vary depending on the individual circumstances of each loan. We strongly recommend that you, your employer and your plan fiduciary consult a qualified tax advisor regarding the currently applicable tax and ERISA rules before taking any action with respect to loans.

  Contract loans are available to participants under TSA Plans (not subject to ERISA) and to trustees of Qualified Plans. See "Loan Provisions for Certain Tax Benefited Retirement Plans". We require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

  Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). (The loan application defines a default on the loan and includes, among other things, nonpayment of three consecutive or a total of five installment repayments, or surrender of the Contract.) For TSA Plans that are not subject to ERISA, the current actual distribution will be limited to pre-1989 money unless you are age 59 1/2 or otherwise comply with the legal requirements for permitted distributions under the TSA contract. If these limitations do not apply (i.e. you are under the age of 59 1/2 or no pre-1989 money is in your contract) we will report the amount of the unpaid installment repayment or default as a deemed distribution for tax purposes, but will postpone an actual distribution from the Contract until the earliest distribution date permitted under the law. We will not accept an installment repayment of less than the amount billed. A full or partial surrender of the Contract to repay all or part of the loan may result in serious adverse tax consequences for the plan participant (including penalty taxes) and may adversely affect the qualification of the plan or Contract. The trustee of a Qualified Plan subject to ERISA will be responsible for reporting to the IRS and advising the participant of any tax consequences resulting from the reduction in the Contract Value caused by the surrender and for determining whether the surrender adversely affects the qualification of the plan. In the case of a TSA Plan not subject to ERISA, we will report the default to the IRS as a taxable distribution under the Contract.

  The Internal Revenue Service issued regulations that require that if the repayment terms of a loan are not satisfied after the loan has been made due to a failure to make a loan repayment as scheduled, including any applicable grace period, the balance of the loan would be deemed to be distributed. If the loan is treated as a distribution under Code Section 72(p), the regulations state that the amount so distributed is to be treated as a taxable distribution subject to the normal rules of Code Section 72, if the participant's interest in the plan includes after-tax contributions (or other tax basis). A deemed distribution would also be a distribution for purposes of the 10 percent tax in Code Section 72(t). However, a deemed distribution under
Section 72(p) would not be treated as an actual distribution for purposes of Code Section 401, the rollover and income averaging provisions of Section 402 and the distribution restrictions of Section 403(b).

  Your loan will be deemed to be in default if you fail to make three consecutive loan payments or you fail to make any five loan payments when due, (without any grace period). We will tax report as a distribution or deemed distribution the entire unpaid loan balance on any defaulted loan for the year of the default.


  Solely for purposes of section 72(p) of the Code and the regulations thereunder dealing with loans and loan defaults (and not for purposes of the three consecutive or five missed payment default trigger or any tax reporting thereon):


1. an administrative grace period will be granted up to the end of the quarter following the quarter in which any missed payment was due, and


2. any subsequent payment made while a missed payment is outstanding will be applied against the missed payments in the order in which they became due.


  The application of the three consecutive missed payment and any five missed payment default event under the terms of your loan may result in a loan default and a taxable deemed distribution or distribution to you earlier than required under the income tax regulations.


  The Department of Labor has issued regulations (the "ERISA regulations") governing plan participant loans under retirement plans subject to ERISA. Generally, the ERISA regulations will apply to retirement plans that qualify under Section 401(a) and certain other employer-sponsored qualified plans. YOU AND YOUR EMPLOYER ARE RESPONSIBLE FOR DETERMINING WHETHER YOUR PLAN IS SUBJECT TO AND COMPLIES WITH THE ERISA REGULATIONS ON PARTICIPANT PLAN LOANS.

  It is the responsibility of the trustee of a Qualified Plan subject to ERISA to ensure that the proceeds of a Contract loan are made available to a participant under a separate plan loan agreement. The terms of this agreement must comply with all the plan qualification requirements including the requirements of the ERISA regulations on plan loans. The plan loan agreement may differ from your Contract loan provisions and, if you are a participant in a Qualified Plan subject to ERISA, you should consult with the fiduciary administering the plan loan program to determine your rights and obligations with respect to plan loans.

  The ERISA regulations have requirements for plan loans relating to their maximum amount, availability, and other matters. Among the rules are the requirements that the loan bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. These regulations may change from time to time. Failure to comply with these requirements may result in penalties under the Code and under ERISA.

  One of the current requirements of the ERISA regulations is that the plan must charge a "commercially reasonable" rate of interest for plan loans. The Contract loan interest rate may not be considered "commercially reasonable" within the meaning of the ERISA regulations. It is the responsibility of the plan fiduciary to charge the participant any additional interest under the plan loan agreement which may be necessary to make the overall rate charged comply with the regulation. The ERISA regulations also currently require that a loan be adequately secured, but provide that not more than 50% of the participant's vested account balance under the plan may be used as security for the loan. A Contract loan is secured by a portion of the Contract Value which is held in the Company's general account. The plan fiduciary must ensure that the Contract Value held as security under the Contract, plus any additional portion of the participant's vested account balance which is used as security under the plan loan agreement, does not exceed 50% of the participant's total vested account balance under the plan.

QUALIFIED CONTRACTS

  The Contract is designed for use with certain retirement plans that qualify for Federal tax benefits. The tax rules applicable to participants and beneficiaries in these retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

  We make no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Contract Owners and participants under retirement plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Adverse tax or other legal consequences to the plan, to the participant or to both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contract Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract under applicable Federal and state tax laws and ERISA.

  The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.


(i) Plan Contribution Limits

  Statutory limitations on contributions to retirement plans that qualify for Federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are generally not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.

  TSA PLANS

  Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations. For more information about all the applicable limitations, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations. Any purchase payments attributable to permissible contributions under Code
Section 403(b) (and earnings thereon) are not taxable to the Annuitant until amounts are distributed from the Contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.


  The Contract includes a Death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  IRAS, SEPS, SARSEPS, SIMPLE IRAS AND ROTH IRAS

  The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of a specified annual amount or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is a specified annual amount. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, for 2001 the deductions are phased out and eventually eliminated, depending on the taxpayer's adjusted gross income. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the specified annual amount for deductible payments. An IRA is also the vehicle that receives contributions to SEPs, SARSEPs and SIMPLE IRAs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are limited. The maximum salary reduction contribution currently permitted to a SIMPLE IRA is a specified annual amount. In addition, an employer must make a matching non-elective contribution to a SIMPLE IRA of the employee unless certain exceptions apply. For more information concerning the contributions to IRAs, SEPs, SARSEPs, and SIMPLE IRAs you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. For more information concerning contributions to SEPs, SARSEPs and SIMPLE IRAs, you should obtain a copy of IRS publication 560 Retirement Plans for Small Business. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of distributions from an eligible employer plan.


  ROTH IRAS

  Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of the specified annual amount or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is the specified annual amount. Except in the case of a rollover or a transfer, no more than the specified annual amount can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited depending on the taxpayer's modified adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns).You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


  SECTION 457 PLANS

  Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 100% of includible compensation or the specified annual amount. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid (or in the case of non-governmental plans, made available) to that employee or executive or his/her Beneficiary. Distributions from governmental Section 457(b) Plans may be rolled over to a Qualified Plan, TSA, IRA or another governmental Section 457 Plan. With respect to a Section 457(b) Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The Plans may permit participants to specify the form of investment for their deferred compensation accounts. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.


  QUALIFIED PLANS

  Code section 401(a) permits employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

  The Contract includes a Death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

(ii) Distributions from the Contract

  MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

  Distributions called "eligible rollover distributions" from Qualified Plans and from TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form, certain distributions of after-tax contributions, and hardship distributions. Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA, governmental Section 457(b) Plan or IRA.


  QUALIFIED PLANS, TSA PLANS, IRAS, SEPS, SARSEPS, SIMPLE IRAS, ROTH IRAS AND GOVERNMENTAL PLANS

  Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP, SIMPLE IRA or Section 457(b) Governmental Plan are taxable under
Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the Contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of substantially equal periodic payments over the owner's life or life expectancy or the joint lives or life expectancies of the owner and a "designated beneficiary".
Caution: changes to the payment stream prior to the later of age 59 1/2 or within 5 years (other than by reason of death or disability), causes retroactive imposition of the penalty tax and interest; or (iv) when distribution is made pursuant to a qualified domestic relations order. Distributions from governmental Section 457 Plans which are attributable to rollover contributions from IRAs, TSAs and other qualified plans may be subject to the 10% penalty tax with the same exceptions as for qualified plans. In the case of IRAs, SEPs, SARSEPs and SIMPLE IRAs, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply. Additional exceptions may apply in specified circumstances. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  If the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the Beneficiary. If the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

  For TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under
Section 403(b) of the Code may be made.

  For a SIMPLE IRA, the 10% penalty tax described above is increased to 25% with respect to withdrawals made during the first two years of participation.


  Except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. In the case of a Qualified Plan a TSA or Section 457 Plan, if the Annuitant is not a "five-percent owner" as defined in the Code, these distributions must begin by the later of the date determined by the preceding sentence or April 1 of the year following the year in which the Annuitant retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP, SARSEPs and SIMPLE IRAs), Qualified Plans, TSA Plans and Section 457 Plans. Roth IRAs under Section 408A do not require distributions at any time prior to the Contract Owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.


  Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

  SECTION 457 PLANS

  When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. Subject to certain exceptions, the plan must not permit distributions prior to the Annuitant's severance from employment.


  Generally, annuity payments, periodic payments or annual distributions must commence by the later of April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 or the year of retirement, and meet other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules generally apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus.

WITHHOLDING

  Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. We are required to withhold taxes from certain distributions under certain Qualified Contracts.


POSSIBLE CHANGES IN TAXATION

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

  As noted above, the foregoing discussion of the Federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of a distribution. A competent tax advisor should be consulted for further information.

GENERAL

  At the time the initial purchase payment is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Contract or a Qualified Contract. If the initial premium is derived from an exchange or surrender of another annuity contract, we may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. We will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum initial purchase payment stated above. Additional purchase payments under a Contract must qualify for the same Federal income tax treatment as the initial purchase payment under the Contract; we will not accept an additional purchase payment under a Contract if the Federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

                      INVESTMENT PERFORMANCE INFORMATION

  We may advertise or include in sales literature current and effective yields for the sub-accounts.


YIELDS


  The current yield of the State Street Research Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.


  The yield of a Sub-Account (besides the State Street Research Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


                           ACCUMULATION UNIT VALUES

  Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015. Set forth below are accumulation unit values for Sub-accounts of the New England Variable Annuity Separate Account Variable Account.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                  NUMBER OF
                                                                 ACCUMULATION
                                    ACCUMULATION                    UNITS
                                    UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                    BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                       PERIOD     END OF PERIOD (IN THOUSANDS)
                                    ------------- ------------- --------------
State Street Research Money Market
Sub-Account
 04/19/95* to 12/31/95.............   1.834830      1.889065         2,759
 01/01/96 to 12/31/96..............   1.889065      1.959126         9,258
 01/01/97 to 12/31/97..............   1.959126      2.036045         8,797
 01/01/98 to 12/31/98..............   2.036045      2.114493        14,711
 01/01/99 to 12/31/99..............   2.114493      2.189734        14,979
 01/01/00 to 12/31/00..............   2.189734      2.294889        10,956
 01/01/01 to 12/31/01..............   2.294889      2.353490        11,965

Salomon Brothers Strategic Bond
Opportunities Sub-Account
 04/19/95* to 12/31/95.............   1.031165      1.158823         1,975
 01/01/96 to 12/31/96..............   1.158823      1.307292        11,146
 01/01/97 to 12/31/97..............   1.307292      1.432601        23,303
 01/01/98 to 12/31/98..............   1.432601      1.442191        34,842
 01/01/99 to 12/31/99..............   1.442191      1.443394        30,999
 01/01/00 to 12/31/00..............   1.443394      1.526867        25,512
 01/01/01 to 12/31/01..............   1.526867      1.609033        22,563

Salomon Brothers U.S. Government
Sub-Account
 04/19/95* to 12/31/95.............   1.046872      1.139109         2,122
 01/01/96 to 12/31/96..............   1.139109      1.160957         5,512
 01/01/97 to 12/31/97..............   1.160957      1.242399         8,346
 01/01/98 to 12/31/98..............   1.242399      1.318989        15,795
 01/01/99 to 12/31/99..............   1.318989      1.303556        14,531
 01/01/00 to 12/31/00..............   1.303556      1.420573        12,155
 01/01/01 to 12/31/01..............   1.420573      1.495769        13,181

State Street Research Bond Income
Sub-Account
 04/19/95* to 12/31/95.............   2.700549      3.037039         1,299
 01/01/96 to 12/31/96..............   3.037039      3.134109         4,588
 01/01/97 to 12/31/97..............   3.134109      3.428788         7,595
 01/01/98 to 12/31/98..............   3.428788      3.688741        14,529
 01/01/99 to 12/31/99..............   3.688741      3.622325        14,185
 01/01/00 to 12/31/00..............   3.622325      3.865022        12,000
 01/01/01 to 12/31/01..............   3.865022      4.148726        11,590

Balanced Sub-Account
 04/19/95* to 12/31/95.............   1.073645      1.227281         3,848
 01/01/96 to 12/31/96..............   1.227281      1.415482        17,356
 01/01/97 to 12/31/97..............   1.415482      1.622453        33,627
 01/01/98 to 12/31/98..............   1.622453      1.746518        49,657
 01/01/99 to 12/31/99..............   1.746518      1.635868        44,498
 01/01/00 to 12/31/00..............   1.635868      1.583103        34,052
 01/01/01 to 12/31/01..............   1.583103      1.492281        29,175



--------

*Date on which the Sub-Account first became available.

                                                                   NUMBER OF
                                                                  ACCUMULATION
                                     ACCUMULATION                    UNITS
                                     UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                     BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                        PERIOD     END OF PERIOD (IN THOUSANDS)
                                     ------------- ------------- --------------
Alger Equity Growth Sub-Account
 04/19/95* to 12/31/95.............    1.091430      1.402375         3,908
 01/01/96 to 12/31/96..............    1.402375      1.565675        18,547
 01/01/97 to 12/31/97..............    1.565675      1.940577        32,284
 01/01/98 to 12/31/98..............    1.940577      2.829403        49,761
 01/01/99 to 12/31/99..............    2.829403      3.744249        56,626
 01/01/00 to 12/31/00..............    3.744249      3.188694        53,630
 01/01/01 to 12/31/01..............    3.188694      2.767486        43,121

Davis Venture Value Sub-Account
 04/19/95* to 12/31/95.............    1.071598      1.323183         3,798
 01/01/96 to 12/31/96..............    1.323183      1.642613        17,783
 01/01/97 to 12/31/97..............    1.642613      2.163463        39,083
 01/01/98 to 12/31/98..............    2.163463      2.442138        57,831
 01/01/99 to 12/31/99..............    2.442138      2.831476        58,967
 01/01/00 to 12/31/00..............    2.831476      3.058670        56,016
 01/01/01 to 12/31/01..............    3.058670      2.681119        48,319

FI Structured Equity Sub-Account
 04/19/95* to 12/31/95.............    1.193057      1.485762         2,885
 01/01/96 to 12/31/96..............    1.485762      1.730922         9,527
 01/01/97 to 12/31/97..............    1.730922      2.279329        18,638
 01/01/98 to 12/31/98..............    2.279329      2.798615        35,465
 01/01/99 to 12/31/99..............    2.798615      3.019311        40,407
 01/01/00 to 12/31/00..............    3.019311      2.825493        33,874
 01/01/01 to 12/31/01..............    2.825493      2.399187        27,126

Harris Oakmark Focused Value Sub-
Account
 04/19/95* to 12/31/95.............    1.201698      1.438865         2,010
 01/01/96 to 12/31/96..............    1.438865      1.669358         9,083
 01/01/97 to 12/31/97..............    1.669358      1.932280        15,872
 01/01/98 to 04/30/98..............    1.932280      2.198781        17,610
 05/01/98 to 12/31/98..............    2.203999      1.802285        19,212
 01/01/99 to 12/31/99..............    1.802285      1.784358        16,342
 01/01/00 to 12/31/00..............    1.784358      2.120229        14,395
 01/01/01 to 12/31/01..............    2.120229      2.672703        17,343

Loomis Sayles Small Cap Sub-Account
 04/19/95* to 12/31/95.............    1.010468      1.219226         2,427
 01/01/96 to 12/31/96..............    1.219226      1.571807         9,083
 01/01/97 to 12/31/97..............    1.571807      1.936137        26,450
 01/01/98 to 12/31/98..............    1.936137      1.877786        35,171
 01/01/99 to 12/31/99..............    1.877786      2.440858        30,705
 01/01/00 to 12/31/00..............    2.440858      2.534666        12,155
 01/01/01 to 12/31/01..............    2.534666      2.279741        26,119

MFS Investors Trust Sub-Account
 07/01/99* to 12/31/99.............    1.025647      1.019236         2,303
 01/01/00 to 12/31/00..............    1.019236      1.004142         3,719
 01/01/01 to 12/31/01..............    1.004142      0.832779         3,188


--------
 *Date on which the Sub-Account first became available.

                                                                   NUMBER OF
                                                                  ACCUMULATION
                                     ACCUMULATION                    UNITS
                                     UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                     BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                        PERIOD     END OF PERIOD (IN THOUSANDS)
                                     ------------- ------------- --------------
MFS Research Managers Sub-Account
 07/01/99* to 12/31/99.............    1.058573      1.187199         1,847
 01/01/00 to 12/31/00..............    1.187199      1.128742         8,233
 01/01/01 to 12/31/01..............    1.128742      0.880195         5,193

Lehman Brothers Aggregate Bond
Index Sub-Account
 01/22/01* to 12/31/01.............    1.077060      1.130647         1,823

Janus Growth Sub-Account
 05/01/01* to 12/31/01.............    1.000000      0.774950           467

MetLife Stock Index Sub-Account
 01/22/01* to 12/31/01.............    4.149787      3.528064           491

Putnam Large Cap Growth Sub-
Account*
 05/01/00* to 12/31/00.............    1.000000      0.723482         1,745
 01/01/01 to 12/31/01..............    0.723482      0.493718         2,323

State Street Research Investment
Trust Sub-Account
 05/01/01* to 12/31/01.............    7.438047      6.526184            15

Janus Mid Cap Sub-Account
 01/22/01* to 12/31/01.............    2.599143      1.552375           593

MetLife Mid Cap Stock Index Sub-
Account
 01/22/01* to 12/31/01.............    1.036337      1.030603           721

Neuberger Berman Partners Mid Cap
Value Sub-Account
 05/01/01* to 12/31/01.............    1.542542      1.503118            80

Franklin Templeton Small Cap Growth
Sub-Account
 05/01/01* to 12/31/01.............    1.000000      0.880003           645

Russell 2000 Index Sub-Account
 01/22/01* to 12/31/01.............    1.202699      1.186357           784

State Street Research Aurora Sub-
Account
 01/22/01* to 12/31/01.............    1.234067      1.400918         4,563

Morgan Stanley EAFE Index Sub-
Account
 01/22/01* to 12/31/01.............    1.102261      0.852904           430

Putnam International Stock Sub-
Account**
(previously the Morgan Stanley
 International Magnum Equity
 Sub-Account)
 04/19/95* to 12/31/95.............    1.219265      1.264600         2,523
 01/01/96 to 12/31/96..............    1.264600      1.330771        10,944
 01/01/97 to 12/31/97..............    1.330771      1.295867        18,722
 01/01/98 to 12/31/98..............    1.295867      1.371486        24,795
 01/01/99 to 12/31/99..............    1.371486      1.686150        23,222
 01/01/00 to 12/31/00..............    1.686150      1.493953        24,922
 01/01/01 to 12/31/01..............    1.493953      1.078413        21,118


--------

 *Date on which the Sub-Account first became available.


**On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract.

                                                                  NUMBER OF
                                                                 ACCUMULATION
                                    ACCUMULATION                    UNITS
                                    UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                    BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                       PERIOD     END OF PERIOD (IN THOUSANDS)
                                    ------------- ------------- --------------
Lord Abbett Bond Debenture Sub-
Account
 05/01/01* to 12/31/01.............    1.389438      1.374719         103

PIMCO Total Return Sub-Account
 05/01/01* to 12/31/01.............    1.001108      1.072606       1,661

MFS Mid Cap Growth Sub-Account
 05/01/01* to 12/31/01.............    0.981160      0.824101         646

PIMCO Innovation Sub-Account
 05/01/01* to 12/31/01.............    0.822604      0.609654         343

MFS Research International Sub-
Account
 05/01/01* to 12/31/01.............    0.972280      0.848201         163

American Funds Growth Sub-Account
 05/01/01* to 12/31/01.............   13.039200     11.078413         298

American Funds Growth-Income Sub-
Account
 05/01/01* to 12/31/01.............    8.544177      8.240126         524

American Funds Global Small
Capitalization Sub-Account
 05/01/01* to 12/31/01.............    1.478936      1.345023         406

--------

 * Date on which the Sub-Account first became available.



                                  PREMIUM TAX

  Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


               CONTRACTS USED WITH TAX
JURISDICTION   QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
------------   -------------------------- -------------------
California                0.50%*                 2.35%
Maine                       --                   2.00%
Nevada                      --                   3.50%
Puerto Rico               1.00%                  1.00%
South Dakota                --                   1.25%
West Virginia             1.00%                  1.00%
Wyoming                     --                     1.0

--------

 * Contracts sold to (S)408(a) IRA Trusts are taxed at 2.35%.


See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           AMERICAN GROWTH SERIES-I
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                 ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                               MAY 1, 2002


  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2000, as supplemented May 1, 2001 and May 1, 2002 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.


VA-253-02

                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           -----
The Company...............................................................  II-3

Services Relating to the Variable Account.................................  II-3

Performance Comparisons...................................................  II-3

Calculation of Performance Data...........................................  II-4

Net Investment Factor..................................................... II-33

Annuity Payments.......................................................... II-33

Hypothetical Illustrations of Annuity Income Payouts...................... II-35

Historical Illustrations of Annuity Income Payouts........................ II-37

The Fixed Account......................................................... II-40

Experts................................................................... II-41

Legal Matters............................................................. II-41

Appendix A................................................................ II-42

Financial Statements......................................................   F-1

                                  THE COMPANY

  New England Life Insurance Company ("The Company") is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

                   SERVICES RELATING TO THE VARIABLE ACCOUNT

  The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

  Auditors. Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, conducts an annual audit of the Company's and Variable Account's financial statements.

  Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities as well as by the Company's life insurance agents and insurance brokers who are registered representatives of New England Securities. The Company pays commissions, none of which are retained by New England Securities, in connection with sales of the Contracts. For the years ended December 31, 1999, 2000 and 2001 the Company paid commissions in the amount of $16,053,475, $15,592,947, and $16,986,480 respectively.


                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in promotional literature. Such literature may refer to personnel of the advisers and/or subadvisers who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

  The advertising and sales literature for the Contracts and the Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contract Owners. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

  The tables below illustrate hypothetical Average Annual Total Returns for each Sub-Account for the periods shown, based on the actual investment experience of the Sub-Accounts, the New England Zenith Fund (the "Zenith Fund"), the Metropolitan Series Fund, Inc. ("the Metropolitan Fund"), the Met Investors Series Trust (the "Met Investors Series") and the American Funds Insurance Series during those periods. The tables do not represent what may happen in the future.


  The Variable Account was not established until July 1994. The Contracts were not available before April 10, 1995. The following Series of the Zenith Fund commenced operations as follows: State Street Research Money Market Series and State Street Research Bond Income Series, August 26, 1983; Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series, October 31, 1994; Harris Oakmark Focused Value Series (formerly the Harris Oakmark Mid Cap Value Series), April 30, 1993; Loomis Sayles Small Cap Series, May 2, 1994; MFS Investors Trust Series and MFS Research Managers Series, April 30, 1999; and FI Structured Equity Series (formerly the Westpeak Growth and Income Series), April 30, 1993. The following Portfolios of the Metropolitan Fund commenced operations as follows: Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios, November 9, 1998; Janus Mid Cap Portfolio, March 3, 1997; MetLife Stock Index Portfolio, May 1, 1990; Neuberger Berman Partners Mid Cap Value Portfolio, November 9, 1998; Putnam Large Cap Growth Portfolio, May 1, 2000; Morgan Stanley EAFE Index Portfolio, November 9, 1998; Putnam International Stock Portfolio, October 31, 1994 (on December 1, 2000, Putnam International Stock Portfolio was substituted for Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract; Morgan Stanley International Magnum Equity Series commenced operations on October 31, 1994; performance figures for dates on or before December 1, 2000 reflect performance of Morgan Stanley International Magnum Equity Series); Russell 2000 Index Portfolio, November 9, 1998; State Street Research Investment Trust Portfolio, June 24, 1983 (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available); MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios, July 5, 2000; and Janus Growth and Franklin Templeton Small Cap Growth Portfolios, May 1, 2001. The following Portfolios of the Met Investors Series commenced operations as follows: Lord Abbett Bond Debenture Portfolio, May 1, 1996; and PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios, February 12, 2001. The following Funds of the American Funds commenced operations as follows: American Funds Growth Fund and American Funds Growth-Income Fund, February 8, 1984; and American Funds Global Small Capitalization Fund, April 30, 1998.


  We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.

  The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. For purposes of this calculation, the maximum Administration Contract Charge of $30 is deducted, although the actual charge will be the lesser of 2% of Contract Value and $30 (and may be waived for certain large Contracts). Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of Units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 2001 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 2001 to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on December 31, 2001. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Average Annual Total Returns assume that no premium tax charge has been deducted.

  Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund shown is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

                    SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the State Street Research Money Market Sub-Account*



                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -3.98%
      5 Years.........................................................   3.15%
      Since Inception of the Subaccount...............................   3.33%

  For purchase payment allocated to the State Street Research Bond Income Sub-
Account*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................   0.47%
      5 Years.........................................................   5.22%
      Since Inception of the Subaccount...............................   6.21%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -1.35%
      5 Years.........................................................   3.66%
      Since Inception of the Subaccount...............................   6.47%

  For purchase payment allocated to the Salomon Brothers U.S. Government Sub-
Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -1.44%
      5 Years.........................................................   4.64%
      Since Inception of the Subaccount...............................   5.05%

  For purchase payment allocated to the Balanced Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -11.69%
      5 Years.........................................................   0.45%
      Since Inception of the Subaccount...............................   4.60%

  For purchase payment allocated to the Alger Equity Growth Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -18.63%
      5 Years.........................................................  11.62%
      Since Inception of the Subaccount...............................  14.60%


--------

* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Davis Venture Value Sub-Account


                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -17.83%
      5 Years...........................................................   9.82%
      Since Inception of the Sub-Account................................  14.37%

  For purchase payment allocated to the Harris Oakmark Focused Value Sub-
Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................  18.98%
      5 Years...........................................................   9.39%
      Since Inception of the Sub-Account................................  12.35%


  For purchase payment allocated to the Loomis Sayles Small Cap Sub-Account


                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -15.70%
      5 Years...........................................................   7.21%
      Since Inception of the Sub-Account................................  12.59%


  For purchase payment allocated to the MFS Investors Trust Sub-Account


                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -22.22%
      Since Inception of the Sub-Account................................ -10.36%

  For purchase payment allocated to the MFS Research Managers Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -26.82%
      Since Inception of the Sub-Account................................  -9.48%


  For purchase payment allocated to the FI Structured Equity Sub-Account**


                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -20.38%
      5 Years...........................................................   6.22%
      Since Inception of the Sub-Account................................  10.65%


  For purchase payment allocated to the Putnam Large Cap Growth Sub-Account


                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -35.87%
      Since Inception of the Sub-Account................................ -36.79%

--------

** Fidelity Management & Research Company became the sub-adviser on May 1,
  2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Putnam International Stock Sub-
Account***
  (previously the Morgan Stanley International Magnum Equity Sub-Account)


                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -26.49%
      5 Years...........................................................  -2.02%
      Since Inception of the Sub-Account................................  -1.65%

  For purchase payment allocated to the Lehman Brothers Aggregate Bond Index
Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................  -4.73%


  For purchase payment allocated to the Janus Mid Cap Sub-Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -48.96%


  For purchase payment allocated to the MetLife Stock Index Sub-Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -24.44%


  For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Sub-Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -15.39%


  For purchase payment allocated to the Morgan Stanley EAFE Index Sub-Account


                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -31.90%


  For purchase payment allocated to the Russell 2000 Index Sub-Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -11.01%


  For purchase payment allocated to the State Street Research Investment Trust Sub-Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -27.93%


  For purchase payment allocated to the Lord Abbett Bond Debenture Sub-Account


                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -13.39%

--------



*** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager. Values for periods prior to December 1, 2000 represent the performance of the Morgan Stanley International Magnum Equity Series.

  For purchase payment allocated to the American Funds Growth Sub-Account



                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Sub-Account.............................. -31.39%

  For purchase payment allocated to the American Funds Growth-Income Sub-
Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Sub-Account.............................. -16.72%

  For purchase payment allocated to the American Funds Global Small
Capitalization Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Sub-Account.............................. -23.86%

  For purchase payment allocated to the Janus Growth Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Sub-Account.............................. -40.42%

  For purchase payment allocated to the Franklin Templeton Small Cap Growth
Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Sub-Account.............................. -27.60%

  For purchase payment allocated to the MetLife Mid Cap Stock Index Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Sub-Account.............................. -10.21%

  For purchase payment allocated to the State Street Research Aurora Sub-
Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Sub-Account..............................   3.79%

  For purchase payment allocated to the PIMCO Total Return Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Sub-Account..............................  -2.21%

  For purchase payment allocated to the PIMCO Innovation Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Sub-Account.............................. -44.37%

  For purchase payment allocated to the MFS Research International Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Sub-Account.............................. -28.56%

  For purchase payment allocated to the MFS Mid Cap Growth Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Sub-Account.............................. -32.59%

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                (NON-STANDARD)

  For purchase payment allocated to the State Street Research Money Market
Series*



                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -3.98%
      5 Years.........................................................   3.15%
      10 Years........................................................   3.26%
      Since Inception of the Fund.....................................   4.68%

  For purchase payment allocated to the State Street Research Bond Income
Series*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................   0.47%
      5 Years.........................................................   5.22%
      10 Years........................................................   6.26%
      Since Inception of the Fund.....................................   7.98%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -1.35%
      5 Years.........................................................   3.66%
      Since Inception of the Fund.....................................   6.75%

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -1.44%
      5 Years.........................................................   4.64%
      Since Inception of the Fund.....................................   5.66%

  For purchase payment allocated to the Balanced Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -11.69%
      5 Years.........................................................   0.45%
      Since Inception of the Fund.....................................   5.63%

  For purchase payment allocated to the Alger Equity Growth Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -18.63%
      5 Years.........................................................  11.62%
      Since Inception of the Fund.....................................  15.15%

  For purchase payment allocated to the Davis Venture Value Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -17.83%
      5 Years.........................................................   9.82%
      Since Inception of the Fund.....................................  14.64%

--------



* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Harris Oakmark Focused Value Series


                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  18.98%
      5 Years.........................................................   9.39%
      Since Inception of the Fund.....................................  11.83%

  For purchase payment allocated to the Loomis Sayles Small Cap Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -15.70%
      5 Years.........................................................   7.21%
      Since Inception of the Fund.....................................  11.15%

  For purchase payment allocated to the MFS Investors Trust Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -22.22%
      Since Inception of the Fund.....................................  -9.16%

  For purchase payment allocated to the MFS Research Managers Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -26.82%
      Since Inception of the Fund.....................................  -7.20%

  For purchase payment allocated to the FI Structured Equity Series*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -20.38%
      5 Years.........................................................   6.22%
      Since Inception of the Fund.....................................  10.43%

  For purchase payment allocated to the Lehman Brothers Aggregate Bond Index
Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -1.69%
      Since Inception of the Fund.....................................   2.57%

  For purchase payment allocated to the Janus Mid Cap Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -42.69%
      Since Inception of the Fund.....................................   8.49%

  For purchase payment allocated to the MetLife Stock Index Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -20.14%
      5 Years.........................................................   7.56%
      10 Years........................................................  10.54%
      Since Inception of the Fund.....................................  11.28%

--------

* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio


                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -10.13%
      Since Inception of the Fund.....................................  12.33%

  For purchase payment allocated to the Putnam Large Cap Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -35.87%
      Since Inception of the Fund..................................... -38.17%

  For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -28.44%
      Since Inception of the Fund.....................................  -6.26%

  For purchase payment allocated to the Putnam International Stock Portfolio*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -26.49%
      5 Years.........................................................  -2.02%
      Since Inception of the Fund.....................................  -2.63%

  For purchase payment allocated to the Russell 2000 Index Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -7.71%
      Since Inception of the Fund.....................................   4.16%

  For purchase payment allocated to the State Street Research Investment Trust
Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -23.44%
      5 Years.........................................................   6.35%
      10 Years........................................................   9.96%
      Since Inception of the Fund.....................................  10.57%

  For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio**

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -4.17%
      5 Years.........................................................   3.59%
      Since Inception of the Fund.....................................   5.11%

--------

 * On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc., served as sub-investment manager. Values for periods prior to December 1, 2000 represent the performance of the Morgan Stanley International Magnum Equity Series.


**  The performance shown for the Lord Abbett Bond Debenture Portfolio's
    Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 fee.

  For purchase payment allocated to the American Funds Growth Fund



                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -24.58%
      5 Years.........................................................  16.15%
      10 Years........................................................  14.46%
      Since Inception of the Fund.....................................  14.29%

  For purchase payment allocated to the American Funds Growth-Income Fund

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -5.50%
      5 Years.........................................................  10.32%
      10 Years........................................................  11.53%
      Since Inception of the Fund.....................................  12.41%

  For purchase payment allocated to the American Funds Global Small
Capitalization Fund

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -19.70%
      Since Inception of the Fund.....................................   6.78%

  For purchase payment allocated to the Janus Growth Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund..................................... -40.42%

  For purchase payment allocated to the Franklin Templeton Small Cap Growth
Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund..................................... -27.60%

  For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund.....................................  -2.69%

  For purchase payment allocated to the State Street Research Aurora Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................   7.17%
      Since Inception of the Fund.....................................  19.88%

  For purchase payment allocated to the PIMCO Total Return Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund.....................................  -2.35%

  For purchase payment allocated to the PIMCO Innovation Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund..................................... -49.69%

For purchase payment allocated to the MFS Research International Portfolio


                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Fund....................................... -25.75%

For purchase payment allocated to the MFS Mid Cap Growth Portfolio

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Fund....................................... -28.22%

For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................   9.61%
      Since Inception of the Fund.......................................   3.17%


  The following chart illustrates what would have been the growth and value of a $10,000 purchase payment if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds became available: (i) for the following Series of the Zenith Fund: September 1, 1983 for Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series; November 1, 1994 for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series; May 1, 1993 for Harris Oakmark Focused Value Series; May 2, 1994 for Loomis Sayles Small Cap Series; May 1, 1999 for MFS Investors Trust and MFS Research Managers Series; and May 1, 1993 for FI Structured Equity Series; (ii) for the following Portfolios of the Metropolitan Fund: December 1, 1998 for Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios; March 3, 1997 for Janus Mid Cap Portfolio; May 1, 1990 for MetLife Stock Index Portfolio; December 1, 1998 for Neuberger Berman Partners Mid Cap Value Portfolio; May 1, 2000 for Putnam Large Cap Growth Portfolio; December 1, 1998 for Morgan Stanley EAFE Index Portfolio; November 1, 1994 for Putnam International Stock Portfolio (performance figures for dates on or before December 1, 2000 reflect performance of Morgan Stanley International Magnum Equity Series); December 1, 1998 for Russell 2000 Index Portfolio; July 1, 1983 for State Street Research Investment Trust Portfolio (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available); August 1, 2000 for the MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios; and May 1, 2001 for the Janus Growth and Franklin Templeton Small Cap Growth Portfolios; (iii) for the following Portfolios of Met Investors Series: May 1, 1996 for Lord Abbett Bond Debenture Portfolio; and March 1, 2001 for the PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios; and (iv) for the following Funds of the American
Funds: March 1, 1984 for American Funds Growth Fund and American Funds Growth-Income Fund; and May 1, 1998 for American Funds Global Small Capitalization Fund. The figures shown do not reflect the deduction of any premium tax charge on surrender. During the period when the Contingent Deferred Sales Charge applies, the percentage return on Surrender Value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on Surrender Value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first two charts, the Contract Value and Surrender Value on each date shown are calculated in the manner described in the preceding illustrations of Average Annual Total Return, assuming that no premium tax charge is deducted on surrender.


  In the third and fourth charts, the difference between the Contract Value or Surrender Value at the beginning and at the end of each year is divided by the beginning Contract Value or Surrender Value to arrive at the annual percentage change. The Cumulative Return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or Surrender Value and dividing it by $10,000. The Annual Effective Rate of Return in this illustration is calculated in the same manner as the Average Annual Total Return described in the preceding illustration, assuming that no premium tax charge is deducted on surrender.


  We may also provide similar illustrations based on other purchase payment methods, such as periodic investment plans, in our sales literature.

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                               INVESTMENT RESULTS


                                                                            CONTRACT VALUE(1)
                  ----------------------------------------------------------------------------------------------------------------
                    STATE      STATE       SALOMON
                    STREET     STREET     BROTHERS     SALOMON                                      HARRIS     LOOMIS
                   RESEARCH   RESEARCH    STRATEGIC    BROTHERS               ALGER      DAVIS     OAKMARK     SAYLES      MFS
                    MONEY       BOND        BOND         U.S.                 EQUITY    VENTURE    FOCUSED     SMALL    INVESTORS
                  MARKET(2)  INCOME(2)  OPPORTUNITIES GOVERNMENT  BALANCED    GROWTH     VALUE      VALUE       CAP       TRUST
                  ---------- ---------- ------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
As of
 December 31:
 1983............ $10,258.59 $10,339.37
 1984............  11,175.34  11,453.64
 1985............  11,905.86  13,388.01
 1986............  12,514.94  15,137.25
 1987............  13,122.50  15,242.29
 1988............  13,889.20  16,265.40
 1989............  14,941.00  17,990.50
 1990............  15,916.76  19,151.95
 1991............  16,648.66  22,256.25
 1992............  17,018.47  23,722.98
 1993............  17,259.12  26,326.49                                                           $11,370.39
 1994............  17,674.12  25,071.19  $ 9,838.87   $10,038.07 $ 9,968.28 $ 9,695.00 $ 9,628.96  11,157.06 $ 9,590.97
 1995............  18,401.19  29,948.07   11,557.83    11,360.92  12,242.06  14,193.96  13,201.25  14,313.47  12,156.37
 1996............  19,053.28  30,873.63   13,008.06    11,548.68  14,087.95  15,815.91  16,356.09  16,574.48  15,637.59
 1997............  19,770.95  33,745.25   14,224.45    12,328.54  16,117.12  19,572.63  21,511.51  19,149.94  19,225.09
 1998............  20,502.34  36,272.33   14,289.07    13,058.43  17,317.95  28,501.23  24,249.51  17,837.09  18,619.12
 1999............  21,201.50  35,588.75   14,270.63    12,875.72  16,191.16  37,682.20  28,083.49  17,631.72  24,161.34 $10,192.36
 2000............  22,189.14  37,942.45   15,065.06    14,000.73  15,639.35  32,063.97  30,306.51  20,916.99  25,060.99  10,011.73
 2001............  22,725.63  40,697.27   15,846.04    14,712.42  14,711.20  27,796.34  26,533.14  26,333.86  22,511.32   8,276.51
                     MFS         FI
                   RESEARCH  STRUCTURED
                   MANAGERS  EQUITY(3)
                  ---------- ----------
As of
 December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............            $11,321.11
 1994............             11,004.57
 1995............             14,780.38
 1996............             17,185.98
 1997............             22,593.88
 1998............             27,709.41
 1999............ $11,871.99  29,864.28
 2000............  11,260.40  27,918.90
 2001............   8,755.40  23,680.31



                                                                        CONTRACT VALUE(1)
                  -------------------------------------------------------------------------------------------------------
                                                                                         STATE    NEUBERGER
                                             LEHMAN                                      STREET    BERMAN
                     PUTNAM                 BROTHERS   METLIFE     MORGAN               RESEARCH   PARTNERS  LORD  ABBETT
                  INTERNATIONAL   JANUS    AGGREGATE    STOCK     STANLEY    RUSSELL   INVESTMENT  MID CAP       BOND
                    STOCK(4)     MID CAP   BOND INDEX   INDEX    EAFE INDEX 2000 INDEX   TRUST      VALUE    DEBENTURE(5)
                  ------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
As of
 December 31:
 1983............                                                                      $ 9,651.32
 1984............                                                                        9,518.16
 1985............                                                                       12,593.67
 1986............                                                                       13,637.60
 1987............                                                                       14,359.55
 1988............                                                                       15,597.96
 1989............                                                                       20,256.36
 1990............                                     $10,081.98                        18,834.58
 1991............                                      12,845.24                        24,626.51
 1992............                                      13,545.65                        27,003.06
 1993............                                      14,576.72                        30,370.70
 1994............  $10,237.83                          14,482.13                        28,891.96
 1995............   10,698.65                          19,474.69                        37,818.00
 1996............   11,227.90                          23,471.72                        45,429.53             $11,178.41
 1997............   10,904.04   $12,654.77             30,484.43                        57,370.39              12,688.77
 1998............   11,508.95    17,046.24 $10,003.32  38,435.98 $10,543.09 $10,575.23  72,338.47 $10,529.13   13,237.80
 1999............   14,116.24    37,336.22   9,680.84  45,666.19  12,921.72  12,733.22  84,304.08  12,157.49   13,444.67
 2000............   12,477.19    25,248.87  10,586.91  40,714.18  10,851.01  12,032.51  77,810.20  15,308.54   13,308.60
 2001............    9,742.98    15,431.18  11,085.26  34,694.07   8,261.53  11,826.69  63,585.97  14,661.06   13,589.66
                               AMERICAN
                   AMERICAN     FUNDS
                     FUNDS     GROWTH-
                    GROWTH      INCOME
                  ----------- ----------
As of
 December 31:
 1983............
 1984............ $ 10,003.31 $10,699.06
 1985............   11,757.95  14,379.05
 1986............   15,013.37  17,206.18
 1987............   15,899.01  16,958.27
 1988............   17,848.94  18,998.28
 1989............   22,939.42  23,339.38
 1990............   21,490.28  22,277.06
 1991............   28,074.32  27,084.50
 1992............   30,491.57  28,651.92
 1993............   34,773.74  31,539.30
 1994............   34,272.93  31,564.47
 1995............   44,791.59  41,164.34
 1996............   49,801.99  47,930.89
 1997............   63,577.96  59,180.82
 1998............   84,582.97  68.745.47
 1999............  130,873.72  75,197.79
 2000............  134,535.18  79,859.77
 2001............  108,325.86  80,564.22

                                                                       CONTRACT VALUE(1)
                  -------------------------------------------------------------------------------------------------------------
                                             HARRIS                        FRANKLIN
                     AMERICAN                OAKMARK             METLIFE   TEMPLETON   STATE                  MFS
                   FUNDS GLOBAL               LARGE              MID CAP     SMALL     STREET     PIMCO       MID
                       SMALL       PUTNAM      CAP      JANUS     STOCK       CAP     RESEARCH    TOTAL       CAP      PIMCO
                   CAPITALIZATION LARGE CAP   VALUE    GROWTH     INDEX     GROWTH     AURORA     RETURN    GROWTH   INNOVATION
                  --------------- --------- --------- --------- ---------- --------- ---------- ---------- --------- ----------
As of
 December 31:
 1983............
 1984............
 1985............
 1986............
 1997............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............   $10,137.74              $9,804.86
 1999............    19,043.95               8,961.64
 2000............    15,621.75    $7,234.82  9,895.97           $10,455.55           $12,108.55
 2001............    13,369.06     4,912.77 11,515.49 $7,749.50  10,134.27 $8,800.03  13,827.45 $10,626.53 $8,943.84 $7,253.80
                       MFS
                    RESEARCH
                  INTERNATIONAL
                  -------------
As of
 December 31:
 1983............
 1984............
 1985............
 1986............
 1997............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............
 1999............
 2000............
 2001............   $8,981.35



                                                             SURRENDER VALUE(1)
                         ------------------------------------------------------------------------------------------
                           STATE      STATE       SALOMON
                           STREET     STREET     BROTHERS     SALOMON                                      HARRIS
                          RESEARCH   RESEARCH    STRATEGIC    BROTHERS               ALGER      DAVIS     OAKMARK
                           MONEY       BOND        BOND         U.S.                 EQUITY    VENTURE    FOCUSED
                         MARKET(2)  INCOME(2)  OPPORTUNITIES GOVERNMENT  BALANCED    GROWTH     VALUE      VALUE
                         ---------- ---------- ------------- ---------- ---------- ---------- ---------- ----------
As of December 31:
 1983................... $ 9,600.49 $ 9,675.61
 1984...................  10,565.34  10,843.64
 1985...................  11,395.86  12,878.01
 1986...................  12,104.94  14,727.29
 1987...................  12,812.50  14,932.29
 1988...................  13,679.20  16,055.40
 1989...................  14,831.00  17,880.50
 1990...................  15,906.76  19,141.95
 1991...................  16,638.66  22,246.25
 1992...................  17,008.47  23,712.98
 1993...................  17,249.12  26,316.49                                                           $10,650.39
 1994...................  17,664.12  25,061.19  $ 9,215.15   $ 9,400.41 $ 9,335.50 $ 9,081.35 $ 9,019.93  10,537.06
 1995...................  18,391.19  29,938.07   10,952.83    10,755.92  11,637.06  13,588.96  12,596.25  13,793.48
 1996...................  19,043.28  30,863.63   12,503.06    11,043.68  13,582.95  15,310.91  15,851.09  16,154.48
 1997...................  19,760.95  33,735.26   14,219.45    11,923.54  15,712.11  19,167.63  21,106.41  18,829.94
 1998...................  20,492.34  36,262.33   13,984.07    12,753.43  17,012.95  28,196.23  23,944.51  17,617.09
 1999...................  21,191.50  35,578.76   14,065.63    12,670.72  15,986.16  37,477.20  27,878.48  17,511.72
 2000...................  22,179.14  37,932.45   14,960.06    13,895.73  15,534.35  31,958.97  30,201.51  20,896.99
 2001...................  22,715.63  40,687.27   15,841.04    14,707.42  14,706.20  27,791.34  26,528.14  26,313.86

                                                                SURRENDER VALUE(1)
                  --------------------------------------------------------------------------------------------------------------
                    LOOMIS
                    SAYLES       MFS         MFS          FI         PUTNAM                LEHMAN BROTHERS  METLIFE     MORGAN
                    SMALL     INVESTORS    RESEARCH   STRUCTURED  INTERNATIONAL JANUS MID  AGGREGATE BOND    STOCK     STANLEY
                     CAP        TRUST      MANAGERS   EQUITY(3)     STOCK(4)       CAP          INDEX        INDEX    EAFE INDEX
                  ---------- ------------ ---------- ------------ ------------- ---------- --------------- ---------- ----------
As of
 December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............                                                                                          $ 9,426.24
 1991............                                                                                           12,225.24
 1992............                                                                                           13,025.65
 1993............                                     $10,601.11                                            14,156.72
 1994............ $ 8,972.10                           10,389.62   $ 9,586.18                               14,162.13
 1995............  11,538.87                           14,260.39    10,112.28                               19,254.69
 1996............  15,120.09                           16,765.98    10,722.90                               23,351.72
 1997............  18,807.59                           22,273.88    10,507.54   $11,929.77                  30,464.43
 1998............  18,301.62                           27,489.41    11,203.95    16,421.24   $ 9,370.58     38,415.98 $ 9,872.58
 1999............  23,943.83   $9,528.89  $11,151.99   29,744.28    13,911.24    36,811.22     9,155.90     45,646.19  12,319.22
 2000............  24,943.49    9,451.73   10,640.40   27,898.80    12,372.19    24,823.87    10,106.95     40,694.18  10,359.16
 2001............  22,493.82    7,889.27    8,349.18   23,660.31     9,737.98    15,106.18    10,684.08     34,674.07   7,961.54
                                                                SURRENDER VALUE(1)
                  --------------------------------------------------------------------------------------------------------------
                                          NEUBERGER
                             STATE STREET   BERMAN                               AMERICAN     AMERICAN                  HARRIS
                               RESEARCH    PARTNERS  LORD ABBETT                  FUNDS     FUNDS GLOBAL     PUTNAM    OAKMARK
                   RUSSELL    INVESTMENT   MID CAP       BOND       AMERICAN     GROWTH-        SMALL      LARGE CAP  LARGE CAP
                  2000 INDEX    TRUST       VALUE    DEBENTURE(5) FUNDS GROWTH    INCOME    CAPITALIZATION   GROWTH     VALUE
                  ---------- ------------ ---------- ------------ ------------- ---------- --------------- ---------- ----------
As of
 December 31:
 1983............             $ 9,030.73
 1984............               8,985.10                           $ 9,348.08   $ 9,995.12
 1985............              12,078.67                            11,132.95    13,754.05
 1986............              13,222.60                            14,488.37    16,681.18
 1987............              14,044.55                            15,474.01    16,533.27
 1988............              15,382.96                            17,523.94    18,673.28
 1989............              20,141.36                            22,714.42    23,114.38
 1990............              18,819.58                            21,365.28    22,152.06
 1991............              24,611.51                            28,049.32    27,059.50
 1992............              26,988.06                            30,466.57    28,626.92
 1993............              30,355.70                            34,748.74    31,514.30
 1994............              28,876.96                            34,247.93    31,539.47
 1995............              37,803.00                            44,766.59    41,139.34
 1996............              45,414.53              $10,458.41    49,776.99    47,905.89
 1997............              57,355.39               12,068.77    63,552.96    59,155.82
 1998............ $ 9,902.47   72,323.47  $ 9,859.59   12,717.80    84,557.97    68,720.47   $ 9,478.10               $ 9,186.02
 1999............  12,130.72   84,289.08   11,554.99   13,024.67   130,848.72    75,172.79    18,423.95                 8,474.81
 2000............  11,530.01   77,795.20   14,806.04   12,988.60   134,510.18    79,834.77    15,101.75     $6,778.39   9,445.74
 2001............  11,424.19   63,570.97   14,258.56   13,369.66   108,300.86    80,539.22    12,949.06      4,634.23  11,112.99

                                                          SURRENDER VALUE(1)
                         -------------------------------------------------------------------------------------
                                    METLIFE  FRANKLIN    STATE
                                    MID CAP  TEMPLETON   STREET     PIMCO      MFS                    MFS
                           JANUS     STOCK   SMALL CAP  RESEARCH    TOTAL    MID CAP    PIMCO      RESEARCH
                          GROWTH     INDEX    GROWTH     AURORA    RETURN    GROWTH   INNOVATION INTERNATIONAL
                         --------- --------- --------- ---------- --------- --------- ---------- -------------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................
 1991...................
 1992...................
 1993...................
 1994...................
 1995...................
 1996...................
 1997...................
 1998...................
 1999...................
 2000...................           $9,781.16           $11,396.05
 2001................... $7,257.04  9,575.39 $8,234.03  13,214.95 $9,927.67 $8,362.77 $6,791.04    $8,397.65



                                                  ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                          --------------------------------------------------------------------------------------------------
                            STATE     STATE      SALOMON
                           STREET    STREET     BROTHERS     SALOMON                              HARRIS   LOOMIS
                          RESEARCH  RESEARCH    STRATEGIC    BROTHERS           ALGER     DAVIS   OAKMARK  SAYLES     MFS
                            MONEY     BOND        BOND         U.S.             EQUITY   VENTURE  FOCUSED  SMALL   INVESTORS
                          MARKET(2) INCOME(2) OPPORTUNITIES GOVERNMENT BALANCED GROWTH    VALUE    VALUE    CAP      TRUST
                          --------- --------- ------------- ---------- -------- ------   -------  -------  ------  ---------
As of December 31:
 1983...................     2.59%     3.39%
 1984...................     8.94     10.78
 1985...................     6.54     16.89
 1986...................     5.12     13.07
 1987...................     4.85      0.69
 1988...................     5.84      6.71
 1989...................     7.57     10.61
 1990...................     6.53      6.46
 1991...................     4.60     16.21
 1992...................     2.22      6.59
 1993...................     1.41     10.97                                                        13.70%
 1994...................     2.40     -4.77       -1.61%       0.38%    -0.32%   -3.05%   -3.71%   -1.88    -4.09%
 1995...................     4.11     19.45       17.47       13.18     22.81     46.40   37.10    28.29    26.75
 1996...................     3.54      3.09       12.55        1.65     15.08     11.43   23.90    15.80    28.64
 1997...................     3.77      9.30        9.35        6.75     14.40     23.75   31.52    15.54    22.94
 1998...................     3.70      7.49        0.45        5.92      7.45     45.62   12.73    -6.86    -3.15
 1999...................     3.41     -1.88       -0.13       -1.40     -6.51     32.21   15.81    -1.15    29.77     1.92%
 2000...................     4.66      6.61        5.57        8.74      3.41     14.91    7.92    18.63     3.72     1.77
 2001...................     2.42      7.26        5.18        5.08     -5.93   -13.31   -12.45    25.90   -10.17   -17.33
Cumulative Return.......   127.26    306.97       58.46       47.12     47.11   177.96   165.33   163.34   125.11   -17.23
Annual Effective Rate of
 Return.................     4.58      7.96        6.64        5.54      5.54    15.34    14.59    11.82    11.17    -6.84

                                                  ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                  ----------------------------------------------------------------------------------------------------------------
                                                                         LEHMAN                                          NEUBERGER
                                                                        BROTHERS           MORGAN           STATE STREET  BERMAN
                      MFS          FI        PUTNAM                     AGGREGATE METLIFE  STANLEY  RUSSELL   RESEARCH    PARTNERS
                    RESEARCH   STRUCTURED INTERNATIONAL      JANUS        BOND     STOCK    EAFE     2000    INVESTMENT   MID CAP
                    MANAGERS   EQUITY(3)    STOCK(4)        MID CAP       INDEX    INDEX    INDEX    INDEX     TRUST       VALUE
                  ------------ ---------- ------------- --------------- --------- -------  -------  ------- ------------ ---------
As of
 December 31:
 1983............                                                                                               -3.49%
 1984............                                                                                               -1.38
 1985............                                                                                               32.31
 1986............                                                                                                8.29
 1987............                                                                                                5.29
 1988............                                                                                                8.62
 1989............                                                                                               29.87
 1990............                                                                   0.82%                       -7.02
 1991............                                                                  27.41                        30.75
 1992............                                                                   5.45                         9.65
 1993............                 13.21%                                            7.61                        12.47
 1994............                 -2.80        2.38%                               -0.65                        -4.87
 1995............                 34.31        4.50                                34.47                        30.89
 1996............                 16.28        4.95                                20.52                        20.13
 1997............                 31.47       -2.88          26.55%                29.88                        26.28
 1998............                 22.64        5.55          34.70         0.07%   26.08     5.46%    5.79%     26.09       5.29%
 1999............     18.72%       7.78       22.65         119.03        -3.28    18.81    22.65    20.49      16.54      15.47
 2000............      5.15        6.51      -11.61         -32.37         9.36   -10.84   -16.03    -5.50      -7.70      25.92
 2001............    -22.25      -15.18      -21.91         -38.88         4.71   -14.79   -23.86    -1.71     -18.28      -4.23
 Cumulative
  Return.........    -12.45      136.80       -2.57          54.31        10.85   246.94   -17.38    18.27     535.86      46.61
 Annual Effective
  Rate of
  Return.........     -4.86       10.46       -0.36           9.40         3.40    11.25    -6.01     5.59      10.52      13.22
                                                  ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                  ----------------------------------------------------------------------------------------------------------------
                                                                                  HARRIS
                                                           AMERICAN               OAKMARK           METLIFE   FRANKLIN     STATE
                  LORD ABBETT   AMERICAN    AMERICAN     FUNDS GLOBAL    PUTNAM    LARGE            MID CAP  TEMPLETON    STREET
                      BOND       FUNDS    FUNDS GROWTH-      SMALL      LARGE CAP   CAP     JANUS    STOCK   SMALL CAP   RESEARCH
                  DEBENTURE(5)   GROWTH      INCOME      CAPITALIZATION  GROWTH    VALUE   GROWTH    INDEX     GROWTH     AURORA
                  ------------ ---------- ------------- --------------- --------- -------  -------  ------- ------------ ---------
As of
 December 31:
 1983............
 1984............                  0.03%       6.99%
 1985............                 17.54       34.40
 1986............                 27.69       19.66
 1987............                  5.90       -1.44
 1988............                 12.26       12.03
 1989............                 28.52       22.85
 1990............                 -6.32       -4.55
 1991............                 30.64       21.58
 1992............                  8.61        5.79
 1993............                 14.04       10.08
 1994............                 -1.44        0.08
 1995............                 30.69       30.41
 1996............     11.78%      11.19       16.44
 1997............     13.51       27.66       23.47
 1998............      4.33       33.04       16.16           1.38%                -1.95%
 1999............     -1.56       54.73        9.39          87.85                 -8.60
 2000............      1.01        2.80        6.20         -17.97       -27.65%   10.43              4.56%                21.09%
 2001............      2.11      -19.48        0.88         -14.42       -32.10    16.37   -22.50%   -3.07     -12.00%     14.20
 Cumulative
  Return.........     35.90      983.26      705.64          33.69       -50.87    15.15   -22.50     1.34     -12.00      38.27
 Annual Effective
  Rate of
  Return.........      5.56       14.29       12.41           8.24       -34.69     4.68   -31.71     0.95     -17.41      25.71

                                                ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                          --------------------------------------------------------------------------------------------
                                                                                          LEHMAN
                                                                                       INTERMEDIATE            STATE
                                  MFS                                                  GOVERNMENT/            STREET
                          PIMCO   MID                             DOW JONES  S&P 500      CREDIT    CONSUMER RESEARCH
                          TOTAL   CAP      PIMCO    MFS RESEARCH  INDUSTRIAL  STOCK        BOND      PRICE     MONEY
                          RETURN GROWTH  INNOVATION INTERNATIONAL AVERAGE(6) INDEX(7)    INDEX(8)   INDEX(9) MARKET(2)
                          ------ ------  ---------- ------------- ---------- --------  ------------ -------- ---------
As of December 31:
 1983....................                                             5.11%     1.79%       4.51%     1.07%    -4.00%
 1984....................                                             1.35      6.27       14.37      3.95     10.05
 1985....................                                            33.62     31.73       18.06      3.77      7.86
 1986....................                                            27.25     18.66       13.13      1.13      6.22
 1987....................                                             5.55      5.25        3.66      4.41      5.85
 1988....................                                            16.21     16.61        6.67      4.42      6.76
 1989....................                                            32.24     31.69       12.77      4.65      8.42
 1990....................                                            -0.54     -3.10        9.16      6.11      7.25
 1991....................                                            24.25     30.47       14.62      3.06      4.60
 1992....................                                             7.40      7.62        7.17      2.90      2.22
 1993....................                                            16.97     10.08        8.79      2.75      1.41
 1994....................                                             5.02      1.32       -1.93      2.67      2.41
 1995....................                                            36.94     37.58       15.33      2.54      4.12
 1996....................                                            28.91     22.96        4.05      3.32      3.55
 1997....................                                            24.91     33.36        7.87      1.83      3.77
 1998....................                                            18.14     28.52        8.44      1.61      3.70
 1999....................                                            27.21     21.04       -2.15      2.68      3.41
 2000....................                                            -4.51     -9.11       10.12      3.39      4.66
 2001....................  6.27% -10.56%   -27.46%     -10.19%       -5.41    -11.88        8.96      1.72      2.42
 Cumulative Return.......  6.27  -10.56    -27.46      -10.19      1332.17   1063.76      381.46     77.42    127.16
 Annual Effective Rate of
  Return.................  7.54  -12.50    -31.90      -12.06        15.63     14.32        8.95      3.18      4.58



                                               ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                       ---------------------------------------------------------------------------------------------------
                                         SALOMON                                                HARRIS   LOOMIS
                        STATE STREET     BROTHERS                              ALGER    DAVIS   OAKMARK  SAYLES     MFS
                          RESEARCH    STRATEGIC BOND SALOMON BROTHERS          EQUITY  VENTURE  FOCUSED  SMALL   INVESTORS
                       BOND INCOME(2) OPPORTUNITIES  U.S. GOVERNMENT  BALANCED GROWTH   VALUE    VALUE    CAP      TRUST
                       -------------- -------------- ---------------- -------- ------  -------  -------  ------  ---------
As of December 31:
 1983.................      -3.24%
 1984.................      12.07
 1985.................      18.76
 1986.................      14.36
 1987.................       1.39
 1988.................       7.52
 1989.................      11.37
 1990.................       7.05
 1991.................      16.22
 1992.................       6.59
 1993.................      10.98                                                                 6.50%
 1994.................      -4.77         -7.85%          -6.00%       -6.64%   -9.19%  -9.80%   -1.06   -10.28%
 1995.................      19.46         18.86           14.42        24.65    49.64   39.65    30.90    28.61
 1996.................       3.09         14.15            2.68        16.72    12.67   25.84    17.12    31.04
 1997.................       9.30         10.53            7.97        15.68    25.19   33.15    16.56    24.39
 1998.................       7.49          1.19            6.96         8.28    47.10   13.45    -6.44    -2.69
 1999.................      -1.89          0.58           -0.65        -6.04    32.92   16.43    -0.60    30.83    -4.71%
 2000.................       6.62          6.36            9.67         2.83    14.72    8.33    19.33     4.17    -0.81
 2001.................       7.26          5.89            5.84        -5.33   -13.04  -12.16    25.92    -9.82   -16.53
Cumulative Return.....     306.87         58.41           47.07        47.06   177.91  165.28   163.14   124.94   -21.11
Annual Effective Rate
 of Return............       7.96          6.63            5.53         5.53    15.33   14.59    11.81    11.15    -8.50

                                               ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                      ----------------------------------------------------------------------------------------------------
                                                                 LEHMAN                                          NEUBERGER
                                                                BROTHERS           MORGAN           STATE STREET  BERMAN
                        MFS        FI        PUTNAM     JANUS   AGGREGATE METLIFE  STANLEY  RUSSELL   RESEARCH   PARTNERS
                      RESEARCH STRUCTURED INTERNATIONAL  MID      BOND     STOCK    EAFE     2000    INVESTMENT   MID CAP
                      MANAGERS   EQUITY     STOCK(4)     CAP      INDEX    INDEX    INDEX    INDEX     TRUST       VALUE
                      -------- ---------- ------------- ------  --------- -------  -------  ------- ------------ ---------
As of December 31:
 1983................                                                                                   -9.69%
 1984................                                                                                   -0.51
 1985................                                                                                   34.43
 1986................                                                                                    9.47
 1987................                                                                                    6.22
 1988................                                                                                    9.53
 1989................                                                                                   30.93
 1990................                                                      -5.74%                       -6.56
 1991................                                                      29.69                        30.78
 1992................                                                       6.55                         9.66
 1993................              6.01%                                    8.68                        12.48
 1994................             -1.99       -4.14%                        0.04                        -4.87
 1995................             37.26        5.49                        35.96                        30.91
 1996................             17.57        6.04                        21.28                        20.13
 1997................             32.85       -2.01       19.3%            30.46                        26.29
 1998................             23.42        6.63      37.65    -6.26%   26.10    -1.24%   -0.98%     26.10      -1.40%
 1999................   11.52%     8.20       24.16     124.17    -2.35    18.82    24.88    22.50      16.54      17.20
 2000................   -4.59      6.20      -11.06     -32.56    10.39   -10.85   -15.91    -4.95      -7.70      28.14
 2001................  -21.53    -15.19      -21.29     -39.15     5.71   -14.79   -23.14    -0.92     -18.28      -3.70
 Cumulative Return...  -16.51    136.60       -2.62      51.06     6.84   246.74   -20.38    14.24     535.71      42.59
 Annual Effective
  Rate of
  Return.............   -6.54     10.45       -0.37       8.92     2.17    11.24    -7.13     4.41      10.51      12.20



                                             ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                         ----------------------------------------------------------------------------------------
                                                                                HARRIS
                                               AMERICAN    AMERICAN     PUTNAM  OAKMARK         METLIFE FRANKLIN
                         LORD ABBETT  AMERICAN  FUNDS    FUNDS GLOBAL   LARGE    LARGE          MID CAP TEMPLETON
                             BOND      FUNDS   GROWTH-       SMALL       CAP      CAP   JANUS    STOCK  SMALL CAP
                         DEBENTURE(5)  GROWTH   INCOME   CAPITALIZATION GROWTH   VALUE  GROWTH   INDEX   GROWTH
                         ------------ -------- -------- --------------- ------  ------- ------  ------- ---------
As of December 31:
 1983...................
 1984...................                -6.52%   -0.05%
 1985...................                19.09    37.61
 1986...................                30.14    21.28
 1987...................                 6.80    -0.89
 1988...................                13.25    12.94
 1989...................                29.62    23.78
 1990...................                -5.94    -4.16
 1991...................                31.28    22.15
 1992...................                 8.62     5.79
 1993...................                14.06    10.09
 1994...................                -1.44     0.08
 1995...................                30.71    30.44
 1996...................     4.58%      11.19    16.45
 1997...................    15.40       27.68    23.48
 1998...................     5.38       33.05    16.17       -5.22%              -8.14%
 1999...................     2.41       54.74     9.39       94.38               -7.74
 2000...................    -0.28        2.80     6.20      -18.03      -32.22%  11.46           -2.19%
 2001 ..................     2.93      -19.49     0.88      -14.25      -31.63   17.65  -27.43%  -2.10   -17.66%
 Cumulative Return......    33.70      983.01   705.39       29.49      -53.66   11.13  -27.43   -4.25   -17.66
 Annual Effective Rate
  of
  Return................     5.26       14.29    12.41        7.30      -36.93    3.48  -38.10   -3.02   -25.22

                                              ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE (1)
                         --------------------------------------------------------------------------------------------
                                                                                                   LEHMAN
                                                                                                INTERMEDIATE
                          STATE                                                                 GOVERNMENT/
                          STREET  PIMCO    MFS                             DOW JONES  S&P 500      CREDIT    CONSUMER
                         RESEARCH TOTAL   MIDCAP    PIMCO    MFS RESEARCH  INDUSTRIAL  STOCK        BOND      PRICE
                          AURORA  RETURN  GROWTH  INNOVATION INTERNATIONAL AVERAGE(6) INDEX(7)    INDEX(8)   INDEX(9)
                         -------- ------  ------  ---------- ------------- ---------- --------  ------------ --------
As of December 31:
 1983...................                                                       5.11%     1.79%       4.51%     1.07%
 1984...................                                                       1.35      6.27       14.37      3.95
 1985...................                                                      33.62     31.73       18.06      3.77
 1986...................                                                      27.25     18.66       13.13      1.13
 1987...................                                                       5.55      5.25        3.66      4.41
 1988...................                                                      16.21     16.61        6.67      4.42
 1989...................                                                      32.24     31.69       12.77      4.65
 1990...................                                                      -0.54     -3.10        9.16      6.11
 1991...................                                                      24.25     30.47       14.62      3.06
 1992...................                                                       7.40      7.62        7.17      2.90
 1993...................                                                      16.97     10.08        8.79      2.75
 1994...................                                                       5.02      1.32       -1.93      2.67
 1995...................                                                      36.94     37.58       15.33      2.54
 1996...................                                                      28.91     22.96        4.05      3.32
 1997...................                                                      24.91     33.36        7.87      1.83
 1998...................                                                      18.14     28.52        8.44      1.61
 1999...................                                                      27.21     21.04       -2.15      2.68
 2000...................  13.96%                                              -4.51     -9.11       10.12      3.39
 2001 ..................  15.96   -0.72%  -16.37%   -32.09%     -16.02%       -5.41    -11.88        8.96      1.72
 Cumulative Return......  32.15   -0.72   -16.37    -32.09      -16.02      1332.17   1063.76      381.46     77.42
 Annual Effective Rate
  of Return.............  21.75   -0.86   -19.26    -37.07      -18.86        15.63     14.32        8.95      3.18

-------
NOTES:

(1) The Contract Values, Surrender Values, and Annual Percentage Change figures assume reinvestment of dividends and capital gain distributions. The Contract Values are net of all deductions and expenses other than any applicable Contingent Deferred Sales Charge or premium tax charge. Each Surrender Value equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge, but does not reflect a deduction for the premium tax charge. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.") 1983 figures for State Street Research Money Market Series and State Street Research Bond Income Series are from September 1, 1983 through December 31, 1983; 1994 figures for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series are from November 1, 1994 through December 31, 1994; 1993 figures for Harris Oakmark Focused Value Series are from May 1, 1993 through December 31, 1993; 1994 figures for Loomis Sayles Small Cap Series are from May 2, 1994 through December 31, 1994; 1999 figures for MFS Investors Trust and MFS Research Managers Series are from May 1, 1999 through December 31, 1999; 1993 figures for FI Structured Equity Series are from May 1, 1993 through December 31, 1993; 1998 figures for Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios are from December 1, 1998 through December 31, 1998; 1997 figures for Janus Mid Cap Portfolio are from March 3, 1997 through December 31, 1997; 1990 figures for MetLife Stock Index Portfolio are from May 1, 1990 through December 31, 1990; 1998 figures for Neuberger Berman Partners Mid Cap Value Portfolio are from December 1, 1998 through December 31, 1998; 2000 figures for Putnam Large Cap Growth Portfolio are from May 1, 2000 through December 31, 2000; 1998 figures for Morgan Stanley EAFE Index Portfolio are from December 1, 1998 through December 31, 1998; 1994 figures for Putnam International Stock Portfolio are from November 1, 1994 through December 31, 1994 (see footnote 4); 1998 figures for Russell 2000 Index Portfolio are from December 1, 1998 through December 31, 1998; 1983 figures for State Street Research Investment Trust Portfolio are from July 1, 1983 through December 31, 1983; 2000 figures for MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios are from August 1, 2000 through December 31, 2000; 2001 figures for the Janus Growth and Franklin Templeton Small Cap Growth Portfolios are from May 1, 2001 through December 31, 2001; 1996 figures for Lord Abbett Bond Debenture Portfolio are from May 1, 1996 through December 31, 1996; 2001 figures for PIMCO Total Return, Pimco Innovation, MFS Mid Cap Growth and MFS Research International Portfolios are from March 1, 2001 through December 31,2001; 1984 figures for American Funds Growth Fund and American Funds Growth-Income Fund are from March 1, 1984 through December 31, 1984; and 1998 figures for American Funds Global Small Capitalization Fund are from May 1, 1998 through December 31, 1998.




(2) **State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.


(3) Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

(4) On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.
(5) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The peerformance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.
(6) The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(7) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(8) The Lehman Intermediate Government/Credit Bond Index is a subset of the Lehman Government/Credit Bond Index covering all issues with maturities between 1 and 10 years which is composed of taxable, publicly-issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman index that is composed of taxable, fixed rate publicly-issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.
(9) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. The Examples which follow illustrate this for the one, three, five and ten year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.


  Set forth on the following pages are illustrations of the Percentage Change in Unit Value information and Annual Effective Rate of Return information discussed above that may appear in the Variable Account's Annual Report and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.


  We may also show daily Unit Values for each Sub-Account in advertising and sales literature, including our website.


STATE STREET RESEARCH MONEY MARKET SUB-ACCOUNT**



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                    % CHANGE  ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                    -------- --------- ---------- -------------
18 years, 4 months ended Decem-
 ber 31, 2001......................  135.3%    4.8%     1.000000    2.353490
10 years ended December 31, 2001...   38.7%    3.3%     1.697425    2.353490
5 years ended December 31, 2001....   20.1%    3.7%     1.959126    2.353490
3 years ended December 31, 2001....   11.3%    3.6%     2.114493    2.353490
1 year ended December 31, 2001.....    2.6%    2.6%     2.294889    2.353490




STATE STREET RESEARCH BOND INCOME SUB-ACCOUNT**



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                   %  CHANGE  ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                   --------- --------- ---------- -------------
18 years, 4 months ended
 December 31, 2001................  314.9%     8.1%     1.000000    4.148726
10 years ended December 31, 2001..   84.7%     6.3%     2.246568    4.148726
5 years ended December 31, 2001...   32.4%     5.8%     3.134109    4.148726
3 years ended December 31, 2001...   12.5%     4.0%     3.688741    4.148726
1 year ended December 31, 2001....    7.3%     7.3%     3.865022    4.148726

-------

 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.


** State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                   %  CHANGE  ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                   --------- --------- ---------- -------------
7 years, 2 months ended
 December 31, 2001................   60.9%      6.9%    1.000000    1.609033
5 years ended December 31, 2001...   23.1%      4.2%    1.307292    1.609033
3 years ended December 31, 2001...   11.6%      3.7%    1.442191    1.609033
1 year ended December 31, 2001....    5.4%      5.4%    1.526867    1.609033

SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                   % CHANGE   ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                   --------- --------- ---------- -------------
7 years, 2 months ended Decem-
 ber 31, 2001.....................   49.6%      5.8%    1.000000    1.495769
5 years ended December 31, 2001...   28.8%      5.2%    1.160957    1.495769
3 years ended December 31, 2001...   13.4%      4.3%    1.318989    1.495769
1 year ended December 31, 2001....    5.3%      5.3%    1.420573    1.495769

BALANCED SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                   % CHANGE   ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                   --------- --------- ---------- -------------
7 years, 2 months ended Decem-
 ber 31, 2001.....................   49.2%      5.7%    1.000000    1.492281
5 years ended December 31, 2001...    5.4%      1.1%    1.415482    1.492281
3 years ended December 31, 2001...  -14.6%     -5.1%    1.746518    1.492281
1 year ended December 31, 2001....   -5.7%     -5.7%    1.583103    1.492281

ALGER EQUITY GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                   % CHANGE   ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                   --------- --------- ---------- -------------
7 years, 2 months ended
 December 31, 2001................  176.7%     15.2%    1.000000    2.767486
5 years ended December 31, 2001...   76.8%     12.1%    1.565675    2.767486
3 years ended December 31, 2001...   -2.2%     -0.7%    2.829403    2.767486
1 year ended December 31, 2001....  -13.2%    -13.2%    3.188694    2.767486

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

DAVIS VENTURE VALUE SUB-ACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                    % CHANGE  ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                    -------- --------- ---------- -------------
7 years, 2 months ended Decem-
 ber 31, 2001......................  168.1%    14.7%    1.000000    2.681119
5 years ended December 31, 2001....   63.2%    10.3%    1.642613    2.681119
3 years ended December 31, 2001....    9.8%     3.2%    2.442138    2.681119
1 year ended December 31, 2001.....  -12.3%   -12.3%    3.058670    2.681119

HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                    % CHANGE  ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                    -------- --------- ---------- -------------
8 years, 8 months ended Decem-
 ber 31, 2001......................  167.3%    12.0%    1.000000    2.672703
5 years ended December 31, 2001....   60.1%     9.9%    1.669358    2.672703
3 years ended December 31, 2001....   48.3%    14.0%    1.802285    2.672703
1 year ended December 31, 2001.....   26.1%    26.1%    2.120229    2.672703

LOOMIS SAYLES SMALL CAP SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                    % CHANGE  ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                    -------- --------- ---------- -------------
7 years, 8 months ended Decem-
 ber 31, 2001......................  128.0%    11.3%    1.000000    2.279741
5 years ended December 31, 2001....   45.0%     7.7%    1.571807    2.279741
3 years ended December 31, 2001....   21.4%     6.7%    1.877786    2.279741
1 year ended December 31, 2001.....  -10.1%   -10.1%    2.534666    2.279741

MFS INVESTORS TRUST SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                    % CHANGE  ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                    -------- --------- ---------- -------------
2 years, 8 months ended
 December 31, 2001.................  -16.7%    -6.6%    1.000000    0.832779
1 year ended December 31, 2001.....  -17.1%   -17.1%    1.004142    0.832779

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

MFS RESEARCH MANAGERS SUB-ACCOUNT



     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                    % CHANGE  ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                    -------- --------- ---------- -------------
2 years, 8 months ended
 December 31, 2001.................  -12.0%    -4.7%    1.000000    0.880195
1 year ended December 31, 2001.....  -22.0%   -22.0%    1.128742    0.880195

FI STRUCTURED EQUITY SERIES SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                    % CHANGE  ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                    -------- --------- ---------- -------------
8 years, 8 months ended
 December 31, 2001.................  139.9%    10.6%    1.000000       2.399187
5 years ended December 31, 2001....   38.6%     6.7%    1.730922       2.399187
3 years ended December 31, 2001....  -14.3%    -5.0%    2.798615       2.399187
1 year ended December 31, 2001.....  -15.1%   -15.1%    2.825493       2.399187

LEHMAN BROTHERS AGGREGATE BOND INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                    % CHANGE  ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                    -------- --------- ---------- -------------
3 years, 1 months ended
 December 31, 2001.................   13.1%     4.0%    1.000000       1.130647
3 years ended December 31, 2001....   11.8%     3.8%    1.011513       1.130647
1 year ended December 31, 2001.....    5.0%     5.0%    1.076929       1.130647

JANUS MID CAP SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                    % CHANGE  ANNUAL   BEGINNING
                                    IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                     VALUE     RATE    UNIT VALUE  UNIT VALUE
                                    -------- --------- ---------- -------------
4 years, 10 months ended
 December 31, 2001.................   55.2%     9.5%    1.000000       1.552375
3 years ended December 31, 2001....   -9.1%    -3.1%    1.708408       1.552375
1 year ended December 31, 2001.....  -38.8%   -38.8%    2.536363       1.552375

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

METLIFE STOCK INDEX SUB-ACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
11 years, 8 months ended Decem-
 ber 31, 2001......................   252.8%    11.4%    1.000000    3.528064
10 years ended December 31, 2001...   173.9%    10.6%    1.287875    3.528064
5 years ended December 31, 2001....    48.4%     8.2%    2.376846    3.528064
3 years ended December 31, 2001....    -9.5%    -3.3%    3.900149    3.528064
1 year ended December 31, 2001.....   -14.7%   -14.7%    4.137024    3.528064

NEUBERGER BERMAN PARTNERS MID CAP VALUE SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
3 years, 1 month ended December 31,
 2001..............................    50.3%    13.8%    1.000000    1.503118
3 years ended December 31, 2001....    40.2%    11.9%    1.072047    1.503118
1 year ended December 31, 2001.....    -4.0%    -4.0%    1.566169    1.503118

PUTNAM LARGE CAP GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
1 year, 8 months ended December 31,
 2001..............................   -50.6%   -34.5%    1.000000    0.493718
1 year ended December 31, 2001.....   -31.8%   -31.8%    0.723482    0.493718

MORGAN STANLEY EAFE INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
3 years, 1 month ended December 31,
 2001..............................   -14.7%    -4.9%    1.000000    0.852904
3 years ended December 31, 2001....   -20.9%    -7.5%    1.078738    0.852904
1 year ended December 31, 2001.....   -23.6%   -23.6%    1.116174    0.852904

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
7 years, 2 months ended Decem-
 ber 31, 2001......................    -0.7%    -0.1%    1.000000    0.993001
5 years ended December 31, 2001....   -12.1%    -2.5%    1.129151    0.993001
3 years ended December 31, 2001....   -14.7%    -5.2%    1.163698    0.993001
1 year ended December 31, 2001.....   -21.7%   -21.7%    1.267610    0.993001

RUSSELL 2000 INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
3 years, 1 month ended December 31,
 2001..............................    18.6%     5.6%    1.000000    1.186357
3 years ended December 31, 2001....    12.7%     4.1%    1.052437    1.186357
1 year ended December 31, 2001.....    -1.4%    -1.4%    1.203775    1.186357

STATE STREET RESEARCH INVESTMENT TRUST SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
18 years, 6 months ended
 December 31, 2001.................   552.6%    10.7%    1.000000    6.526184
10 years ended December 31, 2001...   160.0%    10.0%    2.509698    6.526184
5 years ended December 31, 2001....    40.3%     7.0%    4.652728    6.526184
3 years ended December 31, 2001....   -12.0%    -4.2%    7.415962    6.526184
1 year ended December 31, 2001.....   -18.2%   -18.2%    7.982636    6.526184

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                        % CHANGE  ANNUAL   BEGINNING
                                        IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                         VALUE     RATE    UNIT VALUE  UNIT VALUE
                                        -------- --------- ---------- -------------
5 years, 8 months ended December 31,
 2001.................................    37.5%     5.8%    1.000000     1.374719
5 years ended December 31, 2001.......    23.0%     4.2%    1.117841     1.374719
3 years ended December 31, 2001.......     3.3%     1.1%    1.330271     1.374719
1 year ended December 31, 2001........     2.3%     2.3%    1.343352     1.374719

AMERICAN FUNDS GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING
                                        IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                         VALUE     RATE    UNIT VALUE  UNIT VALUE
                                        -------- --------- ---------- -------------
17 years, 10 months ended December 31,
 2001.................................  1007.8%    14.4%    1.000000    11.078413
10 years ended December 31, 2001......   288.2%    14.5%    2.853563    11.078413
5 years ended December 31, 2001.......   117.9%    16.9%    5.084032    11.078413
3 years ended December 31, 2001.......    28.2%     8.6%    8.643476    11.078413
1 year ended December 31, 2001........   -19.5%   -19.5%   13.755472    11.078413

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING
                                        IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                         VALUE     RATE    UNIT VALUE  UNIT VALUE
                                        -------- --------- ---------- -------------
17 years, 10 months ended December 31,
 2001.................................   724.0%    12.5%    1.000000     8.240126
10 years ended December 31, 2001......   199.5%    11.6%    2.750910     8.240126
5 years ended December 31, 2001.......    68.5%    11.0%    4.891131     8.240126
3 years ended December 31, 2001.......    17.3%     5.5%    7.022691     8.240126
1 year ended December 31, 2001........     0.9%     0.9%    8.165027     8.240126

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING
                                        IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                         VALUE     RATE    UNIT VALUE  UNIT VALUE
                                        -------- --------- ---------- -------------
3 years, 8 months ended December 31,
 2001.................................    34.5%     8.4%    1.000000     1.345023
3 years ended December 31, 2001.......    32.7%     9.9%    1.013730     1.345023
1 year ended December 31, 2001........   -14.2%   -14.2%    1.568459     1.345023

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
** The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

JANUS GROWTH SUB-ACCOUNT


     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN



                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
8 months ended December 31, 2001...   -22.5%   -31.7%    1.000000    0.774950

FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
8 months ended December 31, 2001...   -12.0%   -17.4%    1.000000    0.880003

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
1 year, 5 months ended December 31,
 2001..............................     3.1%     2.0%    1.000000    1.030603
1 year ended December 31, 2001.....    -2.8%    -2.8%    1.060181    1.030603

STATE STREET RESEARCH AURORA SUB-ACCOUNT

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
1 years, 5 months ended
 December 31, 2001.................    40.1%    25.4%    1.000000    1.400918
1 year ended December 31, 2001.....    14.4%    14.4%    1.224163    1.400918

PIMCO TOTAL RETURN SUB-ACCOUNT

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
10 months ended December 31, 2001..     7.3%     8.3%    1.000000    1.072606


PIMCO INNOVATION SUB-ACCOUNT


    PERCENTAGE CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN



                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
10 months ended December 31, 2001...  -39.0%   -42.9%    1.000000    0.609654

MFS RESEARCH INTERNATIONAL SUB-ACCOUNT


     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN



                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
10 months ended December 31, 2001..   -15.2%   -17.0%    1.000000    0.848201

MFS MID CAP GROWTH SUB-ACCOUNT

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
10 months ended December 31, 2001..   -17.6%   -19.7%    1.000000    0.824101

HARRIS OAKMARK LARGE CAP VALUE SUB-ACCOUNT

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
3 years, 1 month ended December 31,
 2001..............................    15.1%     4.6%    1.000000    1.150839
3 years ended December 31, 2001....    18.5%     5.8%    0.970871    1.150839
1 year ended December 31, 2001.....    16.7%    16.7%    0.986330    1.150839

                          CALCULATION OF YIELDS


MONEY MARKET YIELD


  From time to time, we may quote in advertisements and sales literature the current yield for the State Street Research Money Market Sub-Account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-Account value by the Sub-Account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub-Account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used. Based on our average contract size and surrenders, we have assumed the average per unit Administration Contract Charge to be .06%.


  On a Class-specific basis, current yield will be calculated according to the following formula:


                Current Yield = ((NCF - ES)/UV) x (365/7)


Where:


NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.


ES = per unit expenses for the hypothetical account for the 7-day period.


UV = the unit value on the first day of the 7-day period.


  The current yield for the State Street Research Money Market Sub-Account for the 7-day period ended December 31, 2001 was 0.15%.


  We may also quote the effective yield of the State Street Research Money Market Sub-Account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


             Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1


Where:


NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.


ES = per unit expenses of the hypothetical account for the 7-day period.


UV = the unit value for the first day of the 7-day period.


  The effective yield for the State Street Research Money Market Sub-Account for the 7-day period ended December 31, 2001 was 0.15%.

  Because of the charges and deductions imposed under the Contract, the yield for the State Street Research Money Market Sub-Account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the State Street Research Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the State Street Research Money Market Sub-Account may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS


  From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the State Street Research Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used. Based on average contract size and withdrawals, we have assumed the average per unit Administration Contract Charge to be 0.06%.


  The 30-day or one-month yield is calculated according to the following formula:


             Yield = 2 x ((((NI - ES)/(U x UV)) + 1)/6/ - 1)


Where:


NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-Account's units.


ES = expenses of the Sub-Account for the 30-day or one-month period.


U = the average number of units outstanding.


UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.


  Because of the charges and deductions imposed under the Contracts, the yield for a Sub-Account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

  The Company determines the net investment factor ("Net Investment Factor") for any sub-account on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The Company takes the net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

  When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the annuity payment option involves a life contingency. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option.

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

  Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds.

  The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  Illustrations of annuity income payments under various hypothetical and historical rates appear in the tables below. The monthly equivalents of the hypothetical annual net returns of -2.27%, 3.50%, 3.59%, 5.55% and 7.50% shown in the table on page II-36 are -.19%, -.29%, -.29%, -.45% and -.60%.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following table has been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The table illustrates how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of 0%, 5.91%, 6%, 8% or 10%. The values would be different from those shown if the returns averaged 0%, 5.91%, 6%, 8% or 10%, but fluctuated over and under those averages throughout the years.


  The table reflects an average daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.27% and the daily administrative charge which is equivalent to an annual charge of 0.10%. The average mortality and expense risk charge assumes that the contract value is allocated equally among all the sub-accounts. The amounts shown in the tables also take into account the Eligible Funds management fees and operating expenses which are assumed to be at an annual rate of .93% of the average daily net assets of the Eligible Funds. Actual fees and expenses of the portfolios associated with your Contract may be more or less than .93%, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."


  The table shows both the gross rate and the net rate. The difference between gross and net rates represents the assumed 1.37% average for mortality and expense risk and administrative charges and the assumed .93% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.30%.


  The below table assumes that 100% of the Contract Value is allocated to a variable annuity income option. We may illustrate other annuity options such as assuming that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration. The illustration assumes that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.


  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  The table shows the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)


ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/02
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:


FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69


FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE
ILLUSTRATION: $526.37


MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.


                            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                 WITH AN ASSUMED RATE OF RETURN OF:
                            ---------------------------------------------
                      GROSS    0%     5.91%      6%       8%       10%
PAYMENT  CALENDAR     ----- ----------------- -------- -------- ---------
 YEAR      YEAR   AGE NET**  -2.27%   3.50%    3.59%    5.55%     7.50%
-------  -------- --- ----- ----------------- -------- -------- ---------
    1      2002    65       $ 526.37 $ 526.37 $ 526.37 $ 526.37 $  526.37
    2      2003    66         497.01   526.37   526.83   536.77    546.71
    3      2004    67         469.28   526.37   527.29   547.38    567.84
    4      2005    68         443.11   526.37   527.75   558.19    589.78
    5      2006    69         418.39   526.37   528.21   569.22    612.58
   10      2011    74         314.01   526.37   530.53   627.74    740.46
   15      2016    79         235.67   526.37   532.86   692.26    895.04
   20      2021    84         176.88   526.37   535.20   763.42  1,081.89


IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration Asset Charge from the Gross Rates of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following table has been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.


  The table reflects the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.25% (1.50% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown in the table also takes into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."


  The following table assumes that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the State Street Research Bond Income and State Street Research Money Market Series, and that the Annuitant's age has increased by the time the other Eligible Funds became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. We offer alternative Assumed Interest Rates (AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.


  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds. Upon request, and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)


ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/02
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:




FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69; FOR AGE 72: $718.16; FOR AGE 75: $759.82; FOR AGE 80: $833.72 AND FOR AGE 82:
$862.29


FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72; FOR AGE 72:
$733.96; FOR AGE 75: $776.53; FOR AGE 80: $852.06; AND FOR AGE 82: $881.26

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:
3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:


                                                       SALOMON                                              HARRIS
                          STATE STREET STATE STREET   STRATEGIC                           ALGER    DAVIS   OAKMARK   LOOMIS
  PAYMENT    CALENDAR       RESEARCH     RESEARCH       BOND      SALOMON U.S.            EQUITY  VENTURE  FOCUSED   SAYLES
   YEAR        YEAR   AGE MONEY MARKET BOND INCOME  OPPORTUNITIES  GOVERNMENT   BALANCED  GROWTH   VALUE    VALUE   SMALL CAP
  -------    -------- --- ------------ ------------ ------------- ------------- -------- -------- -------- -------- ---------
      1        1983    65   $ 526.37     $ 526.37
      2        1984    66     533.81       538.01
      3        1985    67     563.35       577.41
      4        1986    68     581.37       653.65
      5        1987    69     591.88       715.51
      6        1988    70     601.02       697.50
      7        1989    71     615.93       720.44
      8        1990    72     641.48       771.22
      9        1991    73     661.53       794.55
     10        1992    74     669.77       893.41
     11        1993    75     662.61       921.16                                                          $ 683.54
     12        1994    76     650.39       988.82     $ 702.52       $702.52    $ 702.52 $ 702.52 $ 702.52   759.47 $ 702.52
     13        1995    77     644.61       910.90       687.24        701.15      696.28   677.19   672.58   722.01   673.80
     14        1996    78     649.50     1,052.40       782.09        768.78      828.29   959.90   893.01   897.17   827.59
     15        1997    79     650.75     1,049.21       852.37        756.96      922.91 1,035.34 1,071.01 1,005.59 1,030.73
     16        1998    80     653.43     1,109.04       902.49        782.67    1,022.09 1,239.85 1,362.91 1,124.61 1,226.71
     17        1999    81     655.66     1,152.78       877.81        802.82    1,063.04 1,746.60 1,486.44 1,013.48 1,149.51
     18        2000    82     656.03     1,093.74       848.83        766.59      962.02 2,233.18 1,665.13   969.47 1,443.67
     19        2001    83     664.22     1,127.45       867.47        807.08      899.42 1,837.35 1,737.75 1,112.89 1,448.32
     20        2002    84     658.15     1,169.28       883.24        821.07      819.15 1,540.72 1,471.74 1,355.44 1,258.61

                                                                                 LEHMAN                     MORGAN
                              MFS                                    PUTNAM     BROTHERS METLIFE           STANLEY   RUSSELL
             CALENDAR      INVESTORS   MFS RESEARCH FI STRUCTURED INTERNATIONAL   AGG.    STOCK    JANUS     EAFE     2000
PAYMENTYEAR    YEAR   AGE    TRUST       MANAGERS      EQUITY        STOCK**      BOND    INDEX   MID CAP   INDEX     INDEX
-----------  -------- --- ------------ ------------ ------------- ------------- -------- -------- -------- -------- ---------
      1        1983    65
      2        1984    66
      3        1985    67
      4        1986    68
      5        1987    69
      6        1988    70
      7        1989    71
      8        1990    72                                                                $ 629.52
      9        1991    73                                                                  620.20
     10        1992    74                                                                  765.45
     11        1993    75                             $ 683.54                             781.65
     12        1994    76                               756.18       $702.52               814.49
     13        1995    77                               712.14        715.11               783.50
     14        1996    78                               926.41        724.17             1,019.85
     15        1997    79                             1,042.68        736.22             1,189.21 $ 760.95
     16        1998    80                             1,326.60        692.67    $ 780.44 1,494.06   935.76 $ 780.44 $ 780.44
     17        1999    81   $ 799.62     $ 799.62     1,573.75        708.30      785.49 1,821.63 1,220.57   837.69   817.27
     18        2000    82     796.39       927.63     1,640.44        841.36      736.72 2,092.61 2,587.40   994.46   953.26
     19        2001    83     758.00       852.05     1,483.08        720.18      780.61 1,803.62 1,691.45   809.06   872.55
     20        2002    84     607.38       641.96     1,216.73        545.08      791.83 1,486.12 1,000.24   597.32   830.85

                                   NEUBERGER
                      STATE STREET  BERMAN   PUTNAM    LORD             AMERICAN    AMERICAN
                        RESEARCH   PARTNERS   LARGE   ABBETT   AMERICAN  FUNDS    FUNDS GLOBAL
PAYMENT  CALENDAR      INVESTMENT   MID CAP    CAP     BOND     FUNDS   GROWTH-      SMALL
 YEAR      YEAR   AGE    TRUST       VALUE   GROWTH  DEBENTURE  GROWTH   INCOME  CAPITALIZATION
-------  -------- --- ------------ --------- ------- --------- -------- -------- --------------
    1      1983    65   $ 526.37
    2      1984    66     500.29                               $ 539.05 $ 539.06
    3      1985    67     478.28                                 524.84   561.34
    4      1986    68     613.00                                 597.56   730.79
    5      1987    69     642.72                                 739.01   846.52
    6      1988    70     655.01                                 757.32   607.32
    7      1989    71     672.72                                 822.81   875.18
    8      1990    72     872.56                               1,023.32 1,040.39
    9      1991    73     778.66                                 927.51   960.74
   10      1992    74     985.12                               1,172.11 1,129.94
   11      1993    75   1,044.87                               1,231.12 1,156.07
   12      1994    76   1,138.64                               1,357.87 1,230.81
   13      1995    77   1,045.82                               1,294.16 1,191.28
   14      1996    78   1,323.79                      $741.35  1,635.51 1,502.41
   15      1997    79   1,537.41                       809.79  1,757.94 1,691.24
   16      1998    80   1,876.89   $ 780.44            890.47  2,169.59 2,018.79    $ 780.44
   17      1999    81   2,287.54     832.50            899.61  2,789.99 2,266.83      773.02
   18      2000    82   2,576.74     931.24  $818.27   884.73  4,172.34 2,396.79    1,406.65
   19      2001    83   2,298.41   1,135.23   578.49   847.97  4,144.47 2,460.09    1,116.40
   20      2002    84   1,815.51   1,052.69   381.42   838.43  3,225.01 2,398.76      924.99
                         HARRIS              METLIFE FRANKLIN   STATE
                        OAKMARK              MID CAP TEMPLETON  STREET   PIMCO        MFS                       MFS
PAYMENT  CALENDAR      LARGE CAP     JANUS    STOCK  SMALL CAP RESEARCH  TOTAL      MID CAP       PIMCO      RESEARCH
 YEAR      YEAR   AGE    VALUE      GROWTH    INDEX   GROWTH    AURORA   RETURN      GROWTH     INNOVATION INTERNATIONAL
-------  -------- --- ------------ --------- ------- --------- -------- -------- -------------- ---------- -------------
    1      1983    65
    2      1984    66
    3      1985    67
    4      1986    68
    5      1987    69
    6      1988    70
    7      1989    71
    8      1990    72
    9      1991    73
   10      1992    74
   11      1993    75
   12      1994    76
   13      1995    77
   14      1996    78
   15      1997    79
   16      1998    80   $ 780.44
   17      1999    81     753.93
   18      2000    82     668.03             $818.27           $ 818.27
   19      2001    83     714.94   $ 836.18   852.92  $836.18    964.85 $ 838.18    $ 836.18     $836.18      $836.18
   20      2002    84     805.97     633.21   801.09   719.05  1,088.93   875.45      686.30      805.57       712.82




INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND
EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35% or 1.60% as applicable), AND MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 2001, after giving effect to current expense caps or deferrals: .42% State Street Research Money Market; .49% State Street Research Bond Income; .84% Salomon Brothers Strategic Bond Opportunities; .70% Salomon Brothers U.S. Government; ..83% Balanced; .84% Alger Equity Growth; .83% Davis Venture Value; .87% Harris Oakmark Focused Value; 1.00% Loomis Sayles Small Cap; .90% MFS Investors
Trust; .90% MFS Research Managers; .78% FI Structured Equity; .63% Lehman Brothers Aggregate Bond Index; 1.01% Harris Oakmark Large Cap Value; 1.20% Janus Growth; .99% Janus Mid Cap; .56% MetLife Stock Index; 1.06% Neuberger Berman Partners Mid Cap Value; 1.00% Putnam Large Cap Growth; 1.30% Franklin Templeton Small Cap Growth 1.00% Morgan Stanley EAFE Index; 1.16% Putnam International Stock; .80% Russell 2000 Index; .78% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .90% PIMCO Total Return; 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research International; .63% American Funds Growth; .60% American Funds Growth-Income; 1.08% American Funds Global Capitalization.

-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.

                               THE FIXED ACCOUNT

  Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

  The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the sub-accounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to an annual effective rate of 3%; or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us (currently $500,000). (For Contracts issued in Maryland, we reserve the right to restrict such purchase payments and transfers if the total Contract Value in the Fixed Account equals or exceeds $500,000.) In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

  If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. See "Loan Provision for Certain Tax Benefited Retirement Plans." The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and (2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the State Street Research Money Market Sub-Account instead.


  We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                                    EXPERTS

  The financial statements of New England Variable Annuity Separate Account of New England Life Insurance Company ("NELICO") and the consolidated financial statements of NELICO and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by Anne Goggin, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

  The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners, and Qualified Plans for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.


  If mandated under applicable law, we may be required to reject a purchase payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

                                  APPENDIX A

                    ADVERTISING AND PROMOTIONAL LITERATURE

  Advertising and promotional literature prepared by NELICO for products it issues or administers may include references to MetLife Advisers, LLC or its affiliates, such as State Street Research & Management Company.


  NELICO advertising and promotional literature may include references to other NELICO affiliates. References may also be made to NELICO's parent company, MetLife and the services it provides to the Metropolitan Series Fund, Inc.


  References to subadvisers unaffiliated with MetLife Advisers or NELICO that perform subadvisory functions on behalf of New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust or the American Funds Insurance Series and their respective fund groups may be contained in NELICO's advertising and promotional literature including, but not limited to, Fred Alger Management, Inc. Davis Selected Advisers L.P., Salomon Brothers Asset Management Inc, and Putnam Investment Management, LLC.


  NELICO's advertising and promotional material may include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:


  . Specific and general assessments and forecasts regarding the U.S.
    economy, world economies, the economics of specific nations and their impact on the Series

  . Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions

  . Specific and general investment philosophies, strategies, processes, techniques and types of analysis

  . Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

  . The corporate histories, founding dates and names of founders of the entities

  . Awards, honors and recognition given to the firms

  . The names of those with ownership interest and the percentage of ownership

  . The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans

  . Current capitalization, levels of profitability and other financial and statistical information

  . Identification of portfolio managers, researchers, economists, principals and other staff members and employees

  . The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

  . Current and historical statistics about:

   -  total dollar amount of assets managed

   -  MetLife Advisers assets managed in total and/or by Series or Portfolio



   -  the growth of assets
   -  asset types managed
   - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
   - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser.

  . The general and specific strategies applied by the advisers in the management of the Zenith Fund's series and Metropolitan Fund's portfolios including, but not limited to:


   - the pursuit of growth, value, income oriented, risk management or other strategies
   -  the manner and degree to which the strategy is pursued
   - whether the strategy is conservative, moderate or extreme and an explanation of other features, attributes
   - the types and characteristics of investments sought and specific portfolio holdings
   -  the actual or potential impact and result from strategy implementation
   - through its own areas of expertise and operations, the value added by subadvisers to the management process

   - the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management


   - the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., an advisors' or subadvisors' effort to identify overvalued and undervalued issues.


  . Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than Eligible Funds of the Zenith Fund, Metropolitan Fund, Met Investors Series Trust or American Variable Insurance Series and those families of funds. Any such references will indicate that the Zenith Fund, Metropolitan Fund, Met Investors Series Trust or American Funds Insurance Series and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of Eligible Funds and other funds managed by the Eligible Funds' adviser and subadvisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.




  New England Securities Corporation an indirect subsidiary of NELICO, may be referenced in Eligible Fund advertising and promotional literature concerning the marketing services it provides.


  Additional information contained in advertising and promotional literature may include: rankings and ratings of the Eligible Funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.


  References to the Eligible Funds may be included in NELICO's advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:


  . Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms and other organizations involved in 401(k) and retirement programs with whom NELICO may or may not have a relationship.


  . Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the NELICO as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

  . Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

   - past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans
   - information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs
   -  current and prospective ERISA regulation and requirements.

  . Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the NELICO 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:


   -  increased employee retention
   -  reinforcement or creation of morale
   -  deductibility of contributions for participants
   -  deductibility of expenses for employers
   -  tax deferred growth, including illustrations and charts
   -  loan features and exchanges among accounts
   - educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

  . Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, the Fund and investing in NELICO's 401(k) and retirement plans, including, but not limited to:


   - the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena

   -  broad choice of investment options and competitive fees
   -  plan sponsor and participant statements and notices
   -  the plan prototype, summary descriptions and board resolutions
   -  plan design and customized proposals
   -  trusteeship, record keeping and administration
   - the services of State Street Bank, including, but not limited to, trustee services and tax reporting

   - the services of Boston Financial Data Services, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements

   - the services of Trust Consultants Inc., including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

  . Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

   -  access to expertise on investments
   - assistance in interpreting past, present and future market trends and economic events
   - providing information to clients including participants during enrollment and on an ongoing basis after participation
   - promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

New England Variable Annuity Separate Account of
New England Life Insurance Company

Independent Auditors' Report

To the Contract Owners of New England Variable Annuity Separate Account of New England Life Insurance Company:

We have audited the accompanying statement of assets and liabilities and the related statement of operations of the New England Variable Annuity Separate Account (comprised of the following Sub-Accounts: State Street Research Bond Income, State Street Research Money Market, Harris Oakmark Mid Cap Value, Westpeak Growth and Income, Loomis Sayles Small Cap, Solomon Brothers U.S. Government, Balanced, Alger Equity Growth, Davis Venture Value, Salomon Brothers Strategic Bond Opportunities, MFS Investors, MFS Research Managers, Janus Mid Cap, Janus Growth, Putnam Large Cap Growth, Putnam International Stock, Russell 2000 Index, State Street Research Aurora Small Cap Value, State Street Research Investment Trust, MetLife Stock Index, MetLife Mid Cap Stock Index, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Neuberger Berman Partners Mid Cap, Franklin Templeton Small Cap Growth, Lord Abbett Bond Debenture, PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth, MFS Research International, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization) of New England Life Insurance Company as of and for the year ended December 31, 2001, and the related statements of changes in net assets for each of the two years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position and the results of operations of the respective aforementioned Sub-Accounts comprising the New England Variable Annuity Separate Account of New England Life Insurance Company as of and for the year ended December 31, 2001, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 22, 2002

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Assets and Liabilities

December 31, 2001



                                                                              New England Zenith Fund
                                                       ---------------------------------------------------------------------
                                                           Bond          Bond         Money          Money         Midcap
                                                          Income        Income        Market        Market         Value
                                                         Class A       Class B       Class A        Class B       Class A
                                                           Sub-          Sub-          Sub-          Sub-           Sub-
                                                         Account       Account       Account        Account       Account
                                                       ------------   ----------   ------------   -----------   ------------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $130,591,615   $7,829,574   $106,848,024   $15,238,231   $119,425,858




                                                                Shares         Cost
                                                              ----------   -------------
State Street Research Bond Income Series Class A.............   1,194,472     130,735,634
State Street Research Bond Income Series Class B.............      72,029       7,830,993
State Street Research Money Market Series Class A............   1,068,480     106,848,024
State Street Research Money Market Series Class B............     152,382      15,238,231
Harris Oakmark Midcap Value Series Class A...................     641,764     100,639,962
Harris Oakmark Midcap Value Series Class E...................      54,705       9,571,166
Westpeak Growth and Income Series Class A....................     934,776     189,449,770
Westpeak Growth and Income Series Class E....................       9,706       1,490,772
Loomis Sayles Small Cap Series Class A.......................     754,320     133,989,325
Loomis Sayles Small Cap Series Class E.......................      12,102       2,029,018
Salomon Brothers U.S. Government Series Class A..............   4,887,984      56,463,287
Salomon Brothers U.S. Government Series Class E..............     518,790       6,223,647
Balanced Series Class A......................................   7,157,918     104,137,584
Balanced Series Class E......................................     124,363       1,528,487
Alger Equity Growth Series Class A...........................  14,401,096     356,139,152
Alger Equity Growth Series Class E...........................     238,284       4,794,004
Davis Venture Value Series Class A...........................  13,473,459     309,210,387
Davis Venture Value Series Class E...........................     474,732      10,711,876
Solomon Brothers Bond Opportunities Series Class A...........   6,248,785      73,577,618
Solomon Brothers Bond Opportunities Series Class E...........     215,782       2,405,821
MFS Investors Series Class A.................................   1,725,757      17,215,488
MFS Investors Series Class E.................................      82,760         690,879
MFS Research Managers Series Class A.........................   3,037,467      37,874,949
MFS Research Managers Series Class E.........................      41,703         368,780
Janus Mid Cap Portfolio Class B..............................     675,453      11,784,874
Janus Growth Portfolio Class B...............................     358,324       2,860,461
Putnam Large Cap Growth Portfolio Class A....................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio Class E....................     204,243       1,075,395
Putnam International Stock Portfolio Class A.................   7,010,896      86,198,422
Putnam International Stock Portfolio Class E.................     223,488       2,076,650
Russell 2000 Index Portfolio Class B.........................     585,367       5,838,719
State Street Research Aurora Small Cap Value Portfolio
 Class A.....................................................   2,045,173      27,785,864
State Street Research Aurora Small Cap Value Portfolio
 Class E.....................................................     466,618       6,069,474
State Street Research Investment Trust Portfolio Class B.....      98,381       2,496,847
MetLife Stock Index Portfolio Class B........................     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio Class B................     415,491       4,187,207
Lehman Brothers Aggregate Bond Index Portfolio Class B.......   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio Class B..................     406,233       3,767,522
Neuberger Berman Partners Mid Cap Value Portfolio Class B....     143,555       1,985,773
Franklin Templeton Small Cap Growth Portfolio Class B........     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio Class B.................     286,021       3,201,692
PIMCO Total Return Portfolio Class B.........................   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B...........................     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class B.........................     364,807       2,946,734
MFS Research International Portfolio Class B.................     189,919       1,624,178
American Funds Growth Fund Class 2...........................     524,917      23,474,727
American Funds Growth-Income Fund Class 2....................     764,471      23,954,298
American Funds Global Small Capitalization Fund Class 2......     295,942       3,113,357
                                                                            -------------
     Total...................................................               1,964,740,251
                                                                            =============




                                                                              New England Zenith Fund
                                                       ---------------------------------------------------------------------
                                                           Bond          Bond         Money          Money         Midcap
                                                          Income        Income        Market        Market         Value
                                                         Class A       Class B       Class A        Class B       Class A
                                                           Sub-          Sub-          Sub-          Sub-           Sub-
                                                         Account       Account       Account        Account       Account
                                                       ------------   ----------   ------------   -----------   ------------
 Amount due and accrued from contract-related
  transactions, net..................................      (183,254)     101,930        (60,866)      151,055       (387,231)
 Dividends receivable................................            --           --        168,260            --             --
                                                       ------------   ----------   ------------   -----------   ------------
   Total Assets......................................   130,408,361    7,931,504    106,955,418    15,389,286    119,038,627
Liabilities
 Due to (from) New England Life Insurance Company....       275,995          472       (727,193)      (17,258)       143,299
                                                       ------------   ----------   ------------   -----------   ------------
Net Assets...........................................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328
                                                       ============   ==========   ============   ===========   ============
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................  $126,649,695   $7,931,032   $107,022,134   $15,406,544   $117,324,713
 Annuity Reserves (Note 7)...........................     3,482,671           --        660,477            --      1,570,615
                                                       ------------   ----------   ------------   -----------   ------------
Total Net Assets.....................................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328
                                                       ============   ==========   ============   ===========   ============


                       See Notes to Financial Statements





                                                         New England Zenith Fund
    -------------------------------------------------------------------------------------------------------------------------------
      Midcap      Growth and   Growth and                               U.S.         U.S.                                 Equity
       Value        Income       Income     Small Cap    Small Cap   Government   Government   Balanced     Balanced      Growth
      Class E      Class A      Class E      Class A      Class E      Class A     Class E      Class A     Class E      Class A
       Sub-          Sub-         Sub-         Sub-         Sub-        Sub-         Sub-        Sub-         Sub-         Sub-
      Account      Account      Account      Account      Account      Account     Account      Account     Account      Account
    -----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------  ----------  ------------
    $10,129,191  $146,301,801  $1,516,841  $133,710,850  $2,142,488  $58,460,291  $6,209,921  $89,044,499  $1,545,828  $298,678,735

        155,363       117,726       9,904      (273,688)     (5,664)    (204,075)     83,311         (462)     36,862       (25,017)
             --            --          --            --          --           --          --           --          --            --
    -----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------  ----------  ------------
     10,284,554   146,419,527   1,526,745   133,437,162   2,136,824   58,256,216   6,293,232   89,044,037   1,582,690   298,653,718
            286       171,600         417       163,930         561       68,180         216      104,243         532       419,002
    -----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------  ----------  ------------
    $10,284,268  $146,247,927  $1,526,328  $133,273,232  $2,136,263  $58,188,036  $6,293,016  $88,939,794  $1,582,158  $298,234,716
    ===========  ============  ==========  ============  ==========  ===========  ==========  ===========  ==========  ============
    $10,284,268  $142,427,828  $1,526,328  $131,742,003  $2,136,263  $56,558,544  $6,293,016  $87,155,416  $1,582,158  $294,216,835
             --     3,820,099         --      1,531,229          --    1,629,492         --     1,784,378          --     4,017,881
    -----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------  ----------  ------------
    $10,284,268  $146,247,927  $1,526,328  $133,273,232  $2,136,263  $58,188,036  $6,293,016  $88,939,794  $1,582,158  $298,234,716
    ===========  ============  ==========  ============  ==========  ===========  ==========  ===========  ==========  ============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Assets and Liabilities

December 31, 2001




                                                                                          New England Zenith Fund
                                                       --------------------------------------------------------------------
                                                         Equity      Venture       Venture       Bond           Bond
                                                         Growth       Value         Value    Opportunities  Opportunities
                                                        Class E      Class A       Class E      Class A        Class E
                                                          Sub-         Sub-         Sub-         Sub-           Sub-
                                                        Account      Account       Account      Account        Account
                                                       ----------  ------------  ----------- -------------  -------------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $4,918,188  $315,144,204  $11,084,982  $70,111,371    $2,421,073

                                                       New England Zenith Fund
                                                       ------------------------
                                                         Investors    Investors
                                                          Class A      Class E
                                                           Sub-         Sub-
                                                          Account      Account
                                                        -----------   ---------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................   $14,789,739   $709,252



                                              Shares         Cost
                                            ----------   -------------
State Street Research Bond Income
 Series Class A...........................   1,194,472     130,735,634
State Street Research Bond Income
 Series Class B...........................      72,029       7,830,993
State Street Research Money Market
 Series Class A...........................   1,068,480     106,848,024
State Street Research Money Market
 Series Class B...........................     152,382      15,238,231
Harris Oakmark Midcap Value Series
 Class A..................................     641,764     100,639,962
Harris Oakmark Midcap Value Series
 Class E..................................      54,705       9,571,166
Westpeak Growth and Income Series
 Class A..................................     934,776     189,449,770
Westpeak Growth and Income Series
 Class E..................................       9,706       1,490,772
Loomis Sayles Small Cap Series Class A....     754,320     133,989,325
Loomis Sayles Small Cap Series Class E....      12,102       2,029,018
Salomon Brothers U.S. Government
 Series Class A...........................   4,887,984      56,463,287
Salomon Brothers U.S. Government
 Series Class E...........................     518,790       6,223,647
Balanced Series Class A...................   7,157,918     104,137,584
Balanced Series Class E...................     124,363       1,528,487
Alger Equity Growth Series Class A........  14,401,096     356,139,152
Alger Equity Growth Series Class E........     238,284       4,794,004
Davis Venture Value Series Class A........  13,473,459     309,210,387
Davis Venture Value Series Class E........     474,732      10,711,876
Solomon Brothers Bond Opportunities
 Series Class A...........................   6,248,785      73,577,618
Solomon Brothers Bond Opportunities
 Series Class E...........................     215,782       2,405,821
MFS Investors Series Class A..............   1,725,757      17,215,488
MFS Investors Series Class E..............      82,760         690,879
MFS Research Managers Series Class A......   3,037,467      37,874,949
MFS Research Managers Series Class E......      41,703         368,780
Janus Mid Cap Portfolio Class B...........     675,453      11,784,874
Janus Growth Portfolio Class B............     358,324       2,860,461
Putnam Large Cap Growth Portfolio
 Class A..................................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio
 Class E..................................     204,243       1,075,395
Putnam International Stock Portfolio
 Class A..................................   7,010,896      86,198,422
Putnam International Stock Portfolio
 Class E..................................     223,488       2,076,650
Russell 2000 Index Portfolio Class B......     585,367       5,838,719
State Street Research Aurora Small
 Cap Value Portfolio Class A..............   2,045,173      27,785,864
State Street Research Aurora Small
 Cap Value Portfolio Class E..............     466,618       6,069,474
State Street Research Investment
 Trust Portfolio Class B..................      98,381       2,496,847
MetLife Stock Index Portfolio Class B.....     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio.....
 Class B..................................     415,491       4,187,207
Lehman Brothers Aggregate Bond Index
 Portfolio Class B........................   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio
 Class B..................................     406,233       3,767,522
Neuberger Berman Partners Mid Cap
 Value Portfolio Class B..................     143,555       1,985,773
Franklin Templeton Small Cap Growth
 Portfolio Class B........................     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio
 Class B..................................     286,021       3,201,692
PIMCO Total Return Portfolio Class B......   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B........     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class B           364,807       2,946,734
MFS Research International Portfolio
 Class B..................................     189,919       1,624,178
American Funds Growth Fund Class 2........     524,917      23,474,727
American Funds Growth-Income Fund
 Class 2..................................     764,471      23,954,298
American Funds Global Small
 Capitalization Fund Class 2..............     295,942       3,113,357
                                                         -------------
     Total................................               1,964,740,251
                                                         =============





 Amount due and accrued from contract-related
  transactions, net..................................      75,338       (196,482)      246,201     (260,351)       15,322
 Dividends receivable................................          --             --            --           --            --
                                                       ----------   ------------   -----------   -----------   ----------
   Total Assets......................................   4,993,526    314,947,722    11,331,183   69,851,020     2,436,395
Liabilities
 Due to (from) New England Life Insurance Company....         669        426,101           357       83,272           305
                                                       ----------   ------------   -----------   -----------   ----------
Net Assets...........................................  $4,992,857   $314,521,621   $11,330,826   $69,767,748   $2,436,090
                                                       ==========   ============   ===========   ===========   ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................  $4,992,857   $309,784,305   $11,330,826   $67,847,195   $2,436,090
 Annuity Reserves (Note 7)...........................          --      4,737,316            --    1,920,553            --
                                                       ----------   ------------   -----------   -----------   ----------
Total Net Assets.....................................  $4,992,857   $314,521,621   $11,330,826   $69,767,748   $2,436,090
                                                       ==========   ============   ===========   ===========   ==========





 Amount due and accrued from contract-related
  transactions, net..................................        16,601      9,491
 Dividends receivable................................            --         --
                                                        -----------   --------
   Total Assets......................................    14,806,340    718,743
Liabilities
 Due to (from) New England Life Insurance Company....       (87,705)       515
                                                        -----------   --------
Net Assets...........................................   $14,894,045   $718,228
                                                        ===========   ========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................   $14,727,261   $718,228
 Annuity Reserves (Note 7)...........................       166,784         --
                                                        -----------   --------
Total Net Assets.....................................   $14,894,045   $718,228
                                                        ===========   ========


                       See Notes to Financial Statements




    New England Zenith Fund                                                      Metropolitan Series Fund
    ------------------------   -------------------------------------------------------------------------------------
      Research     Research                               Large Cap    Large Cap    International   International
      Managers     Managers     Mid Cap       Growth       Growth        Growth         Stock           Stock
      Class A       Class E     Class B      Class B       Class A      Class E        Class A         Class E
        Sub-         Sub-         Sub-         Sub-         Sub-          Sub-          Sub-            Sub-
      Account       Account     Account      Account       Account      Account        Account         Account
    ------------   ---------   ----------   ----------   -----------   ----------   -------------   -------------


    $27,458,705    $375,745    $9,794,064   $2,802,094   $13,031,271   $1,029,384    $66,463,293     $2,107,492



---------------------------------------
Russell 2000     Aurora        Aurora
   Index        Small Cap    Small Cap
  Class B        Class A      Class E
    Sub-          Sub-          Sub-
  Account        Account      Account
------------   -----------   ----------


 $6,046,841    $28,898,300   $6,588,645




            40,944          1,137        113,110         4,093         26,450        6,165         168,522         17,300
                --             --             --            --             --           --              --             --
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
        27,499,649        376,882      9,907,174     2,806,187     13,057,721    1,035,549      66,631,815      2,124,792
           135,327          1,020         10,890         2,086         15,028          468          79,944            481
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
       $27,364,322       $375,862     $9,896,284    $2,804,101    $13,042,693   $1,035,081     $66,551,871     $2,124,311
       ===========       ========     ==========    ==========    ===========   ==========     ===========     ==========
       $27,053,091       $375,862     $9,884,085    $2,804,101    $12,903,057   $1,035,081     $65,858,610     $2,124,311
           311,231             --         12,199            --        139,636           --         693,261             --
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
       $27,364,322       $375,862     $9,896,284    $2,804,101    $13,042,693   $1,035,081     $66,551,871     $2,124,311
       ===========       ========     ==========    ==========    ===========   ==========     ===========     ==========




     (2,910)       (12,054)      46,919
         --             --           --
 ----------    -----------   ----------
  6,043,931     28,886,246    6,635,564
      6,620         34,465          631
 ----------    -----------   ----------
 $6,037,311    $28,851,781   $6,634,933
 ==========    ===========   ==========
 $6,035,398    $28,417,704   $6,634,933
      1,913        434,077           --
 ----------    -----------   ----------
 $6,037,311    $28,851,781   $6,634,933
 ==========    ===========   ==========

                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Assets and Liabilities

December 31, 2001




                                                                       Metropolitan Series Fund
                                                       ------------------------------------------------------
                                                       Investment      Stock        Mid Cap      Aggregate
                                                         Trust         Index      Stock Index   Bond Index
                                                        Class B       Class B       Class B       Class B
                                                          Sub-         Sub-          Sub-          Sub-
                                                        Account       Account       Account       Account
                                                       ----------   -----------   -----------   -----------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $2,538,242   $13,878,188   $4,333,570    $13,927,353





                                                               Metropolitan Series Fund
                                                          ------------------------------------
                                                             EAFE       Mid Cap     Small Cap
                                                            Index        Value        Growth
                                                           Class B      Class B      Class B
                                                             Sub-         Sub-         Sub-
                                                           Account      Account      Account
                                                          ----------   ----------   ----------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................     $3,517,973   $2,027,003   $3,957,174



                                         Shares         Cost
                                       ----------   -------------


State Street Research Bond Income
 Series Class A......................   1,194,472     130,735,634
State Street Research Bond Income
 Series Class B......................      72,029       7,830,993
State Street Research Money Market
 Series Class A......................   1,068,480     106,848,024
State Street Research Money Market
 Series Class B......................     152,382      15,238,231
Harris Oakmark Midcap Value Series
 Class A.............................     641,764     100,639,962
Harris Oakmark Midcap Value Series
 Class E.............................      54,705       9,571,166
Westpeak Growth and Income Series
 Class A.............................     934,776     189,449,770
Westpeak Growth and Income Series
 Class E.............................       9,706       1,490,772
Loomis Sayles Small Cap Series Class
 A...................................     754,320     133,989,325
Loomis Sayles Small Cap Series Class
 E...................................      12,102       2,029,018
Salomon Brothers U.S. Government
 Series Class A......................   4,887,984      56,463,287
Salomon Brothers U.S. Government
 Series Class E......................     518,790       6,223,647
Balanced Series Class A..............   7,157,918     104,137,584
Balanced Series Class E..............     124,363       1,528,487
Alger Equity Growth Series Class A...  14,401,096     356,139,152
Alger Equity Growth Series Class E...     238,284       4,794,004
Davis Venture Value Series Class A...  13,473,459     309,210,387
Davis Venture Value Series Class E...     474,732      10,711,876
Solomon Brothers Bond Opportunities
 Series Class A......................   6,248,785      73,577,618
Solomon Brothers Bond Opportunities
 Series Class E......................     215,782       2,405,821
MFS Investors Series Class A.........   1,725,757      17,215,488
MFS Investors Series Class E.........      82,760         690,879
MFS Research Managers Series Class
 A...................................   3,037,467      37,874,949
MFS Research Managers Series Class
 E...................................      41,703         368,780
Janus Mid Cap Portfolio Class B......     675,453      11,784,874
Janus Growth Portfolio Class B.......     358,324       2,860,461
Putnam Large Cap Growth Portfolio
 Class A.............................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio
 Class E.............................     204,243       1,075,395
Putnam International Stock Portfolio
 Class A.............................   7,010,896      86,198,422
Putnam International Stock Portfolio
 Class E.............................     223,488       2,076,650
Russell 2000 Index Portfolio Class
 B...................................     585,367       5,838,719
State Street Research Aurora Small
 Cap Value Portfolio Class A.........   2,045,173      27,785,864
State Street Research Aurora Small
 Cap Value Portfolio Class E.........     466,618       6,069,474
State Street Research Investment
 Trust Portfolio Class B.............      98,381       2,496,847
MetLife Stock Index Portfolio Class
 B...................................     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio
 Class B.............................     415,491       4,187,207
Lehman Brothers Aggregate Bond Index
 Portfolio Class B...................   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio
 Class B.............................     406,233       3,767,522
Neuberger Berman Partners Mid Cap
 Value Portfolio Class B.............     143,555       1,985,773
Franklin Templeton Small Cap Growth
 Portfolio Class B...................     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio
 Class B.............................     286,021       3,201,692
PIMCO Total Return Portfolio Class
 B...................................   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B...     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class
 B...................................     364,807       2,946,734
MFS Research International Portfolio
 Class B.............................     189,919       1,624,178
American Funds Growth Fund Class 2... 524,917 23,474,727 American Funds Growth-Income Fund
 Class 2.............................     764,471      23,954,298
American Funds Global Small
 Capitalization Fund Class 2.........     295,942       3,113,357
                                                    -------------
     Total...........................               1,964,740,251
                                                    =============




 Amount due and accrued from contract-related
  transactions, net.............................     104,516        189,328       38,089         42,845       33,161        17,246
 Dividends receivable...........................          --             --           --             --           --            --
                                                  ----------    -----------   ----------    -----------   ----------    ----------
   Total Assets.................................   2,642,758     14,067,516    4,371,659     13,970,198    3,551,134     2,044,249
Liabilities
 Due to (from) New England Life Insurance
  Company.......................................       2,286         12,879       45,748         14,199        3,922         2,735
                                                  ----------    -----------   ----------    -----------   ----------    ----------
Net Assets......................................  $2,640,472    $14,054,637   $4,325,911    $13,955,999   $3,547,212    $2,041,514
                                                  ==========    ===========   ==========    ===========   ==========    ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts.....................................  $2,627,509    $14,052,806   $4,325,911    $13,724,176   $3,512,417    $2,040,804
 Annuity Reserves (Note 7)......................      12,963          1,831           --        231,823       34,795           710
                                                  ----------    -----------   ----------    -----------   ----------    ----------
Total Net Assets................................  $2,640,472    $14,054,637   $4,325,911    $13,955,999   $3,547,212    $2,041,514
                                                  ==========    ===========   ==========    ===========   ==========    ==========


 Amount due and accrued from contract-related
  transactions, net.............................          7,965
 Dividends receivable...........................             --
                                                     ----------
   Total Assets.................................      3,965,139
Liabilities
 Due to (from) New England Life Insurance
  Company.......................................          3,667
                                                     ----------
Net Assets......................................     $3,961,472
                                                     ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts.....................................     $3,961,472
 Annuity Reserves (Note 7)......................             --
                                                     ----------
Total Net Assets................................     $3,961,472
                                                     ==========


                       See Notes to Financial Statements



                    Met Investors Series Trust                                    American Funds
-------------------------------------------------------------------   --------------------------------------   --------------
   Bond                                   Mid Cap       Research                      Growth-       Global
Debenture    Total Return   Innovation     Growth     International     Growth        Income      Small Cap
 Class B       Class B       Class B      Class B        Class B        Class 2       Class 2      Class 2
   Sub-          Sub-          Sub-         Sub-          Sub-           Sub-          Sub-          Sub-
 Account       Account       Account      Account        Account        Account       Account      Account         Total
---------    ------------   ----------   ----------   -------------   -----------   -----------   ----------   --------------


$3,203,436   $15,951,836    $2,430,164   $3,042,493    $1,610,516     $23,138,356   $24,142,003   $3,397,414   $1,832,544,111
    34,293       201,609       (14,896)      (6,211)       47,382         226,734       231,763       41,363        1,026,877
        --            --            --           --            --              --            --           --          168,260
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
 3,237,729    16,153,445     2,415,268    3,036,282     1,657,898      23,365,090    24,373,766    3,438,777    1,833,739,248
     1,579      (183,305)        1,670      (32,983)         (856)         11,541        18,769        1,352        1,217,959
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
$3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============
$3,226,832   $16,275,386    $2,413,598   $3,042,628    $1,626,222     $22,958,495   $24,056,295   $3,199,350   $1,804,263,673
     9,318        61,364           --        26,637        32,532         395,054       298,702      238,075       28,257,616
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
$3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Operations

For The Year Ended December 31, 2001




                                                                           New England Zenith Fund
                                                  ---------------------------------------------------------------------------------
                                                     Bond          Bond         Money         Money         Midcap         Midcap
                                                    Income        Income        Market        Market         Value         Value
                                                   Class A       Class B       Class A       Class B        Class A       Class E
                                                     Sub-          Sub-          Sub-          Sub-          Sub-           Sub-
                                                   Account      Account***     Account      Account***      Account      Account***
                                                  ----------    ----------    ----------    ----------    -----------    ----------
Income
 Dividends......................................  $9,585,023     $     --     $3,623,308     $43,482      $   454,739     $     --
Expenses
 Mortality, expense risk and administrative
  charges (Note 3)..............................   1,082,226       18,642        893,058      45,863          917,937       23,051
                                                  ----------     --------     ----------     -------      -----------     --------
 Net investment income (loss)...................   8,502,797      (18,642)     2,730,250      (2,381)        (463,198)     (23,051)
Net Realized and Unrealized Gain (Loss) on
 Investments
 Net unrealized appreciation (depreciation) on
  investments:
  Beginning of period...........................    (244,553)          --             --          --       (1,391,796)          --
  End of period.................................    (144,019)      (1,419)            --          --       18,785,896      558,025
                                                  ----------     --------     ----------     -------      -----------     --------
 Net change in unrealized appreciation
  (depreciation)................................     100,534       (1,419)            --          --       20,177,692      558,025
 Net realized gain (loss) on investments........      (2,793)          90             --          --            2,970           --
                                                  ----------     --------     ----------     -------      -----------     --------
 Net realized and unrealized gain (loss) on
  investments...................................      97,741       (1,329)            --          --       20,180,662      558,025
                                                  ----------     --------     ----------     -------      -----------     --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.....................  $8,600,538     $(19,971)    $2,730,250     $(2,381)     $19,717,464     $534,974
                                                  ==========     ========     ==========     =======      ===========     ========


  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements



                                                   New England Zenith Fund
    --------------------------------------------------------------------------------------------------------------------------
     Growth and    Growth and                                  U.S.         U.S.                                     Equity
       Income        Income      Small Cap     Small Cap    Government   Government     Balanced      Balanced       Growth
      Class A       Class E       Class A       Class E      Class A      Class E       Class A       Class E       Class A
        Sub-          Sub-          Sub-          Sub-         Sub-         Sub-          Sub-          Sub-          Sub-
      Account      Account***     Account      Account***    Account     Account***     Account      Account***     Account
    ------------   ----------   ------------   ----------   ----------   ----------   ------------   ----------   ------------

    $  1,553,140    $    --     $ 10,986,881    $     --    $2,954,589    $     --    $  3,856,447    $    --     $ 20,790,431
       1,403,545      3,552        1,188,941       4,742       463,556      16,043         791,695      3,928        2,850,905
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
         149,595     (3,552)       9,797,940      (4,742)    2,491,033     (16,043)      3,064,752     (3,928)      17,939,526
     (15,694,769)        --       26,692,427          --     1,803,686          --      (6,902,524)        --        8,563,117
     (43,147,969)    26,069         (278,475)    113,470     1,997,004     (13,726)    (15,093,085)    17,341      (57,460,417)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
     (27,453,200)    26,069      (26,970,902)    113,470       193,318     (13,726)     (8,190,561)    17,341      (66,023,534)
      (1,220,250)     1,706           30,402      (1,133)         (454)        (83)          3,394         --       (1,188,669)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
     (28,673,450)    27,775      (26,940,500)    112,337       192,864     (13,809)     (8,187,167)    17,341      (67,212,203)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
    $(28,523,855)   $24,223     $(17,142,560)   $107,595    $2,683,897    $(29,852)   $ (5,122,415)   $13,413     $(49,272,677)
    ============    =======     ============    ========    ==========    ========    ============    =======     ============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Operations

For The Year Ended December 31, 2001




                                                                         New England Zenith Fund
                                 --------------------------------------------------------------------------------------------------
                                   Equity       Venture       Venture         Bond            Bond
                                   Growth        Value         Value      Opportunities   Opportunities    Investors    Investors
                                  Class E       Class A       Class E        Class A         Class E        Class A      Class E
                                    Sub-          Sub-          Sub-          Sub-            Sub-           Sub-          Sub-
                                 Account***     Account      Account***      Account       Account***       Account     Account***
                                 ----------   ------------   ----------   -------------   -------------   -----------   ----------
Income
 Dividends.....................   $     --    $ 35,888,398    $     --     $ 5,544,147       $    --      $    67,295    $    --
Expenses
 Mortality, expense risk and
  administrative charges
  (Note 3).....................     12,988       2,802,002      25,250         602,783         6,348          129,806      1,460
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net investment income
  (loss).......................    (12,988)     33,086,396     (25,250)      4,941,364        (6,348)         (62,511)    (1,460)
Net Realized and Unrealized
 Gain (Loss) on Investments
 Net unrealized appreciation
  (depreciation) on
  investments:
  Beginning of period..........         --      84,058,988          --      (2,368,824)           --          233,969         --
  End of period................    124,184       5,933,817     373,106      (3,466,247)       15,252       (2,425,749)    18,373
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net change in unrealized
  appreciation
  (depreciation)...............    124,184     (78,125,171)    373,106      (1,097,423)       15,252       (2,659,718)    18,373
 Net realized gain (loss) on
  investments..................         --         305,915          --          22,396           (69)         (57,058)       (42)
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net realized and unrealized
  gain (loss) on investments...    124,184     (77,819,256)    373,106      (1,075,027)       15,183       (2,716,776)    18,331
                                  --------    ------------    --------     -----------       -------      -----------    -------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations....................   $111,196    $(44,732,860)   $347,856     $ 3,866,337       $ 8,835      $(2,779,287)   $16,871
                                  ========    ============    ========     ===========       =======      ===========    =======





                                     New England Zenith Fund
                                    -------------------------
                                      Research      Research
                                      Managers      Managers
                                      Class A       Class E
                                        Sub-          Sub-
                                      Account      Account***
                                    ------------   ----------
Income
 Dividends.....................     $    325,876     $   --
Expenses
 Mortality, expense risk and
  administrative charges
  (Note 3).....................          271,986        951
                                    ------------     ------
 Net investment income
  (loss).......................           53,890       (951)
Net Realized and Unrealized
 Gain (Loss) on Investments
 Net unrealized appreciation
  (depreciation) on
  investments:
  Beginning of period..........       (2,338,138)        --
  End of period................      (10,416,244)     6,965
                                    ------------     ------
 Net change in unrealized
  appreciation
  (depreciation)...............       (8,078,106)     6,965
 Net realized gain (loss) on
  investments..................         (957,651)       (15)
                                    ------------     ------
 Net realized and unrealized
  gain (loss) on investments...       (9,035,757)     6,950
                                    ------------     ------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations....................     $ (8,981,867)    $5,999
                                    ============     ======






  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements

                                                 Metropolitan Series Fund
    ----------------------------------------------------------------------------------------------------
                                Large Cap    Large Cap    International   International   Russell 2000
      Mid Cap       Growth       Growth        Growth         Stock           Stock          Index
      Class B      Class B       Class A      Class E        Class A         Class E        Class B
       Sub-          Sub-         Sub-          Sub-          Sub-            Sub-            Sub-
     Account*     Account**      Account     Account***      Account       Account***       Account*
    -----------   ----------   -----------   ----------   -------------   -------------   ------------


    $        --    $     --    $        --    $     --    $  2,881,823       $    --        $  3,822
         64,374       9,079        110,412       2,547         609,513         4,793          31,062
    -----------    --------    -----------    --------    ------------       -------        --------
        (64,374)     (9,079)      (110,412)     (2,547)      2,272,310        (4,793)        (27,240)
             --          --     (3,072,866)         --         438,237            --              --
     (1,990,810)    (58,367)    (7,457,265)    (46,011)    (19,735,129)       30,842         208,122
    -----------    --------    -----------    --------    ------------       -------        --------
     (1,990,810)    (58,367)    (4,384,399)    (46,011)    (20,173,366)       30,842         208,122
        (16,217)       (885)       (55,965)        502        (945,242)           --          (4,807)
    -----------    --------    -----------    --------    ------------       -------        --------
     (2,007,027)    (59,252)    (4,440,364)    (45,509)    (21,118,608)       30,842         203,315
    -----------    --------    -----------    --------    ------------       -------        --------
    $(2,071,401)   $(68,331)   $(4,550,776)   $(48,056)   $(18,846,298)      $26,049        $176,075
    ===========    ========    ===========    ========    ============       =======        ========


             Metropolitan Series Fund
       ------------------------------------
         Aurora       Aurora     Investment
       Small Cap    Small Cap      Trust
        Class A      Class E      Class B
          Sub-         Sub-         Sub-
        Account*    Account***   Account**
       ----------   ----------   ----------
       $   44,510    $     --     $     --
          171,199      15,189        7,215
       ----------    --------     --------
         (126,689)    (15,189)      (7,215)
               --          --           --
        1,112,436     519,171       41,395
       ----------    --------     --------
        1,112,436     519,171       41,395
          (16,357)        (26)     (13,933)
       ----------    --------     --------
        1,096,079     519,145       27,462
       ----------    --------     --------
       $  969,390    $503,956     $ 20,247
       ==========    ========     ========


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Operations

For The Year Ended December 31, 2001




                                                                                       Metropolitan Series Fund
                                                              ----------------------------------------------------------------------
                                                                Stock       Mid Cap    Aggregate     EAFE       Mid Cap    Small Cap
                                                                Index     Stock Index  Bond Index    Index       Value      Growth
                                                               Class B      Class B     Class B     Class B     Class B     Class B
                                                                Sub-         Sub-         Sub-       Sub-        Sub-        Sub-
                                                              Account*     Account*     Account*   Account*    Account**   Account**
                                                              ---------   -----------  ----------  ---------   ---------   ---------
Income
 Dividends..................................................  $  50,651    $  3,596     $ 49,965   $   3,456    $    --    $     --
Expenses
 Mortality, expense risk and administrative charges
  (Note 3)..................................................     69,775      21,007       71,452      18,428      8,640      13,833
                                                              ---------    --------     --------   ---------    -------    --------
 Net investment income (loss)...............................    (19,124)    (17,411)     (21,487)    (14,972)    (8,640)    (13,833)
Net Realized and Unrealized Gain (Loss) on Investments
 Net unrealized appreciation (depreciation) on investments:
  Beginning of period.......................................         --          --           --          --         --          --
  End of period.............................................   (412,123)    146,363      229,132    (249,549)    41,230     119,547
                                                              ---------    --------     --------   ---------    -------    --------
 Net change in unrealized appreciation (depreciation).......   (412,123)    146,363      229,132    (249,549)    41,230     119,547
 Net realized gain (loss) on investments....................     (4,563)     (2,078)       1,320      (4,506)      (587)        (24)
                                                              ---------    --------     --------   ---------    -------    --------
 Net realized and unrealized gain (loss) on investments.....   (416,686)    144,285      230,452    (254,055)    40,643     119,523
                                                              ---------    --------     --------   ---------    -------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $(435,810)   $126,874     $208,965   $(269,027)   $32,003    $105,690
                                                              =========    ========     ========   =========    =======    ========


  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements





                        Met Investors Series Trust                                American Funds
    ------------------------------------------------------------------   ---------------------------------   -------------
      Bond                                    Mid Cap      Research                   Growth-     Global
    Debenture   Total Return   Innovation     Growth     International    Growth      Income     Small Cap
     Class B      Class B        Class B      Class B       Class B       Class 2     Class 2     Class 2
      Sub-          Sub-          Sub-         Sub-          Sub-          Sub-        Sub-        Sub-
    Account**    Account**      Account**    Account**     Account**     Account**   Account**   Account**       Total
    ---------   ------------   -----------   ---------   -------------   ---------   ---------   ---------   -------------
     $33,159     $ 128,906      $      --    $     --      $     --      $657,039    $304,796    $ 15,380    $  99,850,859
      11,048        50,380         10,550      10,832         4,793        89,809     101,500      12,923       15,081,611
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
      22,111        78,526        (10,550)    (10,832)       (4,793)      567,230     203,296       2,457       84,769,248
          --            --             --          --            --            --          --          --       89,776,954
       1,744      (180,844)      (255,664)     95,759       (13,662)     (336,371)    187,705     284,057     (132,196,140)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
       1,744      (180,844)      (255,664)     95,759       (13,662)     (336,371)    187,705     284,057     (221,973,094)
          95           123         (2,455)      3,143        (2,145)      (10,238)      2,631      (3,195)      (4,136,753)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
       1,839      (180,721)      (258,119)     98,902       (15,807)     (346,609)    190,336     280,862     (226,109,847)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
     $23,950     $(102,195)     $(268,669)   $ 88,070      $(20,600)     $220,621    $393,632    $283,319    $(141,340,599)
     =======     =========      =========    ========      ========      =========   ========    ========    =============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Changes in Net Assets

For The Year Ended December 31, 2001




                                                               New England Zenith Fund
                                 -----------------------------------------------------------------------------------
                                     Bond          Bond         Money          Money         Midcap        Midcap
                                    Income        Income        Market        Market         Value          Value
                                   Class A       Class B       Class A        Class B       Class A        Class E
                                     Sub-          Sub-          Sub-          Sub-           Sub-          Sub-
                                   Account      Account***     Account      Account***      Account      Account***
                                 ------------   ----------   ------------   -----------   ------------   -----------

From Operating Activities
 Net investment income
   (loss)......................  $  8,502,797   $  (18,642)  $  2,730,250   $    (2,381)  $   (463,198)  $   (23,051)
 Net realized and unrealized
   gain (loss) on
   investments.................        97,741       (1,329)            --            --     20,180,662       558,025
                                 ------------   ----------   ------------   -----------   ------------   -----------
   Net increase (decrease) in
    net assets resulting from
    operations.................     8,600,538      (19,971)     2,730,250        (2,381)    19,717,464       534,974
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........    15,003,606    5,935,921     36,031,482    20,491,103     17,293,208     6,815,774
 Net transfers (to) from other
   sub-accounts................    10,918,336           --     10,220,643            --     26,013,400            --
 Net transfers to New England
   Life Insurance Company......    (7,244,982)   2,015,082    (20,581,394)   (5,082,178)    (2,052,691)    2,933,520
                                 ------------   ----------   ------------   -----------   ------------   -----------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............    18,676,960    7,951,003     25,670,731    15,408,925     41,253,917     9,749,294
                                 ------------   ----------   ------------   -----------   ------------   -----------
 Net increase in net assets....    27,277,498    7,931,032     28,400,981    15,406,544     60,971,381    10,284,268
Net Assets, at beginning of the
 period........................   102,854,868           --     79,281,630            --     57,923,947            --
                                 ------------   ----------   ------------   -----------   ------------   -----------
Net Assets, at end of the
 period........................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328   $10,284,268
                                 ============   ==========   ============   ===========   ============   ===========


  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements





                                                 New England Zenith Fund
--------------------------------------------------------------------------------------------------------------------------
 Growth and    Growth and                                  U.S.          U.S.                                    Equity
   Income        Income      Small Cap     Small Cap    Government    Government    Balanced      Balanced       Growth
  Class A       Class E       Class A       Class E       Class A      Class E       Class A      Class E       Class A
    Sub-          Sub-          Sub-          Sub-         Sub-          Sub-         Sub-          Sub-          Sub-
  Account      Account***     Account      Account***     Account     Account***     Account     Account***     Account
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------


$    149,595   $   (3,552)  $  9,797,940   $   (4,742)  $ 2,491,033   $  (16,043)  $ 3,064,752   $   (3,928)  $ 17,939,526
 (28,673,450)      27,775    (26,940,500)     112,337       192,864      (13,809)   (8,187,167)      17,341    (67,212,203)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (28,523,855)      24,223    (17,142,560)     107,595     2,683,897      (29,852)   (5,122,415)      13,413    (49,272,677)
  11,642,730    1,275,073     11,419,245    1,567,052     8,777,844    4,279,383    10,206,112    1,280,466     33,568,288
 (19,971,658)          --    (21,176,322)          --     7,088,735           --    (5,153,032)          --    (39,121,453)
 (15,267,004)     227,032     (7,503,478)     461,616      (369,929)   2,043,485    (7,755,695)     288,279    (24,515,013)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (23,595,932)   1,502,105    (17,260,555)   2,028,668    15,496,650    6,322,868    (2,702,615)   1,568,745    (30,068,178)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (52,119,787)   1,526,328    (34,403,115)   2,136,263    18,180,547    6,293,016    (7,825,030)   1,582,158    (79,340,855)
 198,367,714           --    167,676,347           --    40,007,489           --    96,764,824           --    377,575,571
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
$146,247,927   $1,526,328   $133,273,232   $2,136,263   $58,188,036   $6,293,016   $88,939,794   $1,582,158   $298,234,716
============   ==========   ============   ==========   ===========   ==========   ===========   ==========   ============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Changes in Net Assets

For The Year Ended December 31, 2001




                                                                       New England Zenith Fund
                                 ---------------------------------------------------------------------------------------------------
                                   Equity       Venture        Venture         Bond            Bond
                                   Growth        Value          Value      Opportunities   Opportunities    Investors    Investors
                                  Class E       Class A        Class E        Class A         Class E        Class A      Class E
                                    Sub-          Sub-          Sub-           Sub-            Sub-           Sub-          Sub-
                                 Account***     Account      Account***       Account       Account***       Account     Account***
                                 ----------   ------------   -----------   -------------   -------------   -----------   ----------
From Operating Activities
 Net investment income
   (loss)......................  $  (12,988)  $ 33,086,396   $   (25,250)   $ 4,941,364     $   (6,348)    $   (62,511)   $ (1,460)
 Net realized and unrealized
   gain (loss) on
   investments.................     124,184    (77,819,256)      373,106     (1,075,027)        15,183      (2,716,776)     18,331
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
   Net increase (decrease) in
    net assets resulting from
    operations.................     111,196    (44,732,860)      347,856      3,866,337          8,835      (2,779,287)     16,871
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........   3,888,107     36,965,466     8,004,550      8,067,258      1,702,387       3,757,581     541,480
 Net transfers (to) from other
   sub-accounts................          --    (20,221,280)           --        364,004             --        (738,983)         --
 Net transfers to New England
   Life Insurance Company......     993,554    (20,223,444)    2,978,420     (6,609,863)       724,868        (353,567)    159,877
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............   4,881,661     (3,479,258)   10,982,970      1,821,399      2,427,255       2,665,031     701,357
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
 Net increase in net assets....   4,992,857    (48,212,118)   11,330,826      5,687,736      2,436,090        (114,256)    718,228
Net Assets, at beginning of the
 period........................          --    362,733,739            --     64,080,012             --      15,008,301          --
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
Net Assets, at end of the
 period........................  $4,992,857   $314,521,621   $11,330,826    $69,767,748     $2,436,090     $14,894,045    $718,228
                                 ==========   ============   ===========    ===========     ==========     ===========    ========




                                     New England Zenith Fund
                                    -------------------------
                                      Research      Research
                                      Managers      Managers
                                      Class A       Class E
                                        Sub-          Sub-
                                      Account      Account***
                                    ------------   ----------

From Operating Activities
 Net investment income
   (loss)......................     $     53,890    $   (951)
 Net realized and unrealized
   gain (loss) on
   investments.................       (9,035,757)      6,950
                                    ------------    --------
   Net increase (decrease) in
    net assets resulting from
    operations.................       (8,981,867)      5,999
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........        5,761,714     293,215
 Net transfers (to) from other
   sub-accounts................       (8,516,506)         --
 Net transfers to New England
   Life Insurance Company......       (1,692,049)     76,648
                                    ------------    --------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............       (4,446,841)    369,863
                                    ------------    --------
 Net increase in net assets....      (13,428,708)    375,862
Net Assets, at beginning of the
 period........................       40,793,030          --
                                    ------------    --------
Net Assets, at end of the
 period........................     $ 27,364,322    $375,862
                                    ============    ========

  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements



                                       Metropolitan Series Fund
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                Large Cap    Large Cap    International   International   Russell 2000
      Mid Cap       Growth       Growth        Growth         Stock           Stock          Index
      Class B      Class B       Class A      Class E        Class A         Class E        Class B
       Sub-          Sub-         Sub-          Sub-          Sub-            Sub-            Sub-
     Account*     Account**      Account     Account***      Account       Account***       Account*
    -----------   ----------   -----------   ----------   -------------   -------------   ------------
    $   (64,374)  $   (9,079)  $  (110,412)  $   (2,547)  $  2,272,310    $     (4,793)    $  (27,240)
     (2,007,027)     (59,252)   (4,440,364)     (45,509)   (21,118,608)         30,842        203,315
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
     (2,071,401)     (68,331)   (4,550,776)     (48,056)   (18,846,298)         26,049        176,075
      6,619,403    1,636,614     6,009,168      816,178      8,926,770       1,472,100      2,702,657
      3,860,153      783,260       302,124           --     (6,619,884)             --      1,831,276
      1,488,129      452,558      (114,772)     266,959     83,091,283     (86,529,102)     1,327,303
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
     11,967,685    2,872,432     6,196,520    1,083,137     85,398,169     (85,057,002)     5,861,236
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
      9,896,284    2,804,101     1,645,744    1,035,081     66,551,871     (85,030,953)     6,037,311
             --           --    11,396,949           --             --      87,155,264             --
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
    $ 9,896,284   $2,804,101   $13,042,693   $1,035,081   $ 66,551,871    $  2,124,311     $6,037,311
    ===========   ==========   ===========   ==========   ============    ============     ==========

        Metropolitan Series Fund
    -------------------------------------
    -------------------------------------
      Aurora        Aurora     Investment
     Small Cap    Small Cap      Trust
      Class A      Class E      Class B
       Sub-          Sub-         Sub-
     Account*     Account***   Account**
    -----------   ----------   ----------
    $  (126,689)  $  (15,189)  $   (7,215)
      1,096,079      519,145       27,462
    -----------   ----------   ----------
        969,390      503,956       20,247
      7,964,907    4,474,458    1,691,016
     17,559,749           --      390,111
      2,357,735    1,656,519      539,098
    -----------   ----------   ----------
     27,882,391    6,130,977    2,620,225
    -----------   ----------   ----------
     28,851,781    6,634,933    2,640,472
             --           --           --
    -----------   ----------   ----------
    $28,851,781   $6,634,933   $2,640,472
    ===========   ==========   ==========


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Changes in Net Assets

For The Year Ended December 31, 2001




                                                            Metropolitan Series Fund
                                 ------------------------------------------------------------------------------
                                    Stock        Mid Cap      Aggregate       EAFE       Mid Cap     Small Cap
                                    Index      Stock Index   Bond Index      Index        Value        Growth
                                   Class B       Class B       Class B      Class B      Class B      Class B
                                    Sub-          Sub-          Sub-          Sub-         Sub-         Sub-
                                  Account*      Account*      Account*      Account*    Account**    Account**
                                 -----------   -----------   -----------   ----------   ----------   ----------
From Operating Activities
 Net investment income
   (loss)......................  $   (19,124)  $  (17,411)   $   (21,487)  $  (14,972)  $   (8,640)  $  (13,833)
 Net realized and unrealized
   gain (loss) on
   investments.................     (416,686)     144,285        230,452     (254,055)      40,643      119,523
                                 -----------   ----------    -----------   ----------   ----------   ----------
   Net increase (decrease) in
    net assets resulting from
    operations.................     (435,810)     126,874        208,965     (269,027)      32,003      105,690
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........    6,791,560    1,896,915      6,540,141    1,532,001    1,285,761    1,698,902
 Net transfers (to) from other
   sub-accounts................    5,537,510    1,353,944      4,904,158    1,204,284      403,290    1,657,592
 Net transfers to New England
   Life Insurance Company......    2,161,377      948,178      2,302,735    1,079,954      320,460      499,288
                                 -----------   ----------    -----------   ----------   ----------   ----------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............   14,490,447    4,199,037     13,747,034    3,816,239    2,009,511    3,855,782
                                 -----------   ----------    -----------   ----------   ----------   ----------
 Net increase in net assets....   14,054,637    4,325,911     13,955,999    3,547,212    2,041,514    3,961,472
Net Assets, at beginning of the
 period........................           --           --             --           --           --           --
                                 -----------   ----------    -----------   ----------   ----------   ----------
Net Assets, at end of the
 period........................  $14,054,637   $4,325,911    $13,955,999   $3,547,212   $2,041,514   $3,961,472
                                 ===========   ==========    ===========   ==========   ==========   ==========


  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements




                        Met Investors Series Trust                                    American Funds
    -------------------------------------------------------------------   --------------------------------------   --------------
       Bond                                   Mid Cap       Research                      Growth-       Global
    Debenture    Total Return   Innovation     Growth     International     Growth        Income      Small Cap
     Class B       Class B       Class B      Class B        Class B        Class 2       Class 2      Class 2
       Sub-          Sub-          Sub-         Sub-          Sub-           Sub-          Sub-          Sub-
    Account**     Account**     Account**    Account**      Account**      Account**     Account**    Account**        Total
    ---------    ------------   ----------   ----------   -------------   -----------   -----------   ----------   --------------


    $   22,111   $    78,526    $  (10,550)  $  (10,832)   $   (4,793)    $   567,230   $   203,296   $    2,457   $   84,769,248
         1,839      (180,721)     (258,119)      98,902       (15,807)       (346,609)      190,336      280,862     (226,109,847)
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
        23,950      (102,195)     (268,669)      88,070       (20,600)        220,621       393,632      283,319     (141,340,599)
     1,506,893     8,115,356     1,733,998    1,351,319       793,747      10,917,445     9,964,324    1,370,184      352,380,862
       629,658     4,578,356       248,324    1,135,318       478,070       8,434,000    10,553,976    1,068,847               --
     1,075,649     3,745,233       699,945      494,558       407,537       3,781,483     3,443,065      715,075      (80,138,659)
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
     3,212,200    16,438,945     2,682,267    2,981,195     1,679,354      23,132,928    23,961,365    3,154,106      272,242,203
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
     3,236,150    16,336,750     2,413,598    3,069,265     1,658,754      23,353,549    24,354,997    3,437,425      130,901,604
            --            --            --           --            --              --            --           --    1,701,619,685
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
    $3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
    ==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Changes in Net Assets

For The Year Ended December 31, 2000




                                                                New England Zenith Fund
                                 -------------------------------------------------------------------------------------
                                     Bond          Money         Mid Cap      Growth and                      U.S.
                                    Income         Market         Value         Income       Small Cap     Government
                                     Sub-           Sub-          Sub-           Sub-           Sub-          Sub-
                                   Account        Account        Account       Account        Account        Account
                                 ------------   ------------   -----------   ------------   ------------   -----------
From Operating Activities
 Net investment income
   (loss)......................  $   (796,913)  $  3,615,542   $  (385,226)  $  3,548,429   $     49,534   $  (297,255)
 Net realized and unrealized
   gain (loss) on
   investments.................     7,457,940             --     8,806,033    (15,764,696)     2,379,545     3,543,631
                                 ------------   ------------   -----------   ------------   ------------   -----------
   Net Increase (decrease) in
    net assets resulting from
    operations.................     6,661,027      3,615,542     8,420,807    (12,216,267)     2,429,079     3,246,376
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........    20,981,501     64,262,551    11,245,859     37,956,974     49,822,947     8,340,233
 Net transfers (to) from other
   sub-accounts................    (6,186,141)   (57,052,492)      973,171    (14,438,190)    24,184,686    (1,032,380)
 Net transfers to New England
   Life Insurance Company......    (8,889,624)   (10,741,668)   (3,494,101)   (17,948,170)   (11,620,987)   (3,973,856)
                                 ------------   ------------   -----------   ------------   ------------   -----------
   Net increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............     5,905,736     (3,531,609)    8,724,929      5,570,614     62,386,646     3,333,997
                                 ------------   ------------   -----------   ------------   ------------   -----------
 Net increase in net assets....    12,566,763         83,933    17,145,736     (6,645,653)    64,815,725     6,580,373
Net Assets, at beginning of the
 period........................    90,288,105     79,197,697    40,778,211    205,013,367    102,860,622    33,427,116
                                 ------------   ------------   -----------   ------------   ------------   -----------
Net Assets, at end of the
 period........................  $102,854,868   $ 79,281,630   $57,923,947   $198,367,714   $167,676,347   $40,007,489
                                 ============   ============   ===========   ============   ============   ===========


 * For the period May 1, 2000 (Commencement of Operations) through December 31, 2000.
** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.

                       See Notes to Financial Statements





                                           New England Zenith Fund
    ------------------------------------------------------------------------------------------------------
                                  International
                      Equity         Magnum         Venture          Bond                       Research
      Balanced        Growth         Equity          Value       Opportunities    Investors     Managers
        Sub-           Sub-           Sub-            Sub-           Sub-           Sub-          Sub-
      Account        Account        Account**       Account         Account        Account       Account
    ------------   ------------   -------------   ------------   -------------   -----------   -----------
    $   (800,108)  $    992,115   $    719,030    $ (2,762,931)   $  (504,861)   $   (92,256)  $  (209,008)
      (2,177,662)   (65,123,951)   (11,319,930)     27,385,276      4,264,736         65,243    (3,227,444)
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
      (2,977,770)   (64,131,836)   (10,600,900)     24,622,345      3,759,875        (27,013)   (3,436,452)
      19,046,939    111,140,927     15,278,850      85,830,149     11,401,598      7,365,161    22,897,105
     (16,494,840)    22,908,629      1,588,988      17,371,367     (4,051,150)     2,328,944    17,030,505
     (10,943,978)   (36,849,018)   (65,542,960)    (27,249,947)    (6,863,007)      (703,591)   (1,608,417)
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
      (8,391,879)    97,200,538    (48,675,122)     75,951,569        487,441      8,990,514    38,319,193
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
     (11,369,649)    33,068,702    (59,276,022)    100,573,914      4,247,316      8,963,501    34,882,741
     108,134,473    344,506,869     59,276,022     262,159,825     59,632,696      6,044,800     5,910,289
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
    $ 96,764,824   $377,575,571   $         --    $362,733,739    $64,080,012    $15,008,301   $40,793,030
    ============   ============   ============    ============    ===========    ===========   ===========


 Metropolitan Series Fund
---------------------------   --------------

 Large Cap    International
  Growth          Stock
   Sub-           Sub-
 Account*       Account*          Total
-----------   -------------   --------------


$   (38,691)   $   (35,162)   $    3,002,239
 (3,063,668)     2,104,433       (44,670,514)
-----------    -----------    --------------
 (3,102,359)     2,069,271       (41,668,275)
 10,484,860     16,034,168       492,089,822
  4,152,400      8,716,503                --
   (137,952)    60,335,322      (146,231,954)
-----------    -----------    --------------
 14,499,308     85,085,993       345,857,868
-----------    -----------    --------------
 11,396,949     87,155,264       304,189,593
         --             --     1,397,430,092
-----------    -----------    --------------
$11,396,949    $87,155,264    $1,701,619,685
===========    ===========    ==============


                        See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements

1. Nature of Business. New England Variable Annuity Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on July 1, 1994 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO. NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Sub-Accounts. The Account has thirty-three investment sub-accounts as of December 31, 2001 each of which invests in the shares of one series or portfolio of the New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund ("Met Series"), the Met Investors Series Trust and American Funds Insurance Series ("American Funds"). The series and portfolios of the Zenith Fund, the Met Series Fund, the Met Investors Series Trust and American Funds in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, the Met Series Fund, the Met Investors Series Trust and the American Funds are diversified, open-end management investment companies. The Account purchases or redeems shares of the thirty-three Eligible Funds based on the amount of purchase payments invested in the Account, transfers among the sub-accounts, surrender payments, annuity payments and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. Mortality and Expense Risks and Administration Charges. Although variable annuity payments differ according to the investment performance of the Eligible Funds, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in the contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time that contracts are issued. Under deferred annuity contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) a guaranteed amount equal to the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the contract as of the death valuation date. The guaranteed amount in
(1) above is recalculated at the specific contract anniversaries to determine whether a higher (but never a lower) guarantee will apply, based on the contract value at the time of recalculation. Death proceeds are reduced by any outstanding contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove to be insufficient to cover the cost of those items.

NELICO charges the Account for the mortality and expense fee for the risk NELICO assumes. Currently, the charges are made daily at an annual rate of (i) 1.30% to 1.55% of the Account assets attributable to the American Growth Series individual variable annuity contracts; (ii) 1.25% to 1.50% of the Account assets attributable to the American Growth Series-I individual variable annuity contracts; (iii) 1.15% to 2.10% of the Account assets attributable to the American Forerunner Series individual variable annuity contracts, depending on the Class of Contract, sub-account selected, and the death benefit option selected. NELICO also imposes an administration asset charge at an annual rate of .10% of the Account assets attributable to American Growth Series, American

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)

Growth Series-I as well as an annual administration contract charge of $30 per contract against the contract value in the Account for the American Growth Series and American Growth Series-I (though not to exceed 2% of the total contract value) and American Forerunner Series. The $30 administration charge is waived on American Growth Series and American Growth Series-I contracts if the contract value is at least $50,000 or if net deposits made during the year exceed $1,000 and the contract value is at least $25,000. The $30 administration charge is waived on American Forerunner Series contracts if the contract value is at least $50,000. A premium tax charge applies to the contracts in certain states.

4. Federal Income Taxes. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

5. Investment Advisers. MetLife Advisers, LLC (formerly, New England Investment Management, LLC.) is the investment adviser for the series of the Zenith Fund. The Chart below shows the sub-adviser for each series of the Zenith Fund. MetLife Advisers, which is an affiliate of NELICO, and each of the sub-advisers are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940.



                   Series                                       Sub-Adviser
                   ------                                       -----------


State Street Research Money Market
                                               State Street Research & Management Company*
State Street Research Bond Income
                                               State Street Research & Management Company*
Westpeak Growth and Income
                                               Westpeak Investment Advisors, L.P.
Harris Oakmark Mid Cap Value***
                                               Harris Associates L.P.
Loomis Sayles Small Cap
                                               Loomis Sayles & Company, L.P.
Balanced**
                                               Wellington Management Company, LLP.
Davis Venture Value****
                                               Davis Selected Advisers, L.P.
Alger Equity Growth
                                               Fred Alger Management, Inc.
Salomon Brothers U.S. Government
                                               Salomon Brothers Asset Management, Inc
Salomon Brothers Strategic Bond
  Opportunities+
                                               Salomon Brothers Asset Management, Inc
MFS Investors Trust
                                               Massachusetts Financial Services Company
MFS Research Managers
                                               Massachusetts Financial Services Company


------------
   * Prior to July 1, 2001, Back Bay Advisers, L.P. was the sub-adviser.
  ** Prior to May 1, 2000, Loomis Sayles & Company was the sub-adviser.
 *** Prior to May 1, 2000, Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co. was sub-adviser. Prior to May 1, 1998, Loomis Sayles & Company, LLP was the sub-adviser.
**** Davis Selected may also delegate any of its responsibilities to David
     Selected Advisers- NY, Inc., a wholly-owned subsidiary of Davis Selected. + The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment sub-advisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc.

The Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series on December 1, 2000. The Morgan Stanley International Magnum Equity Series is no longer available for investment under the contracts. The MetLife Stock Index Portfolio was substituted for the Westpeak Stock Index Series on April 27, 2001. The Westpeak Stock Index Series is no longer available for investment under the contracts.

MetLife Advisers became investment manager for the Metropolitan Series Fund Portfolios on May 1, 2001. Prior to that time, Metropolitan Life Insurance Company was the investment manager. The following chart shows the sub-investment manager for each portfolio of the Metropolitan Series Fund.

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)



                  Portfolio                                Sub-Investment Manager
                  ---------                                ----------------------

Putnam Large Cap Growth
                                               Putnam Investment Management, LLC
Janus Mid Cap
                                               Janus Capital Corporation
Russell 2000 Index
                                               Metropolitan Life Insurance Company*
Putnam International Stock
                                               Putnam Investment Management, LLC
MetLife Stock Index
                                               Metropolitan Life Insurance Company*
MetLife Mid Cap Stock Index
                                               Metropolitan Life Insurance Company*
Morgan Stanley EAFE Index
                                               Metropolitan Life Insurance Company*
Lehman Brothers Aggregate Bond Index
                                               Metropolitan Life Insurance Company*
State Street Research Aurora Small Cap Value
                                               State Street Research & Management Company
Janus Growth
                                               Janus Capital Corporation
Neuberger Berman Partners Mid Cap Value
                                               Neuberger Berman Management Inc.
Franklin Templeton Small Cap Growth
                                               Franklin Advisers, Inc.
State Street Research Investment Trust
                                               State Street Research & Management Company


------------
* Metropolitan Life Insurance Company became sub-investment manager on May 1, 2001.

Met Investors Advisory Corp. has the overall responsibility for the general management and administration of all of the Portfolios of the Met Investors Series Trust. The following chart shows the adviser for each portfolio of the Met Investors Series Trust.



        Portfolio                            Adviser
        ---------                            -------

Lord Abbett Bond Debenture
                            Lord, Abbett & Co.
MFS Mid Cap Growth
                            Massachusetts Financial Services Company
MFS Research International
                            Massachusetts Financial Services Company
PIMCO Total Return
                            Pacific Investment Management Company LLC
PIMCO Innovation
                            PIMCO Equity Advisors



Capital Research and Management Company is the investment adviser for the American Funds Insurance Series.

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)

6. Investment Purchases and Sales. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 2001:



                                                               Purchases         Sales
                                                              ------------    ------------

State Street Research Bond Income Series Class A............  $ 49,348,884    $ 31,648,942
State Street Research Bond Income Series Class B***.........     8,231,183         316,496
State Street Research Money Market Series Class A...........   126,254,572     102,424,737
State Street Research Money Market Series Class B***........    19,243,578       3,897,773
Harris Oakmark Mid Cap Value Series Class A.................    64,469,305      24,051,902
Harris Oakmark Mid Cap Value Series Class E***..............     9,712,569          23,226
Westpeak Growth and Income Series Class A...................    20,551,822      45,585,638
Westpeak Growth and Income Series Class E***................     2,006,302         508,651
Loomis Sayles Small Cap Series Class A......................    23,949,419      42,425,581
Loomis Sayles Small Cap Series Class E***...................     2,086,508          67,120
Salomon Brothers U.S. Government Series Class A.............    30,115,574      15,056,633
Salomon Brothers U.S. Government Series Class E***..........     6,492,295         201,906
Balanced Series Class A.....................................    21,857,967      25,353,907
Balanced Series Class E***..................................     1,657,327          97,065
Alger Equity Growth Series Class A..........................    62,268,297      95,175,208
Alger Equity Growth Series Class E***.......................     4,871,391          21,771
Davis Venture Value Series Class A..........................    70,913,384      77,163,905
Davis Venture Value Series Class E***.......................    11,271,656         344,820
Salomon Brothers Strategic Bond Opportunities Series
  Class A...................................................    17,328,366      16,093,781
Salomon Brothers Strategic Bond Opportunities Series
  Class E***................................................     2,517,674         102,949
MFS Investors Trust Series Class A..........................     7,911,381       5,477,673
MFS Investors Trust Series Class E***.......................       709,713          10,256
MFS Research Managers Class A...............................    11,415,998      16,041,534
MFS Research Managers Class E***............................       375,960           5,978
Janus Mid Cap Portfolio Class B**...........................    15,116,270       3,203,239
Janus Growth Portfolio Class B**............................     3,072,747         209,558
Putnam Large Cap Growth Portfolio Class A...................    11,294,880       5,206,083
Putnam Large Cap Growth Portfolio Class E***................     1,120,790         106,043
Putnam International Stock Portfolio Class A................    33,804,500      36,468,212
Putnam International Stock Portfolio Class E***.............     2,191,829         101,622
Russell 2000 Index Portfolio Class B*.......................     7,193,970       1,358,901
State Street Research Aurora Small Cap Value Class A*.......    34,559,093       6,813,408
State Street Research Aurora Small Cap Value Class E***.....     6,186,058          19,574
State Street Research Investment Trust Class B**............     3,033,160         419,767
MetLife Stock Index Portfolio Class B*......................    16,917,806       2,490,866
MetLife Mid Cap Stock Index Portfolio Class B*..............     5,140,470         918,619
Lehman Bros Aggregate Bond Index Portfolio Class B*.........    17,695,555       4,011,072
Morgan Stanley EAFE Index Portfolio Class B*................     4,916,426       1,115,658
Neuberger Berman Partners Mid Cap Value Class B**...........     2,313,434         309,948
Franklin Templeton Small Cap Growth Class B**...............     4,284,669         448,311
Lord Abbett Bond Debenture Portfolio Class B**..............     3,985,973         785,487
PIMCO Total Return Portfolio Class B**......................    17,434,498       1,247,604


New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)



                                                               Purchases         Sales
                                                              ------------    ------------
PIMCO Innovation Portfolio Class B**........................  $  3,180,580    $    508,764
MFS Mid Cap Growth Portfolio Class B**......................     3,582,792         647,732
MFS Research International Portfolio Class B**..............     1,870,562         201,199
American Funds Growth Fund Class 2**........................    25,933,434       2,948,055
American Funds Growth Income Fund Class 2**.................    26,710,681       2,862,391
American Funds Global Small Capitalization Class 2**........     3,641,162         460,801


  * For the period January 22, 2001 (Commencement of Sub-Account Operations) to December 31, 2001.

 ** For the period May 1, 2001 (Commencement of Sub-Account Operations) to
    December 31, 2001.

*** For the period July 1, 2001 (Commencement of Operations) to December 31,
    2001.

7. Annuity Reserves. For contracts payable on or after January 1, 1998, annuity reserves are computed according to the Annuity 2000 Mortality Tables. The assumed interest rate may be 0%, 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from NELICO.

8. Increases (Decreases) in Accumulation Units. A summary of units outstanding for variable annuity contracts for the year ended December 31, 2001:



                                               State Street   State Street      Harris       Westpeak
                                                 Research       Research       Oakmark      Growth and    Loomis Sayles
                                               Bond Income    Money Market   Midcap Value     Income        Small Cap
                                               Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                               ------------   ------------   ------------   -----------   -------------
Units Outstanding 12/31/00...................   26,738,998     34,752,625     27,369,211     70,345,992     66,264,975
Units Purchased..............................   14,330,050     64,138,140     30,564,403      8,763,438     11,588,343
Units Redeemed...............................   (7,469,553)   (45,740,839)    (9,398,957)   (17,355,170)   (18,314,821)
                                                ----------    -----------     ----------    -----------    -----------
Units Outstanding 12/31/01...................   33,599,495     53,149,926     48,534,647     61,754,260     59,538,497
                                                ==========    ===========     ==========    ===========    ===========



                                                Salomon Brothers
                                                U.S. Government     Balanced
                                                  Sub-Account      Sub-Account
                                                ----------------   -----------
 Units Outstanding 12/31/00...................    28,212,304       61,207,032
 Units Purchased..............................    24,818,557       15,758,853
 Units Redeemed...............................    (9,765,265)     (16,172,947)
                                                  ----------      -----------
 Units Outstanding 12/31/01...................    43,265,596       60,792,938
                                                  ==========      ===========




                                                   Davis      Salomon Brothers                            MFS            Putnam
                                 Alger Equity     Venture      Strategic Bond          MFS              Research        Large Cap
                                    Growth         Value       Opportunities     Investors Series       Manager          Growth
                                 Sub-Account    Sub-Account     Sub-Account        Sub-Account        Sub-Account      Sub-Account
                                 ------------   -----------   ----------------   ----------------   ----------------   -----------
Units Outstanding 12/31/00.....  118,611,204    118,784,788      42,019,046         14,955,447         36,163,045       15,757,750
Units Purchased................   23,275,804     30,204,506      12,547,419         26,842,227         12,143,047       78,373,893
Units Redeemed.................  (32,058,835)   (27,133,833)     (9,591,337)       (23,026,196)       (16,751,309)     (65,587,378)
                                 -----------    -----------      ----------        -----------        -----------      -----------
Units Outstanding 12/31/01.....  109,828,173    121,855,461      44,975,128         18,771,478         31,554,783       28,544,265
                                 ===========    ===========      ==========        ===========        ===========      ===========

                                                                                                                         Lehman
                                                                                                                        Brothers
                                    Putnam                                                   MetLife       Morgan       Aggregate
                                 International      Janus        Russell       MetLife       Mid Cap       Stanley        Bond
                                     Stock         Mid Cap     2000 Index    Stock Index   Stock Index   EAFE Index       Index
                                  Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                 -------------   -----------   -----------   -----------   -----------   -----------   -----------


Units Outstanding 12/31/00.....    58,500,680            --            --            --            --            --            --
Units Purchased................    54,103,903     8,520,828     6,276,796     4,798,937     8,630,676     5,500,743    15,555,765
Units Redeemed.................   (53,695,549)   (2,130,243)   (1,140,399)     (784,700)   (4,396,302)   (1,132,821)   (3,192,081)
                                  -----------    ----------    ----------     ---------    ----------    ----------    ----------
Units Outstanding 12/31/01.....    58,910,034     6,390,585     5,136,397     4,014,237     4,234,374     4,167,922    12,363,684
                                  ===========    ==========    ==========     =========    ==========    ==========    ==========


New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)



                                     State Street
                                       Research
                                        Aurora                    Neuberger Berman   Franklin Templeton     State Street
                                      Small Cap        Janus      Partners Mid Cap       Small Cap            Research
                                        Value         Growth           Value               Growth         Investment Trust
                                     Sub-Account    Sub-Account     Sub-Account         Sub-Account         Sub-Account
                                     ------------   -----------   ----------------   ------------------   ----------------
Units Outstanding 12/31/00.........           --            --              --                  --                 --
Units Purchased....................   30,518,848     3,908,061       1,559,968           4,994,888            444,478
Units Redeemed.....................   (5,164,208)     (287,680)       (198,496)           (491,153)           (32,317)
                                      ----------     ---------       ---------           ---------            -------
Units Outstanding 12/31/01.........   25,354,640     3,620,381       1,361,472           4,503,735            412,161
                                      ==========     =========       =========           =========            =======




                                     Lord Abbett        PIMCO
                                    Bond Debenture   Total Return
                                     Sub-Account     Sub-Account
                                    --------------   ------------
Units Outstanding 12/31/00.........          --               --
Units Purchased....................   2,700,809       16,303,773
Units Redeemed.....................    (335,837)        (798,517)
                                      ---------       ----------
Units Outstanding 12/31/01.........   2,364,972       15,505,256
                                      =========       ==========




                                              PIMCO      MFS Mid Cap   MFS Research    American Funds   American Funds
                                           Innovation      Growth      International       Growth       Growth & Income
                                           Sub-Account   Sub-Account    Sub-Account     Sub-Account       Sub-Account
                                           -----------   -----------   -------------   --------------   ---------------
Units Outstanding 12/31/00...............          --            --             --              --                --
Units Purchased..........................   4,896,624     4,098,757      2,102,904       2,430,001         3,386,457
Units Redeemed...........................    (933,700)     (404,101)      (183,536)       (295,625)         (393,957)
                                            ---------     ---------      ---------       ---------         ---------
Units Outstanding 12/31/01...............   3,962,924     3,694,656      1,919,368       2,134,376         2,992,500
                                            =========     =========      =========       =========         =========


                                           American Funds
                                            Global Small
                                           Capitalization
                                            Sub-Account
                                           --------------

 Units Outstanding 12/31/00...............          --
 Units Purchased..........................   2,887,062
 Units Redeemed...........................    (325,299)
                                             ---------
 Units Outstanding 12/31/01...............   2,561,763
                                             =========


9. Unit Values. A summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying funds, for the period ended December 31, 2001 or lesser time period if applicable.



                                               State Street      State Street        Harris          Westpeak
                                                 Research          Research         Oakmark         Growth and      Loomis Sayles
                                               Bond Income       Money Market     Midcap Value        Income          Small Cap
                                               Sub-Account       Sub-Account      Sub-Account      Sub-Account       Sub-Account
                                             ----------------   --------------   --------------   --------------   ---------------
Units 2001.................................       33,599,495       53,149,926        48,534,647       61,754,260        59,538,497
Unit Value.................................     3.46 to 4.15     1.96 to 2.35      2.47 to 2.69     2.22 to 2.41      2.13 to 2.29
Net Assets (In thousands)..................          138,063          123,089           129,180          147,774           135,409
Investment Income Ratio to Average Net
 Assets(1).................................              8.0%             3.6%              0.5%             0.9%              7.3%
Expenses as a percent of Average Net
 Assets(2).................................    1.15% to 1.85%   1.15% to 1.85%    1.15% to 1.85%   1.15% to 1.86%    1.15% to 1.85%
Total Return(3)............................          3% to 7%         0% to 3%         4% to 26%      -9% to -15%       -5% to -10%




                                             Salomon Brothers
                                             U.S. Government       Balanced
                                               Sub-Account       Sub-Account
                                             ----------------   --------------
Units 2001.................................       43,265,596        60,792,938
Unit Value.................................     1.41 to 1.50      1.40 to 1.50
Net Assets (In thousands)..................           64,481            90,522
Investment Income Ratio to Average Net
 Assets(1).................................              5.7%              4.1%
Expenses as a percent of Average Net
 Assets(2).................................    1.15% to 1.85%    1.15% to 1.85%
Total Return(3)............................          3% to 5%        -2% to -6%


                                                                                            Salomon Brothers
                                                           Alger Equity    Davis Venture     Strategic Bond          MFS
                                                              Growth           Value         Opportunities     Investors Series
                                                           Sub-Account      Sub-Account       Sub-Account        Sub-Account
                                                          --------------   --------------   ----------------   ----------------
Units 2001..............................................     109,828,173     121,855,461         44,975,128         18,771,478
Unit Value..............................................    2.60 to 2.78    2.52 to 2.69       1.51 to 1.62       0.81 to 0.84
Net Assets (In thousands)...............................         303,228         325,852             72,204             15,612
Investment raceme Ratio to Average Net Assets(1)........             6.1%           10.4%               8.1%               0.4%
Expenses as a percent of Average Net Assets(2)..........   1.15% to 1.85%  1.15% to 1.85%     1.15% to 1.85%     1.15% to 1.85%
Total Return(3).........................................      -9% to -13%     -5% to -12%           2% to 5%        -7% to -17%




                                                                MFS              Putnam
                                                              Research         Large Cap
                                                              Manager            Growth
                                                            Sub-Account       Sub-Account
                                                           --------------   ----------------
Units 2001..............................................       31,554,783        28,544,265
Unit Value..............................................     0.86 to 0.88              0.49
Net Assets (In thousands)...............................           27,740            14,078
Investment raceme Ratio to Average Net Assets(1)........              1.0%              0.0%
Expenses as a percent of Average Net Assets(2)..........    1.15% to 1.85%    1.15% to 1.85%
Total Return(3).........................................      -10% to -22%      -14% to -31%





                                                     Putnam                                                          MetLife
                                                  International       Janus          Russell         MetLife         Mid Cap
                                                      Stock          Mid Cap       2000 Index      Stock Index     Stock Index
                                                   Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                  -------------   -------------   -------------   -------------   -------------
Units 2001......................................    58,910,034        6,390,585       5,136,397       4,014,237       4,234,374
Unit value......................................  1.06 to 1.18     1.50 to 1.57    1.16 to 1.19    3.23 to 3.61    1.02 to 1.03
Net Assets (In thousands).......................        68,676            9,896           6,037          14,055           4,326
Investment Income Ratio to Average Net
 Assets(1)......................................           3.7%             0.0%            0.1%            0.7%            0.2%
Expenses as a percent of Average Net
 Assets(2)......................................  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%
Total Return(3).................................    -9% to -22%     -17% to -40%      -1% to -3%     -7% to -15%      -1% to -2%





                                                                   Lehman Brothers
                                                  Morgan Stanley   Aggregate Bond
                                                    EAFE Index          Index
                                                   Sub-Account       Sub-Account
                                                  --------------   ---------------
Units 2001......................................      4,167,922        12,363,684
Unit value......................................   0.83 to 0.86      1.10 to 1.14
Net Assets (In thousands).......................          3,547            13,956
Investment Income Ratio to Average Net
 Assets(1)......................................            0.2%              0.7%
Expenses as a percent of Average Net
 Assets(2)......................................  1.15% to 1.85%    1.15% to 1.85%
Total Return(3).................................    -10% to -23%          3% to 5%



New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)



                                       State Street
                                         Research                       Neuberger Berman   Franklin Templeton     State Street
                                          Aurora            Janus       Partners Mid Cap       Small Cap            Research
                                      Small Cap Value      Growth            Value               Growth         Investment Trust
                                        Sub-Account      Sub-Account      Sub-Account         Sub-Account         Sub-Account
                                      ---------------   -------------   ----------------   ------------------   ----------------
Units 2001..........................      25,354,640        3,620,381        1,361,472           4,503,735             412,161
Unit Value..........................    1.38 to 1.40     0.77 to 0.78     1.47 to 1.51                0.88        5.68 to 6.77
Net Assets (In thousands)...........          35,487            2,804            2,042               3,961               2,640
Investment Income Ratio to Average
 Net Assets(1)......................             0.3%             0.0%             0.0%                0.0%                0.0%
Expenses as a percent of Average Net
 Assets(2)..........................   1.15% to 1.85%   1.15% to 1.85%   1.15% to 1.85%      1.15% to 1.88%      1.15% to 1.85%
Total Return(3).....................       -2% to 14%     -18% to -23%       -3% to -4%         -8% to -12%         -9% to -12%




                                        Lord Abbett         PIMCO
                                       Bond Debenture   Total Return
                                        Sub-Account      Sub-Account
                                       --------------   -------------
Units 2001..........................       2,364,972       15,505,256
Unit Value..........................    1.32 to 1.39             1.07
Net Assets (In thousands)...........           3,236           16,337
Investment Income Ratio to Average
 Net Assets(1)......................             2.0%             1.6%
Expenses as a percent of Average Net
 Assets(2)..........................   1.15% to 1.85%   1.15% to 1.85%
Total Return(3).....................        -1% to 1%         6% to 7%


                                                                                                   American Funds   American Funds
                                   PIMCO        MFS Mid Cap     MFS Research     American Funds       Growth &       Global Small
                                Innovation        Growth        International        Growth            Income       Capitalization
                                Sub-Account     Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account
                               -------------   -------------   ---------------   ---------------   --------------   --------------


Units 2001...................     3,962,924       3,694,656         1,919,368         2,134,376        2,992,500         2,561,763
Unit Value...................          0.61    0.82 to 0.83      0.84 to 0.85     9.67 to 11.48     7.20 to 8.54      1.31 to 1.35
Net Assets (In thousands)....         2,414           3,069             1,659            23,354           24,355             3,437
Investment Income Ratio to
 Average Net Assets(1).......           0.0%            0.0%              0.0%              5.6%             2.5%              0.9%
Expenses as a percent of
 Average Net Assets(2)....... 1.15% to 1.85%  1.15% to 1.85%    1.15% to 1.85%    1.40% to 2.10%   1.40% to 2.10%    1.40% to 2.10%
Total Return(3)..............   -19% to -26%    -11% to -16%       -8% to -13%      -12% to -15%       -3% to -4%        -8% to -9%


---------------
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net asset. These ratios excluded those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit value. Charges made directly to contract owner account through the redemption of units and expense of the underlying fund are excluded.
(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return calculated for the period indicated or from the effective date through the end of the reporting period.

New England Life Insurance Company
 Independent Auditors' Report

New England Life Insurance Company:

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income and comprehensive income, equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2002

New England Life Insurance Company
 Consolidated Balance Sheets

December 31, 2001 and 2000
(Dollars in millions except share and per share amounts)



                                                               2001      2000
                                                              ------    ------


ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value........  $  344    $  245
  Equity securities, at fair value..........................      27        24
  Policy loans..............................................     262       234
  Other limited partnership interests.......................      20        13
  Short-term investments....................................      --        10
                                                              ------    ------
        Total investments...................................     653       526
Cash and cash equivalents...................................     222       114
Accrued investment income...................................      19        20
Premiums and other receivables..............................     133       121
Deferred policy acquisition costs...........................   1,185     1,021
Other assets................................................     113       110
Separate account assets.....................................   5,725     5,651
                                                              ------    ------
        Total assets........................................  $8,050    $7,563
                                                              ======    ======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Future policy benefits......................................  $  245    $  190
Policyholder account balances...............................     661       412
Other policyholder funds....................................     296       249
Policyholder dividends payable..............................       2         2
Current income taxes payable................................      --         3
Deferred income taxes payable...............................      68        20
Other liabilities...........................................     115       179
Separate account liabilities................................   5,725     5,651
                                                              ------    ------
        Total liabilities...................................   7,112     6,706
                                                              ------    ------
Commitments and contingencies (Notes 6 and 8)
Stockholder's Equity:
Common stock, par value $125.00 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding..........       3         3
Preferred stock, no par value;1,000,000 shares authorized;
  200,000 issued and outstanding............................      --        --
Additional paid-in capital..................................     647       647
Retained earnings...........................................     284       216
Accumulated other comprehensive income (loss)...............       4        (9)
                                                              ------    ------
        Total stockholder's equity..........................     938       857
                                                              ------    ------
Total liabilities and stockholder's equity..................  $8,050    $7,563
                                                              ======    ======


          See accompanying notes to consolidated financial statements.

New England Life Insurance Company
 Consolidated Statements of Income

For the Years Ended December 31, 2001, 2000 and 1999
(Dollars in millions)



                                                            2001    2000    1999
                                                            ----    ----    ----


REVENUES
Premiums..................................................  $117    $125    $124
Universal life and investment-type product policy fees....   351     272     241
Net investment income.....................................    44      63      68
Other revenues............................................   221     283     215
Net investment (losses) gains.............................    (1)    (28)      3
                                                            ----    ----    ----
        Total revenues....................................   732     715     651
                                                            ----    ----    ----
EXPENSES
Policyholder benefits and claims..........................   104     150     193
Interest credited to policyholder account balances........    24      20      11
Policyholder dividends....................................     3      18      21
Other expenses............................................   483     490     351
                                                            ----    ----    ----
        Total expenses....................................   614     678     576
                                                            ----    ----    ----
Income before provision for income taxes..................   118      37      75
Provision for income taxes................................    42      25      29
                                                            ----    ----    ----
Net income................................................  $ 76    $ 12    $ 46
                                                            ====    ====    ====


          See accompanying notes to consolidated financial statements.

New England Life Insurance Company
 Consolidated Statements Of Stockholder's Equity

For the Years Ended December 31, 2001, 2000 and 1999
(Dollars in millions)



                                                                                         Accumulated
                                                             Additional                     Other
                                                   Common      Paid-in      Retained    Comprehensive
                                                   Stock       Capital      Earnings    Income (Loss)    Total
                                                   ------    -----------    --------    -------------    -----
Balance at January 1, 1999.......................    $3         $647          $178          $ 17         $845
  Dividends on preferred stock...................                               (9)                        (9)
  Comprehensive income:
    Net income...................................                               46                         46
    Other comprehensive loss:
      Unrealized investment losses, net of
        related offsets, reclassification
        adjustments and income taxes.............                                            (28)         (28)
                                                                                                         ----
  Comprehensive income...........................                                                          18
                                                     --         ----          ----          ----         ----
Balance at December 31, 1999.....................     3          647           215           (11)         854
  Dividends on preferred stock...................                              (11)                       (11)
  Comprehensive income:
    Net income...................................                               12                         12
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes.............................                                              2            2
                                                                                                         ----
  Comprehensive income...........................                                                          14
                                                     --         ----          ----          ----         ----
Balance at December 31, 2000.....................     3          647           216            (9)         857
  Dividends on preferred stock...................                               (8)                        (8)
  Comprehensive income:
    Net income...................................                               76                         76
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes.............................                                             13           13
                                                                                                         ----
  Comprehensive income...........................                                                          89
                                                     --         ----          ----          ----         ----
Balance at December 31, 2001.....................    $3         $647          $284          $  4         $938
                                                     ==         ====          ====          ====         ====


          See accompanying notes to consolidated financial statements.

New England Life Insurance Company
 Consolidated Statements of Cash Flows

For the Years Ended December 31, 2001, 2000 and 1999
(Dollars in millions)



                                                               2001      2000     1999
                                                              -------   -------   -----
Cash flows from operating activities
Net income..................................................  $    76   $    12   $  46
  Adjustments to reconcile net income to net cash used in
    operating activities:
    Depreciation and amortization expenses..................       10        13      14
    Gains (losses) from sale of investments and business,
     net....................................................        1        28      (3)
    Interest credited to policyholder account balances......       24        20      11
    Universal life and investment-type product policy
     fees...................................................     (351)     (272)   (241)
    Change in accrued investment income.....................        1        10      (8)
    Change in premiums and other receivables................      (12)       (2)     25
    Change in deferred policy acquisition costs, net........     (153)     (113)   (186)
    Change in insurance-related liabilities.................      102      (420)    113
    Change in income taxes payable..........................       40       (11)    (27)
    Change in other liabilities.............................      (64)       26      58
  Other, net................................................      (13)       18      19
                                                              -------   -------   -----
Net cash used in operating activities.......................     (339)     (691)   (179)
                                                              -------   -------   -----
Cash flows from investing activities
  Sales, maturities and repayments of:
    Fixed maturities........................................      135       587     114
    Equity securities.......................................       --        35       2
  Purchases of:
    Fixed maturities........................................     (226)      (87)   (158)
    Equity securities.......................................       (5)       (9)    (10)
    Real estate and real estate joint ventures..............       --        --      (3)
  Net change in short-term investments......................       10        53     (10)
  Net change in policy loans................................      (28)      (52)    (46)
  Losses from sale of business, net.........................       --       (54)     --
  Other, net................................................       (7)       (3)     24
                                                              -------   -------   -----
Net cash (used in) provided by investing activities.........     (121)      470     (87)
Cash flows from financing activities
  Policyholder account balances:
    Deposits................................................    2,245     1,872     518
    Withdrawals.............................................   (1,669)   (1,532)   (222)
  Financial reinsurance receivables.........................       --        --      33
  Long-term debt repaid.....................................       --       (77)    (13)
  Dividends on preferred stock..............................       (8)      (11)     (9)
                                                              -------   -------   -----
Net cash provided by financing activities...................      568       252     307
Change in cash and cash equivalents.........................      108        30      41
Cash and cash equivalents, beginning of year................      114        84      43
                                                              -------   -------   -----
Cash and cash equivalents, end of year......................  $   222   $   114   $  84
                                                              =======   =======   =====
Supplemental disclosures of cash flow information:
  Cash paid during the year for:
    Interest................................................  $     2   $     7   $  --
                                                              =======   =======   =====
    Income taxes............................................  $     7   $    22   $  30
                                                              =======   =======   =====


          See accompanying notes to consolidated financial statements.

New England Life Insurance Company
 Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Business

New England Life Insurance Company and its subsidiaries (the "Company" or "NELICO") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, fixed annuity contracts, pension products, as well as, group life, medical, and disability coverage. The Company also administers certain business activities for Metropolitan Life.

The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: New England Pension and Annuity Company ("NEPA") and Newbury Insurance Company, Limited ("Newbury") for insurance operations and, through New England Life Holdings, Inc. (a holding company for non-insurance operations) New England Securities Corporation ("NES"), MetLife Advisers LLC ("Advisers"), and NL Holding Corporation ("NL Holding") and its wholly owned subsidiaries Nathan and Lewis Securities, Inc., Nathan and Lewis Associates, Inc. On November 5, 1999 New England Financial Distributors ("NEFD"), a Limited Liability Corporation, was formed in which NELICO owns a majority interest. On October 31, 2000 Exeter Reassurance Co., Ltd, a Bermuda Corporation was sold to MetLife, Inc. the ultimate parent company of NELICO. The principal business activities of the subsidiaries are disclosed below.

NEPA was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act of 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 2000, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

NES, a National Association of Securities Dealers ("NASD") registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission ("SEC"), and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

Advisers, which changed its name from New England Investment Management LLC in May 2001, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. Advisers was organized to serve as an investment adviser to certain series of the New England Zenith Fund and certain other Metropolitan Life funds. Prior to March 2000, Advisers was named TNE Advisers, Inc.

NL Holding engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a NASD registered broker/dealer. Nathan & Lewis Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

NEFD, was incorporated in Delaware on November 5, 1999. NEFD is licensed as an insurance agency to facilitate the distribution of insurance and other financial products, including securities.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Basis of Presentation

The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries, and other limited partnerships in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated.

The Company uses the equity method to account for its investments in other limited partnership interests in which it does not have a controlling interest, but has more than a minimal interest.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2001 presentation.

Investments

The Company's principal investments are in fixed maturities and policy loans, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income and impairments, determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions that could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of accumulated other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as realized losses on investments. Realized gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

Policy loans are stated at unpaid principal balances.

Short-term investments are stated at amortized cost, which approximates fair value.

Other invested assets are reported at their estimated fair value.

Cash and Cash Equivalents

The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

Property, Equipment and Leasehold Improvements

Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from four to seven years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $54 million and $53 million at December 31, 2001 and 2000, respectively. Related depreciation and amortization expense was $1 million, $9 million and $12 million for the years ended December 31, 2001, 2000 and 1999, respectively.

Computer Software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as, internal and external costs incurred to develop internal-use computer software during the application development stage are capitalized. Such costs are amortized over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $10 million and $1 million at December 31, 2001 and 2000, respectively. Related amortization expense was $8 million, and $2 million for the years ended December 31, 2001, and 2000, respectfully.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Deferred Policy Acquisition Costs

The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

Deferred policy acquisition costs for non-medical health policies are amortized over the estimated life of the policy in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur.

Information regarding deferred policy acquisition costs is as follows:



                                                      Years Ended December 31,
                                                      ------------------------
                                                       2001      2000     1999
                                                      ------    ------    ----
                                                       (Dollars in millions)


Balance at January 1................................  $1,021    $  931    $711
Capitalization of policy acquisition costs..........     216       223     217
                                                      ------    ------    ----
    Total...........................................   1,237     1,154     928
                                                      ------    ------    ----
Amortization allocated to:
  Net realized investment gains (losses)............      --         1      (1)
  Unrealized investment (losses) gains..............     (11)       23     (33)
  Other expenses....................................      63       109      31
                                                      ------    ------    ----
    Total amortization..............................      52       133      (3)
                                                      ------    ------    ----
Balance at December 31..............................  $1,185    $1,021    $931
                                                      ======    ======    ====


Amortization of deferred policy acquisition costs is allocated to: (1) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized and (3) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Investment gains and losses that relate to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

Goodwill

The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over 10 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)



                                                   Years Ended December 31,
                                                  --------------------------
                                                   2001      2000      1999
                                                  ------    ------    ------
                                                    (Dollars in millions)


Net balance at January 1........................    $17       $19       $21
Amortization....................................     (2)       (2)       (2)
                                                    ---       ---       ---
Net balance at December 31......................    $15       $17       $19
                                                    ===       ===       ===




                                                  December 31,
                                                  ------------
                                                  2001    2000
                                                  ----    ----
                                                  (Dollars in
                                                   millions)


Accumulated amortization........................   $8      $6
                                                   ==      ==


Future Policy Benefits and Policyholder Account Balances

The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disabled lives. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 4% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liability range from 4% to 7%.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rates used in establishing such liability range from 4% to 7%.

Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 4% to 8%, less expense and mortality charges and withdrawals.

The liability for unpaid claims represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Dividends to Policyholders

Dividends to policyholders are determined annually by the board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

Participating Business

Participating business represented approximately 3% of the Company's life insurance in force, and 9% of the number of life insurance policies in force at December 31, 2001 and 2000. Participating policies represented approximately 52% and 67%, 55% and 65% and 57% and 62% of gross and net life insurance premiums for the years ended December 31, 2001, 2000 and 1999, respectively.

Income Taxes

NELICO and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the Internal Revenue Code. Non-includable subsidiaries file either separate or separate consolidated tax returns. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

Reinsurance

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

Separate Accounts

Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to general account claims, only to the extent the value of such assets exceeds the Separate Account liabilities. Investments held in the Separate Accounts (stated at estimated fair market value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts, investment income, and realized and unrealized gains and losses on the investments of the Separate Account accrue directly to contract holders and, accordingly, are not reflected in the Company's financial statements. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Application of Accounting Pronouncements

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment to FASB Statement No. 133 ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, had no impact to either net income or comprehensive income, as the Company has not entered into any derivative contracts.

Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's consolidated financial statements.

Effective January 1, 2000, the Company adopted Statement of Position 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS No. 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $2 million for the years ended December 31, 2001, 2000 and 1999. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing a preliminary estimate of the impact of the adoption of SFAS 142 but has not yet finalized the effect, if any, on its consolidated financial statements. The Company has determined that there will be no significant reclassifications between goodwill and other intangible asset balances and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the first step of the impairment test, the comparison of the reporting units' fair value to carrying value, by June 30, 2002 and, if necessary, will complete the second step, the estimate of goodwill impairment, by December 31, 2002.

Effective October 1, 2000, the Company adopted Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying generally accepted accounting principals to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

2. Investments

Fixed maturities and equity securities

Fixed maturities and equity securities at December 31, 2001 were as follows:



                                                                         Gross
                                                          Cost or      Unrealized
                                                         Amortized    ------------    Estimated
                                                           Cost       Gain    Loss    Fair Value
                                                         ---------    ----    ----    ----------
                                                                  (Dollars in millions)

Fixed maturities:
  U.S. Treasury Securities and obligations of U.S.
    Government corporations and agencies...............    $ 21        $1     $--        $ 22
  Foreign governments..................................       2        --      --           2
  Corporate............................................     181         6       3         184
  Mortgage- and asset-backed securities................      86        --      --          86
  Other................................................      50         1       1          50
                                                           ----        --      --        ----
    Total fixed maturities.............................    $340        $8      $4        $344
                                                           ====        ==      ==        ====
Equity securities:
  Common stocks........................................    $ 30        $--     $3        $ 27
                                                           ----        --      --        ----
    Total equity securities............................    $ 30        $--     $3        $ 27
                                                           ====        ==      ==        ====

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Fixed maturities and equity securities at December 31, 2000 were as follows:



                                                                              Gross
                                                               Cost or      Unrealized
                                                              Amortized    ------------    Estimated
                                                                Cost       Gain    Loss    Fair Value
                                                              ---------    ----    ----    ----------
                                                                       (Dollars in millions)

Fixed maturities:
  U.S. Treasury Securities and obligations of U.S.
    Government corporations and agencies....................    $ 28       $--     $--        $ 28
  Foreign governments.......................................      26        --       1          25
  Corporate.................................................     171         2       6         167
  Mortgage- and asset-backed securities.....................      25         1       1          25
                                                                ----       ---     ---        ----
    Total fixed maturities..................................    $250       $ 3     $ 8        $245
                                                                ====       ===     ===        ====
Equity securities:
  Common stocks.............................................    $ 26       $ 2     $ 4        $ 24
                                                                ----       ---     ---        ----
    Total equity securities.................................    $ 26       $ 2     $ 4        $ 24
                                                                ====       ===     ===        ====


The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date are shown below:



                                                         Cost or
                                                        Amortized    Estimated
                                                          Cost       Fair Value
                                                        ---------    ----------
                                                         (Dollars in millions)


Due in one year or less...............................    $ 19          $ 19
Due after one year through five years.................      76            79
Due after five years through ten years................     107           108
Due after ten years...................................      52            52
                                                          ----          ----
    Total.............................................     254           258
Mortgage- and asset-backed securities.................      86            86
                                                          ----          ----
    Total fixed maturities............................    $340          $344
                                                          ====          ====


Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sale of securities classified available-for-sale as follows:



                                                        Years Ended December 31,
                                                        ------------------------
                                                        2001      2000      1999
                                                        ----      ----      ----
                                                         (Dollars in millions)


Proceeds..............................................  $127      $119      $67
Gross realized gains..................................     2         1        2
Gross realized losses.................................     2         1        1


Gross investment losses above exclude write-downs of $1 million recorded during 2001 for other than temporarily impaired available-for-sale securities of $1 million. There were no write-downs recorded for the years ended December 31, 2000 and 1999.

Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Assets on Deposit

The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at December 31, 2001 and 2000.

Net Investment Income

The components of net investment income were as follows:



                                                        Year Ended December 31,
                                                        ------------------------
                                                        2001      2000      1999
                                                        ----      ----      ----
                                                         (Dollars in millions)

Fixed maturities......................................  $23       $48       $54
Equity securities.....................................    1         2        14
Real estate and real estate joint ventures............   --        --         1
Policy loans..........................................   14        12         9
Other limited partnership interests...................    5         2        (3)
Cash, cash equivalents and short-term investments.....   --        --         3
Other.................................................    2         4        (4)
                                                        ---       ---       ---
    Total.............................................   45        68        74
Less: Investment expenses.............................    1         5         6
                                                        ---       ---       ---
    Net investment income.............................  $44       $63       $68
                                                        ===       ===       ===


Net investment (losses) gains

Net investment (losses) gains were as follows:



                                                        Years Ended December 31,
                                                        ------------------------
                                                        2001      2000      1999
                                                        ----      ----      ----
                                                         (Dollars in millions)

Fixed maturities......................................  $--       $ --      $ 1
Equity securities.....................................   --        (28)      --
Other.................................................   (1)        (1)       3
                                                        ---       ----      ---
    Total.............................................   (1)       (29)       4
Amounts allocable to deferred policy costs............   --          1       (1)
                                                        ---       ----      ---
    Net investment (losses) gains.....................  $(1)      $(28)     $ 3
                                                        ===       ====      ===


Investment (losses) gains have been reduced by deferred policy acquisition costs amortization to the extent that such amortization results from realized investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Net Unrealized Investment Gains (Losses)

The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:



                                                     Years Ended December 31,
                                                     ------------------------
                                                     2001      2000      1999
                                                     ----      ----      ----
                                                      (Dollars in millions)


Fixed maturities...................................   $4       $(5)      $(35)
Equity securities..................................   (3)       (2)         3
Other invested assets..............................   (2)       --         --
                                                      --       ---       ----
    Total..........................................   (1)       (7)       (32)
                                                      --       ---       ----
Amounts allocable to
    Deferred policy acquisition costs..............    5        (6)        17
Deferred income taxes..............................   --         4          4
                                                      --       ---       ----
    Total..........................................    5        (2)        21
                                                      --       ---       ----
    Net unrealized investment gains (losses).......   $4       $(9)      $(11)
                                                      ==       ===       ====


The changes in net unrealized investment gains (losses) were as follows:



                                                     Years Ended December 31,
                                                     ------------------------
                                                     2001      2000      1999
                                                     ----      ----      ----
                                                      (Dollars in millions)


Balance at January 1...............................  $(9)      $(11)     $ 17
Unrealized gains (losses) during the year..........    6         25       (74)
Unrealized gains (losses) relating to
    Deferred policy acquisition costs..............   11        (23)       33
Deferred income taxes..............................   (4)        --        13
                                                     ---       ----      ----
Balance at December 31.............................  $ 4       $ (9)     $(11)
                                                     ===       ====      ====
Net change in unrealized investment gains (losses).  $13       $  2      $(28)
                                                     ===       ====      ====


3. Fair Value Information

The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Amounts related to the Company's financial instruments were as follows:



                                                         Carrying    Estimated
                                                          Value      Fair Value
                                                         --------    ----------
                                                         (Dollars in millions)


December 31, 2001
Assets:
  Fixed maturities.....................................    $344         $344
  Equity securities....................................      27           27
  Policy loans.........................................     262          262
  Cash and cash equivalents............................     222          222
Liabilities:
  Policyholder account balances........................     228          222




                                                         Carrying    Estimated
                                                          Value      Fair Value
                                                         --------    ----------
                                                         (Dollars in millions)


December 31, 2000
Assets:
  Fixed maturities.....................................    $245         $245
  Equity securities....................................      24           24
  Policy loans.........................................     234          234
  Short-term investments...............................      10           10
  Cash and cash equivalents............................     114          114
Liabilities:
  Policyholder account balances........................     101           99


The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

Fixed Maturities and Equity Securities

The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

Policy Loans

The carrying value of policy loans approximate fair value.

Cash and Cash Equivalents and Short-term Investments

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

Policyholder Account Balances

The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

4. Employee Benefit Plans

Effective January 1, 2001, the Company's employees became employees of Metropolitan Life and in connection with this transition the New England Life Insurance Company Retirement Plan and Trust ("NEF Retirement Plan") merged into the Metropolitan Life Retirement Plan for United States Employees ("Retirement Plan") and the New England 401K Plan and Trust ("NEF 401k Plan") merged into the Savings and Investment Plan for Employees of Metropolitan Life and Participating Affiliates ("SIP"). Retirement benefits are based primarily on years of service and the employee's average salary.



                                                                         December 31,
                                                              -----------------------------------
                                                              Pension Benefits     Other Benefits
                                                              -----------------    --------------
                                                               2001       2000     2001     2000
                                                              -------    ------    -----    -----
                                                                     (Dollars in millions)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $ 286      $254     $ 45     $ 47
  Service cost..............................................      --         7       --        1
  Interest cost.............................................      --        20        1        3
  Actuarial losses (gains)..................................      --        13       (1)      (2)
  Transfers out of controlled group.........................    (286)       --      (31)      --
  Benefits paid.............................................      --        (8)      (1)      (4)
                                                               -----      ----     ----     ----
Projected benefit obligation at end of year.................      --       286       13       45
                                                               -----      ----     ----     ----
Change in plan assets:
Contract value of plan assets at beginning of year..........     213       210       --       --
  Actuarial return on plan assets...........................      --         6       --       --
  Employer and participant contribution.....................      --         5       --       --
  Transfers out of controlled group.........................    (213)       --       --       --
  Benefits paid.............................................      --        (8)      --       --
                                                               -----      ----     ----     ----
Contract value of plan assets at end of year................      --       213       --       --
Under funded................................................      --       (73)     (13)     (45)
                                                               -----      ----     ----     ----
Unrecognized net actuarial losses (gains)...................      --        32      (18)     (21)
Unrecognized prior service cost.............................      --        15       --       --
                                                               -----      ----     ----     ----
Accrued benefit cost........................................   $  --      $(26)    $(31)    $(66)
                                                               =====      ====     ====     ====
Accrued liability pension cost..............................   $  --      $ (3)
Non-qualified plan accrued pension cost.....................      --       (23)
                                                               -----      ----
Accrued Liability...........................................   $  --      $(26)
                                                               =====      ====

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:



                                                                   Non-Qualified
                                                Qualified Plan          Plan             Total
                                                ---------------    --------------    -------------
                                                2001      2000     2001     2000     2001    2000
                                                -----    ------    -----    -----    ----    -----
                                                              (Dollars in millions)
Aggregate projected benefit obligation........  $--      $(245)    $--      $(41)    $--     $(286)
Aggregate contract value of plan assets
  (principally Company contracts).............   --        213      --        --      --       213
                                                 --      -----      --      ----      --     -----
Under funded..................................  $--      $ (32)    $--      $(41)    $--     $ (73)
                                                 ==      =====      ==      ====      ==     =====


The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:



                                                              Pension Benefits    Other Benefits
                                                              ----------------    --------------
                                                               2001      2000     2001     2000
                                                              ------    ------    -----    -----
                                                                    (Dollars in millions)
Weighted average assumptions at December 31,
Discount rate...............................................    N/A      7.75%    7.40%    7.50%
Expected rate of return on plan assets......................    N/A      9.00%     N/A      N/A
Rate of compensation increase...............................    N/A      5.50%     N/A      N/A


The assumed health care cost trend rate used in measuring the accumulated non-pension post-retirement benefit obligation was generally 9.5% in 2001, gradually decreasing to 5% in 2010 and generally 7% in 2000, gradually decreasing to 5% over five years.

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have no material effect on the health care plans.

The components of periodic benefit costs were as follows:



                                      Pension Benefits         Other Benefits
                                    --------------------    --------------------
                                    2001    2000    1999    2001    2000    1999
                                    ----    ----    ----    ----    ----    ----
                                               (Dollars in millions)


Service cost....................... --        7       8      --       1       1
Interest cost...................... --       20      18       1       3       3
Expected return on plan assets..... --      (19)    (15)     --      --      --
Amortization of prior actuarial
  gains............................ --        1       1      (1)     (1)     (1)
                                    --      ---     ---      --      --      --
Net periodic benefit cost.......... --        9      12      --       3       3
                                    ==      ===     ===      ==      ==      ==


Savings and Investment Plans

The Company sponsored savings and investment plans for substantially all employees under which the Company matched a portion of employee contributions. The Company contributed $2 million, for the years ended December 31, 2000 and 1999. As previously stated, the NEF 401K Plan was merged into Metropolitan Life's SIP plan effective January 1, 2001. All contributions to the SIP plan are made by Metropolitan Life.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

5. Separate Accounts

Separate accounts reflect non-guaranteed separate accounts totaling $5,725 million and $5,651 million at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $48 million, $46 million and $37 million for the years ended December 31, 2001, 2000 and 1999, respectively.

6. Commitments and Contingencies

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of less than one million in 2001, 2000, and 1999.

Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

7. Income Taxes

The provision for income tax expense in the consolidated statements of income is shown below:



                                                       Years Ended December 31,
                                                      --------------------------
                                                       2001      2000      1999
                                                      ------    ------    ------
                                                        (Dollars in millions)


Current:
  Federal...........................................    $(2)     $ 36       $21
                                                        ---      ----       ---
                                                         (2)       36        21
                                                        ---      ----       ---
Deferred:
  Federal...........................................     44       (12)        8
  State and local...................................     --         1        --
                                                        ---      ----       ---
                                                         44       (11)        8
                                                        ---      ----       ---
Provision for income taxes..........................    $42      $ 25       $29
                                                        ===      ====       ===


Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes are as follows:



                                                       Years Ended December 31,
                                                      --------------------------
                                                       2001      2000      1999
                                                      ------    ------    ------
                                                        (Dollars in millions)


Tax provision at U.S. statutory rate................    $42       $13       $26
Tax effect of:
  Tax exempt investment income......................     (2)       --        --
  Sale of Subsidiaries..............................     --        10        --
  Other, net........................................      2         2         3
                                                        ---       ---       ---
Provision for income taxes..........................    $42       $25       $29
                                                        ===       ===       ===

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax liabilities consisted of the following:



                                                             December 31,
                                                        ----------------------
                                                          2001          2000
                                                        --------      --------
                                                        (Dollars in millions)


Deferred income tax assets:
  Policyholder liabilities and receivables............    $284          $283
  Tax loss carry-forwards.............................      10            10
  Net unrealized investment losses....................      --             4
  Other...............................................      20            11
                                                          ----          ----
                                                           314           308
                                                          ----          ----
  Less: valuation allowance...........................      10            10
                                                          ----          ----
                                                           304           298
                                                          ----          ----
Deferred income tax liabilities:
  Investments.........................................       6             2
  Deferred policy acquisition costs...................     344           298
  Other...............................................      22            18
                                                          ----          ----
                                                           372           318
                                                          ----          ----
Net deferred tax liability............................    $(68)         $(20)
                                                          ====          ====


8. Reinsurance and Other Insurance Transactions

The Company assumes and cedes reinsurance with other insurance companies. The company continually evaluates the financial condition of its reinsurers and monitors concentration of credit risk in an effort to minimize its exposure to significant losses from reinsurer insolvencies. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The consolidated statements of income are presented net of reinsurance ceded.

The effect of reinsurance on premiums earned is as follows:



                                                       Years Ended December 31,
                                                       -------------------------
                                                        2001      2000     1999
                                                       ------    ------    -----
                                                         (Dollars in millions)


Direct premiums......................................  $ 305     $ 221     $163
Reinsurance assumed..................................    (10)       11       58
Reinsurance ceded....................................   (178)     (107)     (97)
                                                       -----     -----     ----
Net premiums.........................................  $ 117     $ 125     $124
                                                       =====     =====     ====
Reinsurance recoveries netted against policyholder
  benefits...........................................  $ 102     $  73     $ 52
                                                       =====     =====     ====


Reinsurance recoverables, included in premiums and other receivables, were $94 million and $80 million at December 31, 2001 and 2000 respectively.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

The following provides an analysis of the activity in the liability for benefits relating to group accident and non-medical health policies and contracts:



                                                    Years Ended December 31,
                                                    ------------------------
                                                    2001      2000      1999
                                                    ----      ----      ----
                                                     (Dollars in millions)


Balance at January 1..............................  $ 4       $ 4       $ 2
  Reinsurance recoverables........................   (3)       (3)       (1)
                                                    ---       ---       ---
Net balance at January 1..........................    1         1         1
                                                    ---       ---       ---
Incurred related to:
  Current year....................................    1        --        --
                                                    ---       ---       ---
                                                      1        --        --
                                                    ---       ---       ---
Net Balance at December 31........................    2         1         1
  Add: Reinsurance recoverables...................    5         3         3
                                                    ---       ---       ---
Balance at December 31............................  $ 7       $ 4       $ 4
                                                    ===       ===       ===


9. Other Expenses

Other operating costs and expenses consisted of the following:



                                                     Years Ended December 31,
                                                    --------------------------
                                                     2001      2000      1999
                                                    ------    ------    ------
                                                      (Dollars in millions)


Compensation......................................  $ 106     $  92     $  97
Commissions.......................................    224       234       195
Interest and debt issue costs.....................      2         6         5
Amortization of policy acquisition costs..........     63       109        31
Capitalization of policy acquisition costs........   (216)     (223)     (217)
Rent, net of sublease income......................     20        48         6
Insurance taxes, licenses, and fees...............     23        27        21
Other.............................................    261       197       213
                                                    -----     -----     -----
  Total other expenses............................  $ 483     $ 490     $ 351
                                                    =====     =====     =====

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

10. Statutory Financial Information

The reconciliation of statutory surplus and statutory net income, determined in accordance with accounting practices prescribed or permitted by the Massachusetts Department of Insurance with such amounts determined in conformity with accounting principles generally accepted in the United States of America were as follows:



                                                              December 31,
                                                         ----------------------
                                                           2001         2000
                                                         ---------    ---------
                                                         (Dollars in millions)


Statutory capital and surplus..........................   $  364       $  353
GAAP adjustments for:
  Future policy benefits and policyholders account
    balances...........................................     (325)        (338)
  Deferred policy acquisition costs....................    1,185        1,021
  Deferred income taxes................................      (88)         (20)
  Valuation of investments.............................        2           (5)
  Statutory asset valuation reserves...................       12           16
  Other, net...........................................     (212)        (170)
                                                          ------       ------
Stockholder's Equity...................................   $  938       $  857
                                                          ======       ======




                                                              December 31,
                                                         ----------------------
                                                         2001    2000     1999
                                                         ----    -----    -----
                                                         (Dollars in millions)


Net change in statutory capital and surplus............  $11     $ (11)   $ (41)
GAAP adjustment for:
  Future policy benefits and policyholders account
    balances...........................................   26      (311)    (296)
  Deferred policy acquisition costs....................  153       177      186
  Deferred income taxes................................  (44)       11       (8)
  Valuation of investments.............................    8       (61)      14
  Other, net...........................................  (78)      207      191
                                                         ----    -----    -----
Net Income.............................................  $76     $  12    $  46
                                                         ====    =====    =====


In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification"). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, became effective January 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Commonwealth of Massachusetts Division of Insurance (the "Division") requires adoption of Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification, as modified by the Division increased the Company's statutory capital and surplus by approximately $32 million, as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory capital and surplus.

11. Other Comprehensive Income (Loss)

The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:



                                                              2001     2000     1999
                                                              -----    -----    -----
                                                               (Dollars in millions)


Holding gains (losses) on investments arising during the
  year......................................................  $ 20     $ 23     $(72)
Income tax effect of holding gains or losses................    (5)      16       22
Reclassification adjustments:
  Recognized holding losses (gains) included in current year
    income..................................................   (12)      --       (3)
  Amortization of premium and discount on investments.......    (1)      --       --
  Recognized holding (losses) gains allocated to other
    policyholder amounts....................................    --       --        1
  Income tax effect.........................................     3       --        1
Allocation of holding losses (gains) on investments relating
  to other policyholder amounts.............................    11      (23)      33
Income tax effect of allocation of holding gains or losses
  to other policyholder amounts.............................    (3)     (14)     (10)
                                                              ----     ----     ----
Net unrealized investment gains (losses)....................    13        2      (28)
                                                              ----     ----     ----
Other comprehensive income (loss)...........................  $ 13     $  2     $(28)
                                                              ====     ====     ====


12. Related Party Transactions

Effective 2001, Metropolitan Life and the Company entered into a Master Service Agreement for Metropolitan Life to provide all administrative, accounting, legal and similar services to the Company. This Agreement replaced the former Administrative Services Agreement ("ASA") under which the Company provided such services for certain Metropolitan Life life insurance and annuity contracts defined in the ASA. Metropolitan Life charged the Company $73 million for administrative services in 2001. The Company charged Metropolitan Life $164 million and $161 million for administrative services for 2000 and 1999, respectively. In addition, $61 million and $9 million for 2000 and 1999, respectively, were charged to Metropolitan Life by the Company for other miscellaneous services. These services were charged based upon direct costs incurred. Service fees charged to Metropolitan Life were recorded by NELICO as a reduction in operating expenses. Management believes intercompany expenses are calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company has preferred stock outstanding of $200 million owned by MetLife Credit Corporation. The Company paid $8 million, $11 million and $9 million of dividends on the preferred stock in 2001, 2000 and 1999, respectively.

During 1998 the Company acquired NL Holding and entered into employment agreements with key individuals of NL Holding. The Company paid $5 million in 2001, made no payments in 2000 and paid $3 million in 1999 under these agreements, which expired in 2001.

Commissions earned by NES from sales of New England Funds ("NEF") shares, a subsidiary of MetLife through October 2000, were $12 million in 2000 and 1999, respectively. NES earned asset-based income of $10 million, and $11 million on average assets under management with NEF of approximately $3,500 million and $4,500 million in 2000 and 1999, respectively.

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Of the statutory profits earned by NELICO on participating policies and contracts, the portion which shall inure to the benefit of NELICO's stockholder shall not exceed the larger of (1) 10% of such statutory profits, or (2) fifty cents per year per thousand dollars of participating life insurance other than group term insurance in force at the end of the year.

13. Business Segment Information

The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments:
Individual Life, Individual Annuity, Group Pension, Group Accident and Health, and Corporate. These segments are managed separately because either they provide different products and services, require different strategies, or have different technology requirements.

Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells a variety of fixed annuity and variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Accident and Health provides group life, medical, and disability contracts to corporations and small businesses. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 2001, 2000 and 1999. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

Allocation of net investment income and net investment gains (losses) were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.



                                                                                             Corporate
At or for the year ended                    Individual   Individual    Group      Group         and
December 31, 2001                              Life       Annuity     Pension   Life, A&H   Subsidiaries   Total
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (Dollars in millions)
Premiums..................................    $   73       $    1     $   --       $42         $    1      $  117
Universal life and investment-type product
  policy fees.............................       247           30         10        --             64         351
Net investment income.....................        (6)           3          3         1             43          44
Other revenues............................         6            3          4        10            198         221
Net investment gains (losses).............         2           --         --        --             (3)         (1)
Policyholder benefits and claims..........        69            2         (2)       32              3         104
Interest credited to policyholder.........        18            3          3        --             --          24
Policyholders' Dividends..................         3           --         --        --             --           3
Other Expenses............................       160           32          7        13            271         483
Income (loss) before provision for income
  taxes...................................        72           --          9         8             29         118
Provision (benefit) for income taxes......        24           --          3         3             12          42
Net income (loss).........................        48           --          6         5             17          76
Total assets..............................     3,704        2,047      1,252        48          1,001       8,052
Deferred policy acquisition costs.........     1,062          101         11         5              6       1,185
Separate account assets...................     2,709        1,834      1,182        --             --       5,725
Policyholder liabilities..................       894          182         47        42             39       1,204
Separate account liabilities..............     2,709        1,834      1,182        --             --       5,725


New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)



                                                                                             Corporate
At or for the year ended                    Individual   Individual    Group      Group         and
December 31, 2000                              Life       Annuity     Pension   Life, A&H   Subsidiaries   Total
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (Dollars in millions)
Premiums..................................    $   70       $   --      $ --       $ 36          $ 19       $  125
Universal life and investment-type product
  policy fees.............................       210           25         7         --            30          272
Net investment income.....................       (13)          (1)        1         --            76           63
Other revenues............................        11           10         7          8           247          283
Net investment gains (losses).............        35            2        (2)        --           (63)         (28)
Policyholder benefits and claims..........        83            6        --         31            30          150
Interest credited to policyholder.........        13            2         3         --             2           20
Policyholders' Dividends..................         3           --        --         --            15           18
Other Expenses............................       153           33         8         13           283          490
Income (loss) before provision for income
  taxes...................................        61           (5)        2         --           (21)          37
Provision (benefit) for income taxes......         9           (3)        2         --            17           25
Net income (loss).........................        52           (2)       --         --           (38)          12
Total assets..............................     3,634        1,788       773        406           962        7,563
Deferred policy acquisition costs.........       915           83        11         12            --        1,021
Separate account assets...................     2,879        1,704       726        342            --        5,651
Policyholder liabilities..................       676           70        38         58            11          853
Separate account liabilities..............     2,879        1,704       726        342            --        5,651




                                                                                             Corporate
At or for the year ended                    Individual   Individual    Group      Group         and
December 31, 1999                              Life       Annuity     Pension   Life, A&H   Subsidiaries   Total
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (Dollars in millions)


Premiums..................................    $   63       $   --      $ --       $ 29         $   32      $  124
Universal life and investment-type product
  policy fees.............................       198           17         4         --             22         241
Net investment income.....................       (31)          --        --         --             99          68
Other revenues............................        23            7         3         34            148         215
Net investment gains (losses).............        --           --        --         --              3           3
Policyholder benefits and claims..........       125            5        --         24             39         193
Interest credited to policyholder.........         9            2         1         --             (1)         11
Policyholders' Dividends..................         2           --        --         --             19          21
Other Expenses............................       123           22         6         36            164         351
Income (loss) before provision for income
  taxes...................................        (6)          (5)       --          3             83          75
Provision (benefit) for income taxes......         1           (2)       --          1             29          29
Net income (loss).........................        (7)          (3)       --          2             54          46
Total assets..............................     3,276        1,441       569        266          1,579       7,131
Deferred policy acquisition costs.........       772           63        10          9             77         931
Separate account assets...................     2,705        1,399       518        218             --       4,840
Policyholder liabilities..................       536           44        45         44            518       1,187
Separate account liabilities..............     2,705        1,399       518        218             --       4,840


Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                 ---------------------------------------------


PART C.    OTHER INFORMATION
           -----------------

ITEM 24.   Financial Statements and Exhibits

(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

     Statement of Assets and Liabilities as of December 31, 2001.

     Statement of Operations for the year ended December 31, 2001.

     Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000.

     Notes to Financial Statements.

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

     Consolidated Balance Sheets as of December 31, 2001 and 2000.

     Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2001, 2000 and 1999.

     Consolidated Statements of Equity for the years ended December 31, 2001, 2000 and 1999.

     Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.


     Notes to Consolidated Financial Statements.

(b)  Exhibits

(1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Life Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.


(2)  None.

(3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4
(No. 33-85442) filed on May 1, 1998.


                                     III-1

   (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.


   (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (No. 33-64879) filed on December 11, 1995.


   (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 30, 1997.



(4) (i) Form of Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.


   (ii) Forms of Endorsements (TSA, Simple IRA, Living Benefits and Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

   (iii) Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (No. 33-85442) filed on June 30, 1998.

   (iv) Form of Endorsement (IRA) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 33-85442) filed on January 21, 1999.

   (v) Forms of Endorsement (Dollar Cost Averaging and 72(s)) are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 28, 1999.

    (vi) Form of Endorsements (TSA and Death Benefit) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 27, 2000.

    (vii) Form of Endorsement (Extension of Maturity Age- Pennsylvania) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 33-85442) filed on January 19, 2001.


    (viii) Forms of Endorsements (VE-AMF-1 (05/01) and VE-AMF-2 (05/01) Mortality and Expense Charge) are incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 33-85442) filed on February 28, 2001.


(5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 33-64879) filed on December 11, 1995.


    (ii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 33-85442) filed on January 21, 1999.


                                     III-2

    (iii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 27, 2000.


(6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 30, 1997.


    (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.


    (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 28, 1999.


    (iv) Amended and Restated By-Laws of Depositor (effective March 16, 2001) are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 27, 2001.


(7)  None

(8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed April 6, 2000.


    (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 33-85442) filed on
January 19, 2001.

    (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 33-85442) filed on January 19, 2001.

    (iv) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to the initial Registration Statement (No. 333-73676) of the New England Variable Life Separate Account on Form S-6 filed on November 19, 2001.


    (v) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676/811-
8828) filed on May 15, 2001.


(9) Opinion and Consent of Anne M. Goggin, Esq. (NELICO) filed herewith.



(10)(i)  Consent of Deloitte & Touche, LLP filed herewith.


    (ii) Consent of Sutherland Asbill & Brennan LLP filed herewith.

(11)  None

(12)  None

(13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 33-85442) filed on June 30, 1998.

                                     III-3

(14) Powers of Attorney are incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-51676) filed on December 12, 2000.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

           Name and Principal                      Positions and Offices
            Business Address                          with Depositor

DIRECTORS:


James M. Benson*                                  Chairman of the Board of
New England Financial                             Directors, President,
501 Boylston Street                               Chief Executive Officer and
Boston, MA 02116                                  Director



Susan C. Crampton                                        Director
Principal
The Vermont Partnership
6 Tarbox Road
Jericho, VT 05465


Edward A. Fox                                            Director
Chairman of the Board
SLM, Corp.
11600 Sally Mae Drive
Reston, VA   20193


George J. Goodman                                        Director
Adam Smith Global Television, Ltd.
50th Floor, Craig Drill Capital
General Motors Building
767 Fifth Street
New York, NY  10153

Dr. Evelyn E. Handler                                    Director
President
Merrimack Higher Education
Associates, Inc.
Ten Sterling Place
Bow, NH   03304-5216

Philip K. Howard, Esq.                                   Director
Partner
Covington & Burling
1330 Avenue of the Americas
New York, NY  10019


Bernard A. Leventhal                                     Director
Retired Vice Chairman
of the Board
Burlington Industries
1345 Avenue of the Americas
17th Floor
New York, NY  10105

                                     III-4

           Name and Principal                      Positions and Offices
            Business Address                          with Depositor


Thomas J. May                                            Director
Chairman and Chief Executive Officer
NSTAR
800 Boylston Street
Boston, MA 02199

Stewart G. Nagler                                        Vice Chairman of the
Metropolitan Life Insurance                              Board of Directors,
Company                                                  Chief Financial
One Madison Avenue                                       Officer and Director
New York, NY 10010


Catherine A. Rein                                        Director
President and Chief Executive Officer
Metropolitan Property and Casualty
700 Quaker Lane
Warwick, RI  02887


Rand N. Stowell                                          Director
President
Randwell Company
P. O. Box 60
Weld, ME  04285

Lisa M. Weber                                            Director
Executive Vice President and
Senior Chief Administrative Officer
Metropolitan Life Insurance
Company and MetLife, Inc.
One Madison Avenue
New York, NY 10010

OFFICERS:

                                          Chairman of the Board of Directors,
                                          President, Chief Executive Officer
James M. Benson*                          and Director

David W. Allen*                           Senior Vice President




Mary Ann Brown*                           President, New England Products and
                                          Services (a business unit of NELICO)

Anthony T. Candito*                       President, NEF Information Services
                                          and Chief Information Officer

Thom A. Faria*                            President, Career Agency System
                                          (a business unit of NELICO)

                                     III-5

Robert L. Ghegan                          Senior Vice President

Anne M. Goggin*                           Senior Vice President and
                                          General Counsel



Alan C. Leland, Jr.*                      Senior Vice President

George J. Maloof*                         Executive Vice President

Kenneth D. Martinelli*                    Senior Vice President

Thomas W. McConnell                       Senior Vice President
399 Boylston Street
Boston, MA   02116


Hugh C. McHaffie*                         Senior Vice President

Stephen J. McLaughlin*                    Senior Vice President

Thomas W. Moore*                          Senior Vice President


Kathryn F. Plazak*                        Vice President,
                                          Secretary and Clerk

David Y. Rogers*                          Executive Vice President,
                                          Chief Financial Officer
                                          and Chief Accounting Officer

John G. Small, Jr.*                       President, New England Services
                                          (a business unit of NELICO)

Anthony J. Williamson*                    Treasurer



*The principal business address for each of the directors and officers is the same as New England Life Insurance Company's address which is 501 Boylston Street, Boston, MA 02116-3700, except where otherwise indicated.


ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:


                                     III-6

ORGANIZATIONAL STRUCTURE OF METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                             AS OF DECEMBER 31, 2001

Metropolitan Life Insurance Company (Metropolitan) is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31 2001. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Property and Casualty Insurance Company (RI)

     1) Metropolitan Group Property and Casualty Insurance Company (RI)

          a) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

     2) Metropolitan Casualty Insurance Company (RI)

     3) Metropolitan General Insurance Company (RI)

     4) Metropolitan Direct Property and Casualty Insurance Company (GA)

     5) MetLife Auto & Home Insurance Agency, Inc. (RI)

     6) Metropolitan Lloyds, Inc. (TX)

     7) Met P&C Managing General Agency, Inc. (TX)

     8) Economy Fire & Casualty Company (RI)

          a) Economy Preferred Insurance Company (RI)

          b) Economy Premier Assurance Company (RI)

B.   MetLife General Insurance Agency, Inc. (DE)

     1) MetLife General Insurance Agency of Alabama, Inc. (AL)

     2) MetLife General Insurance Agency of Kentucky, Inc. (KY)

     3) MetLife General Insurance Agency of Mississippi, Inc. (MS)

     4) MetLife General Insurance Agency of Texas, Inc. (TX)

     5) MetLife General Insurance Agency of North Carolina, Inc. (NC)

     6) MetLife General Insurance Agency of Massachusetts, Inc. (MA)

C.   Metropolitan Asset Management Corporation (DE)

     1) MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

     2) MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          a) MetLife Capital CFLI Holdings, LLC (DE)

               i) MetLife Capital CFLI Leasing, LLC (DE)

     3) MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Corporation holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non-voting common stock of MetLife Financial Acceptance Corporation.

     4) MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

     5) MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     6) MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

D.   SSRM Holdings, Inc. (DE)

     1) State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

          a) State Street Research Investment Services, Inc. (MA)

     2) SSR Realty Advisors, Inc. (DE)

          a) Metric Management Inc. (DE)

          b) Metric Property Management, Inc. (DE)

          c) Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

          d) Metric Capital Corporation (CA)

          e) Metric Assignor, Inc. (CA)

          f) SSR AV, Inc. (DE)

          g) SSR Development Partners LLC (DE)

E.   Metropolitan Tower Realty Company, Inc. (DE)

F.   MetLife Investors Group, Inc. (DE)

     1) MetLife Investors USA Insurance Company (DE)

     2) Security First Insurance Agency, Inc. (Massachusetts) (MA)

     3) Security First Insurance Agency, Inc. (Nevada) (NV)

     4) MetLife Investors Group of Ohio, Inc. (OH)

     5) MetLife Investors Distribution Company (DE)

     6) Met Investors Advisory Corp. (DE)

     7) Security First Financial Agency, Inc. (TX)

G.   MetLife CC Holding Company (DE)

H.   VirtualFinances.com, Inc. (DE)

I.   Metropolitan Tower Life Insurance Company (DE)

J.   MetLife Security Insurance Company of Louisiana (LA)

K.   Texas Life Insurance Company (TX)

     1) Texas Life Agency Services, Inc. (TX)

     2) Texas Life Agency Services of Kansas, Inc. (KS)

L.   MetLife Securities, Inc. (DE)

M.   23rd Street Investments, Inc. (DE)

     1) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

     2) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

          a) Coating Technologies International, Inc (DE).

N. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1) Seguros Genesis, S.A. (Spain)

     2) Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

O.   Metropolitan Life Seguros de Vida S.A. (Uruguay)

     1) Jefferson Pilot Omega Seguros de Vida S.A (Uruguay)

P.   MetLife Holdings Luxembourg S.A. (Luxembourg)

Q.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

R.   MetLife International Holdings, Inc. (DE)

     1) MetLife Insurance Company of the Philippines, Inc. (Philippines)

     2) Natiloportem Holdings, Inc. (DE)

          a) Servicios Administrativos Gen, S.A. de C.V.

          b) Metropolitan Insurance Services Limited. (United Kingdom) 50% of the shares is held by Metropolitan Life Insurance Company.

          c) Metropolitan Company Limited (Isle of Man)

          d) European Marketing Services S.r.l.- 95% of the shares is held by Natiloportem Holdings and 5% by MetLife International Holdings, Inc.

     3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

     4) Metropolitan Life Seguros de Retiro, S.A.

     5) Metropolitan Life Seguros de Vida S.A. (Argentina)

          a) Met AFJP S.A. (Argentina). Shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A. (5%) and by Metropolitan Life Seguros de Vida S.A. (95%).

     6) MetLife India Insurance Company Private Limited (India) -- is owned 26% by MetLife International Holdings, Inc. and 74% by third parties.

     7) MetLife Services Company Czechia, s.r.o. (Czech Republic) 10% of its shares is owned by Natiloportem Holdings, Inc.

     8)  Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)

     9)  MetLife Saengmyoung Insurance Company Ltd. (Korea)

     10) Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

          a) Seguradora America do Sul S.A. (Brazil) 99.89% is owned by Metropolitan Life Seguros E Previdencia Privado S.A.

S.   Metropolitan Marine Way Investments Limited (Canada)

T. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

U. Seguros Genesis S.A. (Mexico) Metropolitan holds 93.58%, and Metropolitan Asset Management Corporation holds 3.19%.

V.   Hyatt Legal Plans, Inc. (DE)

     1) Hyatt Legal Plans of Florida, Inc. (FL)

W.   One Madison Merchandising L.L.C. (CT)

X.   Metropolitan Realty Management, Inc. (DE)

     1) Edison Supply and Distribution, Inc. (DE)

     2) Cross & Brown Company (NY)

          a) CBNJ, Inc. (NJ)

Y.   MetPark Funding, Inc. (DE)

Z.   Transmountain Land & Livestock Company (MT)

AA.  MetLife Trust Company, National Association (United States)

AB.  Benefit Services Corporation (GA)

AC.  GA Holding Corp. (MA)

AD.  CRH Co., Inc. (MA)

AE.  334 Madison Euro Investments, Inc. (DE)

     1) Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited.

          a) Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

AF.  L/C Development Corporation (CA)

AG. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

AH. New England Portfolio Advisors, Inc. (MA) A.D. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)

AI. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan Life Insurance Company owns 34% of St. James Fleet Investments Two Limited.

AJ.  MetLife New England Holdings, Inc. (DE)

     1) Fulcrum Financial Advisors, Inc. (MA)

     2) New England Life Insurance Company (MA)

          a) New England Life Holdings, Inc. (DE)

               i) New England Securities Corporation (MA)

                    (1) Hereford Insurance Agency, Inc. (MA)

                    (2) Hereford Insurance Agency of Alabama, Inc. (AL)

                    (3) Hereford Insurance Agency of Hawaii, Inc. (HI)

               ii) N.L. Holding Corp. (DEL) (NY)

                    (1) Nathan & Lewis Securities, Inc. (NY)

                    (2) Nathan & Lewis Associates, Inc. (NY)

                         (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)

                        (b) Nathan and Lewis Associates of Texas, Inc. (TX)

     (3) Nathan & Lewis Associates-Arizona, Inc. (AZ)

     (4) Nathan & Lewis of Nevada, Inc. (NV)

          iii) MetLife Advisers, LLC (MA)

               b) Omega Reinsurance Corporation (AZ)

               c) New England Pension and Annuity Company (DE)

               d) Newbury Insurance Company, Limited (Bermuda)

AK.  GenAmerica Financial Corporation (MO)

     1) General American Life Insurance Company (MO)

          a) Paragon Life Insurance Company (MO)

          b) Security Equity Life Insurance Company (NY)

          c) Cova Corporation (MO)

               i)   MetLife Investors Insurance Company (MO)

                    (1) MetLife Investors Insurance Company of California (CA)

                    (2) First MetLife Investors Insurance Company (NY)

               ii)  Cova Life Management Company (DE)

                    (1) Cova Life Administration Services Company (IL)

                         d) General Life Insurance Company (TX)

                         e) Equity Intermediary Company (MO)

               i) Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.9% is held by Equity Intermediary Company.

     (1) Reinsurance Company of Missouri Incorporated (MO)

          (a) RGA Reinsurance Company (MO)

               (i) Fairfield Management Group, Inc. (MO)

               1. Reinsurance Partners, Inc. (MO)

               2. Great Rivers Reinsurance Management, Inc. (MO)

               3. RGA (U.K.) Underwriting Agency Limited (United Kingdom)

     (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

     (3) RGA Americas Reinsurance Company, Ltd. (Barbados)

     (4) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

          (a) RGA Financial Group, L.L.C. (DE) 80% of RGA Financial Group, L.L.C. is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company owns 20% of RGA Financial Group, L.L.C.

     (5) RGA International Ltd. (CBCA) (Canada)

          (a)  RGA Canada Management Inc. (CBCA) Canada)

               (i)  RGA Life Reinsurance Company of Canada Limited (CBCA)
                    (Canada)

     (6) RGA Holdings Limited (United Kingdom)

          (a) RGA UK Services Limited (United Kingdom)

          (b) RGA Capital Limited U.K. (United Kingdom)

          (c) RGA Reinsurance (UK) Limited (United Kingdom)

     (7) RGA South African Holdings (Pty) Ltd. (South Africa)

          (a) RGA Reinsurance Company of South Africa Limited (South Africa)

     (8) RGA Australian Holdings Pty Limited (Australia)

          (a) RGA Reinsurance Company of Australia Limited (Australia)

     (9) General American Argentina Seguros de Vida, S.A. (Argentina)

     (10) RGA Argentina, S.A. (Argentina)

     (11) Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

     (12) Malaysia Life Reinsurance Group Berhad. (Malaysia) Reinsurance Group of America, Incorporated owns 30% of Malaysia Life Reinsurance Group Berhad.

     (13) RGA Sigma Reinsurance SPC (Cayman Islands)

     (14) RGA International Co. (Nova Scotia)

          (a) RGA Financial Products Limited (Canada)

               f)   GenAm Holding Company (DE)

                    i)   Krisman, Inc. (MO)

                    ii) Genelco de Mexico S.A. de C.V. (Mexico) 99% of the shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                    iii) White Oak Royalty Company (OK)

                    iv)  GM Marketing Incorporated (MO)

               g)   John S. McSwaney & Associates, Inc. (ND)

               h) GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

     2) Collaborative Strategies, Inc. (MO)

     3) Missouri Reinsurance (Barbados) Inc. (Barbados)

     4) GenAmerica Capital I (DE)

     5) Walnut Street Securities, Inc. (MO)

          a) WSS Insurance Agency of Alabama, Inc. (AL)

          b) WSS Insurance Agency of Massachusetts, Inc. (MA)

          c) WSS Insurance Agency of Nevada, Inc. (NV)

          d) WSS Insurance Agency of Ohio, Inc. (OH)

          e) WSS Insurance Agency of Texas, Inc. (TX)

          f) Walnut Street Advisers, Inc. (MO)

     6) General American Distributors, Inc. (MO)

AL. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia (Poland)

AM.  MetLife (India) Private Ltd. (India)

AN.  Tossle Company (Cayman Islands)

AO.  MetDent, Inc. (DE)

AP.  334 Madison Avenue BTP-D Investor, LLC (DE)

AQ.  334 Madison Avenue BTP-E Investor, LLC (DE)

AR.  MetLife Holdings, Inc. (DE)

     1) MetLife Credit Corp. (DE)

     2) MetLife Funding Inc. (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

2) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

4) Metropolitan indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

5) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

7) Mezzanine Investment Limited Partnerships (MILPs), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following:
     Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS

     As of March 31, 2002, there were 17,404 owners of tax-qualified Contracts and 15,791 owners of non-qualified Contracts.


ITEM 28. INDEMNIFICATION

     The Depositor's parent, Metropolitan Life Insurance Company ("Metropolitan Life") has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. Metropolitan Life maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which the Depositor and New England Securities Corporation, the Registrant's principal underwriter (the "Underwriter"), as well as certain other subsidiaries of Metropolitan Life are covered. A provision in Metropolitan Life's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter. A provision in the Depositor's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers or employees of the Depositor.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers or controlling persons (if any) of the Underwriter or Depositor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable.

     In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor or Underwriter of expenses incurred or paid by a director, officer or controlling person of the Depositor or Underwriter in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor or Underwriter will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) New England Securities Corporation also serves as principal underwriter for:

     New England Zenith Fund
     New England Variable Annuity Fund I
     New England Variable Life Separate Account
     New England Life Retirement Investment Account
     The New England Variable Account

     (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                                     III-7

             Name                    Positions and Offices with          Positions and Offices with
                                       Principal Underwriter                     Registrant
Thomas W. McConnell*            Chairman of the Board of Directors,                 None
                                President and Chief Executive Officer
Steven J. Brash***              Assistant Treasurer                                 None
Mary M. Diggins**               Vice President, General Counsel,                    None
                                Secretary and Clerk
Johannes Etwaroo*               Vice President of Operations                        None
Thom A. Faria**                 Director                                            None
Anne M. Goggin**                Director                                            None
David Decker****                Vice President                                      None
Gregory M. Harrison***          Assistant Treasurer                                 None
Laura A. Hutner*                Vice President                                      None
Mitchell A. Karman**            Vice President                                      None
Rebecca Kovatch*                Field Vice President                                None
Joanne Logue**                  Vice President                                      None
Genevieve Martin*               Field Vice President                                None
Sean McNamara*****              Assistant Vice President                            None
James Reynolds*                 Vice President and Chief Financial Officer          None
Robert F. Regan**               Vice President                                      None
Jonathan M. Rozek*              Vice President                                      None
Bette Skandalis**               Vice President                                      None
Michael E. Toland*              Vice President, Treasurer, Chief Compliance         None
                                Officer, Assistant Secretary and
                                Assistant Clerk




Principal Business Address:           *399 Boylston Street, Boston, MA 02116
                                     **501 Boylston Street, Boston, MA 02116
                                    ***MetLife - One Madison Avenue, New York, NY, 10010
                                   ****MetLife - 260 Madison Avenue, New York, NY, 10016
                                  *****MetLife - 485 E. US Highway South, Iseline, NJ 08830




     (c)

       (1)                  (2)                   (3)                  (4)                  (5)
Name of Principal    Net Underwriting
 Underwriter           Discounts and       Compensation on          Brokerage
                        Commissions           Redemption           Commissions          Compensation


New England          $16,986,480
 Securities                                        0                     0                     0
 Corporation



                                     III-8

Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) State Street Bank & Trust Company
         225 Franklin Street Boston
         Massachusetts  02110

     (c) New England Securities Corporation
         399 Boylston Street
         Boston, Massachusetts 02116

     (d) New England Life Insurance Company
         501 Boylston Street
         Boston, Massachusetts  02116

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

     (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

                                     III-9

     (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

     (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

     New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                     III-10

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of April, 2002.


                     New England Variable Annuity Separate Account
                        (Registrant)

                     By: New England Life Insurance Company
                         (Depositor)


                     By: /s/ Anne M. Goggin
                         ------------------
                         Anne M. Goggin, Esq.
                         Senior Vice President
                         and General Counsel


Attest:     /s/  Michele H. Abate
            ---------------------
            Michele H. Abate
            Assistant Secretary



                                     III-11

                                SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of April, 2002.


                     NEW ENGLAND LIFE INSURANCE COMPANY



                     By:/s/ Anne M. Goggin
                        ------------------
                        Anne M. Goggin, Esq.
                        Senior Vice President
                        and General Counsel
Attest:

       /s/  Michele H. Abate
       -----------------------------
            Michele H. Abate
            Assistant Secretary


     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2002.



       *                                                     Chairman, President and
-------------------------------------------------            Chief Executive Officer
James M. Benson


      *                                                             Director
-------------------------------------------------
Susan C. Crampton

      *                                                             Director
-------------------------------------------------
Edward A. Fox

      *                                                             Director
-------------------------------------------------
George J. Goodman

      *                                                             Director
-------------------------------------------------
Evelyn E. Handler

      *                                                             Director
-------------------------------------------------
Philip K. Howard

      *                                                             Director
-------------------------------------------------
Bernard A. Leventhal


                                     III-12



     *                                                              Director
-------------------------------------------------
Thomas J. May

      *                                                             Director
-------------------------------------------------
Stewart G. Nagler

      *                                                             Director
-------------------------------------------------
Catherine A. Rein

      *                                                Executive Vice President and Chief
-------------------------------------------------    Financial Officer and Chief Accounting
David Y. Rogers                                                      Officer


      *                                                             Director
-------------------------------------------------
Rand N. Stowell

                                                                    Director
      *
-------------------------------------------------
Lisa M. Weber


By: /s/ Michele H. Abate
    ------------------------
    Michele H. Abate, Esq.
    Attorney-in-fact
    April 25, 2002




* New England Life Insurance Company. Executed by Michele H. Abate, Esq. on behalf of those indicated pursuant to Powers of Attorney filed with the Registration Statement on Form N-4 (File No. 333-51676) filed on December 12, 2000.


                                     III-13

                                 Exhibit Index





(9) Opinion and Consent of Anne M. Goggin, Esq. (NELICO)


(10) (i)  Consent of Deloitte & Touche LLP.

     (ii) Consent of Sutherland Asbill & Brennan LLP.

                                     III-1